UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Allocation VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$29	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$555,366,894
Total Number of Portfolio Holdings*	1,054
Portfolio Turnover Rate	20.58%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Allocation VIP Fund	PAGE 1	783-STSR-0825

Franklin Allocation VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$41	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$555,366,894
Total Number of Portfolio Holdings*	1,054
Portfolio Turnover Rate	20.58%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Allocation VIP Fund	PAGE 1	784-STSR-0825

Franklin Allocation VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$47	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$555,366,894
Total Number of Portfolio Holdings*	1,054
Portfolio Turnover Rate	20.58%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Allocation VIP Fund	PAGE 1	701-STSR-0825

Franklin DynaTech VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$45	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$184,350,205
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	23.81%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech VIP Fund	PAGE 1	729-STSR-0825

Franklin DynaTech VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$50	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$184,350,205
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	23.81%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech VIP Fund	PAGE 1	702-STSR-0825

Franklin Global Real Estate VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$51	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$103,748,815
Total Number of Portfolio Holdings*	68
Portfolio Turnover Rate	13.43%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Real Estate VIP Fund	PAGE 1	771-STSR-0825

Franklin Global Real Estate VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$64	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$103,748,815
Total Number of Portfolio Holdings*	68
Portfolio Turnover Rate	13.43%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Real Estate VIP Fund	PAGE 1	772-STSR-0825

Franklin Growth and Income VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$30	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$54,179,023
Total Number of Portfolio Holdings*	87
Portfolio Turnover Rate	16.95%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth and Income VIP Fund	PAGE 1	767-STSR-0825

Franklin Growth and Income VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$43	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$54,179,023
Total Number of Portfolio Holdings*	87
Portfolio Turnover Rate	16.95%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth and Income VIP Fund	PAGE 1	768-STSR-0825

Franklin Income VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$23	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,161,521,903
Total Number of Portfolio Holdings*	280
Portfolio Turnover Rate	23.59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income VIP Fund	PAGE 1	769-STSR-0825

Franklin Income VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$36	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,161,521,903
Total Number of Portfolio Holdings*	280
Portfolio Turnover Rate	23.59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income VIP Fund	PAGE 1	770-STSR-0825

Franklin Income VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$41	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$3,161,521,903
Total Number of Portfolio Holdings*	280
Portfolio Turnover Rate	23.59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income VIP Fund	PAGE 1	708-STSR-0825

Franklin Large Cap Growth VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 1[1]	$42	0.82%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$92,265,427
Total Number of Portfolio Holdings*	62
Portfolio Turnover Rate	15.90%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Large Cap Growth VIP Fund	PAGE 1	721-STSR-0825

Franklin Large Cap Growth VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 2[1]	$55	1.08%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$92,265,427
Total Number of Portfolio Holdings*	62
Portfolio Turnover Rate	15.90%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Large Cap Growth VIP Fund	PAGE 1	722-STSR-0825

Franklin Mutual Global Discovery VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$48	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$433,279,220
Total Number of Portfolio Holdings*	69
Portfolio Turnover Rate	22.87%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery VIP Fund	PAGE 1	753-STSR-0825

Franklin Mutual Global Discovery VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$61	1.16%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$433,279,220
Total Number of Portfolio Holdings*	69
Portfolio Turnover Rate	22.87%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery VIP Fund	PAGE 1	754-STSR-0825

Franklin Mutual Global Discovery VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$67	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$433,279,220
Total Number of Portfolio Holdings*	69
Portfolio Turnover Rate	22.87%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery VIP Fund	PAGE 1	736-STSR-0825

Franklin Mutual Shares VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 1[1]	$35	0.69%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,984,200,373
Total Number of Portfolio Holdings*	68
Portfolio Turnover Rate	28.35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares VIP Fund	PAGE 1	743-STSR-0825

Franklin Mutual Shares VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 2[1]	$48	0.94%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,984,200,373
Total Number of Portfolio Holdings*	68
Portfolio Turnover Rate	28.35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares VIP Fund	PAGE 1	744-STSR-0825

Franklin Mutual Shares VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 4[1]	$53	1.04%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,984,200,373
Total Number of Portfolio Holdings*	68
Portfolio Turnover Rate	28.35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares VIP Fund	PAGE 1	737-STSR-0825

Franklin Rising Dividends VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$32	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,554,834,080
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	13.49%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends VIP Fund	PAGE 1	773-STSR-0825

Franklin Rising Dividends VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$45	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,554,834,080
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	13.49%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends VIP Fund	PAGE 1	774-STSR-0825

Franklin Rising Dividends VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$50	0.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,554,834,080
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	13.49%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends VIP Fund	PAGE 1	731-STSR-0825

Franklin Small Cap Value VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$32	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,079,854,607
Total Number of Portfolio Holdings*	78
Portfolio Turnover Rate	21.61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value VIP Fund	PAGE 1	775-STSR-0825

Franklin Small Cap Value VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$44	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,079,854,607
Total Number of Portfolio Holdings*	78
Portfolio Turnover Rate	21.61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value VIP Fund	PAGE 1	776-STSR-0825

Franklin Small Cap Value VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$49	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,079,854,607
Total Number of Portfolio Holdings*	78
Portfolio Turnover Rate	21.61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value VIP Fund	PAGE 1	732-STSR-0825

Franklin Small-Mid Cap Growth VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$42	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$431,919,752
Total Number of Portfolio Holdings*	95
Portfolio Turnover Rate	15.17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth VIP Fund	PAGE 1	723-STSR-0825

Franklin Small-Mid Cap Growth VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$54	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$431,919,752
Total Number of Portfolio Holdings*	95
Portfolio Turnover Rate	15.17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth VIP Fund	PAGE 1	724-STSR-0825

Franklin Small-Mid Cap Growth VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$59	1.17%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$431,919,752
Total Number of Portfolio Holdings*	95
Portfolio Turnover Rate	15.17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth VIP Fund	PAGE 1	733-STSR-0825

Franklin Strategic Income VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$40	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$269,907,133
Total Number of Portfolio Holdings*	647
Portfolio Turnover Rate	58.19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Strategic Income VIP Fund	PAGE 1	779-STSR-0825

Franklin Strategic Income VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$53	1.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$269,907,133
Total Number of Portfolio Holdings*	647
Portfolio Turnover Rate	58.19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Strategic Income VIP Fund	PAGE 1	780-STSR-0825

Franklin Strategic Income VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$58	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$269,907,133
Total Number of Portfolio Holdings*	647
Portfolio Turnover Rate	58.19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Strategic Income VIP Fund	PAGE 1	734-STSR-0825

Franklin U.S. Government Securities VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 1[1]	$27	0.53%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$505,276,423
Total Number of Portfolio Holdings*	684
Portfolio Turnover Rate	10.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities VIP Fund	PAGE 1	781-STSR-0825

Franklin U.S. Government Securities VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 2[1]	$39	0.78%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$505,276,423
Total Number of Portfolio Holdings*	684
Portfolio Turnover Rate	10.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities VIP Fund	PAGE 1	782-STSR-0825

Franklin VolSmart Allocation VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$132,509,463
Total Number of Portfolio Holdings*	251
Portfolio Turnover Rate	7.39%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin VolSmart Allocation VIP Fund	PAGE 1	7792-STSR-0825

Franklin VolSmart Allocation VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$45	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$132,509,463
Total Number of Portfolio Holdings*	251
Portfolio Turnover Rate	7.39%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin VolSmart Allocation VIP Fund	PAGE 1	792-STSR-0825

Franklin VolSmart Allocation VIP Fund
Class 5
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 5[1]	$40	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$132,509,463
Total Number of Portfolio Holdings*	251
Portfolio Turnover Rate	7.39%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin VolSmart Allocation VIP Fund	PAGE 1	795-STSR-0825

Templeton Developing Markets VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$61	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$294,616,515
Total Number of Portfolio Holdings*	92
Portfolio Turnover Rate	7.52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets VIP Fund	PAGE 1	717-STSR-0825

Templeton Developing Markets VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$75	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$294,616,515
Total Number of Portfolio Holdings*	92
Portfolio Turnover Rate	7.52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets VIP Fund	PAGE 1	718-STSR-0825

Templeton Developing Markets VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$80	1.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$294,616,515
Total Number of Portfolio Holdings*	92
Portfolio Turnover Rate	7.52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets VIP Fund	PAGE 1	738-STSR-0825

Templeton Foreign VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$44	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$873,572,886
Total Number of Portfolio Holdings*	44
Portfolio Turnover Rate	25.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign VIP Fund	PAGE 1	719-STSR-0825

Templeton Foreign VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$57	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$873,572,886
Total Number of Portfolio Holdings*	44
Portfolio Turnover Rate	25.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign VIP Fund	PAGE 1	720-STSR-0825

Templeton Foreign VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$63	1.16%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$873,572,886
Total Number of Portfolio Holdings*	44
Portfolio Turnover Rate	25.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign VIP Fund	PAGE 1	785-STSR-0825

Templeton Global Bond VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$24	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,430,886,134
Total Number of Portfolio Holdings*	83
Portfolio Turnover Rate	18.76%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond VIP Fund	PAGE 1	741-STSR-0825

Templeton Global Bond VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$37	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,430,886,134
Total Number of Portfolio Holdings*	83
Portfolio Turnover Rate	18.76%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond VIP Fund	PAGE 1	742-STSR-0825

Templeton Global Bond VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$43	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,430,886,134
Total Number of Portfolio Holdings*	83
Portfolio Turnover Rate	18.76%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond VIP Fund	PAGE 1	787-STSR-0825

Templeton Growth VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$46	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$371,234,449
Total Number of Portfolio Holdings*	62
Portfolio Turnover Rate	43.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth VIP Fund	PAGE 1	739-STSR-0825

Templeton Growth VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$59	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$371,234,449
Total Number of Portfolio Holdings*	62
Portfolio Turnover Rate	43.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth VIP Fund	PAGE 1	740-STSR-0825

Templeton Growth VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$65	1.22%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$371,234,449
Total Number of Portfolio Holdings*	62
Portfolio Turnover Rate	43.37%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth VIP Fund	PAGE 1	788-STSR-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Allocation VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 34
Notes to Financial Statements 38
Changes In and Disagreements with Accountants 52
Results of Meeting(s) of Shareholders 52
Remuneration Paid to Directors, Officers and Others 52
Board Approval of Management and Subadvisory Agreements 52

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.29 $4.95 $4.46 $6.02 $5.49 $6.86
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.11 0.10 0.08 0.06 0.10
Net realized and unrealized gains (losses) 0.29 0.35 0.55 (1.03) 0.58 0.45
Total from investment operations ........ 0.35 0.46 0.65 (0.95) 0.64 0.55
Less distributions from:
Net investment income .............. (0.12) (0.12) (0.08) (0.10) (0.11) (0.12)
Net realized gains ................. (0.23) — (0.08) (0.51) — (1.80)
Total distributions ................... (0.35) (0.12) (0.16) (0.61) (0.11) (1.92)
Net asset value, end of period .......... $5.29 $5.29 $4.95 $4.46 $6.02 $5.49
Total return
c
....................... 6.72% 9.33% 14.77% (15.68)% 11.81% 12.19%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.59% 0.57% 0.58% 0.60% 0.60%
Expenses net of waiver and payments by
affiliates .......................... 0.56% 0.56% 0.56%
e
0.57%
e
0.56%
e
0.55%
e
Net investment income ............... 2.44% 2.07% 2.08% 1.55% 1.04% 1.79%
Supplemental data
Net assets , end of period (000’s) ........ $1,085 $1,067 $791 $648 $841 $811
Portfolio turnover rate ................ 20.58% 53.38% 56.04% 107.31% 54.07% 99.02%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 20.58% 53.38% 56.04% 107.31% 54.07% 91.62%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.24 $4.90 $4.41 $5.96 $5.43 $6.81
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.09 0.08 0.06 0.05 0.09
Net realized and unrealized gains (losses) 0.28 0.36 0.56 (1.02) 0.58 0.43
Total from investment operations ........ 0.34 0.45 0.64 (0.96) 0.63 0.52
Less distributions from:
Net investment income .............. (0.11) (0.11) (0.07) (0.08) (0.10) (0.10)
Net realized gains ................. (0.23) — (0.08) (0.51) — (1.80)
Total distributions ................... (0.34) (0.11) (0.15) (0.59) (0.10) (1.90)
Net asset value, end of period .......... $5.24 $5.24 $4.90 $4.41 $5.96 $5.43
Total return
c
....................... 6.50% 9.15% 14.61% (16.00)% 11.68% 11.74%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.84% 0.84% 0.82% 0.83% 0.85% 0.85%
Expenses net of waiver and payments by
affiliates .......................... 0.81% 0.81% 0.81%
e
0.82%
e
0.81%
e
0.80%
e
Net investment income ............... 2.19% 1.81% 1.81% 1.29% 0.80% 1.54%
Supplemental data
Net assets , end of period (000’s) ........ $204,368 $207,665 $222,332 $223,917 $302,084 $398,620
Portfolio turnover rate ................ 20.58% 53.38% 56.04% 107.31% 54.07% 99.02%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 20.58% 53.38% 56.04% 107.31% 54.07% 91.62%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.45 $5.10 $4.58 $6.17 $5.62 $6.97
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.09 0.08 0.06 0.04 0.08
Net realized and unrealized gains (losses) 0.29 0.36 0.58 (1.06) 0.60 0.46
Total from investment operations ........ 0.35 0.45 0.66 (1.00) 0.64 0.54
Less distributions from:
Net investment income .............. (0.10) (0.10) (0.06) (0.08) (0.09) (0.09)
Net realized gains ................. (0.23) — (0.08) (0.51) — (1.80)
Total distributions ................... (0.33) (0.10) (0.14) (0.59) (0.09) (1.89)
Net asset value, end of period .......... $5.47 $5.45 $5.10 $4.58 $6.17 $5.62
Total return
c
....................... 6.49% 8.89% 14.62% (16.19)% 11.54% 11.75%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.94% 0.92% 0.93% 0.95% 0.95%
Expenses net of waiver and payments by
affiliates .......................... 0.91% 0.91% 0.91%
e
0.92%
e
0.91%
e
0.90%
e
Net investment income ............... 2.10% 1.71% 1.71% 1.20% 0.70% 1.44%
Supplemental data
Net assets , end of period (000’s) ........ $349,913 $344,151 $355,128 $328,741 $418,751 $409,388
Portfolio turnover rate ................ 20.58% 53.38% 56.04% 107.31% 54.07% 99.02%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 20.58% 53.38% 56.04% 107.31% 54.07% 91.62%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin Allocation VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 57.8%
Aerospace & Defense 1.9%
Airbus SE , ADR .................................... France 6,765 $ 354,215
BAE Systems plc ................................... United Kingdom 25,537 662,759
a
Boeing Co. (The) ................................... United States 3,050 639,066
BWX Technologies, Inc. .............................. United States 3,167 456,238
Curtiss-Wright Corp. ................................. United States 680 332,214
Dassault Aviation SA ................................. France 1,941 686,283
General Electric Co. ................................. United States 4,161 1,071,000
Howmet Aerospace, Inc. .............................. United States 430 80,036
Leonardo SpA ...................................... Italy 2,125 119,907
Lockheed Martin Corp. ............................... United States 1,640 759,550
MTU Aero Engines AG ............................... Germany 2,000 888,507
Northrop Grumman Corp. ............................. United States 2,664 1,331,947
Rolls-Royce Holdings plc ............................. United Kingdom 9,263 122,759
RTX Corp. ........................................ United States 15,433 2,253,527
Safran SA ......................................... France 1,746 569,413
10,327,421
Air Freight & Logistics 0.2%
Deutsche Post AG ................................... Germany 1,237 57,298
DSV A/S .......................................... Denmark 5,085 1,219,659
1,276,957
Automobile Components 0.1%
a
Aptiv plc .......................................... Jersey 1,128 76,952
Cie Generale des Etablissements Michelin SCA ............ France 4,740 176,301
Continental AG ..................................... Germany 6,263 546,620
799,873
Automobiles 0.7%
Ferrari NV ......................................... Italy 108 52,910
Ford Motor Co. ..................................... United States 6,856 74,388
General Motors Co. .................................. United States 14,190 698,290
Isuzu Motors Ltd. ................................... Japan 12,700 160,883
Stellantis NV ....................................... United States 38,316 383,778
Subaru Corp. ...................................... Japan 16,800 291,251
Suzuki Motor Corp. .................................. Japan 45,500 548,559
a
Tesla, Inc. ......................................... United States 5,025 1,596,242
Toyota Motor Corp. .................................. Japan 18,500 318,625
4,124,926
Banks 3.5%
b
ABN AMRO Bank NV , CVA , 144A , Reg S ................. Netherlands 2,034 55,540
AIB Group plc ...................................... Ireland 57,480 474,374
Bank of America Corp. ............................... United States 33,938 1,605,946
Barclays plc ....................................... United Kingdom 77,642 358,766
BNP Paribas SA .................................... France 5,709 512,107
Citigroup, Inc. ...................................... United States 3,371 286,940
Commonwealth Bank of Australia ....................... Australia 3,572 434,742
DBS Group Holdings Ltd. ............................. Singapore 2,300 81,195
Erste Group Bank AG ................................ Austria 1,040 88,530
HDFC Bank Ltd. .................................... India 37,751 881,315
HSBC Holdings plc .................................. United Kingdom 96,069 1,162,069
ING Groep NV ..................................... Netherlands 68,066 1,491,849
Intesa Sanpaolo SpA ................................. Italy 65,374 376,581
JPMorgan Chase & Co. ............................... United States 14,914 4,323,718
Lloyds Banking Group plc ............................. United Kingdom 616,564 648,328
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 5,500 74,985
NatWest Group plc .................................. United Kingdom 98,282 690,230

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Standard Chartered plc ............................... United Kingdom 90,700 $ 1,500,953
Sumitomo Mitsui Financial Group, Inc. .................... Japan 14,500 365,124
Sumitomo Mitsui Financial Group, Inc. , ADR ............... Japan 73,487 1,110,389
UniCredit SpA ...................................... Italy 12,257 822,241
US Bancorp ....................................... United States 18,880 854,320
Wells Fargo & Co. ................................... United States 13,210 1,058,385
19,258,627
Beverages 0.5%
Asahi Group Holdings Ltd. ............................. Japan 8,500 113,620
Coca-Cola Consolidated, Inc. .......................... United States 783 87,422
Coca-Cola HBC AG ................................. Italy 6,251 326,569
Kirin Holdings Co. Ltd. ............................... Japan 13,500 189,184
Molson Coors Beverage Co. , B ......................... United States 1,331 64,008
a
Monster Beverage Corp. .............................. United States 16,489 1,032,871
PepsiCo, Inc. ...................................... United States 6,226 822,081
2,635,755
Biotechnology 1.0%
AbbVie, Inc. ....................................... United States 6,900 1,280,778
Amgen, Inc. ....................................... United States 4,507 1,258,400
a
Argenx SE , ADR .................................... Netherlands 1,400 771,708
a
Biogen, Inc. ....................................... United States 2,016 253,189
a
BioNTech SE , ADR .................................. Germany 3,000 319,410
CSL Ltd. .......................................... United States 1,466 231,570
a
Exelixis, Inc. ....................................... United States 3,537 155,893
a
Genmab A/S ....................................... Denmark 263 54,617
Gilead Sciences, Inc. ................................ United States 8,052 892,725
a
Incyte Corp. ....................................... United States 1,067 72,663
Regeneron Pharmaceuticals, Inc. ....................... United States 145 76,125
a
United Therapeutics Corp. ............................. United States 550 158,043
5,525,121
Broadline Retail 1.7%
c
Alibaba Group Holding Ltd. ............................ China 54,615 773,127
a
Amazon.com, Inc. ................................... United States 33,954 7,449,168
eBay, Inc. ......................................... United States 911 67,833
a
MercadoLibre, Inc. .................................. Brazil 320 836,362
Next plc .......................................... United Kingdom 2,842 485,396
Wesfarmers Ltd. .................................... Australia 1,937 108,099
9,719,985
Building Products 0.4%
Allegion plc ........................................ United States 508 73,213
Cie de Saint-Gobain SA .............................. France 4,790 562,706
Geberit AG ........................................ Switzerland 69 54,341
Johnson Controls International plc ....................... United States 4,382 462,827
Masco Corp. ....................................... United States 1,108 71,311
Trane Technologies plc ............................... United States 1,851 809,646
2,034,044
Capital Markets 1.8%
3i Group plc ....................................... United Kingdom 12,084 683,860
Bank of New York Mellon Corp. (The) .................... United States 2,604 237,250
BlackRock, Inc. ..................................... United States 272 285,396
Blackstone, Inc. .................................... United States 2,448 366,172
Charles Schwab Corp. (The) ........................... United States 24,506 2,235,927

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
CME Group, Inc. .................................... United States 234 $ 64,495
Deutsche Bank AG .................................. Germany 24,474 725,542
Deutsche Boerse AG ................................. Germany 260 84,939
Goldman Sachs Group, Inc. (The) ....................... United States 118 83,515
Intercontinental Exchange, Inc. ......................... United States 3,310 607,286
Intermediate Capital Group plc ......................... United Kingdom 33,500 888,618
Macquarie Group Ltd. ................................ Australia 6,900 1,037,799
Morgan Stanley ..................................... United States 1,213 170,863
S&P Global, Inc. .................................... United States 1,818 958,613
SEI Investments Co. ................................. United States 1,273 114,392
Singapore Exchange Ltd. ............................. Singapore 24,600 288,047
State Street Corp. ................................... United States 4,028 428,338
Swissquote Group Holding SA .......................... Switzerland 460 261,436
T Rowe Price Group, Inc. ............................. United States 725 69,963
Tradeweb Markets, Inc. , A ............................. United States 2,887 422,657
10,015,108
Chemicals 1.6%
Air Liquide SA ...................................... France 252 51,963
Air Products and Chemicals, Inc. ........................ United States 8,622 2,431,921
Akzo Nobel NV ..................................... Netherlands 7,598 533,104
Albemarle Corp. .................................... United States 3,805 238,459
Asahi Kasei Corp. ................................... Japan 14,500 103,222
BASF SE ......................................... Germany 1,715 84,823
CF Industries Holdings, Inc. ........................... United States 2,413 221,996
Ecolab, Inc. ........................................ United States 1,642 442,421
Givaudan SA ....................................... Switzerland 89 431,608
Linde plc .......................................... United States 2,357 1,105,857
Mitsubishi Chemical Group Corp. ....................... Japan 18,600 97,762
Nitto Denko Corp. ................................... Japan 18,700 361,125
Sherwin-Williams Co. (The) ............................ United States 5,137 1,763,840
Sika AG .......................................... Switzerland 3,300 897,877
8,765,978
Commercial Services & Supplies 0.4%
Brambles Ltd. ...................................... Australia 5,311 82,022
Cintas Corp. ....................................... United States 1,056 235,351
Republic Services, Inc. , A ............................. United States 1,756 433,047
Securitas AB , B ..................................... Sweden 42,453 635,620
Veralto Corp. ....................................... United States 7,810 788,420
2,174,460
Communications Equipment 0.5%
Cisco Systems, Inc. ................................. United States 15,861 1,100,436
a
F5, Inc. ........................................... United States 845 248,700
Motorola Solutions, Inc. ............................... United States 2,784 1,170,561
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 20,697 176,863
2,696,560
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA ............ Spain 4,036 280,533
Eiffage SA ......................................... France 1,784 250,676
EMCOR Group, Inc. ................................. United States 179 95,745
626,954
Construction Materials 0.4%
a
Amrize Ltd. ........................................ United States 2,023 100,914

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction Materials (continued)
CRH plc .......................................... United States 3,783 $ 349,208
Holcim AG ........................................ United States 2,023 150,226
Martin Marietta Materials, Inc. .......................... United States 3,316 1,820,351
2,420,699
Consumer Finance 0.4%
American Express Co. ............................... United States 3,920 1,250,401
Capital One Financial Corp. ........................... United States 4,970 1,057,417
Synchrony Financial ................................. United States 1,213 80,956
2,388,774
Consumer Staples Distribution & Retail 0.8%
Albertsons Cos., Inc. , A ............................... United States 3,675 79,049
Carrefour SA ....................................... France 89,453 1,261,845
Costco Wholesale Corp. .............................. United States 625 618,713
Koninklijke Ahold Delhaize NV .......................... Netherlands 13,342 557,248
Kroger Co. (The) .................................... United States 9,328 669,097
Tesco plc ......................................... United Kingdom 17,285 95,301
Walmart, Inc. ...................................... United States 10,931 1,068,833
4,350,086
Containers & Packaging 0.3%
Crown Holdings, Inc. ................................. United States 939 96,698
SIG Group AG ..................................... Switzerland 35,000 647,397
Smurfit WestRock plc , ( GBP Traded) ..................... United States 18,452 798,085
Smurfit WestRock plc , ( USD Traded) ..................... United States 2,117 91,348
1,633,528
Diversified Consumer Services 0.0%
†
Pearson plc ....................................... United Kingdom 3,842 56,597
Diversified Telecommunication Services 0.3%
AT&T, Inc. ......................................... United States 22,134 640,558
Deutsche Telekom AG ................................ Germany 23,982 877,828
Telenor ASA ....................................... Norway 5,254 81,816
Telia Co. AB ....................................... Sweden 60,387 217,201
1,817,403
Electric Utilities 0.7%
American Electric Power Co., Inc. ....................... United States 1,759 182,514
Duke Energy Corp. .................................. United States 606 71,508
Edison International ................................. United States 13,225 682,410
Enel SpA ......................................... Italy 7,103 67,413
Entergy Corp. ...................................... United States 858 71,317
Evergy, Inc. ........................................ United States 1,080 74,444
Exelon Corp. ....................................... United States 1,641 71,252
Iberdrola SA ....................................... Spain 45,688 878,947
NextEra Energy, Inc. ................................. United States 6,376 442,622
NRG Energy, Inc. ................................... United States 2,880 462,470
PPL Corp. ......................................... United States 2,413 81,777
Southern Co. (The) .................................. United States 1,364 125,256
SSE plc .......................................... United Kingdom 26,327 662,918
3,874,848
Electrical Equipment 0.5%
ABB Ltd. .......................................... Switzerland 6,503 389,717
AMETEK, Inc. ...................................... United States 1,866 337,671
Eaton Corp. plc ..................................... United States 3,201 1,142,725

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Fujikura Ltd. ....................................... Japan 4,700 $ 247,246
GE Vernova, Inc. .................................... United States 165 87,310
Mitsubishi Electric Corp. .............................. Japan 13,700 294,673
Schneider Electric SE ................................ United States 468 125,651
2,624,993
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. , A .................................. United States 13,330 1,316,337
a
Arrow Electronics, Inc. ............................... United States 585 74,547
Inficon Holding AG .................................. Switzerland 2,400 322,337
Jabil, Inc. ......................................... United States 442 96,400
Keyence Corp. ..................................... Japan 200 79,966
TE Connectivity plc .................................. Switzerland 4,020 678,053
Yokogawa Electric Corp. .............................. Japan 6,500 173,640
2,741,280
Entertainment 1.2%
CTS Eventim AG & Co. KGaA .......................... Germany 7,200 895,325
Electronic Arts, Inc. .................................. United States 1,236 197,389
a
Netflix, Inc. ........................................ United States 2,591 3,469,686
Nintendo Co. Ltd. ................................... Japan 3,400 326,501
a
Sea Ltd. , ADR ...................................... Singapore 2,900 463,826
a
Spotify Technology SA ................................ United States 726 557,089
Walt Disney Co. (The) ................................ United States 5,030 623,770
6,533,586
Financial Services 2.3%
a
Berkshire Hathaway, Inc. , B ............................ United States 6,906 3,354,728
EXOR NV ......................................... Netherlands 2,608 263,271
Investor AB , B ...................................... Sweden 11,761 348,518
Mastercard, Inc. , A .................................. United States 4,479 2,516,929
MGIC Investment Corp. ............................... United States 3,177 88,448
ORIX Corp. ........................................ Japan 3,300 74,470
a
PayPal Holdings, Inc. ................................ United States 18,321 1,361,617
Visa, Inc. , A ........................................ United States 12,986 4,610,679
12,618,660
Food Products 0.3%
Chocoladefabriken Lindt & Spruengli AG .................. Switzerland 6 101,122
Ingredion, Inc. ...................................... United States 848 115,006
MEIJI Holdings Co. Ltd. ............................... Japan 5,100 112,780
Nestle SA ......................................... United States 11,782 1,171,442
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 239,000 230,346
1,730,696
Gas Utilities 0.1%
Tokyo Gas Co. Ltd. .................................. Japan 8,800 292,706
Ground Transportation 0.9%
Canadian Pacific Kansas City Ltd. ....................... Canada 3,240 256,835
a
Lyft, Inc. , A ........................................ United States 4,600 72,496
Old Dominion Freight Line, Inc. ......................... United States 951 154,347
Ryder System, Inc. .................................. United States 464 73,776
a
Uber Technologies, Inc. ............................... United States 14,900 1,390,170
Union Pacific Corp. .................................. United States 6,209 1,428,567
a
XPO, Inc. ......................................... United States 10,720 1,353,829
4,730,020

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 1.5%
Abbott Laboratories .................................. United States 6,810 $ 926,228
Alcon AG ......................................... United States 11,000 975,513
Becton Dickinson & Co. ............................... United States 7,228 1,245,023
a
Boston Scientific Corp. ............................... United States 3,527 378,835
Cochlear Ltd. ...................................... Australia 6,281 1,242,231
EssilorLuxottica SA .................................. France 377 103,521
Fisher & Paykel Healthcare Corp. Ltd. .................... New Zealand 3,587 78,788
Hoya Corp. ........................................ Japan 2,900 344,410
a
IDEXX Laboratories, Inc. .............................. United States 134 71,870
a
Insulet Corp. ....................................... United States 256 80,430
a
Intuitive Surgical, Inc. ................................ United States 2,846 1,546,545
Medtronic plc ...................................... United States 1,687 147,056
Straumann Holding AG ............................... Switzerland 405 53,010
Stryker Corp. ...................................... United States 2,721 1,076,509
8,269,969
Health Care Providers & Services 1.0%
Cardinal Health, Inc. ................................. United States 437 73,416
Cencora, Inc. ...................................... United States 243 72,864
CVS Health Corp. ................................... United States 18,500 1,276,130
Fresenius Medical Care AG ............................ Germany 1,774 101,925
Humana, Inc. ...................................... United States 304 74,322
McKesson Corp. .................................... United States 2,765 2,026,137
UnitedHealth Group, Inc. .............................. United States 6,395 1,995,048
Universal Health Services, Inc. , B ....................... United States 372 67,388
5,687,230
Health Care Technology 0.1%
Pro Medicus Ltd. .................................... Australia 613 114,714
a
Veeva Systems, Inc. , A ............................... United States 782 225,200
339,914
Hotels, Restaurants & Leisure 0.9%
a
Airbnb, Inc. , A ...................................... United States 5,026 665,141
Amadeus IT Group SA ............................... Spain 8,500 718,106
Aristocrat Leisure Ltd. ................................ Australia 4,928 211,139
Booking Holdings, Inc. ............................... United States 238 1,377,839
a
Chipotle Mexican Grill, Inc. , A .......................... United States 5,929 332,913
Compass Group plc ................................. United Kingdom 4,940 167,328
Expedia Group, Inc. ................................. United States 1,191 200,898
InterContinental Hotels Group plc ....................... United Kingdom 3,399 388,625
Starbucks Corp. .................................... United States 9,110 834,749
Yum! Brands, Inc. ................................... United States 452 66,978
4,963,716
Household Durables 0.3%
Barratt Redrow plc .................................. United Kingdom 92,191 577,300
Panasonic Holdings Corp. ............................. Japan 29,400 314,560
Persimmon plc ..................................... United Kingdom 31,983 568,990
Sony Group Corp. ................................... Japan 18,800 488,806
1,949,656
Household Products 0.3%
Colgate-Palmolive Co. ............................... United States 7,763 705,657
Kimberly-Clark Corp. ................................. United States 1,200 154,704
Procter & Gamble Co. (The) ........................... United States 6,337 1,009,611

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products (continued)
Reckitt Benckiser Group plc ........................... United Kingdom 768 $ 52,321
1,922,293
Independent Power and Renewable Electricity Producers 0.2%
a,b
Orsted A/S , 144A , Reg S .............................. Denmark 17,497 753,747
RWE AG .......................................... Germany 5,852 244,545
Vistra Corp. ........................................ United States 645 125,007
1,123,299
Industrial Conglomerates 0.2%
3M Co. ........................................... United States 2,539 386,537
Hitachi Ltd. ........................................ Japan 19,100 555,129
Siemens AG ....................................... Germany 1,474 378,609
1,320,275
Industrial REITs 0.1%
CapitaLand Ascendas REIT ............................ Singapore 68,700 144,968
First Industrial Realty Trust, Inc. ........................ United States 1,421 68,393
Prologis, Inc. ....................................... United States 2,610 274,363
487,724
Insurance 1.7%
Aegon Ltd. ........................................ Netherlands 36,505 264,541
Aflac, Inc. ......................................... United States 683 72,029
Ageas SA/NV ...................................... Belgium 1,163 78,674
AIA Group Ltd. ..................................... Hong Kong 92,500 837,906
Allianz SE ......................................... Germany 215 87,254
American International Group, Inc. ...................... United States 797 68,215
AXA SA ........................................... France 6,931 340,347
Axis Capital Holdings Ltd. ............................. United States 956 99,252
Globe Life, Inc. ..................................... United States 583 72,461
Hartford Insurance Group, Inc. (The) ..................... United States 2,635 334,303
Japan Post Insurance Co. Ltd. ......................... Japan 5,200 117,730
Marsh & McLennan Cos., Inc. .......................... United States 7,203 1,574,864
MS&AD Insurance Group Holdings, Inc. .................. Japan 6,200 138,605
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 548 355,835
Old Republic International Corp. ........................ United States 2,961 113,821
Progressive Corp. (The) .............................. United States 4,298 1,146,964
Prudential plc ...................................... Hong Kong 64,503 807,336
Sompo Holdings, Inc. ................................ Japan 16,500 497,224
Suncorp Group Ltd. .................................. Australia 25,770 367,265
Swiss Re AG ....................................... United States 2,950 510,312
Travelers Cos., Inc. (The) ............................. United States 5,837 1,561,631
Unum Group ....................................... United States 2,175 175,653
9,622,222
Interactive Media & Services 2.5%
Alphabet, Inc. , A .................................... United States 23,979 4,225,819
Alphabet, Inc. , C .................................... United States 7,642 1,355,615
b
Auto Trader Group plc , 144A , Reg S ..................... United Kingdom 21,094 238,927
Meta Platforms, Inc. , A ............................... United States 9,094 6,712,190
b
Scout24 SE , 144A , Reg S ............................. Germany 6,400 883,513
c
Tencent Holdings Ltd. ................................ China 10,321 665,040
14,081,104
IT Services 0.4%
Accenture plc , A .................................... Ireland 1,399 418,147

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Cognizant Technology Solutions Corp. , A .................. United States 880 $ 68,666
a
GoDaddy, Inc. , A .................................... United States 364 65,542
International Business Machines Corp. ................... United States 267 78,706
NEC Corp. ........................................ Japan 13,600 396,781
a
Shopify, Inc. , A ..................................... Canada 8,500 980,475
VeriSign, Inc. ...................................... United States 1,132 326,922
2,335,239
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. .......................... Japan 4,800 172,028
a
Mattel, Inc. ........................................ United States 4,243 83,672
255,700
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc. ............................. United States 2,502 295,261
Danaher Corp. ..................................... United States 2,658 525,061
Eurofins Scientific SE ................................ Luxembourg 3,407 242,801
Lonza Group AG .................................... Switzerland 680 486,311
a
Medpace Holdings, Inc. ............................... United States 221 69,363
a
Mettler-Toledo International, Inc. ........................ United States 418 491,033
Thermo Fisher Scientific, Inc. .......................... United States 4,201 1,703,337
a
Waters Corp. ...................................... United States 191 66,667
3,879,834
Machinery 2.0%
Allison Transmission Holdings, Inc. ...................... United States 1,120 106,389
Atlas Copco AB , A ................................... Sweden 19,792 319,958
CNH Industrial NV ................................... United States 79,800 1,034,208
Deere & Co. ....................................... United States 3,989 2,028,367
GEA Group AG ..................................... Germany 4,165 291,967
Georg Fischer AG ................................... Switzerland 5,500 450,146
Illinois Tool Works, Inc. ............................... United States 2,624 648,784
Ingersoll Rand, Inc. .................................. United States 4,789 398,349
Interroll Holding AG .................................. Switzerland 300 748,676
Komatsu Ltd. ...................................... Japan 10,800 356,330
Kone OYJ , B ....................................... Finland 2,784 183,412
Makita Corp. ....................................... Japan 5,900 181,708
Otis Worldwide Corp. ................................ United States 7,749 767,306
Parker-Hannifin Corp. ................................ United States 2,426 1,694,488
Schindler Holding AG ................................ Switzerland 655 237,953
Snap-on, Inc. ...................................... United States 220 68,459
b
VAT Group AG , 144A , Reg S ........................... Switzerland 1,350 572,038
Wartsila OYJ Abp ................................... Finland 13,037 308,121
Xylem, Inc. ........................................ United States 2,688 347,720
Yangzijiang Shipbuilding Holdings Ltd. .................... China 74,100 129,312
10,873,691
Marine Transportation 0.0%
†
AP Moller - Maersk A/S , B ............................. Denmark 78 145,056
Media 0.3%
Comcast Corp. , A ................................... United States 42,539 1,518,217
Fox Corp. , A ....................................... United States 2,962 165,991
Publicis Groupe SA .................................. France 1,174 132,597
1,816,805
Metals & Mining 0.4%
BHP Group Ltd. .................................... Australia 21,254 511,320

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Fortescue Ltd. ...................................... Australia 44,180 $ 444,108
Freeport-McMoRan, Inc. .............................. United States 13,224 573,260
Newmont Corp. ..................................... United States 14,159 824,903
Northern Star Resources Ltd. .......................... Australia 4,727 58,389
Reliance, Inc. ...................................... United States 226 70,941
2,482,921
Multi-Utilities 0.8%
Centrica plc ....................................... United Kingdom 141,595 314,167
Consolidated Edison, Inc. ............................. United States 687 68,941
Engie SA ......................................... France 6,866 161,370
Sempra, Inc. ....................................... United States 34,164 2,588,606
WEC Energy Group, Inc. .............................. United States 11,639 1,212,784
4,345,868
Oil, Gas & Consumable Fuels 1.8%
BP plc ............................................ United States 235,597 1,173,814
Cheniere Energy, Inc. ................................ United States 2,851 694,276
Chevron Corp. ..................................... United States 9,240 1,323,076
ConocoPhillips ..................................... United States 13,653 1,225,220
ENEOS Holdings, Inc. ................................ Japan 47,400 234,954
EOG Resources, Inc. ................................ United States 5,909 706,776
Equinor ASA ....................................... Norway 19,686 497,151
Exxon Mobil Corp. ................................... United States 9,196 991,329
Galp Energia SGPS SA , B ............................ Portugal 30,095 550,915
Idemitsu Kosan Co. Ltd. .............................. Japan 23,800 144,332
Marathon Petroleum Corp. ............................ United States 462 76,743
Ovintiv, Inc. ........................................ United States 1,926 73,284
Shell plc .......................................... United States 46,147 1,610,048
TotalEnergies SE ................................... France 6,231 380,855
Valero Energy Corp. ................................. United States 519 69,764
9,752,537
Passenger Airlines 0.1%
Qantas Airways Ltd. ................................. Australia 22,864 161,524
a
United Airlines Holdings, Inc. ........................... United States 4,422 352,124
513,648
Personal Care Products 0.2%
Beiersdorf AG ...................................... Germany 1,719 216,075
a
BellRing Brands, Inc. ................................. United States 1,074 62,217
L'Oreal SA ........................................ France 940 402,652
Unilever plc ........................................ United Kingdom 6,673 407,228
1,088,172
Pharmaceuticals 2.6%
AstraZeneca plc .................................... United Kingdom 15,479 2,154,199
AstraZeneca plc , ADR ................................ United Kingdom 13,594 949,949
Bristol-Myers Squibb Co. .............................. United States 13,815 639,496
Chugai Pharmaceutical Co. Ltd. ........................ Japan 6,600 344,638
Eli Lilly & Co. ...................................... United States 2,041 1,591,021
GSK plc .......................................... United States 34,376 655,429
Haleon plc , ADR .................................... United States 101,810 1,055,770
Ipsen SA .......................................... France 1,089 129,719
a
Jazz Pharmaceuticals plc ............................. United States 642 68,129
Johnson & Johnson ................................. United States 9,332 1,425,463
Novartis AG ....................................... United States 9,905 1,202,240

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Novo Nordisk A/S , ADR ............................... Denmark 11,835 $ 816,852
Novo Nordisk A/S , B ................................. Denmark 14,013 971,017
Pfizer, Inc. ......................................... United States 2,778 67,339
Roche Holding AG .................................. United States 878 305,132
Roche Holding AG .................................. United States 2,776 906,142
Royalty Pharma plc , A ................................ United States 2,010 72,420
Sanofi SA ......................................... United States 6,953 673,146
Shionogi & Co. Ltd. .................................. Japan 18,800 338,443
UCB SA .......................................... Belgium 732 144,027
Zoetis, Inc. , A ...................................... United States 933 145,501
14,656,072
Professional Services 0.6%
Adecco Group AG ................................... Switzerland 21,285 634,249
Automatic Data Processing, Inc. ........................ United States 393 121,201
Experian plc ....................................... United States 17,500 902,410
Genpact Ltd. ....................................... United States 2,197 96,690
ManpowerGroup, Inc. ................................ United States 8,170 330,068
Recruit Holdings Co. Ltd. ............................. Japan 8,300 488,095
RELX plc ......................................... United Kingdom 5,490 297,545
Teleperformance SE ................................. France 522 50,701
Verisk Analytics, Inc. , A ............................... United States 474 147,651
Wolters Kluwer NV .................................. Netherlands 1,223 204,532
3,273,142
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd. ............................... Hong Kong 55,000 243,035
a
Jones Lang LaSalle, Inc. .............................. United States 306 78,269
Mitsubishi Estate Co. Ltd. ............................. Japan 9,700 181,847
Sun Hung Kai Properties Ltd. .......................... Hong Kong 5,000 57,615
560,766
Residential REITs 0.0%
†
Mid-America Apartment Communities, Inc. ................ United States 462 68,381
Retail REITs 0.1%
Klepierre SA ....................................... France 5,556 219,680
Simon Property Group, Inc. ............................ United States 2,447 393,380
613,060
Semiconductors & Semiconductor Equipment 6.1%
Advantest Corp. .................................... Japan 7,200 533,743
Applied Materials, Inc. ................................ United States 3,330 609,623
a
ARM Holdings plc , ADR .............................. United States 600 97,044
ASM International NV ................................ Netherlands 707 453,525
ASML Holding NV ................................... Netherlands 2,119 1,698,033
ASML Holding NV , ADR .............................. Netherlands 1,755 1,406,439
Broadcom, Inc. ..................................... United States 15,447 4,257,966
Disco Corp. ........................................ Japan 3,100 918,355
Infineon Technologies AG ............................. Germany 18,838 803,856
Intel Corp. ......................................... United States 67,135 1,503,824
KLA Corp. ......................................... United States 647 579,544
Lam Research Corp. ................................. United States 1,206 117,392
Marvell Technology, Inc. .............................. United States 2,360 182,664
Microchip Technology, Inc. ............................ United States 27,340 1,923,916
Monolithic Power Systems, Inc. ......................... United States 831 607,777
a
Nova Ltd. ......................................... Israel 2,800 770,560
NVIDIA Corp. ...................................... United States 83,171 13,140,186

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. ................................... United States 6,169 $ 982,475
Skyworks Solutions, Inc. .............................. United States 986 73,477
STMicroelectronics NV ............................... Singapore 20,173 618,544
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 31,390 1,147,912
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 1,764 399,528
Texas Instruments, Inc. ............................... United States 1,955 405,897
Tokyo Electron Ltd. .................................. Japan 2,100 402,170
33,634,450
Software 5.5%
a
Adobe, Inc. ........................................ United States 2,276 880,539
a
AppLovin Corp. , A ................................... United States 836 292,667
a
Autodesk, Inc. ...................................... United States 2,127 658,455
a
Check Point Software Technologies Ltd. .................. Israel 2,111 467,059
a
Crowdstrike Holdings, Inc. , A ........................... United States 278 141,588
a
CyberArk Software Ltd. ............................... United States 2,450 996,856
a
DocuSign, Inc. , A ................................... United States 2,600 202,514
a
Dropbox, Inc. , A .................................... United States 2,823 80,738
a
Fair Isaac Corp. .................................... United States 274 500,861
a
Fortinet, Inc. ....................................... United States 6,590 696,695
Gen Digital, Inc. .................................... United States 2,412 70,913
Intuit, Inc. ......................................... United States 2,535 1,996,642
a
Kinaxis, Inc. ....................................... Canada 5,900 877,450
Microsoft Corp. ..................................... United States 24,509 12,191,022
a
Monday.com Ltd. .................................... United States 2,850 896,268
a
Nice Ltd. , ADR ..................................... Israel 4,100 692,531
a
Palantir Technologies, Inc. , A ........................... United States 1,923 262,143
a
Palo Alto Networks, Inc. .............................. United States 5,360 1,096,870
a
PTC, Inc. ......................................... United States 2,586 445,671
Sage Group plc (The) ................................ United Kingdom 21,440 368,185
Salesforce, Inc. ..................................... United States 3,868 1,054,765
SAP SE .......................................... Germany 5,997 1,833,760
a
ServiceNow, Inc. .................................... United States 1,250 1,285,100
a
Synopsys, Inc. ..................................... United States 2,343 1,201,209
a
Tyler Technologies, Inc. ............................... United States 340 201,566
a
Workday, Inc. , A .................................... United States 2,387 572,880
a
Xero Ltd. .......................................... New Zealand 2,982 352,858
a
Zoom Communications, Inc. , A ......................... United States 3,338 260,297
30,578,102
Specialized REITs 0.3%
American Tower Corp. ................................ United States 4,106 907,508
Equinix, Inc. ....................................... United States 549 436,713
Gaming and Leisure Properties, Inc. ..................... United States 1,431 66,799
VICI Properties, Inc. , A ............................... United States 13,989 456,042
1,867,062
Specialty Retail 1.0%
a
AutoZone, Inc. ..................................... United States 24 89,093
Bath & Body Works, Inc. .............................. United States 2,680 80,293
Best Buy Co., Inc. ................................... United States 2,704 181,519
Fast Retailing Co. Ltd. ................................ Japan 1,600 548,583
Home Depot, Inc. (The) ............................... United States 3,178 1,165,182
Industria de Diseno Textil SA ........................... Spain 8,285 432,202
JD Sports Fashion plc ................................ United Kingdom 668,698 815,461
Lowe's Cos., Inc. .................................... United States 3,254 721,965
a
O'Reilly Automotive, Inc. .............................. United States 12,027 1,083,993
TJX Cos., Inc. (The) ................................. United States 574 70,883

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
a
Ulta Beauty, Inc. .................................... United States 150 $ 70,173
Williams-Sonoma, Inc. ............................... United States 1,430 233,619
5,492,966
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc. ........................................ United States 36,586 7,506,350
Canon, Inc. ........................................ Japan 3,100 89,911
HP, Inc. ........................................... United States 5,136 125,626
Logitech International SA ............................. Switzerland 818 74,180
Samsung Electronics Co. Ltd. .......................... South Korea 20,064 887,263
8,683,330
Textiles, Apparel & Luxury Goods 0.4%
adidas AG ......................................... Germany 904 211,021
Asics Corp. ........................................ Japan 16,200 413,106
a
Crocs, Inc. ........................................ United States 716 72,516
Hermes International SCA ............................. France 78 211,448
Kering SA ......................................... France 2,308 502,811
LVMH Moet Hennessy Louis Vuitton SE .................. France 415 217,203
Pandora A/S ....................................... Denmark 2,052 361,553
Tapestry, Inc. ...................................... United States 2,198 193,006
2,182,664
Tobacco 0.2%
Altria Group, Inc. .................................... United States 13,375 784,176
Imperial Brands plc .................................. United Kingdom 9,381 370,645
1,154,821
Trading Companies & Distributors 0.5%
AerCap Holdings NV ................................. Ireland 1,963 229,671
Fastenal Co. ....................................... United States 13,100 550,200
MonotaRO Co. Ltd. .................................. Japan 7,100 139,770
Rexel SA ......................................... France 6,366 196,344
RS Group plc ...................................... United Kingdom 84,000 663,093
WW Grainger, Inc. ................................... United States 850 884,204
2,663,282
Transportation Infrastructure 0.1%
b
Aena SME SA , 144A , Reg S ........................... Spain 11,090 296,034
Wireless Telecommunication Services 0.1%
KDDI Corp. ........................................ Japan 7,500 128,779
Vodafone Group plc ................................. United Kingdom 263,053 281,586
410,365
Total Common Stocks (Cost $ 207,065,831 ) ...................................
321,187,015
Preferred Stocks 0.1%
Household Products 0.0%
†
d
Henkel AG & Co. KGaA , 3 .06% ......................... Germany 3,334 261,997
Life Sciences Tools & Services 0.1%
d
Sartorius AG , 0 .34% ................................. Germany 1,232 313,788
Total Preferred Stocks (Cost $ 668,909 ) .......................................
575,785

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country Units a Value
a a a a a a
Limited Partnerships 0.2%
Oil, Gas & Consumable Fuels 0.2%
Enterprise Products Partners LP ........................ United States 40,864 $ 1,267,193
1,267,193
Total Limited Partnerships (Cost $ 1,036,735 ) .................................
1,267,193
Principal
Amount
*
Corporate Bonds 12.9%
Aerospace & Defense 0.3%
b
BAE Systems plc , Senior Bond , 144A, 5.5% , 3/26/54 ......... United Kingdom 200,000 197,628
Boeing Co. (The) ,
Senior Bond , 3.6% , 5/01/34 .......................... United States 200,000 176,364
Senior Bond , 3.5% , 3/01/39 .......................... United States 200,000 156,338
Senior Bond , 5.705% , 5/01/40 ........................ United States 350,000 346,018
Senior Note , 6.528% , 5/01/34 ........................ United States 175,000 190,257
Howmet Aerospace, Inc. ,
Senior Bond , 5.95% , 2/01/37 ......................... United States 250,000 265,638
Senior Note , 4.85% , 10/15/31 ........................ United States 50,000 50,699
Lockheed Martin Corp. , Senior Bond , 4.07% , 12/15/42 .......
United States 130,000 109,313
Northrop Grumman Corp. ,
Senior Bond , 5.25% , 5/01/50 ......................... United States 100,000 93,934
Senior Bond , 4.95% , 3/15/53 ......................... United States 220,000 197,931
1,784,120
Air Freight & Logistics 0.0%
†
b
FedEx Corp. , Senior Note , 144A, 2.4% , 5/15/31 ............ United States 200,000 177,243
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 485,000 494,388
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 200,000 204,414
698,802
Banks 2.8%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 200,000 204,401
Bank of America Corp. ,
Senior Bond , 3.974% to 2/06/29, FRN thereafter , 2/07/30 ... United States 200,000 196,896
Senior Bond , 1.922% to 10/23/30, FRN thereafter , 10/24/31 . United States 200,000 174,466
Senior Bond , 2.687% to 4/21/31, FRN thereafter , 4/22/32 ... United States 200,000 179,541
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 225,000 231,238
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .. United States 1,280,000 1,332,369
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 725,000 743,273
Sub. Bond , 5.744% to 2/11/35, FRN thereafter , 2/12/36 ..... United States 150,000 152,495
Barclays plc , Senior Note , 5.086% to 2/24/28, FRN thereafter ,
2/25/29 ......................................... United Kingdom 230,000 232,900
b
BNP Paribas SA , Senior Preferred Note , 144A, 5.176% to
1/08/29, FRN thereafter , 1/09/30 ...................... France 250,000 255,276
b
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 250,000 241,802
b ,e
CaixaBank SA , Senior Non-Preferred Note , 144A, 4.885% to
7/02/30, FRN thereafter , 7/03/31 ...................... Spain 200,000 200,868
Citibank NA ,
Senior Note , 5.438% , 4/30/26 ........................ United States 750,000 755,979
Senior Note , 4.914% , 5/29/30 ........................ United States 500,000 509,721

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc. ,
Senior Bond , 2.572% to 6/02/30, FRN thereafter , 6/03/31 ... United States 400,000 $ 362,867
Senior Note , 5.174% to 2/12/29, FRN thereafter , 2/13/30 .... United States 300,000 306,137
Cooperatieve Rabobank UA , Senior Bond , 5.25% , 5/24/41 ....
Netherlands 100,000 98,487
b
Danske Bank A/S ,
Senior Non-Preferred Note , 144A, 5.705% to 2/28/29, FRN
thereafter , 3/01/30 ................................. Denmark 200,000 207,562
Senior Preferred Note , 144A, 5.427% to 2/28/27, FRN
thereafter , 3/01/28 ................................. Denmark 400,000 407,038
Fifth Third Bancorp , Senior Note , 5.631% to 1/28/31, FRN
thereafter , 1/29/32 ................................. United States 200,000 208,195
Huntington Bancshares, Inc. ,
Senior Bond , 2.55% , 2/04/30 ......................... United States 200,000 182,963
Senior Note , 5.272% to 1/14/30, FRN thereafter , 1/15/31 .... United States 200,000 204,981
JPMorgan Chase & Co. ,
Senior Bond , 3.54% to 4/30/27, FRN thereafter , 5/01/28 .... United States 1,000,000 985,551
Senior Bond , 1.953% to 2/03/31, FRN thereafter , 2/04/32 ... United States 150,000 130,122
Senior Bond , 5.35% to 5/31/33, FRN thereafter , 6/01/34 .... United States 535,000 550,596
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 100,000 102,403
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 350,000 359,005
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 200,000 184,991
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 200,000 204,844
Mizuho Financial Group, Inc. ,
Senior Note , 5.778% to 7/05/28, FRN thereafter , 7/06/29 .... Japan 200,000 207,715
Senior Note , 5.098% to 5/12/30, FRN thereafter , 5/13/31 .... Japan 200,000 203,848
NatWest Group plc ,
Senior Note , 5.808% to 9/12/28, FRN thereafter , 9/13/29 .... United Kingdom 300,000 311,630
Senior Note , 4.964% to 8/14/29, FRN thereafter , 8/15/30 .... United Kingdom 200,000 202,360
PNC Financial Services Group, Inc. (The) ,
f
T , Junior Sub. Bond , 3.4% to 9/14/26, FRN thereafter ,
Perpetual ....................................... United States 230,000 222,696
Senior Bond , 5.676% to 1/21/34, FRN thereafter , 1/22/35 ... United States 50,000 51,969
Senior Note , 6.615% to 10/19/26, FRN thereafter , 10/20/27 .. United States 450,000 462,728
Senior Note , 5.222% to 1/28/30, FRN thereafter , 1/29/31 .... United States 200,000 205,300
Royal Bank of Canada , Senior Note , 4.97% to 5/01/30, FRN
thereafter , 5/02/31 ................................. Canada 250,000 253,826
b
Societe Generale SA , Senior Non-Preferred Note , 144A, 1.792%
to 6/08/26, FRN thereafter , 6/09/27 ..................... France 200,000 194,707
Toronto-Dominion Bank (The) , Senior Note , 4.568% , 12/17/26 ..
Canada 200,000 200,826
Truist Financial Corp. ,
Senior Note , 7.161% to 10/29/28, FRN thereafter , 10/30/29 .. United States 350,000 378,658
Senior Note , 5.153% to 8/04/31, FRN thereafter , 8/05/32 .... United States 200,000 203,954
b
UniCredit SpA , Senior Preferred Note , 144A, 1.982% to 6/02/26,
FRN thereafter , 6/03/27 ............................. Italy 300,000 292,652
US Bancorp , Senior Note , 5.1% to 7/22/29, FRN thereafter ,
7/23/30 ......................................... United States 400,000 408,385
Wells Fargo & Co. ,
Senior Bond , 2.879% to 10/29/29, FRN thereafter , 10/30/30 . United States 350,000 327,096
Senior Bond , 3.35% to 3/01/32, FRN thereafter , 3/02/33 .... United States 200,000 182,705
Senior Bond , 5.389% to 4/23/33, FRN thereafter , 4/24/34 ... United States 410,000 419,683
Senior Note , 4.808% to 7/24/27, FRN thereafter , 7/25/28 .... United States 530,000 534,562
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 100,000 102,451
15,274,718

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 3.5% , 6/01/30 .......................... Belgium 350,000 $ 337,796
Senior Bond , 5.8% , 1/23/59 .......................... Belgium 150,000 153,764
491,560
Biotechnology 0.4%
AbbVie, Inc. ,
Senior Bond , 4.85% , 6/15/44 ......................... United States 530,000 488,364
Senior Note , 4.95% , 3/15/31 ......................... United States 150,000 154,042
Amgen, Inc. ,
Senior Bond , 2.45% , 2/21/30 ......................... United States 200,000 183,214
Senior Bond , 5.25% , 3/02/33 ......................... United States 100,000 102,437
Senior Bond , 5.6% , 3/02/43 .......................... United States 385,000 382,162
b
CSL Finance plc ,
Senior Bond , 144A, 4.25% , 4/27/32 .................... Australia 300,000 293,068
Senior Bond , 144A, 5.106% , 4/03/34 ................... Australia 255,000 259,316
Regeneron Pharmaceuticals, Inc. ,
Senior Bond , 1.75% , 9/15/30 ......................... United States 200,000 173,759
Senior Bond , 2.8% , 9/15/50 .......................... United States 400,000 239,020
2,275,382
Broadline Retail 0.0%
†
Amazon.com, Inc. , Senior Bond , 2.875% , 5/12/41 ...........
United States 325,000 242,703
Building Products 0.1%
Owens Corning , Senior Bond , 5.7% , 6/15/34 ...............
United States 370,000 384,484
Capital Markets 1.0%
BlackRock Funding, Inc. , Senior Bond , 5.25% , 3/14/54 .......
United States 135,000 129,594
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.615% to 4/21/31, FRN thereafter , 4/22/32 ... United States 100,000 88,912
Senior Bond , 5.851% to 4/24/34, FRN thereafter , 4/25/35 ... United States 320,000 335,730
Senior Bond , 5.536% to 1/27/35, FRN thereafter , 1/28/36 ... United States 200,000 205,176
Senior Note , 2.64% to 2/23/27, FRN thereafter , 2/24/28 ..... United States 200,000 194,306
Senior Note , 5.727% to 4/24/29, FRN thereafter , 4/25/30 .... United States 540,000 562,230
Senior Note , 5.218% to 4/22/30, FRN thereafter , 4/23/31 .... United States 75,000 76,907
Jefferies Financial Group, Inc. , Senior Bond , 2.625% , 10/15/31 .
United States 200,000 174,099
Morgan Stanley ,
Senior Bond , 3.591% , 7/22/28 ........................ United States 760,000 746,840
Senior Bond , 3.622% to 3/31/30, FRN thereafter , 4/01/31 ... United States 500,000 479,597
Senior Bond , 1.794% to 2/12/31, FRN thereafter , 2/13/32 ... United States 200,000 171,162
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 735,000 747,953
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 50,000 51,172
Senior Note , 4.654% to 10/17/29, FRN thereafter , 10/18/30 .. United States 335,000 335,704
b
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 100,000 102,776
b
UBS Group AG ,
Senior Bond , 144A, 2.095% to 2/10/31, FRN thereafter , 2/11/32 Switzerland 425,000 367,735
Senior Note , 144A, 6.327% to 12/21/26, FRN thereafter ,
12/22/27 ........................................ Switzerland 300,000 308,105
Senior Note , 144A, 6.246% to 9/21/28, FRN thereafter , 9/22/29 Switzerland 200,000 210,144
5,288,142

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 0.1%
DuPont de Nemours, Inc. , Senior Bond , 5.319% , 11/15/38 .....
United States 100,000 $ 103,600
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 100,000 94,912
b
Syensqo Finance America LLC , Senior Note , 144A, 5.65% ,
6/04/29 ......................................... Belgium 400,000 415,171
Westlake Corp. , Senior Bond , 3.125% , 8/15/51 .............
United States 250,000 154,386
768,069
Commercial Services & Supplies 0.1%
Republic Services, Inc. , Senior Bond , 5% , 4/01/34 ...........
United States 200,000 203,073
Veralto Corp. , Senior Note , 5.5% , 9/18/26 .................
United States 250,000 253,045
456,118
Communications Equipment 0.1%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........
United States 315,000 322,555
Motorola Solutions, Inc. ,
Senior Bond , 4.6% , 5/23/29 .......................... United States 130,000 130,675
Senior Bond , 5.4% , 4/15/34 .......................... United States 150,000 153,044
Senior Note , 4.85% , 8/15/30 ......................... United States 55,000 55,608
661,882
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. , Senior Bond , 5.15% , 12/01/34 ..
United States 240,000 241,280
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 150,000 132,358
Senior Note , 3% , 10/29/28 .......................... Ireland 450,000 428,843
American Express Co. , Senior Note , 5.016% to 4/24/30, FRN
thereafter , 4/25/31 ................................. United States 150,000 153,206
Capital One Financial Corp. ,
Senior Bond , 3.75% , 3/09/27 ......................... United States 585,000 580,294
Senior Note , 5.463% to 7/25/29, FRN thereafter , 7/26/30 .... United States 200,000 205,853
Sub. Bond , 6.183% to 1/29/35, FRN thereafter , 1/30/36 ..... United States 190,000 193,515
General Motors Financial Co., Inc. , Senior Note , 5.4% , 4/06/26 .
United States 210,000 210,992
Toyota Motor Credit Corp. , Senior Note , 4.45% , 5/18/26 ......
United States 190,000 190,368
2,095,429
Consumer Staples Distribution & Retail 0.1%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 410,000 378,242
Containers & Packaging 0.0%
†
b
Amcor Flexibles North America, Inc. , Senior Note , 144A, 5.1% ,
3/17/30 ......................................... United States 75,000 76,312
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ..................
United States 135,000 118,114
194,426
Diversified REITs 0.2%
Simon Property Group LP ,
Senior Bond , 2.2% , 2/01/31 .......................... United States 300,000 266,138
Senior Note , 3.375% , 12/01/27 ....................... United States 295,000 289,773

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 200,000 $ 201,257
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A,
4.125% , 8/15/30 ................................... United States 225,000 216,055
973,223
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 500,000 418,633
Senior Bond , 4.5% , 5/15/35 .......................... United States 100,000 95,335
Senior Bond , 3.5% , 6/01/41 .......................... United States 715,000 561,301
Orange SA , Senior Bond , 9% , 3/01/31 ....................
France 100,000 121,543
Verizon Communications, Inc. ,
Senior Bond , 2.55% , 3/21/31 ......................... United States 100,000 89,720
Senior Bond , 2.85% , 9/03/41 ......................... United States 200,000 141,765
Senior Note , 2.355% , 3/15/32 ........................ United States 550,000 474,295
1,902,592
Electric Utilities 0.9%
Baltimore Gas and Electric Co. , Senior Bond , 4.55% , 6/01/52 ..
United States 200,000 168,165
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .......
United States 125,000 99,265
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .......
United States 200,000 219,494
Duke Energy Indiana LLC , Senior Bond , 5.4% , 4/01/53 .......
United States 350,000 333,912
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 230,000 237,344
b
Enel Finance International NV , Senior Bond , 144A, 2.5% , 7/12/31 Italy 200,000 175,534
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ................
United States 310,000 305,084
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ............
United States 400,000 345,596
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 2.44% , 1/15/32 ......................... United States 300,000 260,737
Senior Bond , 5.9% , 3/15/55 .......................... United States 200,000 200,931
Senior Note , 5.3% , 3/15/32 .......................... United States 95,000 97,939
Pacific Gas and Electric Co. ,
Senior Note , 3.3% , 12/01/27 ......................... United States 350,000 338,742
Senior Secured Bond , 3.25% , 6/01/31 .................. United States 300,000 269,400
Public Service Electric and Gas Co. , Senior Bond , 5.45% , 3/01/54
United States 130,000 127,453
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ..........
United States 200,000 193,502
Virginia Electric and Power Co. ,
Senior Bond , 2.4% , 3/30/32 .......................... United States 705,000 611,655
Senior Bond , 5% , 4/01/33 ........................... United States 200,000 202,232
b
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 300,000 295,704
Senior Secured Note , 144A, 5.05% , 12/30/26 ............ United States 75,000 75,414
Xcel Energy, Inc. ,
Senior Bond , 4.6% , 6/01/32 .......................... United States 200,000 195,725
Senior Bond , 5.45% , 8/15/33 ......................... United States 150,000 153,107
4,906,935
Energy Equipment & Services 0.0%
†
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond , 4.08% , 12/15/47 ........................ United States 285,000 222,710
Entertainment 0.1%
Netflix, Inc. ,
Senior Bond , 5.4% , 8/15/54 .......................... United States 135,000 133,332

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Netflix, Inc., (continued)
b
Senior Bond , 144A, 5.375% , 11/15/29 .................. United States 225,000 $ 235,119
368,451
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 150,000 157,985
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 ........ Portugal 200,000 187,164
Global Payments, Inc. , Senior Note , 5.4% , 8/15/32 ..........
United States 135,000 137,876
483,025
Food Products 0.4%
Conagra Brands, Inc. , Senior Bond , 5.4% , 11/01/48 ..........
United States 100,000 90,210
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3.625% , 1/15/32 ........................ United States 400,000 366,232
Senior Note , 5.75% , 4/01/33 ......................... United States 200,000 205,709
b ,e
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 105,000 105,220
Kellanova , Senior Bond , 4.5% , 4/01/46 ...................
United States 30,000 25,718
b
Mars, Inc. ,
Senior Bond , 144A, 3.2% , 4/01/30 ..................... United States 100,000 94,889
Senior Bond , 144A, 4.75% , 4/20/33 .................... United States 200,000 199,053
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 80,000 79,862
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 190,000 192,371
McCormick & Co., Inc. , Senior Bond , 1.85% , 2/15/31 .........
United States 500,000 433,910
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 140,000 126,168
1,919,342
Gas Utilities 0.1%
Southern California Gas Co. , Senior Bond , 6.35% , 11/15/52 ...
United States 350,000 375,555
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 200,000 204,796
Burlington Northern Santa Fe LLC , Senior Bond , 5.75% , 5/01/40
United States 300,000 314,422
CSX Corp. , Senior Bond , 4.75% , 11/15/48 .................
United States 365,000 324,507
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.1% ,
4/01/30 ......................................... Ireland 200,000 203,118
1,046,843
Health Care Equipment & Supplies 0.1%
Baxter International, Inc. , Senior Bond , 2.539% , 2/01/32 ......
United States 580,000 505,742
Health Care Providers & Services 0.5%
Ascension Health , Senior Bond , 3.945% , 11/15/46 ...........
United States 270,000 215,029
Centene Corp. , Senior Bond , 3% , 10/15/30 ................
United States 140,000 125,183
Cigna Group (The) ,
Senior Bond , 2.375% , 3/15/31 ........................ United States 400,000 355,733
Senior Bond , 3.2% , 3/15/40 .......................... United States 240,000 183,906
CVS Health Corp. ,
Senior Bond , 5.3% , 12/05/43 ......................... United States 435,000 395,304
Senior Bond , 5.125% , 7/20/45 ........................ United States 100,000 88,637

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Elevance Health, Inc. , Senior Bond , 5.1% , 1/15/44 ..........
United States 90,000 $ 83,158
HCA, Inc. ,
Senior Bond , 4.5% , 2/15/27 .......................... United States 408,000 408,171
Senior Note , 3.625% , 3/15/32 ........................ United States 200,000 184,557
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 200,000 204,507
Kaiser Foundation Hospitals , Senior Bond , 4.15% , 5/01/47 ....
United States 225,000 183,657
UnitedHealth Group, Inc. ,
Senior Bond , 3.05% , 5/15/41 ......................... United States 450,000 330,942
Senior Note , 5.15% , 7/15/34 ......................... United States 100,000 101,058
Senior Note , 5.3% , 6/15/35 .......................... United States 95,000 96,863
2,956,705
Health Care REITs 0.0%
†
Alexandria Real Estate Equities, Inc. ,
Senior Bond , 2.95% , 3/15/34 ......................... United States 180,000 151,813
Senior Bond , 5.25% , 5/15/36 ......................... United States 50,000 49,097
200,910
Health Care Technology 0.0%
†
IQVIA, Inc. , Senior Secured Note , 6.25% , 2/01/29 ...........
United States 100,000 104,584
Hotels, Restaurants & Leisure 0.1%
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 200,000 181,910
McDonald's Corp. , Senior Bond , 3.625% , 9/01/49 ...........
United States 200,000 145,212
b
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 4/01/28 United States 200,000 202,614
529,736
Household Durables 0.1%
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 150,000 148,396
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 150,000 145,643
294,039
Independent Power and Renewable Electricity Producers 0.1%
Constellation Energy Generation LLC ,
Senior Bond , 5.8% , 3/01/33 .......................... United States 300,000 317,414
Senior Bond , 6.125% , 1/15/34 ........................ United States 325,000 350,228
667,642
Industrial Conglomerates 0.0%
†
b
Siemens Funding BV , Senior Bond , 144A, 5.8% , 5/28/55 ...... Germany 200,000 205,966
Insurance 0.4%
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 ...........
United States 200,000 163,392
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .......
United States 155,000 113,107
Arthur J Gallagher & Co. ,
Senior Bond , 6.5% , 2/15/34 .......................... United States 150,000 164,864
Senior Bond , 5.45% , 7/15/34 ......................... United States 200,000 204,588
Senior Bond , 5.15% , 2/15/35 ......................... United States 245,000 245,257
b
Athene Global Funding , Secured Bond , 144A, 2.673% , 6/07/31 . United States 200,000 175,716
Athene Holding Ltd. , Senior Bond , 6.25% , 4/01/54 ...........
United States 115,000 113,621
Berkshire Hathaway Finance Corp. , Senior Bond , 3.85% , 3/15/52
United States 125,000 96,810
Brown & Brown, Inc. ,
Senior Bond , 2.375% , 3/15/31 ........................ United States 305,000 268,686

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Brown & Brown, Inc., (continued)
Senior Bond , 5.55% , 6/23/35 ......................... United States 30,000 $ 30,604
Senior Note , 5.25% , 6/23/32 ......................... United States 20,000 20,410
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ....
United States 200,000 180,891
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 .............
United States 200,000 209,819
b
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 150,000 154,821
b
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 100,000 107,311
2,249,897
Interactive Media & Services 0.0%
†
Meta Platforms, Inc. , Senior Bond , 4.45% , 8/15/52 ..........
United States 290,000 244,679
Leisure Products 0.1%
Brunswick Corp. , Senior Bond , 4.4% , 9/15/32 ..............
United States 300,000 279,967
Life Sciences Tools & Services 0.0%
†
Thermo Fisher Scientific, Inc. , Senior Bond , 5.404% , 8/10/43 ...
United States 100,000 99,108
Machinery 0.2%
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 200,000 203,976
Ingersoll Rand, Inc. ,
Senior Note , 5.176% , 6/15/29 ........................ United States 140,000 143,777
Senior Note , 5.314% , 6/15/31 ........................ United States 300,000 311,198
Westinghouse Air Brake Technologies Corp. , Senior Bond , 4.7% ,
9/15/28 ......................................... United States 480,000 482,878
1,141,829
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 2.8% , 4/01/31 ................... United States 320,000 285,454
Senior Secured Bond , 4.4% , 4/01/33 ................... United States 100,000 94,194
Senior Secured Bond , 6.55% , 6/01/34 .................. United States 200,000 213,474
Senior Secured Bond , 5.375% , 4/01/38 ................. United States 360,000 339,466
Senior Secured Bond , 3.5% , 3/01/42 ................... United States 100,000 71,348
Comcast Corp. , Senior Bond , 4.049% , 11/01/52 ............
United States 500,000 376,675
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ..................
United States 215,000 232,694
Paramount Global ,
Senior Bond , 4.95% , 1/15/31 ......................... United States 400,000 389,078
Senior Bond , 4.2% , 5/19/32 .......................... United States 300,000 273,926
2,276,309
Metals & Mining 0.1%
Newmont Corp. / Newcrest Finance Pty. Ltd. , Senior Note , 5.35% ,
3/15/34 ......................................... United States 185,000 189,903
Rio Tinto Finance USA plc , Senior Note , 5% , 3/14/32 .........
Australia 200,000 203,602
393,505
Multi-Utilities 0.2%
Berkshire Hathaway Energy Co. ,
Senior Bond , 1.65% , 5/15/31 ......................... United States 300,000 255,702
Senior Bond , 5.15% , 11/15/43 ........................ United States 175,000 164,540

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 150,000 $ 152,252
Public Service Enterprise Group, Inc. , Senior Bond , 5.4% , 3/15/35
United States 50,000 50,613
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 250,000 247,921
871,028
Oil, Gas & Consumable Fuels 0.8%
b
Aker BP ASA , Senior Bond , 144A, 3.75% , 1/15/30 ........... Norway 400,000 381,013
BP Capital Markets America, Inc. , Senior Bond , 4.812% , 2/13/33
United States 120,000 119,887
Canadian Natural Resources Ltd. ,
Senior Bond , 2.95% , 7/15/30 ......................... Canada 350,000 321,170
Senior Bond , 6.25% , 3/15/38 ......................... Canada 140,000 145,306
Cheniere Energy, Inc. , Senior Note , 5.65% , 4/15/34 ..........
United States 50,000 51,233
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 225,000 229,334
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 290,000 302,006
Energy Transfer LP ,
Senior Bond , 5.55% , 5/15/34 ......................... United States 300,000 303,873
Senior Bond , 5.15% , 3/15/45 ......................... United States 505,000 445,490
Enterprise Products Operating LLC , Senior Bond , 6.125% ,
10/15/39 ........................................ United States 160,000 170,519
Exxon Mobil Corp. , Senior Bond , 3.567% , 3/06/45 ...........
United States 180,000 138,164
Hess Corp. ,
Senior Bond , 7.125% , 3/15/33 ........................ United States 150,000 170,145
Senior Bond , 5.6% , 2/15/41 .......................... United States 135,000 134,180
MPLX LP ,
Senior Bond , 5.4% , 4/01/35 .......................... United States 200,000 198,639
Senior Bond , 5.5% , 2/15/49 .......................... United States 140,000 126,549
Targa Resources Corp. , Senior Bond , 6.5% , 2/15/53 .........
United States 210,000 215,774
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4% , 1/15/32 ................ United States 300,000 279,760
TotalEnergies Capital SA ,
Senior Bond , 4.724% , 9/10/34 ........................ France 100,000 99,407
Senior Bond , 5.275% , 9/10/54 ........................ France 210,000 196,789
b
Var Energi ASA ,
Senior Bond , 144A, 8% , 11/15/32 ..................... Norway 200,000 226,885
Senior Note , 144A, 7.5% , 1/15/28 ..................... Norway 200,000 211,863
Williams Cos., Inc. (The) , Senior Bond , 2.6% , 3/15/31 ........
United States 200,000 179,271
4,647,257
Passenger Airlines 0.0%
†
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.5% , 10/20/25 ............................... United States 37,251 37,165
b
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ..... United States 40,000 40,078
77,243
Personal Care Products 0.2%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......
United States 800,000 748,783
Kenvue, Inc. , Senior Note , 4.85% , 5/22/32 .................
United States 125,000 126,572
875,355

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.3%
b
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 400,000 $ 396,373
Bristol-Myers Squibb Co. , Senior Bond , 4.25% , 10/26/49 ......
United States 150,000 121,709
Eli Lilly & Co. , Senior Bond , 4.95% , 2/27/63 ................
United States 215,000 195,506
Novartis Capital Corp. , Senior Bond , 3.7% , 9/21/42 ..........
United States 185,000 151,980
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 340,000 339,116
Senior Bond , 5.3% , 5/19/53 .......................... United States 70,000 66,133
Royalty Pharma plc ,
Senior Bond , 2.15% , 9/02/31 ......................... United States 300,000 257,874
Senior Bond , 3.35% , 9/02/51 ......................... United States 175,000 113,509
1,642,200
Professional Services 0.0%
†
Paychex, Inc. , Senior Note , 5.35% , 4/15/32 ................
United States 185,000 190,049
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ............
United States 400,000 349,880
Semiconductors & Semiconductor Equipment 0.2%
Analog Devices, Inc. , Senior Bond , 2.8% , 10/01/41 ..........
United States 175,000 127,431
b
Foundry JV Holdco LLC ,
Senior Secured Bond , 144A, 6.25% , 1/25/35 ............. United States 200,000 210,295
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 400,000 415,044
Marvell Technology, Inc. ,
Senior Note , 4.75% , 7/15/30 ......................... United States 200,000 200,945
Senior Note , 5.95% , 9/15/33 ......................... United States 220,000 232,439
1,186,154
Software 0.4%
Intuit, Inc. , Senior Bond , 5.5% , 9/15/53 ...................
United States 100,000 99,367
Microsoft Corp. , Senior Bond , 2.921% , 3/17/52 .............
United States 335,000 222,358
Oracle Corp. ,
Senior Bond , 2.875% , 3/25/31 ........................ United States 300,000 273,726
Senior Bond , 4.9% , 2/06/33 .......................... United States 150,000 150,453
Senior Bond , 3.95% , 3/25/51 ......................... United States 335,000 247,479
Senior Note , 2.3% , 3/25/28 .......................... United States 375,000 356,001
Salesforce, Inc. , Senior Bond , 1.95% , 7/15/31 ..............
United States 350,000 307,050
Synopsys, Inc. ,
Senior Bond , 5.7% , 4/01/55 .......................... United States 140,000 139,295
Senior Note , 5% , 4/01/32 ........................... United States 100,000 101,335
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................
United States 225,000 211,506
2,108,570
Specialized REITs 0.0%
†
American Tower Corp. , Senior Bond , 5.35% , 3/15/35 .........
United States 200,000 203,533
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 200,000 179,370
Senior Bond , 4.1% , 1/15/52 .......................... United States 270,000 193,126
Home Depot, Inc. (The) , Senior Bond , 3.625% , 4/15/52 .......
United States 390,000 284,150
Lowe's Cos., Inc. , Senior Bond , 5.75% , 7/01/53 .............
United States 210,000 205,517
862,163

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. , Senior Bond , 2.8% , 2/08/61 ...................
United States 500,000 $ 295,941
Hewlett Packard Enterprise Co. , Senior Note , 4.45% , 9/25/26 ..
United States 250,000 250,472
546,413
Textiles, Apparel & Luxury Goods 0.0%
†
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 100,000 100,750
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 125,000 125,549
226,299
Tobacco 0.1%
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 500,000 516,562
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. , Senior Bond , 4.55% , 3/15/52 ...
Canada 150,000 122,256
T-Mobile USA, Inc. ,
Senior Bond , 5.3% , 5/15/35 .......................... United States 250,000 253,229
Senior Bond , 3.3% , 2/15/51 .......................... United States 100,000 66,429
Senior Note , 3.375% , 4/15/29 ........................ United States 625,000 601,805
Senior Note , 2.55% , 2/15/31 ......................... United States 300,000 268,707
Vodafone Group plc ,
Senior Bond , 6.15% , 2/27/37 ......................... United Kingdom 36,000 38,659
Senior Bond , 4.25% , 9/17/50 ......................... United Kingdom 210,000 163,806
Senior Bond , 5.75% , 6/28/54 ......................... United Kingdom 60,000 57,527
1,572,418
Total Corporate Bonds (Cost $ 72,435,842 ) ....................................
71,637,018
Foreign Government and Agency Securities 0.8%
Brazil Notas do Tesouro Nacional , 10% , 1/01/35 ............
Brazil 3,680,000 BRL 551,132
China Government Bond , 2.27% , 5/25/34 .................
China 2,360,000 CNY 345,233
b
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 200,000 206,109
Mexican Bonos Desarr Fixed Rate ,
M , 8% , 11/07/47 ................................... Mexico 4,430,000
g
MXN 196,130
M , 8% , 7/31/53 ................................... Mexico 13,930,000
g
MXN 611,038
M , Senior Bond , 8.5% , 11/18/38 ....................... Mexico 1,700,000
g
MXN 83,357
M , Senior Bond , 7.75% , 11/13/42 ...................... Mexico 5,890,000
g
MXN 260,345
Petroleos Mexicanos , Senior Bond , 6.95% , 1/28/60 ..........
Mexico 70,000 50,345
South Africa Government Bond , Senior Bond , 8.75% , 2/28/48 ..
South Africa 5,200,000 ZAR 236,059
b
United Kingdom Gilt ,
Reg S, 4.25% , 7/31/34 .............................. United Kingdom 850,000 GBP 1,151,351
Reg S, 1.25% , 7/31/51 .............................. United Kingdom 850,000 GBP 510,338
Reg S, 4.375% , 7/31/54 ............................. United Kingdom 470,000 GBP 559,019
Total Foreign Government and Agency Securities (Cost $ 4,668,659 ) .............
4,760,456
U.S. Government and Agency Securities 19.3%
FFCB , 2.1%, 2/25/36 .................................
United States 150,000 117,254
U.S. Treasury Bonds ,
1.125%, 5/15/40 .................................. United States 45,000 27,991
4.375%, 5/15/40 .................................. United States 500,000 488,848
1.125%, 8/15/40 .................................. United States 332,000 204,349
1.375%, 11/15/40 ................................. United States 1,771,000 1,128,805
2.75%, 8/15/42 ................................... United States 80,000 61,241
3.875%, 5/15/43 .................................. United States 2,000,000 1,787,031

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
4.75%, 11/15/43 .................................. United States 315,000 $ 314,766
3.125%, 8/15/44 .................................. United States 725,000 571,872
3%, 11/15/44 ..................................... United States 240,000 184,884
2.5%, 5/15/46 .................................... United States 945,000 653,010
2.25%, 8/15/46 ................................... United States 2,309,000 1,513,387
2.75%, 11/15/47 .................................. United States 340,000 241,878
3.375%, 11/15/48 ................................. United States 2,690,000 2,128,778
3%, 2/15/49 ..................................... United States 6,911,000 5,094,163
2.25%, 8/15/49 ................................... United States 255,000 160,042
1.25%, 5/15/50 ................................... United States 1,875,000 901,465
1.375%, 8/15/50 .................................. United States 1,705,000 841,178
2.375%, 5/15/51 .................................. United States 950,000 602,693
2%, 8/15/51 ..................................... United States 1,350,000 778,729
1.875%, 11/15/51 ................................. United States 1,810,000 1,007,661
2.25%, 2/15/52 ................................... United States 710,000 433,904
3.625%, 2/15/53 .................................. United States 605,000 494,068
3.625%, 5/15/53 .................................. United States 1,755,000 1,431,970
4.125%, 8/15/53 .................................. United States 20,000 17,871
4.25%, 2/15/54 ................................... United States 175,000 159,687
U.S. Treasury Notes ,
0.375%, 1/31/26 .................................. United States 4,000,000 3,912,137
3.75%, 4/15/26 ................................... United States 1,220,000 1,216,925
0.75%, 5/31/26 ................................... United States 320,000 310,603
0.875%, 6/30/26 .................................. United States 1,175,000 1,139,356
1.25%, 12/31/26 .................................. United States 9,075,000 8,737,169
2.375%, 5/15/27 .................................. United States 3,140,000 3,062,849
0.5%, 6/30/27 .................................... United States 9,935,000 9,324,347
3.25%, 6/30/27 ................................... United States 4,230,000 4,192,657
2.25%, 11/15/27 .................................. United States 3,500,000 3,385,020
1.125%, 2/29/28 .................................. United States 8,360,000 7,818,886
3.5%, 4/30/28 .................................... United States 223,000 221,824
3.125%, 11/15/28 ................................. United States 820,000 804,849
1.5%, 11/30/28 ................................... United States 250,000 232,402
1.375%, 12/31/28 ................................. United States 150,000 138,603
3.75%, 12/31/28 .................................. United States 500,000 500,566
2.625%, 2/15/29 .................................. United States 4,000,000 3,852,969
h
Index Linked, 2.125%, 4/15/29 ....................... United States 1,000,000 1,065,291
3.25%, 6/30/29 ................................... United States 1,500,000 1,472,900
3.125%, 8/31/29 .................................. United States 100,000 97,609
4%, 10/31/29 .................................... United States 1,725,000 1,741,846
h
Index Linked, 1.625%, 4/15/30 ....................... United States 750,000 761,488
3.75%, 6/30/30 ................................... United States 600,000 598,594
0.625%, 8/15/30 .................................. United States 4,400,000 3,753,492
4.125%, 8/31/30 .................................. United States 6,295,000 6,387,212
1.125%, 2/15/31 .................................. United States 800,000 692,375
1.375%, 11/15/31 ................................. United States 7,760,000 6,641,166
4.125%, 11/15/32 ................................. United States 3,500,000 3,524,883
3.5%, 2/15/33 .................................... United States 500,000 482,148
3.375%, 5/15/33 .................................. United States 1,750,000 1,668,721
3.875%, 8/15/33 .................................. United States 1,500,000 1,477,617
4.375%, 5/15/34 .................................. United States 1,000,000 1,015,898
3.875%, 8/15/34 .................................. United States 1,610,000 1,572,454
4.625%, 2/15/35 .................................. United States 1,270,000 1,310,680
4.25%, 5/15/35 ................................... United States 1,250,000 1,252,051
i
FRN, 4.445%, ( 3-month U.S. Treasury Bill Rate + 0.205% ),
10/31/26 ........................................ United States 230,000 230,292

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
i
FRN, 4.338%, ( 3-month U.S. Treasury Bill Rate + 0.098% ),
1/31/27 ......................................... United States 500,000 $ 499,805
i
FRN, 4.4%, ( 3-month U.S. Treasury Bill Rate + 0.16% ), 4/30/27 United States 600,000 600,065
Total U.S. Government and Agency Securities (Cost $ 113,257,678 ) ..............
107,045,274
Asset-Backed Securities 0.2%
Financial Services 0.1%
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 490,000 461,725
Passenger Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% ,
10/15/28 . ........................................ United States 328,841 308,646
United Airlines Pass-Through Trust ,
2016-1 , A , 3.45% , 7/07/28 ........................... United States 60,426 57,815
2019-2 , A , 2.9% , 5/01/28 ............................ United States 75,088 69,744
2020-1 , B , 4.875% , 7/15/27 .......................... United States 99,713 99,597
535,802
a a a a a a
Total Asset-Backed Securities (Cost $ 1,007,486 ) ..............................
997,527
Commercial Mortgage-Backed Securities 0.3%
Financial Services 0.3%
j ,k
BANK5 , 2025-5YR15 , XA , IO, FRN , 1.439% , 6/15/30 ........ United States 626,000 35,490
j ,k
BMO Mortgage Trust , 2025-5C11 , XA , IO, FRN , 1.11% , 7/15/58 United States 1,847,445 91,812
b ,l
BX Commercial Mortgage Trust ,
2021-VOLT , B , 144A, FRN , 5.376% , ( 1-month SOFR +
1.064% ), 9/15/36 .................................. United States 242,207 241,322
2022-LP2 , A , 144A, FRN , 5.325% , ( 1-month SOFR + 1.013% ),
2/15/39 ......................................... United States 121,837 121,838
b ,l
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 5.116% , ( 1-month
SOFR + 0.804% ), 10/15/36 .......................... United States 230,000 229,567
b ,l
BX Trust , 2022-IND , A , 144A, FRN , 5.803% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................. United States 232,988 233,355
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 70,000 69,034
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45% ,
7/10/49 ......................................... United States 43,618 42,947
CSAIL Commercial Mortgage Trust ,
k
2015-C2 , AS , FRN , 3.849% , 6/15/57 ................... United States 75,719 74,765
2015-C3 , A4 , 3.718% , 8/15/48 ........................ United States 45,120 44,944
GS Mortgage Securities Trust , 2016-GS2 , A4 , 3.05% , 5/10/49 ..
United States 30,000 29,615
JPMBB Commercial Mortgage Securities Trust ,
2014-C26 , AS , 3.8% , 1/15/48 ......................... United States 7,389 7,318
2015-C31 , A3 , 3.801% , 8/15/48 ....................... United States 22,617 22,567
2016-C1 , A5 , 3.576% , 3/17/49 ........................ United States 102,000 101,164
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 72,911 71,341
Morgan Stanley Bank of America Merrill Lynch Trust ,
2015-C27 , AS , 4.068% , 12/15/47 ...................... United States 49,000 48,676
k
2016-C32 , AS , FRN , 3.994% , 12/15/49 ................. United States 75,000 73,731
k
Morgan Stanley Capital I Trust , 2015-MS1 , AS , FRN , 4.152% ,
5/15/48 ......................................... United States 59,755 59,626
Wells Fargo Commercial Mortgage Trust ,
2015-C31 , A4 , 3.695% , 11/15/48 ...................... United States 40,000 39,837

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust, (continued)
k
2016-C32 , B , FRN , 4.858% , 1/15/59 ................... United States 42,000 $ 41,598
1,680,547
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 1,666,158 ) ...............
1,680,547
Mortgage-Backed Securities 4.8%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.1%
FHLMC Gold Pool, 30 Year , 4.5%, 1/01/49 ................ United States 278,615 271,922
FHLMC Pool, 15 Year , 3%, 8/01/34 ...................... United States 28,654 27,658
FHLMC Pool, 15 Year , 4%, 11/01/37 ..................... United States 131,479 128,841
FHLMC Pool, 30 Year , 2%, 10/01/51 - 8/01/52 .............. United States 2,612,487 2,075,132
FHLMC Pool, 30 Year , 2.5%, 4/01/52 ..................... United States 961,939 801,840
FHLMC Pool, 30 Year , 3%, 3/01/50 - 5/01/52 ............... United States 1,139,673 992,971
FHLMC Pool, 30 Year , 3.5%, 4/01/50 - 11/01/52 ............ United States 1,808,155 1,649,316
FHLMC Pool, 30 Year , 4%, 5/01/47 - 1/01/54 ............... United States 827,414 777,565
FHLMC Pool, 30 Year , 4.5%, 10/01/48 - 8/01/52 ............ United States 430,195 416,801
FHLMC Pool, 30 Year , 5%, 10/01/52 - 2/01/53 .............. United States 1,232,556 1,213,173
FHLMC Pool, 30 Year , 5.5%, 11/01/54 - 3/01/55 ............ United States 2,816,574 2,823,832
FHLMC Pool, 30 Year , 6%, 1/01/55 ...................... United States 259,945 264,344
11,443,395
Federal National Mortgage Association (FNMA) Fixed Rate 1.3%
FNMA, 15 Year , 2%, 8/01/36 - 12/01/36 ................... United States 407,771 372,966
FNMA, 30 Year , 1.5%, 9/01/51 ......................... United States 177,247 133,555
FNMA, 30 Year , 2%, 5/01/51 - 10/01/51 ................... United States 2,094,128 1,666,325
FNMA, 30 Year , 2.5%, 10/01/51 - 3/01/52 ................. United States 2,986,321 2,483,319
FNMA, 30 Year , 3%, 9/01/50 - 5/01/52 .................... United States 1,192,635 1,040,424
FNMA, 30 Year , 3.5%, 6/01/49 ......................... United States 115,640 106,460
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 47,476 45,202
FNMA, 30 Year , 4.5%, 2/01/50 - 11/01/52 ................. United States 271,692 262,643
FNMA, 30 Year , 5%, 5/01/53 ........................... United States 103,807 102,096
FNMA, 30 Year , 5.5%, 5/01/53 ......................... United States 447,532 448,495
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 429,045 436,991
7,098,476
Government National Mortgage Association (GNMA) Fixed Rate 1.4%
GNMA II, Single-family, 30 Year , 2%, 10/20/50 - 5/20/52 ...... United States 1,383,883 1,128,186
GNMA II, Single-family, 30 Year , 2.5%, 12/20/51 - 6/20/52 ..... United States 811,966 690,688
GNMA II, Single-family, 30 Year , 3%, 11/20/51 .............. United States 509,275 450,981
GNMA II, Single-family, 30 Year , 3.5%, 5/20/52 ............. United States 274,969 250,973
GNMA II, Single-family, 30 Year , 4.5%, 5/20/53 ............. United States 193,834 186,685
GNMA II, Single-family, 30 Year , 5%, 7/20/53 - 10/20/54 ...... United States 886,103 872,057
GNMA II, Single-family, 30 Year , 5.5%, 5/20/53 - 10/20/54 ..... United States 580,367 582,312
GNMA II, Single-family, 30 Year , 6%, 10/20/53 - 2/20/55 ...... United States 3,362,357 3,419,050
GNMA II, Single-family, 30 Year , 6.5%, 6/20/55 ............. United States 330,000 339,415
7,920,347
Total Mortgage-Backed Securities (Cost $ 27,970,315 ) ..........................
26,462,218

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds 0.1%
California 0.1%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ........................... United States 315,000 $ 286,790
San Bernardino Community College District , GO , 2021 ,
Refunding , 2.856% , 8/01/49 .......................... United States 285,000 185,842
472,632
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ......................................... United States 160,000 120,845
Total Municipal Bonds (Cost $ 747,161 ) .......................................
593,477
Total Long Term Investments (Cost $ 430,524,774 ) .............................
536,206,510
a
Short Term Investments 2.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.1%
m
Egypt Treasury Bills ,
21 .161% , 7/01/25 .................................. Egypt 14,000,000 EGP 282,258
27 .31% , 10/14/25 .................................. Egypt 10,000,000 EGP 186,607
468,865
Total Foreign Government and Agency Securities (Cost $ 469,907 ) ..............
468,865
Shares
Money Market Funds 2.5%
n,o
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 11,007,063 11,007,063
o
JPMorgan 100% U.S. Treasury Securities Money Market Fund ,
4.94% .......................................... United States 3,070,875 3,070,875
Total Money Market Funds (Cost $ 14,077,938 ) ................................
14,077,938
Total Short Term Investments (Cost $ 14,547,845 ) ..............................
14,546,803
a
Total Investments (Cost $ 445,072,619 ) 99.1% .................................
$550,753,313
Other Assets, less Liabilities 0.9% ...........................................
4,613,581
Net Assets 100.0% .........................................................
$555,366,894
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
At June 30, 2025 , the Fund had the following futures contracts outstanding. See Note 1(d) .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $17,492,394, representing 3.1% of net assets.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At June 30, 2025, the aggregate value of these securities was $1,438,167, representing 0.3% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
Perpetual security with no stated maturity date.
g
Principal amount is stated in 100 Mexican Peso Units.
h
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(g).
i
The coupon rate shown represents the rate at period end.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
The rate shown represents the yield at period end.
n
See Note 3(e) regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 13 $ 4,064,938 9/19/25 $ 77,480
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 49 5,494,125 9/19/25 (62,863)
U.S. Treasury 10 Year Notes .................... Long 28 3,139,500 9/19/25 25,656
U.S. Treasury 10 Year Ultra Notes ................ Long 16 1,828,250 9/19/25 28,055
U.S. Treasury 2 Year Notes ..................... Long 8 1,664,188 9/30/25 5,209
U.S. Treasury 5 Year Notes ..................... Long 21 2,289,000 9/30/25 20,973
U.S. Treasury Long Bonds ..................... Long 1 115,469 9/19/25 748
U.S. Treasury Ultra Bonds ...................... Short 3 357,375 9/19/25 (9,473)
U.S. Treasury Ultra Bonds ...................... Long 6 714,750 9/19/25 30,364
Total Futures Contracts ...................................................................... $116,149
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
At June 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
South Korean Won .. CITI Buy 1,320,000,000 922,733 7/08/25 $ 53,507 $ —
South Korean Won .. CITI Sell 1,320,000,000 964,312 7/08/25 — (11,927)
Brazilian Real ...... HSBK Buy 2,880,000 496,721 7/18/25 31,200 —
Brazilian Real ...... HSBK Sell 2,880,000 477,937 7/18/25 — (49,984)
Canadian Dollar .... CITI Buy 1,110,000 807,338 7/28/25 8,986 —
Canadian Dollar .... MSCO Sell 90,000 65,360 7/28/25 — (829)
Mexican Peso ...... CITI Sell 22,000,000 1,114,065 7/29/25 — (54,768)
Mexican Peso ...... HSBK Buy 1,700,000 85,593 7/29/25 4,726 —
Mexican Peso ...... UBSW Sell 1,300,000 65,534 7/29/25 — (3,533)
Columbian Peso .... JPHQ Buy 170,000,000 40,796 7/30/25 651 —
Columbian Peso .... JPHQ Sell 170,000,000 39,225 7/30/25 — (2,222)
Euro ............. JPHQ Buy 3,620,000 4,143,033 8/05/25 131,544 —
Euro ............. JPHQ Sell 160,000 181,509 8/05/25 — (7,422)
Euro ............. WFLA Sell 300,000 340,523 8/05/25 — (13,724)
South African Rand .. HSBK Buy 4,200,000 236,143 8/07/25 418 —
South African Rand .. HSBK Sell 7,500,000 408,650 8/07/25 — (13,781)
South Korean Won .. CITI Buy 590,000,000 436,197 8/14/25 1,071 —
Chinese Yuan ...... JPHQ Sell 2,280,000 318,445 8/27/25 — (1,505)
Australian Dollar .... MSCO Buy 510,000 332,108 9/12/25 4,059 —
Japanese Yen ...... CITI Buy 235,000,000 1,644,507 9/26/25 3,505 —
British Pound ...... HSBK Sell 1,580,000 2,147,444 9/30/25 — (22,637)
Total Forward Exchange Contracts ................................................... $239,667 $(182,332)
Net unrealized appreciation (depreciation) ............................................ $57,335
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
See Note  7  regarding other derivative information.
See Abbreviations on page 51 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
Franklin
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $434,065,556
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 11,007,063
Value - Unaffiliated issuers .................................................................. $539,746,250
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 11,007,063
Cash .................................................................................... 159,239
Foreign currency, at value (cost $ 11,015 ) ......................................................... 8,568
Receivables:
Investment securities sold ................................................................... 2,669,788
Capital shares sold ........................................................................ 266,868
Dividends and interest ..................................................................... 2,330,815
European Union tax reclaims (Note 1 f ) ......................................................... 57,905
Deposits with brokers for:
Futures contracts ........................................................................ 494,586
Unrealized appreciation on OTC forward exchange contracts .......................................... 239,667
Other assets .............................................................................. 5,487
Total assets .......................................................................... 556,986,236
Liabilities:
Payables:
Investment securities purchased .............................................................. 641,568
Capital shares redeemed ................................................................... 216,378
Management fees ......................................................................... 234,823
Distribution fees .......................................................................... 140,129
Trustees' fees and expenses ................................................................. 636
Variation margin on futures contracts ........................................................... 143,549
Unrealized depreciation on OTC forward exchange contracts .......................................... 182,332
Deferred taxes on unrealized appreciation ........................................................ 35,372
Accrued expenses and other liabilities ........................................................... 24,555
Total liabilities ......................................................................... 1,619,342
Net assets, at value ................................................................. $555,366,894
Net assets consist of:
Paid-in capital ............................................................................. $442,164,301
Total distributable earnings (losses) ............................................................. 113,202,593
Net assets, at value ................................................................. $555,366,894

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
Franklin
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $1,085,429
Shares outstanding ........................................................................ 205,322
Net asset value and maximum offering price per share
a
............................................. $5.29
Class 2:
Net assets, at value ....................................................................... $204,368,448
Shares outstanding ........................................................................ 39,030,144
Net asset value and maximum offering price per share
a
............................................. $5.24
Class 4:
Net assets, at value ....................................................................... $349,913,017
Shares outstanding ........................................................................ 63,948,459
Net asset value and maximum offering price per share
a
............................................. $5.47
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $189,201)
Unaffiliated issuers ........................................................................ $3,300,407
Non-controlled affiliates (Note 3 e ) ............................................................. 242,713
Interest: (net of foreign taxes of $143)
Unaffiliated issuers ........................................................................ 4,586,863
Other income (Note 1 f ) ....................................................................... 293
Total investment income ................................................................... 8,130,276
Expenses:
Management fees (Note 3 a ) ................................................................... 1,487,426
Distribution fees: (Note 3c )
Class 2 ................................................................................ 250,713
Class 4 ................................................................................ 593,728
Custodian fees ............................................................................ 3,740
Reports to shareholders fees .................................................................. 7,246
Professional fees ........................................................................... 44,546
Trustees' fees and expenses .................................................................. 3,606
Other .................................................................................... 41,133
Total expenses ......................................................................... 2,432,138
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (68,049)
Net expenses ......................................................................... 2,364,089
Net investment income ................................................................ 5,766,187
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $9,384)
Unaffiliated issuers ...................................................................... 8,923,895
Foreign currency transactions ................................................................ (8,018)
Forward exchange contracts ................................................................. 70,107
Futures contracts ......................................................................... (2,014,895)
Swap contracts ........................................................................... (4,437)
Net realized gain (loss) .................................................................. 6,966,652
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 20,483,156
Translation of other assets and liabilities denominated in foreign currencies .............................. 47,294
Forward exchange contracts ................................................................. 384,069
Futures contracts ......................................................................... 430,421
Change in deferred taxes on unrealized appreciation ............................................... (14,091)
Net change in unrealized appreciation (depreciation) ............................................ 21,330,849
Net realized and unrealized gain (loss) ............................................................ 28,297,501
Net increase (decrease) in net assets resulting from operations .......................................... $34,063,688

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
Franklin Allocation VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,766,187 $10,072,440
Net realized gain (loss) ................................................. 6,966,652 27,917,421
Net change in unrealized appreciation (depreciation) ........................... 21,330,849 12,009,104
Net increase (decrease) in net assets resulting from operations ................ 34,063,688 49,998,965
Distributions to shareholders:
Class 1 ............................................................. (66,881) (24,453)
Class 2 ............................................................. (12,249,745) (4,459,886)
Class 4 ............................................................. (19,802,794) (6,636,366)
Total distributions to shareholders .......................................... (32,119,420) (11,120,705)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 16,702 203,661
Class 2 ............................................................. (3,705,873) (29,429,959)
Class 4 ............................................................. 4,229,235 (35,020,317)
Total capital share transactions ............................................ 540,064 (64,246,615)
Net increase (decrease) in net assets ................................... 2,484,332 (25,368,355)
Net assets:
Beginning of period ..................................................... 552,882,562 578,250,917
End of period .......................................................... $555,366,894 $552,882,562

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Allocation VIP Fund
38
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Allocation VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. At June 30, 2025, 47.6% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
39
franklintempleton.com
Semiannual Report
Franklin Allocation VIP Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
40
franklintempleton.com
Semiannual Report
Franklin Allocation VIP Fund
(continued)
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2025, the Fund had OTC
derivatives in a net liability position of $67,315.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
41
franklintempleton.com
Semiannual Report
Franklin Allocation VIP Fund
(continued)
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 7 regarding other derivative information.
e. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
42
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Semiannual Report
Franklin Allocation VIP Fund
(continued)
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 2,904 $15,584 63,490 $318,346
Shares issued in reinvestment of distributions .......... 12,912 66,881 4,748 24,453
Shares redeemed ............................... (12,187) (65,763) (26,190) (139,138)
Net increase (decrease) .......................... 3,629 $16,702 42,048 $203,661
Class 2 Shares:
Shares sold ................................... 391,169 $2,063,657 1,011,554 $5,234,190
Shares issued in reinvestment of distributions .......... 2,387,864 12,249,745 872,776 4,459,886
Shares redeemed ............................... (3,403,353) (18,019,275) (7,591,966) (39,124,035)
Net increase (decrease) .......................... (624,320) $(3,705,873) (5,707,636) $(29,429,959)
Class 4 Shares:
Shares sold ................................... 1,328,140 $7,356,037 2,535,598 $13,685,761
Shares issued in reinvestment of distributions .......... 3,687,671 19,802,794 1,247,437 6,636,366
Shares redeemed ............................... (4,158,510) (22,929,596) (10,303,681) (55,342,444)
Net increase (decrease) .......................... 857,301 $4,229,235 (6,520,646) $(35,020,317)
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.55% per year of the average daily net assets of the Fund.
Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by Advisers and are not an additional expense of the Fund. Each subadvisor is compensated for managing its respective portion of the Fund's average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Brandywine Global Investment Management, LLC (Brandywine) Subadvisor
ClearBridge Investments, LLC (ClearBridge) Subadvisor
Franklin Templeton Institutional, LLC (FT Institutional) Subadvisor
Templeton Global Advisors Limited (Global Advisors) Subadvisor
Western Asset Management Company, LLC (Western) Subadvisor
Western Asset Management Company, Limited (Western London) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Subadvisors
Brandywine
ClearBridge
FT Institutional
Global Advisors
Western
Western London

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.57% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, pass-through entity income, bond discounts and premiums and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$109,125,307 and $138,215,227, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $11,584,327 $47,242,919 $(47,820,183) $— $— $11,007,063 11,007,063 $242,713
Total Affiliated Securities ... $11,584,327 $47,242,919 $(47,820,183) $— $— $11,007,063 $242,713
Cost of investments .......................................................................... $449,843,822
Unrealized appreciation ........................................................................ $124,286,225
Unrealized depreciation ........................................................................ (23,203,250)
Net unrealized appreciation (depreciation) .......................................................... $101,082,975
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
6. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Allocation VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 111,005
a
Variation margin on futures
contracts
$ 72,336
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
239,667 Unrealized depreciation on OTC
forward exchange contracts
182,332
Equity contracts ...........
Variation margin on futures
contracts
77,480
a
Variation margin on futures
contracts
—
Total .................... $428,152 $254,668
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
For the period ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2025, the average month end notional amount of futures contracts and swap contracts represented $29,307,692 and $127,143, respectively. The average month end contract value of forward exchange contracts was $17,155,335.
See Note 1(d) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(90,874) Futures contracts $(144,612)
Foreign exchange contracts .....
Forward exchange contracts 70,107 Forward exchange contracts 384,069
Credit contracts ...............
Swap contracts (4,437) Swap contracts —
Equity contracts ..............
Futures contracts (1,924,021) Futures contracts 575,033
Total ....................... $(1,949,225) $814,490
7. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 7,277,793 $ 3,049,628 $ — $ 10,327,421
Air Freight & Logistics ................... — 1,276,957 — 1,276,957
Automobile Components ................. 76,952 722,921 — 799,873
Automobiles .......................... 2,368,920 1,756,006 — 4,124,926
Banks ............................... 9,239,698 10,018,929 — 19,258,627
Beverages ........................... 2,006,382 629,373 — 2,635,755
Biotechnology ......................... 5,238,934 286,187 — 5,525,121
Broadline Retail ....................... 8,353,363 1,366,622 — 9,719,985
Building Products ...................... 1,416,997 617,047 — 2,034,044
Capital Markets ........................ 6,044,867 3,970,241 — 10,015,108
Chemicals ........................... 6,204,494 2,561,484 — 8,765,978
Commercial Services & Supplies ........... 1,456,818 717,642 — 2,174,460
Communications Equipment .............. 2,519,697 176,863 — 2,696,560
Construction & Engineering ............... 95,745 531,209 — 626,954
Construction Materials .................. 1,921,265 499,434 — 2,420,699
Consumer Finance ..................... 2,388,774 — — 2,388,774
Consumer Staples Distribution & Retail ...... 2,435,692 1,914,394 — 4,350,086
Containers & Packaging ................. 188,046 1,445,482 — 1,633,528
Diversified Consumer Services ............ — 56,597 — 56,597
Diversified Telecommunication Services ..... 640,558 1,176,845 — 1,817,403
Electric Utilities ........................ 2,265,570 1,609,278 — 3,874,848
Electrical Equipment .................... 1,567,706 1,057,287 — 2,624,993
Electronic Equipment, Instruments &
Components ........................ 2,165,337 575,943 — 2,741,280
Entertainment ......................... 5,311,760 1,221,826 — 6,533,586
Financial Services ...................... 11,932,401 686,259 — 12,618,660
Food Products ........................ 115,006 1,615,690 — 1,730,696
Gas Utilities .......................... — 292,706 — 292,706
Ground Transportation .................. 4,730,020 — — 4,730,020
Health Care Equipment & Supplies ......... 5,472,496 2,797,473 — 8,269,969
Health Care Providers & Services .......... 5,585,305 101,925 — 5,687,230
Health Care Technology ................. 225,200 114,714 — 339,914
Hotels, Restaurants & Leisure ............. 3,478,518 1,485,198 — 4,963,716
Household Durables .................... — 1,949,656 — 1,949,656
Household Products .................... 1,869,972 52,321 — 1,922,293
Independent Power and Renewable Electricity
Producers .......................... 125,007 998,292 — 1,123,299
Industrial Conglomerates ................ 386,537 933,738 — 1,320,275
Industrial REITs ....................... 342,756 144,968 — 487,724
Insurance ............................ 5,219,193 4,403,029 — 9,622,222
Interactive Media & Services .............. 12,293,624 1,787,480 — 14,081,104
IT Services ........................... 1,938,458 396,781 — 2,335,239
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
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Franklin Allocation VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Leisure Products ....................... $ 83,672 $ 172,028 $ — $ 255,700
Life Sciences Tools & Services ............ 3,150,722 729,112 — 3,879,834
Machinery ............................ 7,094,070 3,779,621 — 10,873,691
Marine Transportation ................... — 145,056 — 145,056
Media ............................... 1,684,208 132,597 — 1,816,805
Metals & Mining ....................... 1,469,104 1,013,817 — 2,482,921
Multi-Utilities .......................... 3,870,331 475,537 — 4,345,868
Oil, Gas & Consumable Fuels ............. 5,160,468 4,592,069 — 9,752,537
Passenger Airlines ..................... 352,124 161,524 — 513,648
Personal Care Products ................. 62,217 1,025,955 — 1,088,172
Pharmaceuticals ....................... 6,831,940 7,824,132 — 14,656,072
Professional Services ................... 695,610 2,577,532 — 3,273,142
Real Estate Management & Development .... 78,269 482,497 — 560,766
Residential REITs ...................... 68,381 — — 68,381
Retail REITs .......................... 393,380 219,680 — 613,060
Semiconductors & Semiconductor Equipment . 27,058,312 6,576,138 — 33,634,450
Software ............................. 28,023,299 2,554,803 — 30,578,102
Specialized REITs ...................... 1,867,062 — — 1,867,062
Specialty Retail ........................ 3,696,720 1,796,246 — 5,492,966
Technology Hardware, Storage & Peripherals . 7,631,976 1,051,354 — 8,683,330
Textiles, Apparel & Luxury Goods .......... 265,522 1,917,142 — 2,182,664
Tobacco ............................. 784,176 370,645 — 1,154,821
Trading Companies & Distributors .......... 1,664,075 999,207 — 2,663,282
Transportation Infrastructure .............. — 296,034 — 296,034
Wireless Telecommunication Services ....... — 410,365 — 410,365
Preferred Stocks ......................... — 575,785 — 575,785
Limited Partnerships ...................... 1,267,193 — — 1,267,193
Corporate Bonds ........................ — 71,637,018 — 71,637,018
Foreign Government and Agency Securities .... — 4,760,456 — 4,760,456
U.S. Government and Agency Securities ....... — 107,045,274 — 107,045,274
Asset-Backed Securities ................... — 997,527 — 997,527
Commercial Mortgage-Backed Securities ...... — 1,680,547 — 1,680,547
Mortgage-Backed Securities ................ — 26,462,218 — 26,462,218
Municipal Bonds ......................... — 593,477 — 593,477
Short Term Investments ................... 14,077,938 468,865 — 14,546,803
Total Investments in Securities ........... $242,230,630 $308,522,683
a
$— $550,753,313
Other Financial Instruments:
Forward Exchange Contracts ............... $— $239,667 $— $239,667
Futures Contracts ....................... 188,485 — — 188,485
Total Other Financial Instruments ......... $188,485 $239,667 $— $428,152
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $182,332 $— $182,332
Futures Contracts ........................ 72,336 — — 72,336
Total Other Financial Instruments ......... $72,336 $182,332 $— $254,668
a
Includes foreign securities valued at $94,877,301, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Notes to Financial Statements (unaudited)
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(continued)
Abbreviations
Counterparty
CITI
Citibank NA
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Cu r rency
BRL
Brazilian Real
CNY
Chinese Yuan
EGP
Egyptian Pound
GBP
British Pound
MXN
Mexican Peso
USD
United States Dollar
ZAR
South African Rand
Selected Portfolio
ADR
American Depositary Receipt
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

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Franklin Allocation VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of the Fund, (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an affiliate of FAV, on behalf of the
Fund; (iii) the investment sub-advisory agreement between FAV and Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of the Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment
Management, LLC (BGIM), an affiliate of FAV, on behalf of the Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments, LLC (CIL), an affiliate of FAV, on behalf of the Fund; (vi) the investment sub-advisory agreement between FAV and Western Asset Management Company, LLC (WAMC), an affiliate of FAV, on behalf of the Fund; and (vii) the investment sub-advisory agreement between FAV and Western Asset Management Company Limited (WAMCL), an affiliate of FAV, on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management
Agreement. BGIM, CIL, FAV, FTIL, TGAL, WAMC and WAMCL are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund‘s investment manager according to the terms of the agreement.
Board Approval of Investment Management Agreements
For the period covered by this report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
53
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Semiannual Report
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the peers in the Fund’s Performance Universe had equity exposures that ranged between 60% - 80%, while the Fund maintains a strategic asset allocation of 60% equities, which adversely impacted

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
54
franklintempleton.com
Semiannual Report
the Fund’s relative performance in risk-on market environments. Management also explained that the Fund’s equity manager selection was the primary driver of relative underperformance for all periods. Management further explained that for the one-
year period, the leading detractors from performance were the International Core Equity strategy and the ClearBridge Large
Cap Value strategy, which underperformed their respective style benchmarks due to their style factor weightings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including ongoing review of manager holdings. The Board noted that the annualized total return was positive for all periods and 9.33% for the one-year period. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and eight other mixed-asset target allocation growth funds underlying
VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians and in the first (least expensive) quintile of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted that the Fund’s sub-advisers are paid by FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-adviser reflected the services provided by each to the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each sub-adviser of the Fund are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
55
franklintempleton.com
Semiannual Report
certain operations, which effort has required considerable up-front expenditures by the Managers, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the
FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

11536-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
DynaTech VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.57 $4.27 $2.96 $11.85 $10.92 $8.06
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.01) (0.02) (0.01) (0.02) (0.08) (0.03)
Net realized and unrealized gains (losses) 0.48 1.32 1.32 (4.52) 1.79 3.47
Total from investment operations ........ 0.47 1.30 1.31 (4.54) 1.71 3.44
Less distributions from:
Net realized gains ................. — — — (4.35) (0.78) (0.58)
Net asset value, end of period .......... $6.04 $5.57 $4.27 $2.96 $11.85 $10.92
Total return
c
....................... 8.44% 30.44% 43.77% (39.96)% 16.14% 44.88%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.88% 0.87% 0.90% 0.91% 1.03% 1.31%
Expenses net of waiver and payments by
affiliates .......................... 0.87% 0.87%
e
0.89%
f
0.90%
f
0.96% 0.96%
f
Net investment (loss) ................ (0.51)% (0.48)% (0.41)% (0.49)% (0.71)% (0.36)%
Supplemental data
Net assets, end of period (000’s) ........ $156,964 $151,113 $125,878 $74,486 $139,784 $125,731
Portfolio turnover rate ................ 23.81% 21.64% 22.25% 34.99% 74.97% 15.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.86 $3.73 $2.59 $11.23 $10.40 $7.71
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.01) (0.03) (0.02) (0.03) (0.09) (0.04)
Net realized and unrealized gains (losses) 0.42 1.16 1.16 (4.26) 1.70 3.31
Total from investment operations ........ 0.41 1.13 1.14 (4.29) 1.61 3.27
Less distributions from:
Net realized gains ................. — — — (4.35) (0.78) (0.58)
Net asset value, end of period .......... $5.27 $4.86 $3.73 $2.59 $11.23 $10.40
Total return
c
....................... 8.44% 30.29% 44.02% (40.20)% 16.09% 44.71%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.98% 0.97% 1.00% 1.01% 1.13% 1.41%
Expenses net of waiver and payments by
affiliates .......................... 0.97% 0.97%
e
1.00%
e,f
1.00%
f
1.06% 1.06%
f
Net investment (loss) ................ (0.62)% (0.58)% (0.50)% (0.59)% (0.81)% (0.47)%
Supplemental data
Net assets, end of period (000’s) ........ $27,386 $27,913 $25,919 $20,496 $36,515 $38,425
Portfolio turnover rate ................ 23.81% 21.64% 22.25% 34.99% 74.97% 15.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin DynaTech VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Aerospace & Defense 3.5%
a
Axon Enterprise, Inc. ................................. United States 6,540 $ 5,414,728
a,b
Karman Holdings, Inc. ................................ United States 4,981 250,893
a
Kratos Defense & Security Solutions, Inc. ................. United States 15,183 705,250
a,b
Rocket Lab Corp. ................................... United States 3,329 119,078
6,489,949
Automobiles 2.4%
BYD Co. Ltd. , H .................................... China 3,630 56,519
a
Tesla, Inc. ......................................... United States 13,446 4,271,256
4,327,775
Biotechnology 2.0%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 582 189,784
a
Argenx SE ........................................ Netherlands 1,382 765,052
a
Ascendis Pharma A/S , ADR ........................... Denmark 2,545 439,267
a
Caris Life Sciences, Inc. .............................. United States 1,380 36,874
a
Insmed, Inc. ....................................... United States 2,396 241,133
a
Natera, Inc. ........................................ United States 10,548 1,781,979
a
Vertex Pharmaceuticals, Inc. ........................... United States 675 300,510
3,754,599
Broadline Retail 9.2%
a
Amazon.com, Inc. ................................... United States 60,564 13,287,136
a
MercadoLibre, Inc. .................................. Brazil 1,409 3,682,605
16,969,741
Capital Markets 1.6%
Moody's Corp. ...................................... United States 336 168,534
a
Robinhood Markets, Inc. , A ............................ United States 8,320 779,002
Tradeweb Markets, Inc. , A ............................. United States 14,008 2,050,771
2,998,307
Communications Equipment 0.5%
a
Arista Networks, Inc. ................................. United States 9,503 972,252
Construction & Engineering 0.1%
Quanta Services, Inc. ................................ United States 600 226,848
Diversified Consumer Services 0.2%
a
Duolingo, Inc. , A .................................... United States 1,002 410,840
Electrical Equipment 0.2%
GE Vernova, Inc. .................................... United States 686 362,997
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp. , A .................................. United States 10,801 1,066,599
a
Celestica, Inc. ...................................... Canada 11,874 1,853,650
2,920,249
Energy Equipment & Services 0.3%
Baker Hughes Co. , A ................................. United States 6,085 233,299
a
Oceaneering International, Inc. ......................... United States 6,118 126,765
TechnipFMC plc .................................... United Kingdom 5,828 200,716
560,780
Entertainment 4.1%
a
Netflix, Inc. ........................................ United States 2,815 3,769,651
a
ROBLOX Corp. , A ................................... United States 10,287 1,082,192
a
Sea Ltd. , ADR ...................................... Singapore 10,460 1,672,973

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
a
Spotify Technology SA ................................ United States 1,354 $ 1,038,978
7,563,794
Financial Services 5.3%
a
Affirm Holdings, Inc. , A ............................... United States 650 44,941
a
Chime Financial, Inc. , A ............................... United States 2,200 75,922
Mastercard, Inc. , A .................................. United States 12,002 6,744,404
a
Toast, Inc. , A ....................................... United States 8,214 363,798
Visa, Inc. , A ........................................ United States 7,383 2,621,334
9,850,399
Ground Transportation 0.3%
a
Uber Technologies, Inc. ............................... United States 6,712 626,230
Health Care Equipment & Supplies 2.5%
a
Boston Scientific Corp. ............................... United States 6,023 646,931
a
IDEXX Laboratories, Inc. .............................. United States 304 163,047
a
Intuitive Surgical, Inc. ................................ United States 6,783 3,685,950
a
Kestra Medical Technologies Ltd. ....................... United States 1,715 28,435
Stryker Corp. ...................................... United States 305 120,667
4,645,030
Health Care Providers & Services 0.4%
a
Guardant Health, Inc. ................................ United States 8,795 457,692
a
HealthEquity, Inc. ................................... United States 1,261 132,102
a
Hinge Health, Inc. , A ................................. United States 3,250 168,188
757,982
Health Care Technology 1.2%
a
Doximity, Inc. , A .................................... United States 13,351 818,950
Pro Medicus Ltd. .................................... Australia 3,350 626,901
a
Veeva Systems, Inc. , A ............................... United States 2,368 681,937
2,127,788
Hotels, Restaurants & Leisure 2.4%
Booking Holdings, Inc. ............................... United States 350 2,026,234
a
DoorDash, Inc. , A ................................... United States 8,422 2,076,107
a
MakeMyTrip Ltd. .................................... India 3,388 332,092
4,434,433
Insurance 0.1%
a
Root, Inc. , A ....................................... United States 1,302 166,617
Interactive Media & Services 9.4%
Alphabet, Inc. , A .................................... United States 40,467 7,131,499
Meta Platforms, Inc. , A ............................... United States 13,631 10,060,905
a
Reddit, Inc. , A ...................................... United States 925 139,277
c
Scout24 SE , 144A , Reg S ............................. Germany 360 49,698
17,381,379
IT Services 3.8%
a
Cloudflare, Inc. , A ................................... United States 14,756 2,889,668
a
Shopify, Inc. , A ..................................... Canada 35,236 4,064,010
a
Snowflake, Inc. , A ................................... United States 330 73,844
7,027,522
Life Sciences Tools & Services 0.2%
a,c
Samsung Biologics Co. Ltd. , 144A , Reg S ................. South Korea 130 95,396

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a,b
Tempus AI, Inc. , A ................................... United States 3,449 $ 219,150
314,546
Pharmaceuticals 1.9%
a
Corcept Therapeutics, Inc. ............................ United States 1,164 85,437
Eli Lilly & Co. ...................................... United States 4,228 3,295,853
a
Ligand Pharmaceuticals, Inc. ........................... United States 969 110,156
3,491,446
Professional Services 0.2%
Verisk Analytics, Inc. , A ............................... United States 1,356 422,394
Semiconductors & Semiconductor Equipment 19.5%
Analog Devices, Inc. ................................. United States 6,981 1,661,618
a,b
ARM Holdings plc , ADR .............................. United States 1,187 191,986
ASM International NV ................................ Netherlands 681 436,846
ASML Holding NV , ADR .............................. Netherlands 1,347 1,079,472
Broadcom, Inc. ..................................... United States 31,645 8,722,944
KLA Corp. ......................................... United States 1,345 1,204,770
Lam Research Corp. ................................. United States 14,070 1,369,574
Monolithic Power Systems, Inc. ......................... United States 1,677 1,226,524
NVIDIA Corp. ...................................... United States 115,332 18,221,303
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 7,672 1,737,631
35,852,668
Software 23.2%
a
AppLovin Corp. , A ................................... United States 7,767 2,719,071
a
Aurora Innovation, Inc. , A ............................. United States 10,225 53,579
a
Cadence Design Systems, Inc. ......................... United States 10,596 3,265,158
a,b
Circle Internet Group, Inc. , A ........................... United States 800 145,032
Constellation Software, Inc. ............................ Canada 598 2,192,718
a
Crowdstrike Holdings, Inc. , A ........................... United States 1,723 877,541
a
Descartes Systems Group, Inc. (The) .................... Canada 6,009 610,785
a
Fair Isaac Corp. .................................... United States 172 314,409
a
Fortinet, Inc. ....................................... United States 7,596 803,049
a
Guidewire Software, Inc. .............................. United States 2,034 478,905
a
HubSpot, Inc. ...................................... United States 1,751 974,659
Intuit, Inc. ......................................... United States 1,756 1,383,078
a
Klaviyo, Inc. , A ..................................... United States 6,061 203,528
a
Life360, Inc. ....................................... United States 2,262 147,596
a,c
Lumine Group, Inc. , Reg S ............................ Canada 3,025 106,250
Microsoft Corp. ..................................... United States 27,264 13,561,386
a
Monday.com Ltd. .................................... United States 2,336 734,625
a
Palantir Technologies, Inc. , A ........................... United States 8,089 1,102,693
a
Palo Alto Networks, Inc. .............................. United States 14,115 2,888,494
Salesforce, Inc. ..................................... United States 681 185,702
a
ServiceNow, Inc. .................................... United States 5,646 5,804,540
a
ServiceTitan, Inc. , A ................................. United States 5,568 596,778
a
Synopsys, Inc. ..................................... United States 5,285 2,709,514
a
Tyler Technologies, Inc. ............................... United States 1,380 818,119
42,677,209
Specialty Retail 0.3%
a
Carvana Co. , A ..................................... United States 1,516 510,831
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc. ........................................ United States 16,871 3,461,423
Total Common Stocks (Cost $ 79,342,673 ) ....................................
181,306,028

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
See Abbreviations on page 18 .
a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
Software 0.0%
a,d
Constellation Software, Inc. , 3/31/40 ..................... Canada 341 $ —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 79,342,673 ) ..............................
181,306,028
a
Short Term Investments 2.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.9%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 3,474,042 3,474,042
Total Money Market Funds (Cost $ 3,474,042 ) .................................
3,474,042
g
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 850,630 850,630
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 850,630 ) ...........................................................
850,630
Total Short Term Investments (Cost $ 4,324,672 ) ...............................
4,324,672
a
Total Investments (Cost $ 83,667,345 ) 100.6% .................................
$185,630,700
Other Assets, less Liabilities (0.6) % .........................................
(1,280,495)
Net Assets 100.0% .........................................................
$184,350,205
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2025. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $251,344, representing 0.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin
DynaTech VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $79,342,673
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 4,324,672
Value - Unaffiliated issuers (Includes securities loaned of $ 820,512 ) ................................... $181,306,028
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 4,324,672
Cash .................................................................................... 6,389
Foreign currency, at value (cost $ 754 ) ........................................................... 753
Receivables:
Investment securities sold ................................................................... 139,270
Capital shares sold ........................................................................ 72,782
Dividends ............................................................................... 31,807
Total assets .......................................................................... 185,881,701
Liabilities:
Payables:
Capital shares redeemed ................................................................... 535,299
Management fees ......................................................................... 81,881
Distribution fees .......................................................................... 38,491
Trustees' fees and expenses ................................................................. 161
Payable upon return of securities loaned (Note 1 c ) .................................................. 850,630
Accrued expenses and other liabilities ........................................................... 25,034
Total liabilities ......................................................................... 1,531,496
Net assets, at value ................................................................. $184,350,205
Net assets consist of:
Paid-in capital ............................................................................. $77,984,789
Total distributable earnings (losses) ............................................................. 106,365,416
Net assets, at value ................................................................. $184,350,205
Franklin
DynaTech VIP
Fund
Class 2:
Net assets, at value ....................................................................... $156,963,879
Shares outstanding ........................................................................ 25,978,448
Net asset value and maximum offering price per share
a
............................................. $6.04
Class 4:
Net assets, at value ....................................................................... $27,386,326
Shares outstanding ........................................................................ 5,197,909
Net asset value and maximum offering price per share
a
............................................. $5.27
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin
DynaTech VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $3,709)
Unaffiliated issuers ........................................................................ $243,644
Non-controlled affiliates (Note 3 e ) ............................................................. 39,852
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (3,339)
Non-controlled affiliates (Note 3 e ) ............................................................. 8,690
Total investment income ................................................................... 288,847
Expenses:
Management fees (Note 3 a ) ................................................................... 470,586
Distribution fees: (Note 3c )
Class 2 ................................................................................ 171,015
Class 4 ................................................................................ 44,863
Custodian fees ............................................................................ 1,046
Reports to shareholders fees .................................................................. 2,702
Professional fees ........................................................................... 28,004
Trustees' fees and expenses .................................................................. 1,050
Other .................................................................................... 4,315
Total expenses ......................................................................... 723,581
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (3,983)
Net expenses ......................................................................... 719,598
Net investment income (loss) ............................................................ (430,751)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 9,999,307
Foreign currency transactions ................................................................ (1,819)
Net realized gain (loss) .................................................................. 9,997,488
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,688,367
Translation of other assets and liabilities denominated in foreign currencies .............................. 90
Net change in unrealized appreciation (depreciation) ............................................ 2,688,457
Net realized and unrealized gain (loss) ............................................................ 12,685,945
Net increase (decrease) in net assets resulting from operations .......................................... $12,255,194

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin DynaTech VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(430,751) $(847,558)
Net realized gain (loss) ................................................. 9,997,488 14,620,212
Net change in unrealized appreciation (depreciation) ........................... 2,688,457 30,637,724
Net increase (decrease) in net assets resulting from operations ................ 12,255,194 44,410,378
Capital share transactions: (Note 2 )
Class 2 ............................................................. (4,273,074) (11,898,394)
Class 4 ............................................................. (2,657,855) (5,283,171)
Total capital share transactions ............................................ (6,930,929) (17,181,565)
Net increase (decrease) in net assets ................................... 5,324,265 27,228,813
Net assets:
Beginning of period ..................................................... 179,025,940 151,797,127
End of period .......................................................... $184,350,205 $179,025,940

Franklin Templeton Variable Insurance Products Trust
11
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Semiannual Report
Notes to Financial Statements (unaudited)
Franklin DynaTech VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin DynaTech VIP Fund (Fund)
is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares:
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
12
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Semiannual Report
Franklin DynaTech VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
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Semiannual Report
Franklin DynaTech VIP Fund
(continued)
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Franklin DynaTech VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the  Fund  are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.579% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 4,653,531 $25,793,780 3,531,381 $17,710,587
Shares redeemed ............................... (5,810,880) (30,066,854) (5,870,267) (29,608,981)
Net increase (decrease) .......................... (1,157,349) $(4,273,074) (2,338,886) $(11,898,394)
Class 4 Shares:
Shares sold ................................... 264,447 $1,183,088 457,236 $2,010,540
Shares redeemed ............................... (811,760) (3,840,943) (1,661,255) (7,293,711)
Net increase (decrease) .......................... (547,313) $(2,657,855) (1,204,019) $(5,283,171)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.630% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Franklin DynaTech VIP Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.71%, based on the average net assets of each class until April 30,
2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $114,911 $24,070,792 $(20,711,661) $— $— $3,474,042 3,474,042 $39,852
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $436,190 $6,318,735 $(5,904,295) $— $— $850,630 850,630 $8,690
Total Affiliated Securities ... $551,101 $30,389,527 $(26,615,956) $— $— $4,324,672 $48,542
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Semiannual Report
Franklin DynaTech VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$39,383,166 and $49,773,351, respectively.
At June 30, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$850,630 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 4,172,717
Cost of investments .......................................................................... $84,659,370
Unrealized appreciation ........................................................................ $102,035,586
Unrealized depreciation ........................................................................ (1,064,256)
Net unrealized appreciation (depreciation) .......................................................... $100,971,330

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Franklin DynaTech VIP Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 6,489,949 $ — $ — $ 6,489,949
Automobiles .......................... 4,271,256 56,519 — 4,327,775
Biotechnology ......................... 2,989,547 765,052 — 3,754,599
Broadline Retail ....................... 16,969,741 — — 16,969,741
Capital Markets ........................ 2,998,307 — — 2,998,307
Communications Equipment .............. 972,252 — — 972,252
Construction & Engineering ............... 226,848 — — 226,848
Diversified Consumer Services ............ 410,840 — — 410,840
Electrical Equipment .................... 362,997 — — 362,997
Electronic Equipment, Instruments &
Components ........................ 2,920,249 — — 2,920,249
Energy Equipment & Services ............. 560,780 — — 560,780
Entertainment ......................... 7,563,794 — — 7,563,794
Financial Services ...................... 9,850,399 — — 9,850,399
Ground Transportation .................. 626,230 — — 626,230
Health Care Equipment & Supplies ......... 4,645,030 — — 4,645,030
Health Care Providers & Services .......... 757,982 — — 757,982
Health Care Technology ................. 1,500,887 626,901 — 2,127,788
Hotels, Restaurants & Leisure ............. 4,434,433 — — 4,434,433
Insurance ............................ 166,617 — — 166,617
Interactive Media & Services .............. 17,331,681 49,698 — 17,381,379
IT Services ........................... 7,027,522 — — 7,027,522
Life Sciences Tools & Services ............ 219,150 95,396 — 314,546
Pharmaceuticals ....................... 3,491,446 — — 3,491,446
Professional Services ................... 422,394 — — 422,394
Semiconductors & Semiconductor Equipment . 35,415,822 436,846 — 35,852,668
Software ............................. 42,677,209 — — 42,677,209
Specialty Retail ........................ 510,831 — — 510,831
Technology Hardware, Storage & Peripherals . 3,461,423 — — 3,461,423
Warrants ............................... — — —
a
—
Short Term Investments ................... 4,324,672 — — 4,324,672
Total Investments in Securities ........... $183,600,288 $2,030,412
b
$— $185,630,700
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $2,030,412, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
franklintempleton.com
Semiannual Report
Franklin DynaTech VIP Fund
(continued)
8. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust
19
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Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin DynaTech VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
20
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Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address areas evolving changes in domestic policy continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight more growth-oriented sectors such as information technology and health care, which underperformed the Performance Universe’s higher allocations to value and blend-style equity securities during the market volatility in the one-, three- and five-year periods. Management further explained that the Fund’s three- and five-year underperformance versus its Performance Universe was substantially attributable to the one-year period ended December 31, 2022, during which growth equities experienced significant volatility due to a combination of rising interest rates, elevated inflation and recession fears. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among

Franklin Templeton Variable Insurance Products Trust
21
franklintempleton.com
Semiannual Report
others, the continued execution of the Fund’s sell discipline and a focus on companies that have developed restraint from being overfunded and favoring companies that have demonstrated responsible capital allocation. The Board noted that the annualized total return for the one-year period was 30.44%. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and seven other large-cap growth funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians and in the first (least expensive) quintile of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

Franklin Templeton Variable Insurance Products Trust
22
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Semiannual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4410-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Global Real Estate VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 7
Notes to Financial Statements 10
Changes In and Disagreements with Accountants 18
Results of Meeting(s) of Shareholders 18
Remuneration Paid to Directors, Officers and Others 18
Board Approval of Management and Subadvisory Agreements 18

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.74 $13.01 $12.01 $18.06 $14.66 $17.99
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.28 0.30 0.21 0.19 0.39
Net realized and unrealized gains (losses) 0.67 (0.29) 1.07 (4.83) 3.76 (1.59)
Total from investment operations ........ 0.85 (0.01) 1.37 (4.62) 3.95 (1.20)
Less distributions from:
Net investment income .............. (0.21) (0.26) (0.37) (0.39) (0.18) (0.54)
Net realized gains ................. — — — (1.04) (0.37) (1.59)
Total distributions ................... (0.21) (0.26) (0.37) (1.43) (0.55) (2.13)
Net asset value, end of period .......... $13.38 $12.74 $13.01 $12.01 $18.06 $14.66
Total return
c
....................... 6.62% 0.03% 11.68% (25.92)% 27.20% (5.17)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.14% 1.12% 1.16% 1.14% 1.16% 1.24%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 1.00% 1.00%
e
1.00%
e
1.00%
e
1.00%
e
Net investment income ............... 2.79% 2.15% 2.49% 1.50% 1.14% 2.73%
Supplemental data
Net assets , end of period (000’s) ........ $720 $695 $709 $727 $1,001 $966
Portfolio turnover rate ................ 13.43% 38.41% 18.27% 15.44% 26.48% 23.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.27 $12.55 $11.59 $17.47 $14.21 $17.50
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.23 0.26 0.17 0.14 0.35
Net realized and unrealized gains (losses) 0.65 (0.28) 1.04 (4.66) 3.63 (1.56)
Total from investment operations ........ 0.81 (0.05) 1.30 (4.49) 3.77 (1.21)
Less distributions from:
Net investment income .............. (0.18) (0.23) (0.34) (0.35) (0.14) (0.49)
Net realized gains ................. — — — (1.04) (0.37) (1.59)
Total distributions ................... (0.18) (0.23) (0.34) (1.39) (0.51) (2.08)
Net asset value, end of period .......... $12.90 $12.27 $12.55 $11.59 $17.47 $14.21
Total return
c
....................... 6.52% (0.32)% 11.43% (26.06)% 26.79% (5.39)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.39% 1.37% 1.41% 1.40% 1.41% 1.48%
Expenses net of waiver and payments by
affiliates .......................... 1.25% 1.25% 1.25%
e
1.25%
e
1.25%
e
1.25%
e
Net investment income ............... 2.52% 1.88% 2.23% 1.24% 0.88% 2.47%
Supplemental data
Net assets , end of period (000’s) ........ $103,029 $101,968 $110,116 $108,583 $154,411 $134,051
Portfolio turnover rate ................ 13.43% 38.41% 18.27% 15.44% 26.48% 23.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin Global Real Estate VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.2%
Diversified REITs 5.1%
British Land Co. plc (The) ............................. United Kingdom 262,400 $ 1,361,898
Broadstone Net Lease, Inc. ............................ United States 44,391 712,476
KDX Realty Investment Corp. .......................... Japan 954 1,035,172
Star Asia Investment Corp. ............................ Japan 2,199 873,744
Stockland ......................................... Australia 366,230 1,294,301
5,277,591
Diversified Telecommunication Services 0.8%
a
Cellnex Telecom SA , 144A , Reg S ....................... Spain 21,693 844,687
Health Care Providers & Services 1.4%
Chartwell Retirement Residences ....................... Canada 102,360 1,397,373
Health Care REITs 11.4%
American Healthcare REIT, Inc. ......................... United States 32,034 1,176,929
Sabra Health Care REIT, Inc. .......................... United States 53,644 989,195
Ventas, Inc. ........................................ United States 38,520 2,432,538
Welltower, Inc. ..................................... United States 46,990 7,223,773
11,822,435
Hotel & Resort REITs 2.3%
Japan Hotel REIT Investment Corp. ...................... Japan 2,114 1,117,206
Ryman Hospitality Properties, Inc. ....................... United States 8,516 840,274
Sunstone Hotel Investors, Inc. .......................... United States 50,950 442,246
2,399,726
Industrial REITs 10.8%
Americold Realty Trust, Inc. ............................ United States 23,811 395,977
EastGroup Properties, Inc. ............................ United States 7,366 1,231,006
Goodman Group .................................... Australia 142,166 3,205,079
LaSalle Logiport REIT ................................ Japan 983 950,092
Prologis, Inc. ....................................... United States 40,677 4,275,966
Warehouses De Pauw CVA ............................ Belgium 48,302 1,183,265
11,241,385
Office REITs 4.9%
Cousins Properties, Inc. .............................. United States 47,415 1,423,872
Derwent London plc ................................. United Kingdom 28,824 819,792
Gecina SA ........................................ France 12,142 1,336,645
Vornado Realty Trust ................................. United States 39,495 1,510,289
5,090,598
Real Estate Management & Development 11.6%
Catena AB ........................................ Sweden 13,373 682,693
Cibus Nordic Real Estate AB publ ....................... Sweden 49,505 978,494
a
CTP NV , 144A , Reg S ................................ Netherlands 66,251 1,395,752
b
Fastighets AB Balder , B ............................... Sweden 145,656 1,085,760
Mitsui Fudosan Co. Ltd. .............................. Japan 276,694 2,678,697
Sumitomo Realty & Development Co. Ltd. ................. Japan 38,536 1,488,236
Sun Hung Kai Properties Ltd. .......................... Hong Kong 140,226 1,615,831
TAG Immobilien AG .................................. Germany 69,235 1,234,680
Vonovia SE ........................................ Germany 24,886 882,293
12,042,436
Residential REITs 15.7%
American Homes 4 Rent , A ............................ United States 71,995 2,596,860
AvalonBay Communities, Inc. .......................... United States 18,226 3,708,991
Boardwalk Real Estate Investment Trust .................. Canada 22,456 1,154,173

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs (continued)
Camden Property Trust ............................... United States 24,942 $ 2,810,714
Comforia Residential REIT, Inc. ......................... Japan 301 599,050
Equity LifeStyle Properties, Inc. ......................... United States 25,665 1,582,761
Killam Apartment Real Estate Investment Trust ............. Canada 60,691 873,986
UDR, Inc. ......................................... United States 31,345 1,279,816
UNITE Group plc (The) ............................... United Kingdom 147,104 1,714,459
16,320,810
Retail REITs 19.1%
Brixmor Property Group, Inc. ........................... United States 65,930 1,716,817
Carmila SA ........................................ France 34,989 688,149
Curbline Properties Corp. ............................. United States 25,851 590,178
First Capital Real Estate Investment Trust ................. Canada 67,458 899,110
Frasers Centrepoint Trust ............................. Singapore 715,024 1,284,173
Link REIT ......................................... Hong Kong 104,032 557,247
Macerich Co. (The) .................................. United States 32,502 525,882
NETSTREIT Corp. .................................. United States 94,831 1,605,489
Realty Income Corp. ................................. United States 79,126 4,558,449
Regency Centers Corp. ............................... United States 26,580 1,893,293
Shaftesbury Capital plc ............................... United Kingdom 497,958 1,066,246
Simon Property Group, Inc. ............................ United States 11,435 1,838,291
Unibail-Rodamco-Westfield ............................ France 13,365 1,284,745
Vicinity Ltd. ........................................ Australia 809,075 1,320,787
19,828,856
Specialized REITs 16.1%
American Tower Corp. ................................ United States 2,369 523,596
CubeSmart ........................................ United States 24,417 1,037,722
Digital Core REIT Management Pte. Ltd. .................. Singapore 524,011 277,745
Digital Realty Trust, Inc. .............................. United States 22,732 3,962,870
Equinix, Inc. ....................................... United States 6,610 5,258,057
Extra Space Storage, Inc. ............................. United States 22,072 3,254,296
Iron Mountain, Inc. .................................. United States 14,490 1,486,239
National Storage REIT ............................... Australia 339,026 513,720
Smartstop Self Storage REIT, Inc. ....................... United States 8,911 322,846
16,637,091
Total Common Stocks (Cost $ 74,292,290 ) ....................................
102,902,988

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
Short Term Investments 0.5%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.5%
c
Joint Repurchase Agreement , 4.344% , 7/01/25 (Maturity Value
$ 492,744 )
BNP Paribas Securities Corp. (Maturity Value $226,264)
Deutsche Bank Securities, Inc. (Maturity Value $70,388)
HSBC Securities (USA), Inc. (Maturity Value $196,092)
Collateralized by U.S. Government Agency Securities, 2% -
7.5%, 1/20/27 - 4/20/65; U.S. Treasury Bills, 7/17/25 - 12/18/25;
and U.S. Treasury Notes, 4.13%, 1/31/27 (valued at $ 503,111 ) 492,684 $ 492,684
Total Repurchase Agreements (Cost $ 492,684 ) ................................
492,684
Total Short Term Investments (Cost $ 492,684 ) ................................
492,684
a
Total Investments (Cost $ 74,784,974 ) 99.7% ..................................
$103,395,672
Other Assets, less Liabilities 0.3% ...........................................
353,143
Net Assets 100.0% .........................................................
$103,748,815
a a a
See Abbreviations on page 17 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $2,240,439, representing 2.2% of net assets.
b
Non-income producing.
c
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
Franklin Global
Real Estate VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $74,292,290
Cost - Unaffiliated repurchase agreements ...................................................... 492,684
Value - Unaffiliated issuers .................................................................. $102,902,988
Value - Unaffiliated repurchase agreements ...................................................... 492,684
Cash .................................................................................... 69,150
Receivables:
Investment securities sold ................................................................... 105,155
Capital shares sold ........................................................................ 5,692
Dividends and interest ..................................................................... 350,362
Total assets .......................................................................... 103,926,031
Liabilities:
Payables:
Investment securities purchased .............................................................. 407
Capital shares redeemed ................................................................... 38,158
Management fees ......................................................................... 77,551
Distribution fees .......................................................................... 21,182
Professional fees ......................................................................... 35,502
Trustees' fees and expenses ................................................................. 201
Accrued expenses and other liabilities ........................................................... 4,215
Total liabilities ......................................................................... 177,216
Net assets, at value ................................................................. $103,748,815
Net assets consist of:
Paid-in capital ............................................................................. $77,470,331
Total distributable earnings (losses) ............................................................. 26,278,484
Net assets, at value ................................................................. $103,748,815
Franklin Global
Real Estate VIP
Fund
Class 1:
Net assets, at value ....................................................................... $719,591
Shares outstanding ........................................................................ 53,815
Net asset value and maximum offering price per share
a
............................................. $13.38
Class 2:
Net assets, at value ....................................................................... $103,029,224
Shares outstanding ........................................................................ 7,990,776
Net asset value and maximum offering price per share
a
............................................. $12.90
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Global
Real Estate VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $82,219)
Unaffiliated issuers ........................................................................ $1,902,024
Interest:
Unaffiliated issuers ........................................................................ 11,674
Total investment income ................................................................... 1,913,698
Expenses:
Management fees (Note 3 a ) ................................................................... 532,531
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 125,923
Custodian fees ............................................................................ 2,309
Reports to shareholders fees .................................................................. 2,753
Professional fees ........................................................................... 37,981
Trustees' fees and expenses .................................................................. 724
Other .................................................................................... 4,017
Total expenses ......................................................................... 706,238
Expenses waived/paid by affiliates (Note 3e) ................................................... (73,131)
Net expenses ......................................................................... 633,107
Net investment income ................................................................ 1,280,591
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,566,896
Foreign currency transactions ................................................................ 28,492
Net realized gain (loss) .................................................................. 1,595,388
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 3,550,927
Translation of other assets and liabilities denominated in foreign currencies .............................. 8,076
Net change in unrealized appreciation (depreciation) ............................................ 3,559,003
Net realized and unrealized gain (loss) ............................................................ 5,154,391
Net increase (decrease) in net assets resulting from operations .......................................... $6,434,982

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Global Real Estate VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,280,591 $1,990,589
Net realized gain (loss) ................................................. 1,595,388 2,713,479
Net change in unrealized appreciation (depreciation) ........................... 3,559,003 (5,057,258)
Net increase (decrease) in net assets resulting from operations ................ 6,434,982 (353,190)
Distributions to shareholders:
Class 1 ............................................................. (11,273) (14,055)
Class 2 ............................................................. (1,423,084) (1,932,902)
Total distributions to shareholders .......................................... (1,434,357) (1,946,957)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (9,548) 1,314
Class 2 ............................................................. (3,905,644) (5,862,732)
Total capital share transactions ............................................ (3,915,192) (5,861,418)
Net increase (decrease) in net assets ................................... 1,085,433 (8,161,565)
Net assets:
Beginning of period ..................................................... 102,663,382 110,824,947
End of period .......................................................... $103,748,815 $102,663,382

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Global Real Estate VIP Fund
10
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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Global Real Estate VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2025,
79.7% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 30, 2025.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities,
the Fund records ROC estimates, if any, on the ex-dividend
date and are adjusted once actual tax designations are
known.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
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Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 1.050% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 126 $1,587 851 $10,630
Shares issued in reinvestment of distributions .......... 847 11,273 1,150 14,055
Shares redeemed ............................... (1,738) (22,408) (1,873) (23,371)
Net increase (decrease) .......................... (765) $(9,548) 128 $1,314
Class 2 Shares:
Shares sold ................................... 143,008 $1,790,730 405,837 $5,165,914
Shares issued in reinvestment of distributions .......... 110,919 1,423,084 163,944 1,932,902
Shares redeemed ............................... (570,827) (7,119,458) (1,038,547) (12,961,548)
Net increase (decrease) .......................... (316,900) $(3,905,644) (468,766) $(5,862,732)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $500 million
0.950% Over $500 million, up to and including $1 billion
0.900% Over $1 billion, up to and including $1.5 billion
0.850% Over $1.5 billion, up to and including $6.5 billion
0.830% Over $6.5 billion, up to and including $11.5 billion
0.810% Over $11.5 billion, up to and including $16.5 billion
0.790% Over $16.5 billion, up to and including $19 billion
0.780% Over $19 billion, up to and including $21.5 billion
0.770% In excess of $21.5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
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Franklin Global Real Estate VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 1,096,570
Long term ................................................................................ 717,747
Total capital loss carryforwards ............................................................... $1,814,317
Cost of investments .......................................................................... $78,678,925
Unrealized appreciation ........................................................................ $30,430,297
Unrealized depreciation ........................................................................ (5,713,550)
Net unrealized appreciation (depreciation) .......................................................... $24,716,747
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Franklin Global Real Estate VIP Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$13,769,860 and $17,594,425, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified REITs ...................... $ 712,476 $ 4,565,115 $ — $ 5,277,591
Diversified Telecommunication Services ..... — 844,687 — 844,687

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Franklin Global Real Estate VIP Fund
(continued)
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Global Real Estate VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Health Care Providers & Services .......... $ 1,397,373 $ — $ — $ 1,397,373
Health Care REITs ..................... 11,822,435 — — 11,822,435
Hotel & Resort REITs ................... 1,282,520 1,117,206 — 2,399,726
Industrial REITs ....................... 5,902,949 5,338,436 — 11,241,385
Office REITs .......................... 3,753,953 1,336,645 — 5,090,598
Real Estate Management & Development .... 978,494 11,063,942 — 12,042,436
Residential REITs ...................... 14,007,301 2,313,509 — 16,320,810
Retail REITs .......................... 13,627,509 6,201,347 — 19,828,856
Specialized REITs ...................... 15,845,626 791,465 — 16,637,091
Short Term Investments ................... — 492,684 — 492,684
Total Investments in Securities ........... $69,330,636 $34,065,036
a
$— $103,395,672
a
Includes foreign securities valued at $33,572,352, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Franklin Global Real Estate VIP Fund
(continued)
Abbreviations
Selected Portfolio
REIT Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust
18
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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Global Real Estate VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
19
franklintempleton.com
Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all global real estate funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the three-year period was equal to the median of its Performance Universe, but for the one-, five- and 10-year periods was below the median of its Performance Universe. The
Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance versus its Performance Universe was primarily concentrated over the one-year period, due, in part, to the Fund’s defensive growth orientation which was out of favor in comparison to lower-quality, lower-growth and higher yielding investments during a period of sustained high long-term interest rates. Management further explained that the Fund’s relative underperformance versus Performance Universe peers was also impacted by the Fund’s underweight position to US securities as these securities outperformed non-US securities in 2024. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, certain personnel changes

Franklin Templeton Variable Insurance Products Trust
20
franklintempleton.com
Semiannual Report
and adjustments to the Fund’s portfolio positions to mitigate differences in style factor exposures relative to Performance
Universe peers. The Board noted management’s continued conviction in the implementation of the Fund’s principal investment strategies. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and all seven other global real estate funds underlying VIPs. The
Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians and in the fifth
(most expensive) quintile of its Expense Group. The Board further noted management’s explanation that the Fund’s current investment process requires in-depth country analysis and a rigorous due diligence process. Management further explained that the Fund is the smallest fund within the Expense Group with most competitors two times as large with respect to assets under management, and thus, potentially better positioned to benefit from economies of scale which can reduce a fund’s expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

Franklin Templeton Variable Insurance Products Trust
21
franklintempleton.com
Semiannual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4824-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Growth and Income
VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Changes In and Disagreements with Accountants 20
Results of Meeting(s) of Shareholders 20
Remuneration Paid to Directors, Officers and Others 20
Board Approval of Management and Subadvisory Agreements 20

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.64 $6.73 $6.64 $15.23 $13.33 $17.20
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.14 0.14 0.16 0.25 0.31
Net realized and unrealized gains (losses) 0.37 1.08 0.45 (1.74) 3.03 (0.13)
Total from investment operations ........ 0.44 1.22 0.59 (1.58) 3.28 0.18
Less distributions from:
Net investment income .............. (0.18) (0.18) (0.16) (0.48) (0.39) (0.63)
Net realized gains ................. (0.71) (0.13) (0.34) (6.53) (0.99) (3.42)
Total distributions ................... (0.89) (0.31) (0.50) (7.01) (1.38) (4.05)
Net asset value, end of period .......... $7.19 $7.64 $6.73 $6.64 $15.23 $13.33
Total return
c
....................... 6.07% 18.49% 9.18% (6.60)% 25.59% 5.81%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.74% 0.80% 0.75% 0.85% 0.83%
Expenses net of waiver and payments by
affiliates .......................... 0.59% 0.59% 0.59% 0.59%
e
0.59%
e
0.59%
e
Net investment income ............... 1.86% 1.88% 2.18% 1.96% 1.71% 2.31%
Supplemental data
Net assets , end of period (000’s) ........ $21,824 $20,093 $14,463 $9,002 $5,772 $3,206
Portfolio turnover rate ................ 16.95% 32.59% 30.36% 30.16% 30.74% 33.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.13 $6.31 $6.25 $14.76 $12.97 $16.84
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.11 0.12 0.14 0.20 0.27
Net realized and unrealized gains (losses) 0.35 1.00 0.42 (1.71) 2.94 (0.14)
Total from investment operations ........ 0.41 1.11 0.54 (1.57) 3.14 0.13
Less distributions from:
Net investment income .............. (0.16) (0.16) (0.14) (0.41) (0.36) (0.58)
Net realized gains ................. (0.71) (0.13) (0.34) (6.53) (0.99) (3.42)
Total distributions ................... (0.87) (0.29) (0.48) (6.94) (1.35) (4.00)
Net asset value, end of period .......... $6.67 $7.13 $6.31 $6.25 $14.76 $12.97
Total return
c
....................... 6.09% 17.99% 8.98% (6.81)% 25.24% 5.52%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.01% 1.00% 1.04% 0.99% 1.08% 1.08%
Expenses net of waiver and payments by
affiliates .......................... 0.84% 0.84% 0.84% 0.84%
e
0.84%
e
0.84%
e
Net investment income ............... 1.60% 1.64% 1.93% 1.67% 1.44% 2.07%
Supplemental data
Net assets , end of period (000’s) ........ $32,355 $31,998 $32,311 $33,005 $39,934 $64,455
Portfolio turnover rate ................ 16.95% 32.59% 30.36% 30.16% 30.74% 33.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin Growth and Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 81.0%
Aerospace & Defense 2.1%
L3Harris Technologies, Inc. ............................ United States 471 $ 118,146
RTX Corp. ........................................ United States 6,965 1,017,029
1,135,175
Banks 7.9%
Bank of America Corp. ............................... United States 36,006 1,703,804
JPMorgan Chase & Co. ............................... United States 8,839 2,562,514
4,266,318
Beverages 2.4%
Coca-Cola Co. (The) ................................. United States 11,575 818,931
PepsiCo, Inc. ...................................... United States 3,628 479,041
1,297,972
Building Products 0.3%
Carrier Global Corp. ................................. United States 2,651 194,027
Capital Markets 9.0%
Ares Management Corp. , A ............................ United States 1,687 292,188
BlackRock, Inc. ..................................... United States 763 800,578
Blackstone, Inc. .................................... United States 4,658 696,744
Charles Schwab Corp. (The) ........................... United States 12,662 1,155,281
Morgan Stanley ..................................... United States 13,626 1,919,358
4,864,149
Chemicals 2.0%
Corteva, Inc. ....................................... United States 6,685 498,233
Linde plc .......................................... United States 1,266 593,982
1,092,215
Commercial Services & Supplies 0.3%
Republic Services, Inc. , A ............................. United States 620 152,898
Communications Equipment 1.9%
Cisco Systems, Inc. ................................. United States 14,946 1,036,954
Consumer Finance 1.4%
American Express Co. ............................... United States 2,452 782,139
Consumer Staples Distribution & Retail 3.1%
Casey's General Stores, Inc. ........................... United States 899 458,733
Walmart, Inc. ...................................... United States 12,724 1,244,153
1,702,886
Electric Utilities 4.7%
Duke Energy Corp. .................................. United States 10,717 1,264,606
Evergy, Inc. ........................................ United States 6,995 482,165
NextEra Energy, Inc. ................................. United States 3,430 238,111
PPL Corp. ......................................... United States 16,703 566,065
2,550,947
Electrical Equipment 3.7%
Eaton Corp. plc ..................................... United States 3,283 1,171,998
Emerson Electric Co. ................................ United States 1,499 199,862
Hubbell, Inc. , B ..................................... United States 1,534 626,501
1,998,361

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 0.8%
TE Connectivity plc .................................. Switzerland 2,472 $ 416,952
Energy Equipment & Services 0.3%
Schlumberger NV ................................... United States 5,380 181,844
Financial Services 0.2%
Apollo Global Management, Inc. ........................ United States 849 120,448
Ground Transportation 0.6%
Norfolk Southern Corp. ............................... United States 1,348 345,048
Health Care Equipment & Supplies 2.4%
a
Boston Scientific Corp. ............................... United States 2,720 292,155
GE HealthCare Technologies, Inc. ....................... United States 4,789 354,721
Medtronic plc ...................................... United States 7,440 648,545
1,295,421
Health Care Providers & Services 1.6%
HCA Healthcare, Inc. ................................. United States 1,997 765,051
UnitedHealth Group, Inc. .............................. United States 379 118,236
883,287
Health Care REITs 1.5%
Ventas, Inc. ........................................ United States 12,663 799,668
Hotels, Restaurants & Leisure 1.0%
McDonald's Corp. ................................... United States 1,876 548,111
Household Products 2.5%
Procter & Gamble Co. (The) ........................... United States 8,528 1,358,681
Industrial REITs 1.4%
Prologis, Inc. ....................................... United States 7,396 777,468
Insurance 0.3%
Arthur J Gallagher & Co. .............................. United States 443 141,813
Interactive Media & Services 0.8%
Alphabet, Inc. , A .................................... United States 2,540 447,624
Life Sciences Tools & Services 1.8%
Danaher Corp. ..................................... United States 2,295 453,354
Thermo Fisher Scientific, Inc. .......................... United States 1,269 514,529
967,883
Machinery 3.1%
Caterpillar, Inc. ..................................... United States 1,515 588,138
Illinois Tool Works, Inc. ............................... United States 1,061 262,332
Parker-Hannifin Corp. ................................ United States 1,184 826,989
1,677,459
Oil, Gas & Consumable Fuels 6.4%
Canadian Natural Resources Ltd. ....................... Canada 14,522 455,991
Chevron Corp. ..................................... United States 11,669 1,670,884
Shell plc , ADR ...................................... United States 9,729 685,019
Suncor Energy, Inc. .................................. Canada 17,378 650,806
3,462,700
Pharmaceuticals 3.6%
AstraZeneca plc , ADR ................................ United Kingdom 9,588 670,009

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Johnson & Johnson ................................. United States 8,300 $ 1,267,825
1,937,834
Residential REITs 1.4%
Mid-America Apartment Communities, Inc. ................ United States 5,103 755,295
Semiconductors & Semiconductor Equipment 4.2%
Broadcom, Inc. ..................................... United States 3,132 863,336
KLA Corp. ......................................... United States 554 496,240
Texas Instruments, Inc. ............................... United States 4,315 895,880
2,255,456
Software 1.7%
Oracle Corp. ....................................... United States 4,287 937,267
Specialty Retail 2.3%
Lowe's Cos., Inc. .................................... United States 3,740 829,794
Tractor Supply Co. .................................. United States 7,480 394,719
1,224,513
Tobacco 1.5%
Philip Morris International, Inc. ......................... United States 4,464 813,028
Trading Companies & Distributors 1.6%
United Rentals, Inc. .................................. United States 1,140 858,876
Wireless Telecommunication Services 1.2%
T-Mobile US, Inc. ................................... United States 2,643 629,721
Total Common Stocks (Cost $ 27,712,120 ) ....................................
43,910,438
b
Equity-Linked Securities 9.8%
Building Products 0.5%
c
Barclays Bank plc into Carrier Global Corp. , 144A, 6.5% , 6/25/26 United States 3,710 268,418
Capital Markets 0.7%
c
Mizuho Markets Cayman LP into Charles Schwab Corp. (The) ,
144A, 7% , 12/23/25 ................................ United States 4,000 353,974
Consumer Finance 0.7%
c
Toronto-Dominion Bank (The) into American Express Co. , 144A,
6.5% , 3/13/26 .................................... United States 1,150 361,573
Consumer Staples Distribution & Retail 0.9%
c
Jefferies Financial Group, Inc. into Casey's General Stores, Inc. ,
144A, 6.5% , 5/29/26 ............................... United States 440 210,980
c
Royal Bank of Canada into Tesco plc , 144A, 7.5% , 1/08/26 .... United Kingdom 5,300 286,847
497,827
Diversified Telecommunication Services 0.8%
c
Barclays Bank plc into Telenor ASA , 144A, 6% , 8/07/25 ....... Norway 2,400 405,885
Electrical Equipment 1.1%
c
Merrill Lynch BV into Eaton Corp. plc , 144A, 7% , 5/08/26 ...... United States 740 247,779
c
Merrill Lynch BV into Hubbell, Inc. , 144A, 6.5% , 7/10/25 ...... United States 900 373,311
621,090

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Energy Equipment & Services 0.5%
c
Jefferies Financial Group, Inc. into Schlumberger NV , 144A, 8% ,
10/17/25 ........................................ United States 7,500 $ 264,418
Ground Transportation 0.6%
c
Royal Bank of Canada into Norfolk Southern Corp. , 144A, 6% ,
9/17/25 ......................................... United States 1,200 309,279
Health Care Providers & Services 0.8%
c
Citigroup Global Markets Holdings, Inc. into HCA Healthcare, Inc. ,
144A, 6.5% , 4/16/26 ............................... United States 750 279,996
c
National Bank of Canada into UnitedHealth Group, Inc. , 144A,
6.5% , 2/05/26 .................................... United States 500 166,356
446,352
Interactive Media & Services 0.6%
c
Wells Fargo Bank NA into Alphabet, Inc. , 144A, 6% , 4/30/26 ... United States 1,890 319,756
Life Sciences Tools & Services 0.4%
c
Citigroup Global Markets Holdings, Inc. into Thermo Fisher
Scientific, Inc. , 144A, 5% , 10/22/25 .................... United States 500 209,968
Machinery 0.5%
c
Toronto-Dominion Bank (The) into Parker-Hannifin Corp. , 144A,
6.25% , 11/18/25 ................................... United States 400 277,371
Oil, Gas & Consumable Fuels 0.6%
c
Barclays Bank plc into Canadian Natural Resources Ltd. , 144A,
9% , 2/25/26 ...................................... Canada 10,400 329,524
Semiconductors & Semiconductor Equipment 0.7%
c
Citigroup Global Markets Holdings, Inc. into KLA Corp. , 144A,
8.5% , 12/04/25 ................................... United States 500 379,982
Software 0.4%
c
Royal Bank of Canada into Oracle Corp. , 144A, 9% , 3/20/26 ... United States 1,400 239,901
Total Equity-Linked Securities (Cost $ 5,184,009 ) ..............................
5,285,318
Convertible Preferred Stocks 6.0%
Aerospace & Defense 1.7%
Boeing Co. (The) , 6% ................................ United States 13,502 918,136
Capital Markets 1.1%
Ares Management Corp. , B , 6.75% ...................... United States 10,995 582,735
Electric Utilities 1.2%
NextEra Energy, Inc. , 6.926% .......................... United States 17,083 678,878
Financial Services 2.0%
Apollo Global Management, Inc. , 6.75% .................. United States 14,463 1,082,556
Total Convertible Preferred Stocks (Cost $ 2,879,716 ) ..........................
3,262,305
Total Long Term Investments (Cost $ 35,775,845 ) ..............................
52,458,061
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Short Term Investments 3.1%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 3.1%
d
Joint Repurchase Agreement , 4.344% , 7/01/25 (Maturity Value
$ 1,663,875 )
BNP Paribas Securities Corp. (Maturity Value $764,034)
Deutsche Bank Securities, Inc. (Maturity Value $237,685)
HSBC Securities (USA), Inc. (Maturity Value $662,156)
Collateralized by U.S. Government Agency Securities,
2% - 7.5%, 1/20/27 - 4/20/65; U.S. Treasury Bills, 7/17/25 -
12/18/25; and U.S. Treasury Notes, 4.13%, 1/31/27 (valued at
$ 1,698,881 ) ...................................... 1,663,674 $ 1,663,674
Total Repurchase Agreements (Cost $ 1,663,674 ) ..............................
1,663,674
Total Short Term Investments (Cost $ 1,663,674 ) ...............................
1,663,674
a
Total Investments (Cost $ 37,439,519 ) 99.9% ..................................
$54,121,735
Other Assets, less Liabilities 0.1% ...........................................
57,288
Net Assets 100.0% .........................................................
$54,179,023
a a a
See Abbreviations on page 19 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1 ( d ) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $5,285,318, representing 9.8% of net assets.
d
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Growth
and Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $35,775,845
Cost - Unaffiliated repurchase agreements ...................................................... 1,663,674
Value - Unaffiliated issuers .................................................................. $52,458,061
Value - Unaffiliated repurchase agreements ...................................................... 1,663,674
Cash .................................................................................... 18,998
Receivables:
Investment securities sold ................................................................... 107,943
Capital shares sold ........................................................................ 72,525
Dividends and interest ..................................................................... 54,379
Total assets .......................................................................... 54,375,580
Liabilities:
Payables:
Investment securities purchased .............................................................. 108,535
Capital shares redeemed ................................................................... 34,423
Management fees ......................................................................... 19,579
Distribution fees .......................................................................... 6,434
Professional fees ......................................................................... 24,883
Trustees' fees and expenses ................................................................. 145
Accrued expenses and other liabilities ........................................................... 2,558
Total liabilities ......................................................................... 196,557
Net assets, at value ................................................................. $54,179,023
Net assets consist of:
Paid-in capital ............................................................................. $36,166,140
Total distributable earnings (losses) ............................................................. 18,012,883
Net assets, at value ................................................................. $54,179,023
Franklin Growth
and Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $21,823,590
Shares outstanding ........................................................................ 3,034,048
Net asset value and maximum offering price per share
a
............................................. $7.19
Class 2:
Net assets, at value ....................................................................... $32,355,433
Shares outstanding ........................................................................ 4,850,379
Net asset value and maximum offering price per share
a
............................................. $6.67
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Growth
and Income VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $2,185)
Unaffiliated issuers ........................................................................ $589,223
Interest:
Unaffiliated issuers ........................................................................ 37,054
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 187
Non-controlled affiliates (Note 3e) ............................................................. 138
Total investment income ................................................................... 626,602
Expenses:
Management fees (Note 3 a ) ................................................................... 160,283
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 38,839
Custodian fees ............................................................................ 632
Reports to shareholders fees .................................................................. 3,425
Professional fees ........................................................................... 28,039
Trustees' fees and expenses .................................................................. 410
Other .................................................................................... 2,947
Total expenses ......................................................................... 234,575
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (44,424)
Net expenses ......................................................................... 190,151
Net investment income ................................................................ 436,451
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,224,255
Foreign currency transactions ................................................................ 21
Net realized gain (loss) .................................................................. 1,224,276
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,464,577
Translation of other assets and liabilities denominated in foreign currencies .............................. 977
Net change in unrealized appreciation (depreciation) ............................................ 1,465,554
Net realized and unrealized gain (loss) ............................................................ 2,689,830
Net increase (decrease) in net assets resulting from operations .......................................... $3,126,281

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Growth and Income VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $436,451 $880,790
Net realized gain (loss) ................................................. 1,224,276 5,211,391
Net change in unrealized appreciation (depreciation) ........................... 1,465,554 2,296,126
Net increase (decrease) in net assets resulting from operations ................ 3,126,281 8,388,307
Distributions to shareholders:
Class 1 ............................................................. (2,397,600) (745,805)
Class 2 ............................................................. (3,726,653) (1,385,327)
Total distributions to shareholders .......................................... (6,124,253) (2,131,132)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 2,856,973 3,449,693
Class 2 ............................................................. 2,229,634 (4,390,574)
Total capital share transactions ............................................ 5,086,607 (940,881)
Net increase (decrease) in net assets ................................... 2,088,635 5,316,294
Net assets:
Beginning of period ..................................................... 52,090,388 46,774,094
End of period .......................................................... $54,179,023 $52,090,388

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Growth and Income VIP Fund
12
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Growth and Income VIP
Fund (Fund) is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers two classes of
shares: Class 1 and Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 30, 2025.
d. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment
of cash collateral, in addition to lending fees paid by the
borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2025, the
Fund had no securities on loan.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)
d. Equity-Linked Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 123,061 $930,399 485,659 $3,508,565
Shares issued in reinvestment of distributions .......... 341,052 2,397,600 105,489 745,805
Shares redeemed ............................... (61,637) (471,026) (107,114) (804,677)
Net increase (decrease) .......................... 402,476 $2,856,973 484,034 $3,449,693
Class 2 Shares:
Shares sold ................................... 58,215 $404,374 89,458 $617,356
Shares issued in reinvestment of distributions .......... 571,572 3,726,653 209,264 1,385,327
Shares redeemed ............................... (264,948) (1,901,393) (933,263) (6,393,257)
Net increase (decrease) .......................... 364,839 $2,229,634 (634,541) $(4,390,574)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.625% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $112.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.59% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, equity-linked securities and convertible securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$8,575,687 and $9,532,084, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.332% $— $1,215,000 $(1,215,000) $— $— $— — $138
Total Affiliated Securities ... $— $1,215,000 $(1,215,000) $— $— $— $138
Cost of investments .......................................................................... $37,694,190
Unrealized appreciation ........................................................................ $17,459,525
Unrealized depreciation ........................................................................ (1,031,980)
Net unrealized appreciation (depreciation) .......................................................... $16,427,545
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
8. Operating Segments
The Fund  has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the  Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ 43,910,438 $ — $ — $ 43,910,438
Equity-Linked Securities ................... — 5,285,318 — 5,285,318
Convertible Preferred Stocks ................ 3,262,305 — — 3,262,305
Short Term Investments ................... — 1,663,674 — 1,663,674
Total Investments in Securities ........... $47,172,743 $6,948,992 $— $54,121,735
6. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
9. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Growth and Income VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
21
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Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all equity income funds underlying variable insurance products
(VIPs). The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first (best) quintile of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.

Franklin Templeton Variable Insurance Products Trust
22
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Semiannual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and 12 other equity income funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Franklin Templeton Variable Insurance Products Trust
23
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Semiannual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4822-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Income VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 17
Notes to Financial Statements 20
Changes In and Disagreements with Accountants 29
Results of Meeting(s) of Shareholders 29
Remuneration Paid to Directors, Officers and Others 29
Board Approval of Management and Subadvisory Agreements 29

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.12 $14.91 $15.39 $17.47 $15.65 $16.52
Income from investment operations
a
:
Net investment income
b
............. 0.31 0.65 0.64 0.62 0.53 0.59
Net realized and unrealized gains (losses) 0.49 0.42 0.64 (1.55) 2.09 (0.54)
Total from investment operations ........ 0.80 1.07 1.28 (0.93) 2.62 0.05
Less distributions from:
Net investment income .............. (0.80) (0.80) (0.82) (0.83) (0.80) (0.91)
Net realized gains ................. (0.16) (0.06) (0.94) (0.32) — (0.01)
Total distributions ................... (0.96) (0.86) (1.76) (1.15) (0.80) (0.92)
Net asset value, end of period .......... $14.96 $15.12 $14.91 $15.39 $17.47 $15.65
Total return
c
....................... 5.41% 7.46% 8.87% (5.24)% 17.00% 0.97%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.47% 0.47% 0.46% 0.45% 0.47% 0.47%
Expenses net of waiver and payments by
affiliates .......................... 0.46% 0.46% 0.46%
e,f
0.45%
e,f
0.47%
e,f
0.46%
e
Net investment income ............... 4.13% 4.28% 4.35% 3.82% 3.20% 3.96%
Supplemental data
Net assets , end of period (000’s) ........ $319,854 $308,491 $291,326 $220,272 $243,732 $306,641
Portfolio turnover rate ................ 23.59% 39.80% 34.98% 64.51% 39.27% 45.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.36 $14.20 $14.73 $16.76 $15.04 $15.91
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.58 0.58 0.55 0.47 0.53
Net realized and unrealized gains (losses) 0.46 0.41 0.61 (1.48) 2.02 (0.53)
Total from investment operations ........ 0.74 0.99 1.19 (0.93) 2.49 —
Less distributions from:
Net investment income .............. (0.77) (0.77) (0.78) (0.78) (0.77) (0.86)
Net realized gains ................. (0.16) (0.06) (0.94) (0.32) — (0.01)
Total distributions ................... (0.93) (0.83) (1.72) (1.10) (0.77) (0.87)
Net asset value, end of period .......... $14.17 $14.36 $14.20 $14.73 $16.76 $15.04
Total return
c
....................... 5.21% 7.20% 8.62% (5.47)% 16.75% 0.69%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.72% 0.72% 0.71% 0.70% 0.72% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.71% 0.71% 0.71%
e,f
0.70%
e,f
0.72%
e,f
0.71%
e
Net investment income ............... 3.88% 4.03% 4.09% 3.56% 2.95% 3.73%
Supplemental data
Net assets , end of period (000’s) ........ $2,464,698 $2,463,454 $2,546,077 $2,545,382 $3,026,228 $3,852,709
Portfolio turnover rate ................ 23.59% 39.80% 34.98% 64.51% 39.27% 45.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.86 $14.67 $15.16 $17.23 $15.45 $16.32
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.58 0.58 0.55 0.46 0.53
Net realized and unrealized gains (losses) 0.48 0.42 0.64 (1.53) 2.07 (0.54)
Total from investment operations ........ 0.76 1.00 1.22 (0.98) 2.53 (0.01)
Less distributions from:
Net investment income .............. (0.75) (0.75) (0.77) (0.77) (0.75) (0.85)
Net realized gains ................. (0.16) (0.06) (0.94) (0.32) — (0.01)
Total distributions ................... (0.91) (0.81) (1.71) (1.09) (0.75) (0.86)
Net asset value, end of period .......... $14.71 $14.86 $14.67 $15.16 $17.23 $15.45
Total return
c
....................... 5.21% 7.08% 8.55% (5.59)% 16.59% 0.58%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.82% 0.81% 0.80% 0.82% 0.82%
Expenses net of waiver and payments by
affiliates .......................... 0.81% 0.81% 0.81%
e,f
0.80%
e,f
0.82%
e,f
0.81%
e
Net investment income ............... 3.78% 3.92% 3.99% 3.49% 2.82% 3.62%
Supplemental data
Net assets , end of period (000’s) ........ $376,970 $370,279 $352,794 $325,205 $333,522 $302,474
Portfolio turnover rate ................ 23.59% 39.80% 34.98% 64.51% 39.27% 45.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 33.1%
Aerospace & Defense 1.4%
Lockheed Martin Corp. ............................... United States 65,000 $ 30,104,100
RTX Corp. ........................................ United States 90,000 13,141,800
43,245,900
Air Freight & Logistics 0.4%
United Parcel Service, Inc. , B .......................... United States 139,000 14,030,660
Banks 1.5%
Citigroup, Inc. ...................................... United States 50,000 4,256,000
Fifth Third Bancorp .................................. United States 200,000 8,226,000
JPMorgan Chase & Co. ............................... United States 100,000 28,991,000
Truist Financial Corp. ................................ United States 150,000 6,448,500
47,921,500
Beverages 2.0%
Coca-Cola Co. (The) ................................. United States 250,000 17,687,500
PepsiCo, Inc. ...................................... United States 350,000 46,214,000
63,901,500
Biotechnology 1.1%
AbbVie, Inc. ....................................... United States 140,000 25,986,800
Amgen, Inc. ....................................... United States 35,000 9,772,350
35,759,150
Building Products 0.3%
Johnson Controls International plc ....................... United States 100,000 10,562,000
Capital Markets 1.2%
Charles Schwab Corp. (The) ........................... United States 100,000 9,124,000
Morgan Stanley ..................................... United States 200,000 28,172,000
37,296,000
Chemicals 1.2%
Air Products and Chemicals, Inc. ........................ United States 80,000 22,564,800
Albemarle Corp. .................................... United States 155,008 9,714,351
LyondellBasell Industries NV , A ......................... United States 110,000 6,364,600
38,643,751
Communications Equipment 1.3%
Cisco Systems, Inc. ................................. United States 600,000 41,628,000
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. .......................... United States 250,000 10,817,500
Electric Utilities 3.2%
Duke Energy Corp. .................................. United States 150,000 17,700,000
Edison International ................................. United States 75,000 3,870,000
NextEra Energy, Inc. ................................. United States 537,397 37,306,100
Southern Co. (The) .................................. United States 360,000 33,058,800
Xcel Energy, Inc. .................................... United States 130,000 8,853,000
100,787,900
Energy Equipment & Services 0.3%
Schlumberger NV ................................... United States 275,000 9,295,000
Food Products 0.6%
Nestle SA , ADR .................................... United States 190,000 18,870,800
Ground Transportation 0.9%
Union Pacific Corp. .................................. United States 129,993 29,908,789

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 0.3%
Medtronic plc ...................................... United States 100,000 $ 8,717,000
Hotels, Restaurants & Leisure 0.3%
McDonald's Corp. ................................... United States 30,000 8,765,100
Household Products 1.3%
Procter & Gamble Co. (The) ........................... United States 250,000 39,830,000
Industrial Conglomerates 0.3%
Honeywell International, Inc. ........................... United States 45,391 10,570,656
Machinery 0.2%
Caterpillar, Inc. ..................................... United States 12,500 4,852,625
Media 0.5%
Comcast Corp. , A ................................... United States 400,000 14,276,000
Metals & Mining 0.7%
Rio Tinto plc , ADR ................................... Australia 365,529 21,321,307
Multi-Utilities 1.0%
Dominion Energy, Inc. ................................ United States 300,000 16,956,000
Sempra, Inc. ....................................... United States 180,000 13,638,600
30,594,600
Oil, Gas & Consumable Fuels 4.7%
Chevron Corp. ..................................... United States 350,000 50,116,500
ConocoPhillips ..................................... United States 150,000 13,461,000
Exxon Mobil Corp. ................................... United States 475,000 51,205,000
Shell plc , ADR ...................................... United States 250,000 17,602,500
TotalEnergies SE , ADR ............................... France 250,000 15,347,500
147,732,500
Pharmaceuticals 4.5%
AstraZeneca plc , ADR ................................ United Kingdom 125,000 8,735,000
a
Bausch Health Cos., Inc. .............................. United States 39,637 263,982
Bristol-Myers Squibb Co. .............................. United States 229,919 10,642,951
a
Endo, Inc. ......................................... United States 187,928 3,944,045
Johnson & Johnson ................................. United States 350,000 53,462,500
Merck & Co., Inc. ................................... United States 500,000 39,580,000
Pfizer, Inc. ......................................... United States 1,059,816 25,689,940
142,318,418
Semiconductors & Semiconductor Equipment 1.9%
Microchip Technology, Inc. ............................ United States 146,059 10,278,172
Micron Technology, Inc. ............................... United States 150,000 18,487,500
Texas Instruments, Inc. ............................... United States 155,000 32,181,100
60,946,772
Specialty Retail 0.9%
Home Depot, Inc. (The) ............................... United States 80,000 29,331,200
Tobacco 0.8%
Philip Morris International, Inc. ......................... United States 130,000 23,676,900
Total Common Stocks (Cost $ 858,933,415 ) ...................................
1,045,601,528
b
Equity-Linked Securities 15.8%
Aerospace & Defense 1.2%
c
Barclays Bank plc into RTX Corp. , 144A, 7.5% , 10/16/25 ...... United States 98,000 12,609,812
c
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8.5% , 12/08/25 ............................... United States 79,900 13,932,269

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Aerospace & Defense (continued)
c
JPMorgan Chase Bank NA into Boeing Co. (The) , 144A, 10% ,
1/22/26 ......................................... United States 65,000 $ 12,534,463
39,076,544
Banks 1.3%
c
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 168,000 7,262,343
c
UBS AG into Bank of America Corp. , 144A, 8% , 1/28/26 ...... United States 500,000 23,933,371
c
Wells Fargo Bank NA into Citigroup, Inc. , 144A, 8.5% , 2/25/26 .. United States 130,000 11,104,785
42,300,499
Biotechnology 0.5%
c
Mizuho Markets Cayman LP into Amgen, Inc. , 144A, 10% ,
6/15/26 ......................................... United States 60,000 16,947,619
Broadline Retail 0.3%
c
Barclays Bank plc into Amazon.com, Inc. , 144A, 10% , 3/25/26 .. United States 50,000 10,592,189
Capital Markets 0.4%
c
Merrill Lynch BV into Morgan Stanley , 144A, 9% , 7/14/25 ..... United States 100,000 10,955,686
Communications Equipment 0.3%
c
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 8% ,
9/17/25 ......................................... United States 150,000 8,220,931
Consumer Staples Distribution & Retail 0.6%
c
Barclays Bank plc into Target Corp. , 144A, 10% , 12/29/25 ..... United States 75,000 7,700,386
c
Toronto-Dominion Bank (The) into Target Corp. , 144A, 12% ,
6/30/26 ......................................... United States 80,000 7,847,853
c
UBS AG into Target Corp. , 144A, 10% , 9/15/25 ............. United States 28,200 2,815,797
18,364,036
Containers & Packaging 0.2%
c
BNP Paribas SA into International Paper Co. , 144A, 9% , 10/20/25 United States 125,000 5,961,893
Energy Equipment & Services 0.4%
c
Merrill Lynch BV into Halliburton Co. , 144A, 8.5% , 11/13/25 .... United States 225,000 4,812,021
c
Wells Fargo Bank NA into Schlumberger NV , 144A, 10% ,
11/26/25 ........................................ United States 206,500 7,315,318
12,127,339
Health Care Providers & Services 1.2%
c
Citigroup Global Markets Holdings, Inc. into UnitedHealth Group,
Inc. , 144A, 9% , 1/27/26 ............................. United States 15,000 5,100,049
c
JPMorgan Chase Bank NA into CVS Health Corp. , 144A, 9% ,
11/25/25 ........................................ United States 145,000 9,541,173
c
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 10% ,
7/01/26 ......................................... United States 25,000 7,802,695
c
Wells Fargo Bank NA into CVS Health Corp. , 144A, 10% , 4/09/26 United States 150,000 10,640,811
c
Wells Fargo Bank NA into UnitedHealth Group, Inc. , 144A, 7% ,
7/14/25 ......................................... United States 17,000 5,445,991
38,530,719
Hotels, Restaurants & Leisure 0.6%
c
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 190,000 18,040,572
IT Services 0.3%
c
UBS AG into Accenture plc , 144A, 8% , 7/13/26 ............. Ireland 31,000 9,298,975
Media 0.3%
c
Merrill Lynch BV into Comcast Corp. , 144A, 8.5% , 6/22/26 ..... United States 255,000 8,991,414

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Metals & Mining 1.4%
c
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/12/25 ..................................... United States 350,000 $ 15,371,284
c
Citigroup Global Markets Holdings, Inc. into Newmont Corp. ,
144A, 9.5% , 2/18/26 ............................... United States 250,000 12,160,077
c
Mizuho Markets Cayman LP into Barrick Gold Corp. , 144A, 9% ,
7/01/25 ......................................... Canada 303,000 6,031,609
c
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc. , 144A,
10% , 12/24/25 .................................... United States 250,000 10,765,455
44,328,425
Oil, Gas & Consumable Fuels 0.7%
c
JPMorgan Chase Bank NA into Exxon Mobil Corp. , 144A, 8.5% ,
11/03/25 ........................................ United States 50,000 5,491,220
c
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 159,000 17,820,519
23,311,739
Semiconductors & Semiconductor Equipment 4.0%
c
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
10/14/25 ........................................ United States 135,000 9,859,400
c
BNP Paribas Issuance BV into Advanced Micro Devices, Inc. ,
144A, 10% , 3/02/26 ................................ United States 75,000 9,596,446
c
BNP Paribas Issuance BV into Applied Materials, Inc. , 144A,
10% , 12/10/25 .................................... United States 60,000 10,885,194
c
BNP Paribas SA into Texas Instruments, Inc. , 144A, 9% , 7/01/26 United States 113,500 23,215,496
c
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A,
10% , 3/03/26 ..................................... United States 541,000 12,820,537
c
Mizuho Markets Cayman LP into Analog Devices, Inc. , 144A,
8.5% , 5/18/26 .................................... United States 80,000 17,546,840
c
Mizuho Markets Cayman LP into Intel Corp. , 144A, 10% , 12/08/25 United States 615,000 14,122,393
c
UBS AG into Analog Devices, Inc. , 144A, 9% , 9/17/25 ........ United States 34,000 8,011,586
c
UBS AG into Marvell Technology, Inc. , 144A, 12% , 5/14/26 .... United States 110,000 7,693,917
c
Wells Fargo Bank NA into QUALCOMM, Inc. , 144A, 10% ,
10/22/25 ........................................ United States 68,500 11,311,103
125,062,912
Software 1.1%
c
Merrill Lynch BV into Microsoft Corp , 144A, 7.5% , 10/06/25 .... United States 25,600 11,990,504
c
Merrill Lynch BV into Microsoft Corp. , 144A, 7% , 3/09/26 ...... United States 32,655 14,361,655
c
Wells Fargo Bank NA into Salesforce, Inc. , 144A, 9% , 6/15/26 .. United States 35,000 9,461,493
35,813,652
Specialty Retail 0.3%
c
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/15/25 ................................ United States 25,000 9,354,724
Technology Hardware, Storage & Peripherals 0.5%
c
Barclays Bank plc into Dell Technologies Inc , 144A, 12% , 9/03/25 United States 75,000 9,317,003
c
Mizuho Markets Cayman LP into Hewlett Packard Enterprise Co. ,
144A, 9.5% , 9/30/25 ............................... United States 400,000 7,743,135
17,060,138
Textiles, Apparel & Luxury Goods 0.2%
c
Goldman Sachs International Bank into NIKE, Inc. , 144A, 9% ,
3/31/26 ......................................... United States 100,000 7,281,656
Total Equity-Linked Securities (Cost $ 494,621,864 ) ............................
501,621,662

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 1.6%
Aerospace & Defense 0.5%
Boeing Co. (The) , 6% ................................ United States 240,000 $ 16,320,000
Capital Markets 0.1%
Ares Management Corp. , B , 6.75% ...................... United States 50,000 2,650,000
Chemicals 0.2%
Albemarle Corp. , 7.25% .............................. United States 230,000 7,383,000
Electric Utilities 0.1%
NextEra Energy, Inc. , 7.234% .......................... United States 50,000 2,212,500
Financial Services 0.7%
a
FNMA , 5.375% ..................................... United States 475 22,800,000
a
Total Convertible Preferred Stocks (Cost $ 65,806,042 ) .........................
51,365,500
Principal
Amount
*
Convertible Bonds 0.1%
Electric Utilities 0.1%
c
Southern Co. (The) , Senior Note , 144A, 3.25% , 6/15/28 ...... United States 3,500,000 3,526,250
Total Convertible Bonds (Cost $ 3,500,000 ) ...................................
3,526,250
Corporate Bonds 35.1%
Aerospace & Defense 1.3%
Boeing Co. (The) , Senior Note , 5.15% , 5/01/30 .............
United States 15,000,000 15,278,423
c
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ......... Canada 4,250,000 4,466,538
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 ............. United States 5,000,000 5,111,950
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 15,000,000 15,549,652
40,406,563
Automobile Components 0.3%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 11,945,000 9,264,972
Automobiles 0.9%
Ford Motor Co. ,
Senior Bond , 3.25% , 2/12/32 ......................... United States 3,000,000 2,530,411
Senior Bond , 6.1% , 8/19/32 .......................... United States 7,000,000 6,993,206
General Motors Co. ,
Senior Bond , 5.6% , 10/15/32 ......................... United States 5,000,000 5,082,594
Senior Bond , 5.15% , 4/01/38 ......................... United States 13,500,000 12,571,594
c
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC , Senior
Secured Note , 144A, 10% , 1/15/31 ..................... United States 3,000,000 2,949,442
30,127,247
Banks 3.3%
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 15,000,000 15,554,126
Senior Bond , 7.437% to 11/01/32, FRN thereafter , 11/02/33 .. United Kingdom 10,000,000 11,353,185
Citigroup, Inc. , Senior Bond , 6.27% to 11/16/32, FRN thereafter ,
11/17/33 ........................................ United States 24,500,000 26,389,754
JPMorgan Chase & Co. ,
d
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 5,000,000 5,290,100
d
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 3,000,000 3,105,822
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 3,000,000 3,261,724

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 8,000,000 $ 8,510,533
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................. United States 4,000,000 3,904,840
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 ........................................ United States 10,000,000 10,524,319
Wells Fargo & Co. , Senior Bond , 5.557% to 7/24/33, FRN
thereafter , 7/25/34 ................................. United States 15,500,000 16,002,278
103,896,681
Building Products 0.8%
c
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 6,900,000 6,368,562
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 11,000,000 11,257,642
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 6,500,000 6,688,142
24,314,346
Capital Markets 1.3%
Goldman Sachs Group, Inc. (The) , Senior Bond , 6.561% to
10/23/33, FRN thereafter , 10/24/34 ..................... United States 17,000,000 18,803,807
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 8,650,000 9,394,131
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 5,700,000 5,800,454
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .. United States 6,000,000 6,616,322
40,614,714
Chemicals 1.1%
Celanese US Holdings LLC , Senior Note , 6.415% , 7/15/27 ....
United States 12,000,000 12,434,985
c ,e
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 7,300,000 7,838,018
c
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 5,500,000 5,381,962
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 8,888,000 8,665,036
34,320,001
Commercial Services & Supplies 0.1%
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 2,000,000 2,001,510
Communications Equipment 1.0%
c
CommScope LLC ,
Senior Note , 144A, 8.25% , 3/01/27 .................... United States 11,000,000 10,966,081
Senior Note , 144A, 7.125% , 7/01/28 ................... United States 9,846,000 9,683,979
Senior Secured Note , 144A, 4.75% , 9/01/29 ............. United States 5,500,000 5,376,433
e
Senior Secured Note , 144A, 9.5% , 12/15/31 ............. United States 6,000,000 6,287,685
32,314,178
Consumer Finance 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 5.3% , 1/19/34 .......................... Ireland 5,000,000 5,033,556
Capital One Financial Corp. ,
Senior Note , 3.273% to 2/28/29, FRN thereafter , 3/01/30 .... United States 7,000,000 6,696,951
Senior Note , 5.247% to 7/25/29, FRN thereafter , 7/26/30 .... United States 6,070,000 6,211,111
Ford Motor Credit Co. LLC ,
Senior Note , 4.95% , 5/28/27 ......................... United States 15,000,000 14,907,237
Senior Note , 7.35% , 3/06/30 ......................... United States 1,500,000 1,584,088

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc. , Senior Bond , 6.4% , 1/09/33 .
United States 5,000,000 $ 5,263,196
39,696,139
Consumer Staples Distribution & Retail 0.1%
c
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ........... United States 3,000,000 2,541,951
Containers & Packaging 1.3%
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 .................... United States 10,500,000 4,690,718
Senior Secured Note , 144A, 4.125% , 8/15/26 ............ United States 11,000,000 10,336,700
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 4,000,000 4,107,575
c
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ................... United States 15,932,000 15,832,003
Senior Secured Note , 144A, 7.875% , 4/15/27 ............ United States 7,000,000 7,123,494
42,090,490
Diversified Telecommunication Services 1.2%
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.125% , 5/01/27 ................... United States 3,000,000 2,992,404
Senior Bond , 144A, 5% , 2/01/28 ...................... United States 10,000,000 9,914,701
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 2,500,000 2,423,868
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 17,500,000 17,863,235
c
Connect Holding II LLC , Senior Secured Note , 144A, 10.5% ,
4/03/31 ......................................... United States 3,500,000 3,589,075
36,783,283
Electric Utilities 1.6%
c
NRG Energy, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........ United States 20,000,000 20,125,696
Southern Co. (The) ,
2025 , Junior Sub. Bond , 6.375% to 3/14/35, FRN thereafter ,
3/15/55 ......................................... United States 1,000,000 1,031,473
Senior Bond , 5.7% , 10/15/32 ......................... United States 10,000,000 10,514,017
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 10,505,000 10,245,509
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 4,700,000 4,998,701
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 2,800,000 2,929,170
49,844,566
Electrical Equipment 0.2%
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........
United States 5,000,000 5,281,895
Energy Equipment & Services 0.5%
c
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 14,500,000 14,955,115
Food Products 0.4%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 5.75% , 4/01/33 .................... United States 8,000,000 8,228,360
Pilgrim's Pride Corp. , Senior Bond , 6.25% , 7/01/33 ..........
United States 4,000,000 4,234,120
12,462,480
Ground Transportation 0.1%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 .... United Kingdom 4,500,000 4,408,697
Health Care Equipment & Supplies 0.6%
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 4,000,000 4,253,976
c
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 4,000,000 3,971,739

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
c
Medline Borrower LP, (continued)
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 10,000,000 $ 9,599,361
17,825,076
Health Care Providers & Services 6.2%
Centene Corp. , Senior Note , 4.625% , 12/15/29 .............
United States 10,000,000 9,732,974
c
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 20,000,000 20,546,000
Secured Note , 144A, 6.875% , 4/15/29 .................. United States 23,820,000 19,012,647
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 19,430,000 14,385,710
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 31,000,000 32,894,627
CVS Health Corp. , Senior Bond , 5.25% , 2/21/33 ............
United States 5,000,000 5,035,330
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 20,000,000 19,175,932
HCA, Inc. , Senior Bond , 5.5% , 6/01/33 ...................
United States 10,000,000 10,242,412
Tenet Healthcare Corp. ,
Secured Note , 6.25% , 2/01/27 ........................ United States 24,031,000 24,045,093
Senior Note , 6.125% , 10/01/28 ....................... United States 19,400,000 19,439,303
Senior Secured Note , 6.125% , 6/15/30 ................. United States 12,500,000 12,732,927
Senior Secured Note , 6.75% , 5/15/31 .................. United States 10,000,000 10,352,290
197,595,245
Hotels, Restaurants & Leisure 1.5%
c
Caesars Entertainment, Inc. ,
e
Senior Note , 144A, 6% , 10/15/32 ..................... United States 12,500,000 12,266,711
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 6,250,000 6,476,294
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 .................... United States 4,100,000 3,786,787
Senior Secured Note , 144A, 4.625% , 1/15/29 ............ United States 3,500,000 3,354,545
c
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 2,000,000 2,044,507
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior
Bond , 144A, 5.25% , 5/15/27 .......................... United States 6,000,000 6,008,571
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 6.25% , 3/15/33 .......................... United States 15,000,000 15,105,555
49,042,970
Household Durables 0.1%
c
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 2,500,000 2,631,777
Independent Power and Renewable Electricity Producers 0.7%
c
Calpine Corp. ,
Senior Note , 144A, 5.125% , 3/15/28 ................... United States 7,800,000 7,796,136
Senior Secured Note , 144A, 4.5% , 2/15/28 .............. United States 5,000,000 4,962,593
c ,d
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ............................... United States 7,800,000 7,898,889
20,657,618
Media 0.5%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 2,800,000 2,648,170
Senior Secured Note , 144A, 5.125% , 8/15/27 ............ United States 5,582,436 5,522,419
c
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..... United States 5,000,000 4,787,824
c
Univision Communications, Inc. , Senior Secured Note , 144A,
6.625% , 6/01/27 ................................... United States 4,500,000 4,491,864
17,450,277
Metals & Mining 1.4%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 United States 8,500,000 8,108,299

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............
Luxembourg 12,000,000 $ 13,197,146
c
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 5,000,000 4,719,557
Senior Note , 144A, 7.375% , 5/01/33 ................... United States 4,000,000 3,758,567
c
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................... Australia 6,000,000 5,610,728
Senior Bond , 144A, 6.125% , 4/15/32 ................... Australia 3,442,000 3,503,529
Senior Note , 144A, 5.875% , 4/15/30 ................... Australia 5,000,000 5,066,370
43,964,196
Oil, Gas & Consumable Fuels 2.8%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/26 ...................... United States 7,598,000 7,605,127
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 8,820,000 8,774,032
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 5,500,000 5,665,000
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
7.25% , 2/15/35 ................................... United States 4,000,000 3,915,125
Kinder Morgan, Inc. , Senior Bond , 5.4% , 2/01/34 ............
United States 8,000,000 8,105,521
c
Matador Resources Co. , Senior Note , 144A, 6.25% , 4/15/33 ... United States 3,500,000 3,482,875
Occidental Petroleum Corp. ,
Senior Bond , 6.625% , 9/01/30 ........................ United States 6,000,000 6,348,300
e
Senior Bond , 5.55% , 10/01/34 ........................ United States 3,000,000 2,945,723
c
Venture Global LNG, Inc. ,
d
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 10,250,000 9,974,775
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 9,000,000 9,307,521
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 7,500,000 7,795,130
c
Venture Global Plaquemines LNG LLC , Senior Secured Bond ,
144A, 7.75% , 5/01/35 ............................... United States 8,500,000 9,207,982
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......
United States 5,000,000 5,198,700
88,325,811
Passenger Airlines 1.3%
c ,e
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/29 ......................................... United States 7,000,000 7,344,113
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 .............. United States 5,000,000 4,991,651
Senior Secured Note , 144A, 5.75% , 4/20/29 ............. United States 4,460,000 4,458,875
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 10,000,000 10,027,892
c
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875% , 9/20/31 .............................. United States 7,000,000 6,814,544
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 8,750,000 8,499,358
42,136,433
Personal Care Products 0.1%
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 2,750,000 2,808,473
Pharmaceuticals 0.5%
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 4,000,000 4,239,232
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ................................... Israel 10,000,000 10,391,580
14,630,812
Semiconductors & Semiconductor Equipment 0.7%
c
Broadcom, Inc. , Senior Bond , 144A, 4.15% , 4/15/32 ......... United States 10,000,000 9,641,681

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. ,
Senior Bond , 5.875% , 2/09/33 ........................ United States 4,000,000 $ 4,173,247
Senior Note , 6.75% , 11/01/29 ........................ United States 8,000,000 8,649,147
22,464,075
Software 0.2%
Oracle Corp. , Senior Bond , 6.25% , 11/09/32 ...............
United States 6,750,000 7,306,965
Specialized REITs 0.2%
American Tower Corp. , Senior Bond , 5.65% , 3/15/33 .........
United States 5,000,000 5,214,616
Technology Hardware, Storage & Peripherals 0.3%
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................
United States 10,000,000 10,211,848
Textiles, Apparel & Luxury Goods 0.3%
c ,f ,g
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 10,000,000 10,390,150
Tobacco 0.2%
BAT Capital Corp. , Senior Bond , 6.421% , 8/02/33 ...........
United Kingdom 6,000,000 6,519,273
Trading Companies & Distributors 0.7%
c
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......... United States 2,500,000 2,612,456
United Rentals North America, Inc. ,
Senior Bond , 4.875% , 1/15/28 ........................ United States 12,800,000 12,757,591
c
Senior Secured Note , 144A, 6% , 12/15/29 ............... United States 8,000,000 8,199,480
23,569,527
Total Corporate Bonds (Cost $ 1,074,558,295 ) .................................
1,108,069,970
h
Senior Floating Rate Interests 0.6%
Containers & Packaging 0.1%
g,i
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 7.577% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 3,931,271 3,920,362
Health Care Providers & Services 0.1%
i
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan , 8.03% , ( 3-month SOFR + 3.75% ), 12/31/30 . United States 1,588,517 1,567,866
IT Services 0.2%
i
X Corp., First Lien, CME Term Loan, B1 , 10.949% , ( 3-month
SOFR + 6.5% ), 10/26/29 ............................ United States 7,710,459 7,542,410
Personal Care Products 0.2%
i
Opal LLC, First Lien, CME Term Loan, B2 , 7.435% , ( 6-month
SOFR + 3.25% ), 3/31/32 ............................ United States 5,750,000 5,780,561
Total Senior Floating Rate Interests (Cost $ 18,700,774 ) ........................
18,811,199
U.S. Government and Agency Securities 4.8%
U.S. Treasury Bonds ,
3.625%, 5/15/53 .................................. United States 42,500,000 34,677,344
4.125%, 8/15/53 .................................. United States 21,000,000 18,764,648
j
4 .89% , 11/15/54 .................................. United States 115,000,000 28,273,263
4.5%, 11/15/54 ................................... United States 10,000,000 9,532,812
U.S. Treasury Notes ,
4%, 5/31/30 ..................................... United States 16,000,000 16,157,500
2.875%, 5/15/32 .................................. United States 30,000,000 27,997,266

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
4.125%, 5/31/32 .................................. United States 16,000,000 $ 16,138,750
Total U.S. Government and Agency Securities (Cost $ 156,848,373 ) ..............
151,541,583
Asset-Backed Securities 0.3%
Passenger Airlines 0.3%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 3,974,958 4,059,560
2023-1 , A , 5.8% , 1/15/36 ............................ United States 6,018,478 6,160,351
10,219,911
a a a a a a
Total Asset-Backed Securities (Cost $ 9,993,436 ) ..............................
10,219,911
Mortgage-Backed Securities 6.2%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.2%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................... United States 15,703,284 15,432,031
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 26,600,761 26,093,869
FHLMC Pool, 30 Year , 5.5%, 7/01/53 - 2/01/55 ............. United States 46,069,658 46,128,994
FHLMC Pool, 30 Year , 6%, 1/01/55 - 2/01/55 ............... United States 13,639,111 13,869,607
101,524,501
Federal National Mortgage Association (FNMA) Fixed Rate 1.1%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 1,244,878 1,178,113
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................... United States 28,925,958 28,438,539
FNMA, 30 Year , 5.5%, 11/01/54 ......................... United States 6,613,406 6,618,266
36,234,918
Government National Mortgage Association (GNMA) Fixed Rate 1.9%
GNMA II, Single-family, 30 Year , 5.5%, 3/20/55 - 6/20/55 ...... United States 18,565,786 18,607,279
GNMA II, Single-family, 30 Year , 6%, 1/20/55 - 6/20/55 ....... United States 39,372,055 39,992,393
58,599,672
Total Mortgage-Backed Securities (Cost $ 194,760,336 ) .........................
196,359,091
Shares
a
Escrows and Litigation Trusts 0.0%
a,k
Endo, Inc., Escrow Account ............................ United States 12,929,000 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 2,877,722,535 ) ...........................
3,087,116,694
a
Short Term Investments 2.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.6%
j
U.S. Treasury Bills , 3 .63% , 7/08/25 ...................... United States 50,000,000 49,959,750
Total U.S. Government and Agency Securities (Cost $ 49,959,152 ) ...............
49,959,750
Shares
Money Market Funds 0.4%
l,m
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 11,474,053 11,474,053
Total Money Market Funds (Cost $ 11,474,053 ) ................................
11,474,053

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
See Abbreviations on page
28
.
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
n
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
l,m
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 6,884,000 $ 6,884,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 6,884,000 ) ..........................................................
6,884,000
Total Short Term Investments (Cost $ 68,317,205 ) ..............................
68,317,803
a
Total Investments (Cost $ 2,946,039,740 ) 99.8% ................................
$3,155,434,497
Other Assets, less Liabilities 0.2% ...........................................
6,087,406
Net Assets 100.0% .........................................................
$3,161,521,903
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $1,147,975,308, representing 36.3% of net assets.
d
Perpetual security with no stated maturity date.
e
A portion or all of the security is on loan at June 30, 2025. See Note 1(e).
f
Income may be received in additional securities and/or cash.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
h
See Note 1(f) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
The rate shown represents the yield at period end.
k
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
l
See Note 3(e) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
n
See Note 1(e) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Franklin Income
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,927,681,687
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 18,358,053
Value - Unaffiliated issuers (Includes securities loaned of $ 7,288,775 ) .................................. $3,137,076,444
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 18,358,053
Cash .................................................................................... 1,373,359
Receivables:
Investment securities sold ................................................................... 53,279
Capital shares sold ........................................................................ 5,352,341
Dividends and interest ..................................................................... 21,606,479
European Union tax reclaims (Note 1 g ) ......................................................... 1,663,095
Total assets .......................................................................... 3,185,483,050
Liabilities:
Payables:
Investment securities purchased .............................................................. 13,901,787
Capital shares redeemed ................................................................... 1,334,256
Management fees ......................................................................... 1,162,973
Distribution fees .......................................................................... 605,252
Trustees' fees and expenses ................................................................. 1,912
Payable upon return of securities loaned (Note 1 e ) .................................................. 6,884,000
Unrealized depreciation on unfunded loan commitments (Note 7 ) ....................................... 191
Accrued expenses and other liabilities ........................................................... 70,776
Total liabilities ......................................................................... 23,961,147
Net assets, at value ................................................................. $3,161,521,903
Net assets consist of:
Paid-in capital ............................................................................. $2,882,901,483
Total distributable earnings (losses) ............................................................. 278,620,420
Net assets, at value ................................................................. $3,161,521,903
Franklin Income
VIP Fund
Class 1:
Net assets, at value ....................................................................... $319,853,757
Shares outstanding ........................................................................ 21,386,887
Net asset value and maximum offering price per share
a
............................................. $14.96
Class 2:
Net assets, at value ....................................................................... $2,464,697,971
Shares outstanding ........................................................................ 173,936,812
Net asset value and maximum offering price per share
a
............................................. $14.17
Class 4:
Net assets, at value ....................................................................... $376,970,175
Shares outstanding ........................................................................ 25,633,403
Net asset value and maximum offering price per share
a
............................................. $14.71
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Income
VIP Fund
Investment income:
Dividends: (net of foreign taxes of $315,432)
Unaffiliated issuers ........................................................................ $18,603,392
Non-controlled affiliates (Note 3 e ) ............................................................. 672,301
Interest:
Unaffiliated issuers ........................................................................ 51,454,274
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (92,805)
Non-controlled affiliates (Note 3 e ) ............................................................. 137,307
Other income (Note 1 g ) ...................................................................... 2,776
Total investment income ................................................................... 70,777,245
Expenses:
Management fees (Note 3 a ) ................................................................... 7,062,187
Distribution fees: (Note 3c )
Class 2 ................................................................................ 3,011,407
Class 4 ................................................................................ 641,397
Custodian fees ............................................................................ 9,441
Reports to shareholders fees .................................................................. 12,610
Professional fees ........................................................................... 48,435
Trustees' fees and expenses .................................................................. 17,814
Other .................................................................................... 55,713
Total expenses ......................................................................... 10,859,004
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (71,560)
Net expenses ......................................................................... 10,787,444
Net investment income ................................................................ 59,989,801
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 24,251,012
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 73,327,590
Translation of other assets and liabilities denominated in foreign currencies .............................. 218,229
Unfunded loan commitments (Note 7 ) .......................................................... (191)
Net change in unrealized appreciation (depreciation) ............................................ 73,545,628
Net realized and unrealized gain (loss) ............................................................ 97,796,640
Net increase (decrease) in net assets resulting from operations .......................................... $157,786,441

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Franklin Income VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $59,989,801 $128,502,262
Net realized gain (loss) ................................................. 24,251,012 72,495,556
Net change in unrealized appreciation (depreciation) ........................... 73,545,628 20,610,074
Net increase (decrease) in net assets resulting from operations ................ 157,786,441 221,607,892
Distributions to shareholders:
Class 1 ............................................................. (19,293,764) (16,729,510)
Class 2 ............................................................. (151,222,313) (141,660,042)
Class 4 ............................................................. (22,018,717) (19,161,630)
Total distributions to shareholders .......................................... (192,534,794) (177,551,182)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 14,499,032 12,405,411
Class 2 ............................................................. 29,523,519 (116,766,420)
Class 4 ............................................................. 10,023,069 12,330,730
Total capital share transactions ............................................ 54,045,620 (92,030,279)
Net increase (decrease) in net assets ................................... 19,297,267 (47,973,569)
Net assets:
Beginning of period ..................................................... 3,142,224,636 3,190,198,205
End of period .......................................................... $3,161,521,903 $3,142,224,636

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Income VIP Fund
20
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Income VIP Fund (Fund) is
included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income VIP Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
d. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Franklin Income VIP Fund
(continued)
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, at June
30, 2025, the Fund held $694,268 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Franklin Income VIP Fund
(continued)
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Franklin Income VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 443,390 $6,778,908 1,183,735 $17,865,510
Shares issued in reinvestment of distributions .......... 1,307,165 19,293,764 1,152,170 16,729,510
Shares redeemed ............................... (764,287) (11,573,640) (1,472,487) (22,189,609)
Net increase (decrease) .......................... 986,268 $14,499,032 863,418 $12,405,411
Class 2 Shares:
Shares sold ................................... 7,136,924 $103,653,692 9,812,811 $141,106,886
Shares issued in reinvestment of distributions .......... 10,809,315 151,222,313 10,265,220 141,660,042
Shares redeemed ............................... (15,600,414) (225,352,486) (27,814,220) (399,533,348)
Net increase (decrease) .......................... 2,345,825 $29,523,519 (7,736,189) $(116,766,420)
Class 4 Shares:
Shares sold ................................... 1,194,724 $17,986,317 3,067,878 $45,695,339
Shares issued in reinvestment of distributions .......... 1,516,441 22,018,717 1,339,974 19,161,630
Shares redeemed ............................... (1,995,553) (29,981,965) (3,540,719) (52,526,239)
Net increase (decrease) .......................... 715,612 $10,023,069 867,133 $12,330,730
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Franklin Income VIP Fund
(continued)
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.458% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $71,500,603 $442,952,404 $(502,978,954) $— $— $11,474,053 11,474,053 $672,301
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $2,784,000 $67,417,000 $(63,317,000) $— $— $6,884,000 6,884,000 $137,307
Total Affiliated Securities ... $74,284,603 $510,369,404 $(566,295,954) $— $— $18,358,053 $809,608
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Franklin Income VIP Fund
(continued)
4. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, bond discounts and premiums and equity-linked securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$720,725,865 and $758,880,680, respectively.
At June 30, 2025, in connection with securities lending transactions, the Fund loaned corporate bonds and received
$6,884,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Credit Risk
At June 30, 2025, the Fund had 22.4% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At June 30, 2025, unfunded commitments were as follows:
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Cost of investments .......................................................................... $2,950,519,673
Unrealized appreciation ........................................................................ $321,015,271
Unrealized depreciation ........................................................................ (116,100,447)
Net unrealized appreciation (depreciation) .......................................................... $204,914,824
Borrower Unfunded Commitment
Franklin Income VIP Fund
Clydesdale Acquisition Holdings, Inc. $ 68,729
$ 68,729

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Income VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 1,045,601,528 $ — $ — $ 1,045,601,528
Equity-Linked Securities ................... — 501,621,662 — 501,621,662
Convertible Preferred Stocks :
Aerospace & Defense ................... 16,320,000 — — 16,320,000
Capital Markets ........................ 2,650,000 — — 2,650,000
Chemicals ........................... 7,383,000 — — 7,383,000
Electric Utilities ........................ 2,212,500 — — 2,212,500
Financial Services ...................... — 22,800,000 — 22,800,000
Convertible Bonds ....................... — 3,526,250 — 3,526,250
Corporate Bonds ........................ — 1,108,069,970 — 1,108,069,970
Senior Floating Rate Interests ............... — 18,811,199 — 18,811,199
U.S. Government and Agency Securities ....... — 151,541,583 — 151,541,583
Asset-Backed Securities ................... — 10,219,911 — 10,219,911
Mortgage-Backed Securities ................ — 196,359,091 — 196,359,091
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 18,358,053 49,959,750 — 68,317,803
Total Investments in Securities ........... $1,092,525,081 $2,062,909,416 $— $3,155,434,497
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $191 $— $191
Total Other Financial Instruments ......... $— $191 $— $191
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
8. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Franklin Income VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust

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Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust

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Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first (best) quintile of its Performance Universe. The Board also noted that the Fund’s annualized total return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board also noted that, although below the median, the Fund’s annualized total return was 7.46% for the one-year period.
The Board concluded that the Fund’s performance was satisfactory.

Franklin Templeton Variable Insurance Products Trust

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Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians and in the first (least expensive) quintile of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Semiannual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4829-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Large Cap Growth VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 7
Notes to Financial Statements 10
Changes In and Disagreements with Accountants 16
Results of Meeting(s) of Shareholders 16
Remuneration Paid to Directors, Officers and Others 16
Board Approval of Management and Subadvisory Agreements 16

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.51 $19.71 $14.39 $30.30 $29.78 $22.73
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.03) (0.08) (0.04) (0.04) (0.10) (0.09)
Net realized and unrealized gains (losses) 1.11 5.22 5.84 (10.79) 4.39 9.54
Total from investment operations ........ 1.08 5.14 5.80 (10.83) 4.29 9.45
Less distributions from:
Net realized gains ................. (4.11) (2.34) (0.48) (5.08) (3.77) (2.40)
Net asset value, end of period .......... $19.48 $22.51 $19.71 $14.39 $30.30 $29.78
Total return
c
....................... 5.42% 26.67% 40.71% (36.36)% 15.56% 44.98%
Ratios to average net assets
d
Expenses ......................... 0.82% 0.82%
e
0.83%
e,f
0.82%
e,f
0.84%
e,f
0.84%
e,f
Net investment (loss) ................ (0.29)% (0.36)% (0.22)% (0.21)% (0.32)% (0.36)%
Supplemental data
Net assets, end of period (000’s) ........ $2,364 $7,723 $4,628 $3,353 $5,387 $4,606
Portfolio turnover rate ................ 15.90% 17.17% 26.29% 14.74% 14.98% 14.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.76 $18.38 $13.47 $28.93 $28.65 $22.00
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.05) (0.12) (0.07) (0.08) (0.16) (0.14)
Net realized and unrealized gains (losses) 1.01 4.84 5.46 (10.30) 4.21 9.19
Total from investment operations ........ 0.96 4.72 5.39 (10.38) 4.05 9.05
Less distributions from:
Net realized gains ................. (4.11) (2.34) (0.48) (5.08) (3.77) (2.40)
Net asset value, end of period .......... $17.61 $20.76 $18.38 $13.47 $28.93 $28.65
Total return
c
....................... 5.30% 26.30% 40.44% (36.54)% 15.28% 44.63%
Ratios to average net assets
d
Expenses ......................... 1.08% 1.07%
e
1.08%
e,f
1.07%
e,f
1.09%
e,f
1.09%
e,f
Net investment (loss) ................ (0.56)% (0.62)% (0.46)% (0.46)% (0.57)% (0.58)%
Supplemental data
Net assets, end of period (000’s) ........ $89,901 $90,952 $88,146 $75,005 $128,584 $131,001
Portfolio turnover rate ................ 15.90% 17.17% 26.29% 14.74% 14.98% 14.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin Large Cap Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.9%
Aerospace & Defense 3.6%
a
Axon Enterprise, Inc. ................................. United States 3,604 $ 2,983,896
a
StandardAero, Inc. .................................. United States 10,047 317,987
3,301,883
Automobiles 1.1%
a
Tesla, Inc. ......................................... United States 3,233 1,026,995
Beverages 1.2%
Coca-Cola Co. (The) ................................. United States 15,482 1,095,351
Broadline Retail 6.2%
a
Amazon.com, Inc. ................................... United States 26,135 5,733,758
Building Products 1.4%
Trane Technologies plc ............................... United States 2,907 1,271,551
Capital Markets 3.4%
Ares Management Corp. , A ............................ United States 9,122 1,579,930
MSCI, Inc. , A ....................................... United States 901 519,643
S&P Global, Inc. .................................... United States 2,004 1,056,689
3,156,262
Chemicals 1.8%
Linde plc .......................................... United States 3,605 1,691,394
Commercial Services & Supplies 1.6%
Republic Services, Inc. , A ............................. United States 5,834 1,438,723
Construction Materials 0.7%
Martin Marietta Materials, Inc. .......................... United States 1,201 659,301
Electrical Equipment 0.7%
GE Vernova, Inc. .................................... United States 1,237 654,559
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp. , A .................................. United States 15,255 1,506,431
Entertainment 6.5%
a
Netflix, Inc. ........................................ United States 2,406 3,221,947
a
ROBLOX Corp. , A ................................... United States 12,610 1,326,572
a
Spotify Technology SA ................................ United States 1,861 1,428,019
5,976,538
Financial Services 3.6%
Mastercard, Inc. , A .................................. United States 5,870 3,298,588
Food Products 0.4%
a
Freshpet, Inc. ...................................... United States 6,010 408,440
Ground Transportation 0.9%
a
Uber Technologies, Inc. ............................... United States 9,355 872,821
Health Care Equipment & Supplies 3.7%
a
Boston Scientific Corp. ............................... United States 8,140 874,317
a
Dexcom, Inc. ....................................... United States 9,573 835,627
a
Intuitive Surgical, Inc. ................................ United States 3,163 1,718,806
3,428,750
Health Care Providers & Services 1.6%
McKesson Corp. .................................... United States 1,979 1,450,172
Hotels, Restaurants & Leisure 2.9%
a
Chipotle Mexican Grill, Inc. , A .......................... United States 21,690 1,217,893
a
DoorDash, Inc. , A ................................... United States 2,929 722,028

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc. ...................................... United States 2,126 $ 715,909
2,655,830
Interactive Media & Services 11.9%
Alphabet, Inc. , A .................................... United States 18,058 3,182,361
Meta Platforms, Inc. , A ............................... United States 9,765 7,207,449
a
Pinterest, Inc. , A .................................... United States 16,592 594,989
10,984,799
IT Services 0.4%
a
Gartner, Inc. ....................................... United States 842 340,353
Life Sciences Tools & Services 0.2%
West Pharmaceutical Services, Inc. ...................... United States 725 158,630
Machinery 0.7%
Parker-Hannifin Corp. ................................ United States 992 692,882
Personal Care Products 1.2%
a
BellRing Brands, Inc. ................................. United States 11,049 640,069
a
Oddity Tech Ltd. , A .................................. Israel 6,639 501,045
1,141,114
Pharmaceuticals 2.3%
Eli Lilly & Co. ...................................... United States 2,753 2,146,046
Professional Services 1.7%
TransUnion ........................................ United States 5,048 444,224
Verisk Analytics, Inc. , A ............................... United States 3,562 1,109,563
1,553,787
Real Estate Management & Development 0.8%
a
CoStar Group, Inc. .................................. United States 8,859 712,264
Semiconductors & Semiconductor Equipment 12.4%
Analog Devices, Inc. ................................. United States 3,501 833,308
Broadcom, Inc. ..................................... United States 10,376 2,860,144
a
Lattice Semiconductor Corp. ........................... United States 8,694 425,919
Monolithic Power Systems, Inc. ......................... United States 773 565,357
NVIDIA Corp. ...................................... United States 42,551 6,722,633
11,407,361
Software 17.8%
a
AppLovin Corp. , A ................................... United States 2,241 784,529
a
Confluent, Inc. , A .................................... United States 9,046 225,517
a
Crowdstrike Holdings, Inc. , A ........................... United States 3,275 1,667,990
a
Fair Isaac Corp. .................................... United States 622 1,136,991
a
HubSpot, Inc. ...................................... United States 1,405 782,065
Microsoft Corp. ..................................... United States 13,672 6,800,590
a
Monday.com Ltd. .................................... United States 1,618 508,829
Oracle Corp. ....................................... United States 4,256 930,489
Salesforce, Inc. ..................................... United States 3,422 933,145
a
ServiceNow, Inc. .................................... United States 1,476 1,517,446
a
Synopsys, Inc. ..................................... United States 2,220 1,138,150
16,425,741
Specialty Retail 1.1%
a
AutoZone, Inc. ..................................... United States 281 1,043,137
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc. ........................................ United States 20,387 4,182,801

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 0.5%
a
QXO, Inc. ......................................... United States 19,529 $ 420,655
Wireless Telecommunication Services 1.5%
T-Mobile US, Inc. ................................... United States 5,658 1,348,075
Total Common Stocks (Cost $ 33,936,985 ) ....................................
92,184,992
Short Term Investments 0.6%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.6%
b
Joint Repurchase Agreement , 4.344% , 7/01/25 (Maturity Value
$ 574,626 )
BNP Paribas Securities Corp. (Maturity Value $263,863)
Deutsche Bank Securities, Inc. (Maturity Value $82,085)
HSBC Securities (USA), Inc. (Maturity Value $228,678)
Collateralized by U.S. Government Agency Securities, 2% -
7.5%, 1/20/27 - 4/20/65; U.S. Treasury Bills, 7/17/25 - 12/18/25;
and U.S. Treasury Notes, 4.13%, 1/31/27 (valued at $ 586,715 ) 574,556 574,556
Total Repurchase Agreements (Cost $ 574,556 ) ................................
574,556
Total Short Term Investments (Cost $ 574,556 ) ................................
574,556
a
Total Investments (Cost $ 34,511,541 ) 100.5% .................................
$92,759,548
Other Assets, less Liabilities (0.5) % .........................................
(494,121)
Net Assets 100.0% .........................................................
$92,265,427
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
Franklin Large
Cap Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $33,936,985
Cost - Unaffiliated repurchase agreements ...................................................... 574,556
Value - Unaffiliated issuers .................................................................. $92,184,992
Value - Unaffiliated repurchase agreements ...................................................... 574,556
Cash .................................................................................... 20,551
Receivables:
Investment securities sold ................................................................... 60,751
Capital shares sold ........................................................................ 32
Dividends and interest ..................................................................... 15,694
Total assets .......................................................................... 92,856,576
Liabilities:
Payables:
Capital shares redeemed ................................................................... 486,605
Management fees ......................................................................... 58,288
Distribution fees .......................................................................... 17,868
Trustees' fees and expenses ................................................................. 293
Accrued expenses and other liabilities ........................................................... 28,095
Total liabilities ......................................................................... 591,149
Net assets, at value ................................................................. $92,265,427
Net assets consist of:
Paid-in capital ............................................................................. $25,648,122
Total distributable earnings (losses) ............................................................. 66,617,305
Net assets, at value ................................................................. $92,265,427
Franklin Large
Cap Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $2,364,242
Shares outstanding ........................................................................ 121,377
Net asset value and maximum offering price per share
a
............................................. $19.48
Class 2:
Net assets, at value ....................................................................... $89,901,185
Shares outstanding ........................................................................ 5,105,274
Net asset value and maximum offering price per share
a
............................................. $17.61
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Large
Cap Growth VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $211,049
Interest:
Unaffiliated issuers ........................................................................ 30,309
Total investment income ................................................................... 241,358
Expenses:
Management fees (Note 3 a ) ................................................................... 345,067
Distribution fees: (Note 3c )
Class 2 ................................................................................ 105,755
Custodian fees ............................................................................ 153
Reports to shareholders fees .................................................................. 4,504
Professional fees ........................................................................... 27,823
Trustees' fees and expenses .................................................................. 771
Other .................................................................................... 3,870
Total expenses ......................................................................... 487,943
Net investment income (loss) ............................................................ (246,585)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 8,772,298
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (3,547,509)
Net realized and unrealized gain (loss) ............................................................ 5,224,789
Net increase (decrease) in net assets resulting from operations .......................................... $4,978,204

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Large Cap Growth VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(246,585) $(598,744)
Net realized gain (loss) ................................................. 8,772,298 18,807,937
Net change in unrealized appreciation (depreciation) ........................... (3,547,509) 4,941,429
Net increase (decrease) in net assets resulting from operations ................ 4,978,204 23,150,622
Distributions to shareholders:
Class 1 ............................................................. (1,408,160) (728,733)
Class 2 ............................................................. (17,057,371) (10,181,219)
Total distributions to shareholders .......................................... (18,465,531) (10,909,952)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (4,286,901) 2,337,358
Class 2 ............................................................. 11,364,725 (8,676,597)
Total capital share transactions ............................................ 7,077,824 (6,339,239)
Net increase (decrease) in net assets ................................... (6,409,503) 5,901,431
Net assets:
Beginning of period ..................................................... 98,674,930 92,773,499
End of period .......................................................... $92,265,427 $98,674,930

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Large Cap Growth VIP Fund
10
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Large Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2025,
72.0% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
11
franklintempleton.com
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 30, 2025.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
12
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Franklin Large Cap Growth VIP Fund
(continued)
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
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Franklin Large Cap Growth VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.750% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... — $— 80,966 $1,749,269
Shares issued in reinvestment of distributions .......... 74,783 1,408,160 33,989 728,733
Shares redeemed ............................... (296,517) (5,695,061) (6,569) (140,644)
Net increase (decrease) .......................... (221,734) $(4,286,901) 108,386 $2,337,358
Class 2 Shares:
Shares sold ................................... 174,048 $3,232,492 146,909 $2,994,621
Shares issued in reinvestment of distributions .......... 1,002,196 17,057,371 514,203 10,181,219
Shares redeemed ............................... (451,470) (8,925,138) (1,076,530) (21,852,437)
Net increase (decrease) .......................... 724,774 $11,364,725 (415,418) $(8,676,597)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% In excess of $1 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
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Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
4. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$14,596,547 and $26,156,877, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
Cost of investments .......................................................................... $34,667,543
Unrealized appreciation ........................................................................ $59,335,186
Unrealized depreciation ........................................................................ (1,243,181)
Net unrealized appreciation (depreciation) .......................................................... $58,092,005
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
8. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 92,184,992 $ — $ — $ 92,184,992
Short Term Investments ................... — 574,556 — 574,556
Total Investments in Securities ........... $92,184,992 $574,556 $— $92,759,548
a
For detailed categories, see the accompanying Schedule of Investments.

Franklin Templeton Variable Insurance Products Trust
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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Large Cap Growth VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias relative to its Performance Universe, noting that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. Management further explained that the Fund’s three-year performance was negatively impacted by stock selection in the Technology, Health Care and Consumer sectors. The Board noted management’s representation that Fund performance relative to its benchmark showed improvement in 2024, as the Fund modestly outperformed the S&P 500 for the year. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 26.67%. Management discussed

Franklin Templeton Variable Insurance Products Trust
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Semiannual Report
with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and the addition of strategy team personnel. The Board concluded that the Fund’s Management Agreement should be continued
for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and nine other large-cap growth funds underlying VIPs. The Board noted
that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The
Board further noted management’s explanation that the Fund is one of three funds within its Expense Group with assets under management that are less than $100 million (third smallest out of 10 funds). Management further explained that in comparison to the other two funds with less than $100 million in assets under management, the Fund had the lowest total expenses. The
Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4843-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Mutual Global
Discovery
VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 13
Changes In and Disagreements with Accountants 25
Results of Meeting(s) of Shareholders 25
Remuneration Paid to Directors, Officers and Others 25
Board Approval of Management and Subadvisory Agreements 25

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.37 $19.16 $17.28 $20.32 $17.50 $19.17
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.41 0.35 0.39 0.25 0.57
c
Net realized and unrealized gains (losses) 2.24 0.62 3.03 (1.53) 3.14 (1.52)
Total from investment operations ........ 2.53 1.03 3.38 (1.14) 3.39 (0.95)
Less distributions from:
Net investment income .............. — (0.39) (0.50) (0.32) (0.57) (0.42)
Net realized gains ................. — (1.43) (1.00) (1.58) — (0.30)
Total distributions ................... — (1.82) (1.50) (1.90) (0.57) (0.72)
Net asset value, end of period .......... $20.90 $18.37 $19.16 $17.28 $20.32 $17.50
Total return
d
....................... 13.77% 4.98% 20.55% (4.52)% 19.43% (4.22)%
Ratios to average net assets
e
Expenses
f
......................... 0.91%
g
0.90% 0.90%
g,h
0.89%
g,h
0.98%
g,h
0.97%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
—%
i
0.02% 0.01%
Net investment income ............... 2.96% 2.10% 1.87% 2.05% 1.29% 3.57%
c
Supplemental data
Net assets, end of period (000’s) ........ $6,235 $5,257 $4,436 $3,851 $4,166 $3,788
Portfolio turnover rate ................ 22.87% 33.69% 34.68% 55.49% 41.58% 34.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.54 $18.38 $16.62 $19.61 $16.91 $18.54
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.36 0.29 0.33 0.20 0.51
c
Net realized and unrealized gains (losses) 2.16 0.57 2.92 (1.48) 3.02 (1.47)
Total from investment operations ........ 2.40 0.93 3.21 (1.15) 3.22 (0.96)
Less distributions from:
Net investment income .............. — (0.34) (0.45) (0.26) (0.52) (0.37)
Net realized gains ................. — (1.43) (1.00) (1.58) — (0.30)
Total distributions ................... — (1.77) (1.45) (1.84) (0.52) (0.67)
Net asset value, end of period .......... $19.94 $17.54 $18.38 $16.62 $19.61 $16.91
Total return
d
....................... 13.68% 4.66% 20.31% (4.75)% 19.13% (4.46)%
Ratios to average net assets
e
Expenses
f
......................... 1.16%
g
1.15% 1.15%
g,h
1.14%
g,h
1.22%
g,h
1.22%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
—%
i
0.02% 0.01%
Net investment income ............... 2.59% 1.90% 1.62% 1.80% 1.05% 3.33%
c
Supplemental data
Net assets, end of period (000’s) ........ $407,782 $380,330 $413,438 $398,802 $477,214 $467,653
Portfolio turnover rate ................ 22.87% 33.69% 34.68% 55.49% 41.58% 34.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.18 $18.98 $17.12 $20.12 $17.34 $18.98
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.35 0.28 0.32 0.19 0.51
c
Net realized and unrealized gains (losses) 2.24 0.59 3.01 (1.51) 3.09 (1.50)
Total from investment operations ........ 2.48 0.94 3.29 (1.19) 3.28 (0.99)
Less distributions from:
Net investment income .............. — (0.31) (0.43) (0.23) (0.50) (0.35)
Net realized gains ................. — (1.43) (1.00) (1.58) — (0.30)
Total distributions ................... — (1.74) (1.43) (1.81) (0.50) (0.65)
Net asset value, end of period .......... $20.66 $18.18 $18.98 $17.12 $20.12 $17.34
Total return
d
....................... 13.64% 4.58% 20.13% (4.85)% 18.98% (4.54)%
Ratios to average net assets
e
Expenses
f
......................... 1.26%
g
1.25% 1.25%
g,h
1.25%
g,h
1.32%
g,h
1.32%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
—%
i
0.02% 0.01%
Net investment income ............... 2.48% 1.81% 1.52% 1.71% 0.95% 3.22%
c
Supplemental data
Net assets, end of period (000’s) ........ $19,262 $18,159 $20,592 $20,123 $25,930 $26,688
Portfolio turnover rate ................ 22.87% 33.69% 34.68% 55.49% 41.58% 34.79%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.72%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin Mutual Global Discovery VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.8%
Aerospace & Defense 2.1%
Airbus SE ......................................... France 44,048 $ 9,214,875
Automobile Components 3.3%
a
Aptiv plc .......................................... Jersey 99,782 6,807,128
Denso Corp. ....................................... Japan 551,130 7,437,659
14,244,787
Automobiles 1.5%
Toyota Motor Corp. .................................. Japan 368,933 6,354,130
Banks 9.4%
Bank of America Corp. ............................... United States 145,814 6,899,918
BNP Paribas SA .................................... France 136,654 12,258,097
DBS Group Holdings Ltd. ............................. Singapore 210,774 7,440,761
JPMorgan Chase & Co. ............................... United States 22,471 6,514,568
Wells Fargo & Co. ................................... United States 95,132 7,621,976
40,735,320
Beverages 1.9%
Heineken NV ...................................... Netherlands 92,962 8,110,270
Building Products 1.5%
Johnson Controls International plc ....................... United States 60,160 6,354,099
Capital Markets 3.5%
BlackRock, Inc. ..................................... United States 6,454 6,771,859
Deutsche Bank AG .................................. Germany 280,756 8,323,133
15,094,992
Consumer Finance 1.7%
Capital One Financial Corp. ........................... United States 34,049 7,244,265
Consumer Staples Distribution & Retail 1.9%
Seven & i Holdings Co. Ltd. ............................ Japan 502,343 8,085,376
Containers & Packaging 1.5%
International Paper Co. ............................... United States 141,598 6,631,034
Diversified Telecommunication Services 1.0%
Deutsche Telekom AG ................................ Germany 115,689 4,234,634
Electrical Equipment 1.8%
Mitsubishi Electric Corp. .............................. Japan 364,367 7,837,161
Energy Equipment & Services 1.6%
Schlumberger NV ................................... United States 210,041 7,099,386
Entertainment 1.6%
Walt Disney Co. (The) ................................ United States 54,343 6,739,075
Financial Services 3.7%
a
Fiserv, Inc. ........................................ United States 52,383 9,031,353
Global Payments, Inc. ................................ United States 87,314 6,988,613
16,019,966
Food Products 3.6%
Danone SA ........................................ France 72,645 5,944,056
Kellanova ......................................... United States 36,226 2,881,054
Mondelez International, Inc. , A .......................... United States 102,395 6,905,519
15,730,629

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 3.4%
Medtronic plc ...................................... United States 85,936 $ 7,491,041
Zimmer Biomet Holdings, Inc. .......................... United States 78,614 7,170,383
14,661,424
Health Care Providers & Services 5.5%
CVS Health Corp. ................................... United States 112,898 7,787,704
Elevance Health, Inc. ................................ United States 20,989 8,163,882
Fresenius SE & Co. KGaA ............................. Germany 156,521 7,876,573
23,828,159
Household Products 1.8%
Reckitt Benckiser Group plc ........................... United Kingdom 117,385 7,997,088
Industrial Conglomerates 1.0%
Siemens AG ....................................... Germany 17,497 4,494,248
Insurance 2.2%
Prudential plc ...................................... Hong Kong 748,407 9,367,250
Interactive Media & Services 3.5%
Alphabet, Inc. , A .................................... United States 44,356 7,816,858
b
Tencent Holdings Ltd. ................................ China 110,828 7,141,270
14,958,128
IT Services 1.5%
Capgemini SE ...................................... France 39,079 6,691,747
Media 2.5%
a
Charter Communications, Inc. , A ........................ United States 26,666 10,901,327
Metals & Mining 1.5%
Rio Tinto plc ....................................... Australia 114,539 6,666,641
Multi-Utilities 1.2%
National Grid plc .................................... United Kingdom 350,985 5,151,991
Oil, Gas & Consumable Fuels 4.1%
BP plc ............................................ United States 1,497,321 7,460,099
Hess Corp. ........................................ United States 15,259 2,113,982
Shell plc .......................................... United States 239,407 8,352,803
17,926,884
Personal Care Products 0.9%
Kenvue, Inc. ....................................... United States 193,320 4,046,188
Pharmaceuticals 8.7%
GSK plc .......................................... United States 214,159 4,083,256
Haleon plc ........................................ United States 1,382,968 7,107,946
Merck & Co., Inc. ................................... United States 105,523 8,353,201
Novartis AG , ADR ................................... United States 73,936 8,946,995
Roche Holding AG .................................. United States 28,319 9,243,885
37,735,283
Semiconductors & Semiconductor Equipment 1.5%
Renesas Electronics Corp. ............................ Japan 515,154 6,373,193
Software 1.4%
a
Adobe, Inc. ........................................ United States 15,872 6,140,559

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs 1.7%
American Tower Corp. ................................ United States 33,507 $ 7,405,717
Technology Hardware, Storage & Peripherals 1.9%
Samsung Electronics Co. Ltd. .......................... South Korea 187,274 8,281,560
Textiles, Apparel & Luxury Goods 2.7%
Cie Financiere Richemont SA .......................... Switzerland 39,631 7,499,488
Kering SA ......................................... France 18,830 4,102,222
11,601,710
Tobacco 1.5%
British American Tobacco plc ........................... United Kingdom 134,759 6,407,301
Trading Companies & Distributors 3.7%
AerCap Holdings NV ................................. Ireland 74,190 8,680,230
Ferguson Enterprises, Inc. ............................ United States 33,434 7,280,253
15,960,483
Total Common Stocks (Cost $ 313,749,548 ) ...................................
406,326,880
Principal
Amount
*
Corporate Bonds 0.2%
Specialty Retail 0.2%
c
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 1,500,000 990,000
Total Corporate Bonds (Cost $ 968,029 ) ......................................
990,000
d
Senior Floating Rate Interests 2.4%
e
Commercial Services & Supplies 1.1%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.08% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 2,344,846 2,214,625
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.33% , ( 3-month SOFR + 5% ), 4/11/29 .................. United States 2,655,956 2,518,882
4,733,507
a a a a a a
Media 0.2%
e
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B , 10.216% , ( 1-month SOFR + 5.775% ), 5/01/29 ..... United States 1,194,000 976,590
Professional Services 0.4%
e
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.941% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 1,952,229 1,934,845
Specialty Retail 0.7%
e
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.807% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 3,393,595 2,852,741
Total Senior Floating Rate Interests (Cost $ 10,590,192 ) ........................
10,497,683
Shares
a
Companies in Liquidation 0.0%
a,f,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 966,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 325,307,769 ) .............................
417,814,563
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Short Term Investments 3.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.5%
h
U.S. Treasury Bills ,
4%, 7/24/25 ...................................... United States 500,000 $ 498,671
4.22%, 10/02/25 ................................... United States 500,000 494,548
4.18%, 10/09/25 ................................... United States 500,000 494,205
4.2%, 10/30/25 ................................... United States 500,000 492,978
1,980,402
Total U.S. Government and Agency Securities (Cost $ 1,981,104 ) ................
1,980,402
Shares
Money Market Funds 3.1%
i,j
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 13,519,152 13,519,152
Total Money Market Funds (Cost $ 13,519,152 ) ................................
13,519,152
Total Short Term Investments (Cost $ 15,500,256 ) ..............................
15,499,554
a
Total Investments (Cost $ 340,808,025 ) 100.0% ................................
$433,314,117
Other Assets, less Liabilities (0.0) %
†
.........................................
(34,897)
Net Assets 100.0% .........................................................
$433,279,220
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At June 30, 2025, the value of this security was $7,141,270, representing
1.6% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the value of this security was
$990,000, representing 0.2% of net assets.
d
See Note 1(f) regarding senior floating rate interests.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The rate shown represents the yield at period end.
i
See Note 3(e) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
At June 30, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
See Note 8 regarding other derivative information.
See Abbreviations on page 24 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 7,628,323 8,711,818 7/14/25 $ 281,463 $ —
Euro ............. BOFA Sell 8,048,316 8,423,471 7/14/25 — (1,064,952)
Euro ............. HSBK Buy 6,548,090 7,533,821 7/14/25 185,938 —
Euro ............. UBSW Buy 2,717,292 3,027,884 7/14/25 175,621 —
Euro ............. UBSW Sell 3,384,450 3,660,212 7/14/25 — (329,829)
Euro ............. WFLA Buy 890,633 1,016,862 7/14/25 33,134 —
Euro ............. WFLA Sell 6,351,570 6,611,190 7/14/25 — (876,884)
British Pound ...... BOFA Buy 261,590 349,508 7/21/25 9,596 —
British Pound ...... UBSW Sell 261,590 347,085 7/21/25 — (12,019)
Total Forward Exchange Contracts ................................................... $685,752 $(2,283,684)
Net unrealized appreciation (depreciation) ............................................ $(1,597,932)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin
Mutual Global
Discovery VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $327,288,873
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 13,519,152
Value - Unaffiliated issuers .................................................................. $419,794,965
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 13,519,152
Cash .................................................................................... 113,144
Foreign currency, at value (cost $ 131,506 ) ........................................................ 131,693
Receivables:
Capital shares sold ........................................................................ 314,749
Dividends and interest ..................................................................... 1,330,278
European Union tax reclaims (Note 1 g ) ......................................................... 326,666
Unrealized appreciation on OTC forward exchange contracts .......................................... 685,752
Other assets .............................................................................. 54,054
Total assets .......................................................................... 436,270,453
Liabilities:
Payables:
Investment securities purchased .............................................................. 69
Capital shares redeemed ................................................................... 184,185
Management fees ......................................................................... 306,804
Distribution fees .......................................................................... 87,999
Trustees' fees and expenses ................................................................. 1,007
Unrealized depreciation on OTC forward exchange contracts .......................................... 2,283,684
Accrued expenses and other liabilities ........................................................... 127,485
Total liabilities ......................................................................... 2,991,233
Net assets, at value ................................................................. $433,279,220
Net assets consist of:
Paid-in capital ............................................................................. $260,855,935
Total distributable earnings (losses) ............................................................. 172,423,285
Net assets, at value ................................................................. $433,279,220
Franklin
Mutual Global
Discovery VIP
Fund
Class 1:
Net assets, at value ....................................................................... $6,235,368
Shares outstanding ........................................................................ 298,344
Net asset value and maximum offering price per share
a
............................................. $20.90
Class 2:
Net assets, at value ....................................................................... $407,782,208
Shares outstanding ........................................................................ 20,453,367
Net asset value and maximum offering price per share
a
............................................. $19.94
Class 4:
Net assets, at value ....................................................................... $19,261,644
Shares outstanding ........................................................................ 932,507
Net asset value and maximum offering price per share
a
............................................. $20.66
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin
Mutual Global
Discovery VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $266,947)
Unaffiliated issuers ........................................................................ $6,873,996
Non-controlled affiliates (Note 3 e ) ............................................................. 12,105
Interest:
Unaffiliated issuers ........................................................................ 873,724
Income from securities loaned:
Non-controlled affiliates (Note 3 e ) ............................................................. 1,807
Other income (Note 1 g ) ...................................................................... 391
Total investment income ................................................................... 7,762,023
Expenses:
Management fees (Note 3 a ) ................................................................... 1,809,400
Distribution fees: (Note 3c )
Class 2 ................................................................................ 487,897
Class 4 ................................................................................ 32,352
Custodian fees ............................................................................ 7,180
Reports to shareholders fees .................................................................. 9,108
Professional fees ........................................................................... 48,562
Trustees' fees and expenses .................................................................. 3,071
Other .................................................................................... 11,202
Total expenses ......................................................................... 2,408,772
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (69)
Net expenses ......................................................................... 2,408,703
Net investment income ................................................................ 5,353,320
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 27,786,543
Foreign currency transactions ................................................................ 68,372
Forward exchange contracts ................................................................. 292,541
Futures contracts ......................................................................... (795,263)
Net realized gain (loss) .................................................................. 27,352,193
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 23,572,271
Translation of other assets and liabilities denominated in foreign currencies .............................. 82,255
Forward exchange contracts ................................................................. (2,725,023)
Futures contracts ......................................................................... (205,145)
Net change in unrealized appreciation (depreciation) ............................................ 20,724,358
Net realized and unrealized gain (loss) ............................................................ 48,076,551
Net increase (decrease) in net assets resulting from operations .......................................... $53,429,871

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Franklin Mutual Global Discovery VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,353,320 $8,158,676
Net realized gain (loss) ................................................. 27,352,193 41,706,794
Net change in unrealized appreciation (depreciation) ........................... 20,724,358 (29,207,713)
Net increase (decrease) in net assets resulting from operations ................ 53,429,871 20,657,757
Distributions to shareholders:
Class 1 ............................................................. — (475,761)
Class 2 ............................................................. — (35,999,643)
Class 4 ............................................................. — (1,651,779)
Total distributions to shareholders .......................................... — (38,127,183)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 368,152 1,093,247
Class 2 ............................................................. (22,998,080) (16,599,193)
Class 4 ............................................................. (1,265,820) (1,746,150)
Total capital share transactions ............................................ (23,895,748) (17,252,096)
Net increase (decrease) in net assets ................................... 29,534,123 (34,721,522)
Net assets:
Beginning of period ..................................................... 403,745,097 438,466,619
End of period .......................................................... $433,279,220 $403,745,097

Franklin Templeton Variable Insurance Products Trust
13
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Mutual Global Discovery VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Global Discovery
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2025,
44.3% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2025, the Fund had OTC
derivatives in a net liability position of $1,783,870.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A futures contract is an agreement between
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable
in the Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At June 30,
2025, the Fund had no securities sold short.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment
of cash collateral, in addition to lending fees paid by the
borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2025, the
Fund had no securities on loan.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
1. Organization and Significant Accounting Policies
(continued)
d. Securities Sold Short
(continued)

Franklin Templeton Variable Insurance Products Trust
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(continued)
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Funds. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 116,563 $2,300,881 77,967 $1,534,206
Shares issued in reinvestment of distributions .......... — — 24,818 475,761
Shares redeemed ............................... (104,453) (1,932,729) (48,034) (916,720)
Net increase (decrease) .......................... 12,110 $368,152 54,751 $1,093,247
Class 2 Shares:
Shares sold ................................... 463,334 $8,737,603 473,002 $8,816,674
Shares issued in reinvestment of distributions .......... — — 1,965,046 35,999,643
Shares redeemed ............................... (1,691,991) (31,735,683) (3,253,096) (61,415,510)
Net increase (decrease) .......................... (1,228,657) $(22,998,080) (815,048) $(16,599,193)
Class 4 Shares:
Shares sold ................................... 39,134 $771,326 27,437 $527,112
Shares issued in reinvestment of distributions .......... — — 86,936 1,651,779
Shares redeemed ............................... (105,323) (2,037,146) (200,358) (3,925,041)
Net increase (decrease) .......................... (66,189) $(1,265,820) (85,985) $(1,746,150)
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.875% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.875% Up to and including $4 billion
0.845% Over $4 billion, up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery VIP Fund
(continued)
4. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, tax straddles and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2025, aggregated $93,615,606 and $120,583,032, respectively.
6. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2025, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $13,519,152 $— $— $— $13,519,152 13,519,152 $12,105
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $11,857,000 $(11,857,000) $— $— $— — $1,807
Total Affiliated Securities ... $— $25,376,152 $(11,857,000) $— $— $13,519,152 $13,912
Cost of investments .......................................................................... $344,608,406
Unrealized appreciation ........................................................................ $103,303,807
Unrealized depreciation ........................................................................ (16,196,028)
Net unrealized appreciation (depreciation) .......................................................... $87,107,779
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery VIP Fund
(continued)
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
8. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery VIP Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 685,752 Unrealized depreciation on OTC
forward exchange contracts
$ 2,283,684
Total .................... $685,752 $2,283,684
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Global Discovery VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(795,263) Futures contracts $(205,145)
Forward exchange contracts 292,541 Forward exchange contracts (2,725,023)
Total ....................... $(502,722) $(2,930,168)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
22
franklintempleton.com
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
For the period ended June 30, 2025, the average month end notional amount of futures contracts $5,778,094. The average month end contract value of forward exchange contracts was $37,953,537.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 9,214,875 $ — $ 9,214,875
Automobile Components ................. 6,807,128 7,437,659 — 14,244,787
Automobiles .......................... — 6,354,130 — 6,354,130
Banks ............................... 21,036,462 19,698,858 — 40,735,320
Beverages ........................... — 8,110,270 — 8,110,270
Building Products ...................... 6,354,099 — — 6,354,099
Capital Markets ........................ 6,771,859 8,323,133 — 15,094,992
Consumer Finance ..................... 7,244,265 — — 7,244,265
Consumer Staples Distribution & Retail ...... — 8,085,376 — 8,085,376
Containers & Packaging ................. 6,631,034 — — 6,631,034
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
23
franklintempleton.com
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Diversified Telecommunication Services ..... $ — $ 4,234,634 $ — $ 4,234,634
Electrical Equipment .................... — 7,837,161 — 7,837,161
Energy Equipment & Services ............. 7,099,386 — — 7,099,386
Entertainment ......................... 6,739,075 — — 6,739,075
Financial Services ...................... 16,019,966 — — 16,019,966
Food Products ........................ 9,786,573 5,944,056 — 15,730,629
Health Care Equipment & Supplies ......... 14,661,424 — — 14,661,424
Health Care Providers & Services .......... 15,951,586 7,876,573 — 23,828,159
Household Products .................... — 7,997,088 — 7,997,088
Industrial Conglomerates ................ — 4,494,248 — 4,494,248
Insurance ............................ — 9,367,250 — 9,367,250
Interactive Media & Services .............. 7,816,858 7,141,270 — 14,958,128
IT Services ........................... — 6,691,747 — 6,691,747
Media ............................... 10,901,327 — — 10,901,327
Metals & Mining ....................... — 6,666,641 — 6,666,641
Multi-Utilities .......................... — 5,151,991 — 5,151,991
Oil, Gas & Consumable Fuels ............. 2,113,982 15,812,902 — 17,926,884
Personal Care Products ................. 4,046,188 — — 4,046,188
Pharmaceuticals ....................... 17,300,196 20,435,087 — 37,735,283
Semiconductors & Semiconductor Equipment . — 6,373,193 — 6,373,193
Software ............................. 6,140,559 — — 6,140,559
Specialized REITs ...................... 7,405,717 — — 7,405,717
Technology Hardware, Storage & Peripherals . — 8,281,560 — 8,281,560
Textiles, Apparel & Luxury Goods .......... — 11,601,710 — 11,601,710
Tobacco ............................. — 6,407,301 — 6,407,301
Trading Companies & Distributors .......... 15,960,483 — — 15,960,483
Corporate Bonds ........................ — 990,000 — 990,000
Senior Floating Rate Interests ............... — 10,497,683 — 10,497,683
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 13,519,152 1,980,402 — 15,499,554
Total Investments in Securities ........... $210,307,319 $223,006,798
b
$— $433,314,117
Other Financial Instruments:
Forward Exchange Contracts ............... $— $685,752 $— $685,752
Total Other Financial Instruments ......... $— $685,752 $— $685,752
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,283,684 $— $2,283,684
Total Other Financial Instruments ......... $— $2,283,684 $— $2,283,684
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $209,538,713, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
24
franklintempleton.com
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America NA
HSBK
HSBC Bank plc
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Currency
EUR
Euro
GBP
British Pound
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
11. Operating Segments
(continued)

Franklin Templeton Variable Insurance Products Trust
25
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Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Global Discovery VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Mutual Advisers, LLC (Manager) and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
26
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Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the three-, five- and 10-year periods was above the median and in either the first (best) or second quintile of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio

Franklin Templeton Variable Insurance Products Trust
27
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Semiannual Report
and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, one global large-cap value fund underlying VIPs and two global multi-cap core funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board further noted management’s explanation that, unlike other funds in the Fund’s Expense Group, the Fund utilizes special situations such as merger arbitrage and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process.
Management also explained that the Expense Group has two peers that have assets well above $1 billion, which is close to three times as large as the Fund. The Board further noted the small size of the Fund’s Expense Group for the Management
Rate and actual total expense ratio and that no quintile information was provided for the Fund. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Franklin Templeton Variable Insurance Products Trust
28
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Semiannual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4845-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Mutual Shares VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 13
Changes In and Disagreements with Accountants 24
Results of Meeting(s) of Shareholders 24
Remuneration Paid to Directors, Officers and Others 24
Board Approval of Management and Subadvisory Agreements 24

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.84 $15.74 $15.53 $19.62 $16.93 $19.19
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.36 0.35 0.32 0.27 0.55
c
Net realized and unrealized gains (losses) 0.84 1.47 1.60 (1.99) 3.02 (1.68)
Total from investment operations ........ 1.03 1.83 1.95 (1.67) 3.29 (1.13)
Less distributions from:
Net investment income .............. — (0.38) (0.35) (0.40) (0.60) (0.50)
Net realized gains ................. — (0.35) (1.39) (2.02) — (0.63)
Total distributions ................... — (0.73) (1.74) (2.42) (0.60) (1.13)
Net asset value, end of period .......... $17.87 $16.84 $15.74 $15.53 $19.62 $16.93
Total return
d
....................... 6.18% 11.50% 13.73% (7.15)% 19.52% (4.85)%
Ratios to average net assets
e
Expenses
f
......................... 0.69% 0.69% 0.68%
g,h
0.66%
g,h
0.73%
g,h
0.73%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
—%
i
0.02% 0.01%
Net investment income ............... 2.27% 2.14% 2.24% 1.82% 1.44% 3.48%
c
Supplemental data
Net assets, end of period (000’s) ........ $136,242 $131,681 $121,126 $105,334 $116,861 $157,734
Portfolio turnover rate ................ 28.35% 32.95% 50.67% 59.99% 47.31%
j
36.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.27%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.39 $15.33 $15.16 $19.20 $16.59 $18.81
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.31 0.31 0.27 0.22 0.51
c
Net realized and unrealized gains (losses) 0.81 1.43 1.56 (1.95) 2.95 (1.65)
Total from investment operations ........ 0.98 1.74 1.87 (1.68) 3.17 (1.14)
Less distributions from:
Net investment income .............. — (0.33) (0.31) (0.34) (0.56) (0.45)
Net realized gains ................. — (0.35) (1.39) (2.02) — (0.63)
Total distributions ................... — (0.68) (1.70) (2.36) (0.56) (1.08)
Net asset value, end of period .......... $17.37 $16.39 $15.33 $15.16 $19.20 $16.59
Total return
d
....................... 5.98% 11.27% 13.46% (7.43)% 19.17% (5.04)%
Ratios to average net assets
e
Expenses
f
......................... 0.94% 0.94% 0.93%
g,h
0.91%
g,h
0.98%
g,h
0.98%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
—%
i
0.02% 0.01%
Net investment income ............... 2.01% 1.89% 1.99% 1.55% 1.17% 3.25%
c
Supplemental data
Net assets, end of period (000’s) ........ $1,744,429 $1,765,869 $1,882,088 $1,786,501 $2,517,899 $2,620,645
Portfolio turnover rate ................ 28.35% 32.95% 50.67% 59.99% 47.31%
j
36.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.04%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.61 $15.53 $15.34 $19.39 $16.75 $18.99
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.30 0.29 0.26 0.20 0.49
c
Net realized and unrealized gains (losses) 0.83 1.45 1.58 (1.97) 2.98 (1.66)
Total from investment operations ........ 0.99 1.75 1.87 (1.71) 3.18 (1.17)
Less distributions from:
Net investment income .............. — (0.32) (0.29) (0.32) (0.54) (0.44)
Net realized gains ................. — (0.35) (1.39) (2.02) — (0.63)
Total distributions ................... — (0.67) (1.68) (2.34) (0.54) (1.07)
Net asset value, end of period .......... $17.60 $16.61 $15.53 $15.34 $19.39 $16.75
Total return
d
....................... 5.96% 11.16% 13.31% (7.47)% 19.06% (5.17)%
Ratios to average net assets
e
Expenses
f
......................... 1.04% 1.04% 1.03%
g,h
1.01%
g,h
1.08%
g,h
1.08%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
—%
i
0.02% 0.01%
Net investment income ............... 1.92% 1.79% 1.88% 1.47% 1.06% 3.13%
c
Supplemental data
Net assets, end of period (000’s) ........ $103,529 $102,461 $103,475 $99,603 $120,424 $116,704
Portfolio turnover rate ................ 28.35% 32.95% 50.67% 59.99% 47.31%
j
36.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.92%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin Mutual Shares VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.9%
Automobiles 1.4%
General Motors Co. .................................. United States 581,683 $ 28,624,620
Banks 10.2%
Bank of America Corp. ............................... United States 943,437 44,643,439
BNP Paribas SA .................................... France 445,031 39,920,040
JPMorgan Chase & Co. ............................... United States 149,729 43,407,934
PNC Financial Services Group, Inc. (The) ................. United States 212,188 39,556,087
Wells Fargo & Co. ................................... United States 432,663 34,664,960
202,192,460
Building Products 1.7%
Johnson Controls International plc ....................... United States 316,260 33,403,381
Capital Markets 2.0%
BlackRock, Inc. ..................................... United States 38,085 39,960,686
Communications Equipment 1.7%
Cisco Systems, Inc. ................................. United States 475,003 32,955,708
Consumer Finance 1.6%
Capital One Financial Corp. ........................... United States 151,625 32,259,735
Consumer Staples Distribution & Retail 3.3%
Dollar General Corp. ................................. United States 319,275 36,518,675
Target Corp. ....................................... United States 291,288 28,735,561
65,254,236
Containers & Packaging 1.6%
International Paper Co. ............................... United States 667,220 31,245,913
Diversified Telecommunication Services 0.7%
a,b,c
Windstream Holdings, Inc. ............................. United States 643,835 13,611,851
Electric Utilities 3.5%
Entergy Corp. ...................................... United States 373,450 31,041,164
PPL Corp. ......................................... United States 1,156,143 39,181,686
70,222,850
Electronic Equipment, Instruments & Components 1.6%
b
Flex Ltd. .......................................... United States 626,995 31,299,590
Energy Equipment & Services 1.6%
Schlumberger NV ................................... United States 909,555 30,742,959
Entertainment 1.6%
Walt Disney Co. (The) ................................ United States 253,809 31,474,854
Financial Services 6.6%
Apollo Global Management, Inc. ........................ United States 213,861 30,340,460
b
Fiserv, Inc. ........................................ United States 238,045 41,041,338
Global Payments, Inc. ................................ United States 376,623 30,144,905
Voya Financial, Inc. .................................. United States 411,529 29,218,559
130,745,262
Food Products 1.0%
Kellanova ......................................... United States 253,006 20,121,567
Health Care Equipment & Supplies 4.8%
Baxter International, Inc. .............................. United States 919,243 27,834,678
Medtronic plc ...................................... United States 447,578 39,015,374

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. .......................... United States 314,750 $ 28,708,348
95,558,400
Health Care Providers & Services 4.0%
CVS Health Corp. ................................... United States 539,330 37,202,983
Elevance Health, Inc. ................................ United States 107,263 41,721,017
78,924,000
Household Durables 1.7%
DR Horton, Inc. ..................................... United States 263,293 33,943,734
Insurance 3.2%
Hartford Insurance Group, Inc. (The) ..................... United States 264,727 33,585,915
Progressive Corp. (The) .............................. United States 115,541 30,833,271
64,419,186
Interactive Media & Services 2.0%
Alphabet, Inc. , A .................................... United States 220,918 38,932,379
Machinery 2.0%
Dover Corp. ....................................... United States 217,564 39,864,252
Media 3.7%
b
Charter Communications, Inc. , A ........................ United States 109,567 44,792,085
Comcast Corp. , A ................................... United States 799,627 28,538,688
73,330,773
Metals & Mining 2.0%
Reliance, Inc. ...................................... United States 123,076 38,633,556
Oil, Gas & Consumable Fuels 4.7%
Chevron Corp. ..................................... United States 299,999 42,956,857
EOG Resources, Inc. ................................ United States 339,644 40,624,819
Hess Corp. ........................................ United States 68,198 9,448,151
93,029,827
Personal Care Products 1.4%
Kenvue, Inc. ....................................... United States 1,334,408 27,929,159
Pharmaceuticals 5.0%
Merck & Co., Inc. ................................... United States 431,554 34,161,815
Novartis AG , ADR ................................... United States 261,274 31,616,767
Roche Holding AG .................................. United States 100,785 32,898,228
98,676,810
Professional Services 3.2%
KBR, Inc. ......................................... United States 651,276 31,222,172
SS&C Technologies Holdings, Inc. ....................... United States 395,873 32,778,284
64,000,456
Retail REITs 1.8%
Brixmor Property Group, Inc. ........................... United States 1,403,398 36,544,484
Semiconductors & Semiconductor Equipment 1.7%
NXP Semiconductors NV ............................. Netherlands 155,441 33,962,304
Software 3.0%
b
Adobe, Inc. ........................................ United States 82,101 31,763,235

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Gen Digital, Inc. .................................... United States 950,569 $ 27,946,729
59,709,964
Specialized REITs 1.8%
American Tower Corp. ................................ United States 161,754 35,750,869
Specialty Retail 1.4%
b
Ulta Beauty, Inc. .................................... United States 60,745 28,417,726
Tobacco 1.6%
British American Tobacco plc ........................... United Kingdom 655,661 31,174,299
Trading Companies & Distributors 3.8%
AerCap Holdings NV ................................. Ireland 274,475 32,113,575
Ferguson Enterprises, Inc. ............................ United States 200,220 43,597,905
75,711,480
Total Common Stocks (Cost $ 1,388,688,563 ) ..................................
1,842,629,330
Principal
Amount
*
Corporate Bonds 0.2%
Specialty Retail 0.2%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 7,500,000 4,950,000
Total Corporate Bonds (Cost $ 4,840,146 ) .....................................
4,950,000
e
Senior Floating Rate Interests 2.5%
f
Commercial Services & Supplies 1.1%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.08% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 11,067,728 10,453,082
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.33% , ( 3-month SOFR + 5% ), 4/11/29 .................. United States 12,647,954 11,995,192
22,448,274
a a a a a a
Media 0.2%
f
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B , 10.216% , ( 1-month SOFR + 5.775% ), 5/01/29 ..... United States 5,771,000 4,720,187
Professional Services 0.5%
f
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.941% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 8,816,947 8,738,433
Specialty Retail 0.7%
f
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.807% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 15,693,758 13,192,566
Total Senior Floating Rate Interests (Cost $ 49,362,915 ) ........................
49,099,460
Shares
a
Companies in Liquidation 0.0%
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 347,093 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Companies in Liquidation
(continued)
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 6,301,000 $ —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 1,442,891,624 ) ...........................
1,896,678,790
a
Short Term Investments 3.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
h
U.S. Treasury Bills ,
4.23%, 8/14/25 ................................... United States 500,000 497,373
4.25%, 8/21/25 ................................... United States 500,000 496,948
4.22%, 10/02/25 ................................... United States 1,000,000 989,097
4.2%, 10/16/25 ................................... United States 500,000 493,777
2,477,195
Total U.S. Government and Agency Securities (Cost $ 2,478,431 ) ................
2,477,195
Shares
Money Market Funds 3.7%
i,j
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 73,407,811 73,407,811
Total Money Market Funds (Cost $ 73,407,811 ) ................................
73,407,811
Total Short Term Investments (Cost $ 75,886,242 ) ..............................
75,885,006
a
Total Investments (Cost $ 1,518,777,866 ) 99.4% ................................
$1,972,563,796
Other Assets, less Liabilities 0.6% ...........................................
11,636,577
Net Assets 100.0% .........................................................
$1,984,200,373
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
See Note 7 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the value of this security was
$4,950,000, representing 0.2% of net assets.
e
See Note 1(e) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The rate shown represents the yield at period end.
i
See Note 3(e) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
At June 30, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
See Note  8  regarding other derivative information.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 15,856,596 18,238,819 7/14/25 $ 455,044 $ —
Euro ............. BOFA Sell 16,222,499 17,154,221 7/14/25 — (1,971,018)
Euro ............. HSBK Buy 14,740,656 17,013,106 7/14/25 365,139 —
Euro ............. UBSW Buy 3,191,241 3,518,478 7/14/25 243,780 —
Euro ............. UBSW Sell 6,869,092 7,318,829 7/14/25 — (779,368)
Euro ............. WFLA Sell 10,696,904 11,140,276 7/14/25 — (1,470,655)
British Pound ...... BOFA Buy 2,545,048 3,400,413 7/21/25 93,365 —
British Pound ...... UBSW Buy 229,258 296,371 7/21/25 18,348 —
British Pound ...... WFLA Buy 1,097,444 1,394,863 7/21/25 111,679 —
British Pound ...... WFLA Sell 3,871,751 4,737,133 7/21/25 — (577,908)
Total Forward Exchange Contracts ................................................... $1,287,355 $(4,798,949)
Net unrealized appreciation (depreciation) ............................................ $(3,511,594)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 23 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Mutual
Shares VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,445,370,055
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 73,407,811
Value - Unaffiliated issuers .................................................................. $1,899,155,985
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 73,407,811
Cash .................................................................................... 512,707
Receivables:
Capital shares sold ........................................................................ 12,246,041
Dividends and interest ..................................................................... 3,984,984
European Union tax reclaims (Note 1 f ) ......................................................... 417,165
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,287,355
Other assets .............................................................................. 266,331
Total assets .......................................................................... 1,991,278,379
Liabilities:
Payables:
Capital shares redeemed ................................................................... 732,022
Management fees ......................................................................... 1,059,690
Distribution fees .......................................................................... 373,525
Trustees' fees and expenses ................................................................. 1,065
Unrealized depreciation on OTC forward exchange contracts .......................................... 4,798,949
Accrued expenses and other liabilities ........................................................... 112,755
Total liabilities ......................................................................... 7,078,006
Net assets, at value ................................................................. $1,984,200,373
Net assets consist of:
Paid-in capital ............................................................................. $1,217,241,228
Total distributable earnings (losses) ............................................................. 766,959,145
Net assets, at value ................................................................. $1,984,200,373
Franklin Mutual
Shares VIP
Fund
Class 1:
Net assets, at value ....................................................................... $136,242,287
Shares outstanding ........................................................................ 7,622,191
Net asset value and maximum offering price per share
a
............................................. $17.87
Class 2:
Net assets, at value ....................................................................... $1,744,429,269
Shares outstanding ........................................................................ 100,415,394
Net asset value and maximum offering price per share
a
............................................. $17.37
Class 4:
Net assets, at value ....................................................................... $103,528,817
Shares outstanding ........................................................................ 5,882,611
Net asset value and maximum offering price per share
a
............................................. $17.60
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Mutual
Shares VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $653,491)
Unaffiliated issuers ........................................................................ $24,173,558
Non-controlled affiliates (Note 3 e ) ............................................................. 65,669
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (289,024)
Paid in cash
a
........................................................................... 4,313,295
Total investment income ................................................................... 28,263,498
Expenses:
Management fees (Note 3 a ) ................................................................... 6,469,158
Distribution fees: (Note 3c )
Class 2 ................................................................................ 2,107,810
Class 4 ................................................................................ 176,115
Custodian fees ............................................................................ 7,718
Reports to shareholders fees .................................................................. 9,569
Professional fees ........................................................................... 44,761
Trustees' fees and expenses .................................................................. 11,279
Other .................................................................................... 42,762
Total expenses ......................................................................... 8,869,172
Net investment income ................................................................ 19,394,326
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 79,384,998
Foreign currency transactions ................................................................ 61,284
Forward exchange contracts ................................................................. 521,416
Futures contracts ......................................................................... (439,569)
Net realized gain (loss) .................................................................. 79,528,129
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 11,160,487
Translation of other assets and liabilities denominated in foreign currencies .............................. 63,992
Forward exchange contracts ................................................................. (3,841,898)
Futures contracts ......................................................................... (170,174)
Net change in unrealized appreciation (depreciation) ............................................ 7,212,407
Net realized and unrealized gain (loss) ............................................................ 86,740,536
Net increase (decrease) in net assets resulting from operations .......................................... $106,134,862
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Franklin Mutual Shares VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $19,394,326 $39,943,824
Net realized gain (loss) ................................................. 79,528,129 202,502,530
Net change in unrealized appreciation (depreciation) ........................... 7,212,407 (14,540,612)
Net increase (decrease) in net assets resulting from operations ................ 106,134,862 227,905,742
Distributions to shareholders:
Class 1 ............................................................. — (5,489,691)
Class 2 ............................................................. — (73,854,793)
Class 4 ............................................................. — (4,076,319)
Total distributions to shareholders .......................................... — (83,420,803)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (3,430,473) 2,009,309
Class 2 ............................................................. (113,632,907) (245,014,763)
Class 4 ............................................................. (4,881,523) (8,157,788)
Total capital share transactions ............................................ (121,944,903) (251,163,242)
Net increase (decrease) in net assets ................................... (15,810,041) (106,678,303)
Net assets:
Beginning of period ..................................................... 2,000,010,414 2,106,688,717
End of period .......................................................... $1,984,200,373 $2,000,010,414

Franklin Templeton Variable Insurance Products Trust
13
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Mutual Shares VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Shares VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2025, the Fund had OTC
derivatives in a net liability position of $3,876,733.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. Forward exchange
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At June 30,
2025, the Fund had no securities sold short.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Funds. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Sold Short
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 179,103 $3,095,152 274,966 $4,592,561
Shares issued in reinvestment of distributions .......... — — 320,472 5,489,691
Shares redeemed ............................... (376,969) (6,525,625) (472,908) (8,072,943)
Net increase (decrease) .......................... (197,866) $(3,430,473) 122,530 $2,009,309
Class 2 Shares:
Shares sold ................................... 7,145,680 $120,836,120 1,283,854 $20,713,624
Shares issued in reinvestment of distributions .......... — — 4,427,746 73,854,793
Shares redeemed ............................... (14,496,385) (234,469,027) (20,711,479) (339,583,180)
Net increase (decrease) .......................... (7,350,705) $(113,632,907) (14,999,879) $(245,014,763)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.675% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 4 Shares:
Shares sold ................................... 176,129 $2,949,778 381,981 $6,285,760
Shares issued in reinvestment of distributions .......... — — 241,060 4,076,319
Shares redeemed ............................... (462,707) (7,831,301) (1,115,523) (18,519,867)
Net increase (decrease) .......................... (286,578) $(4,881,523) (492,482) $(8,157,788)
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $80,685,393 $(7,277,582) $— $— $73,407,811 73,407,811 $65,669
Total Affiliated Securities ... $— $80,685,393 $(7,277,582) $— $— $73,407,811 $65,669
Cost of investments .......................................................................... $1,534,369,827
Unrealized appreciation ........................................................................ $504,635,024
Unrealized depreciation ........................................................................ (69,952,649)
Net unrealized appreciation (depreciation) .......................................................... $434,682,375
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2025, aggregated $542,103,493 and $702,121,546, respectively.
6. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2025, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
643,835 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 $ 5,263,806 $ 13,611,851
Total Restricted Securities (Value is 0.7% of Net Assets) ............... $5,263,806 $13,611,851
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Shares VIP Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 1,287,355 Unrealized depreciation on OTC
forward exchange contracts
$ 4,798,949
Total .................... $1,287,355 $4,798,949

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
For the period ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2025 , the average month end notional amount of futures contracts represented
$5,038,500 . The average month end contract value of forward exchange contracts was $54,712,686 .
See Note 1(c)  regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Shares VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(439,569) Futures contracts $(170,174)
Forward exchange contracts 521,416 Forward exchange contracts (3,841,898)
Total ....................... $81,847 $(4,012,072)
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... $ 28,624,620 $ — $ — $ 28,624,620
Banks ............................... 162,272,420 39,920,040 — 202,192,460
Building Products ...................... 33,403,381 — — 33,403,381
Capital Markets ........................ 39,960,686 — — 39,960,686
Communications Equipment .............. 32,955,708 — — 32,955,708
Consumer Finance ..................... 32,259,735 — — 32,259,735
Consumer Staples Distribution & Retail ...... 65,254,236 — — 65,254,236
Containers & Packaging ................. 31,245,913 — — 31,245,913
Diversified Telecommunication Services ..... — — 13,611,851 13,611,851
Electric Utilities ........................ 70,222,850 — — 70,222,850
Electronic Equipment, Instruments &
Components ........................ 31,299,590 — — 31,299,590
Energy Equipment & Services ............. 30,742,959 — — 30,742,959
Entertainment ......................... 31,474,854 — — 31,474,854
Financial Services ...................... 130,745,262 — — 130,745,262
Food Products ........................ 20,121,567 — — 20,121,567
Health Care Equipment & Supplies ......... 95,558,400 — — 95,558,400
Health Care Providers & Services .......... 78,924,000 — — 78,924,000
Household Durables .................... 33,943,734 — — 33,943,734
Insurance ............................ 64,419,186 — — 64,419,186
Interactive Media & Services .............. 38,932,379 — — 38,932,379
Machinery ............................ 39,864,252 — — 39,864,252
Media ............................... 73,330,773 — — 73,330,773
Metals & Mining ....................... 38,633,556 — — 38,633,556
Oil, Gas & Consumable Fuels ............. 93,029,827 — — 93,029,827
Personal Care Products ................. 27,929,159 — — 27,929,159
Pharmaceuticals ....................... 65,778,582 32,898,228 — 98,676,810
Professional Services ................... 64,000,456 — — 64,000,456
Retail REITs .......................... 36,544,484 — — 36,544,484
Semiconductors & Semiconductor Equipment . 33,962,304 — — 33,962,304
Software ............................. 59,709,964 — — 59,709,964
Specialized REITs ...................... 35,750,869 — — 35,750,869
Specialty Retail ........................ 28,417,726 — — 28,417,726
Tobacco ............................. — 31,174,299 — 31,174,299
Trading Companies & Distributors .......... 75,711,480 — — 75,711,480
Corporate Bonds ........................ — 4,950,000 — 4,950,000
Senior Floating Rate Interests ............... — 49,099,460 — 49,099,460
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 73,407,811 2,477,195 — 75,885,006
Total Investments in Securities ........... $1,798,432,723 $160,519,222
b
$13,611,851 $1,972,563,796
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,287,355 $— $1,287,355
Total Other Financial Instruments ......... $— $1,287,355 $— $1,287,355
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $4,798,949 $— $4,798,949
Total Other Financial Instruments ......... $— $4,798,949 $— $4,798,949
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
23
franklintempleton.com
Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $103,992,567, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
HSBK
HSBC Bank plc
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Cu r rency
EUR
Euro
GBP
British Pound
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
10. Fair Value Measurements
(continued)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
24
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Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Mutual Advisers, LLC (Manager) and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
25
franklintempleton.com
Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance during the one-
and five-year periods when value underperformed growth and that stock selection in the health care, industrials and energy sectors during the one- and three-year periods was a driver of the Fund’s relative underperformance. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund,

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
26
franklintempleton.com
Semiannual Report
including, among others, ongoing enhancements to the Fund’s investment team and processes. The Board noted that the annualized total return for the one-, three-, five-and 10-year periods was above 5.5%. The Board concluded that the Fund’s
Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board further noted that the Fund’s Management Rate and actual total expense ratio were approximately four basis points and one basis point, respectively, above the medians of the Fund’s Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
27
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Semiannual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund's management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund's shareholders by reducing the Fund's effective management fees as the Fund grows in size. The Board considered management's view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund's management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4846-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Rising Dividends VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 17
Results of Meeting(s) of Shareholders 17
Remuneration Paid to Directors, Officers and Others 17
Board Approval of Management and Subadvisory Agreements 17

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.52 $28.23 $28.18 $36.74 $30.17 $27.90
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.32 0.37 0.35 0.30 0.32
Net realized and unrealized gains (losses) 1.56 2.72 2.98 (4.55) 7.68 3.76
Total from investment operations ........ 1.72 3.04 3.35 (4.20) 7.98 4.08
Less distributions from:
Net investment income .............. (0.31) (0.36) (0.33) (0.35) (0.35) (0.41)
Net realized gains ................. (2.88) (1.39) (2.97) (4.01) (1.06) (1.40)
Total distributions ................... (3.19) (1.75) (3.30) (4.36) (1.41) (1.81)
Net asset value, end of period .......... $28.05 $29.52 $28.23 $28.18 $36.74 $30.17
Total return
c
....................... 6.04% 11.04% 12.39% (10.34)% 27.10% 16.23%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.64% 0.63% 0.65% 0.64% 0.63% 0.65%
Expenses net of waiver and payments by
affiliates .......................... 0.63% 0.63%
e
0.63%
f
0.63%
f
0.63%
e,f
0.65%
e,f
Net investment income ............... 1.07% 1.09% 1.33% 1.18% 0.90% 1.20%
Supplemental data
Net assets , end of period (000’s) ........ $118,581 $119,065 $117,974 $114,787 $141,433 $156,585
Portfolio turnover rate ................ 13.49% 15.36% 10.67% 12.59% 3.92% 12.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.08 $26.93 $27.03 $35.42 $29.14 $26.99
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.24 0.28 0.27 0.21 0.24
Net realized and unrealized gains (losses) 1.49 2.59 2.85 (4.40) 7.41 3.65
Total from investment operations ........ 1.60 2.83 3.13 (4.13) 7.62 3.89
Less distributions from:
Net investment income .............. (0.24) (0.29) (0.26) (0.25) (0.28) (0.33)
Net realized gains ................. (2.88) (1.39) (2.97) (4.01) (1.06) (1.41)
Total distributions ................... (3.12) (1.68) (3.23) (4.26) (1.34) (1.74)
Net asset value, end of period .......... $26.56 $28.08 $26.93 $27.03 $35.42 $29.14
Total return
c
....................... 5.90% 10.79% 12.08% (10.57)% 26.79% 15.97%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.89% 0.88% 0.90% 0.89% 0.88% 0.90%
Expenses net of waiver and payments by
affiliates .......................... 0.88% 0.88%
e
0.88%
f
0.88%
f
0.88%
e,f
0.90%
e,f
Net investment income ............... 0.81% 0.84% 1.08% 0.92% 0.66% 0.95%
Supplemental data
Net assets , end of period (000’s) ........ $1,338,909 $1,289,854 $1,256,587 $1,211,909 $1,513,905 $1,365,745
Portfolio turnover rate ................ 13.49% 15.36% 10.67% 12.59% 3.92% 12.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.11 $26.96 $27.06 $35.49 $29.22 $27.08
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.21 0.26 0.24 0.18 0.22
Net realized and unrealized gains (losses) 1.49 2.60 2.85 (4.41) 7.42 3.65
Total from investment operations ........ 1.59 2.81 3.11 (4.17) 7.60 3.87
Less distributions from:
Net investment income .............. (0.22) (0.27) (0.24) (0.25) (0.27) (0.32)
Net realized gains ................. (2.88) (1.39) (2.97) (4.01) (1.06) (1.41)
Total distributions ................... (3.10) (1.66) (3.21) (4.26) (1.33) (1.73)
Net asset value, end of period .......... $26.60 $28.11 $26.96 $27.06 $35.49 $29.22
Total return
c
....................... 5.85% 10.68% 11.99% (10.68)% 26.63% 15.85%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.99% 0.98% 1.00% 0.99% 0.98% 1.00%
Expenses net of waiver and payments by
affiliates .......................... 0.98% 0.98%
e
0.98%
f
0.98%
f
0.98%
e,f
1.00%
e,f
Net investment income ............... 0.72% 0.74% 0.98% 0.84% 0.56% 0.85%
Supplemental data
Net assets , end of period (000’s) ........ $97,344 $95,479 $83,031 $70,696 $72,589 $51,137
Portfolio turnover rate ................ 13.49% 15.36% 10.67% 12.59% 3.92% 12.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin Rising Dividends VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.9%
Aerospace & Defense 3.6%
General Dynamics Corp. .............................. United States 80,953 $ 23,610,752
RTX Corp. ........................................ United States 221,282 32,311,598
55,922,350
Banks 3.0%
JPMorgan Chase & Co. ............................... United States 159,171 46,145,265
Beverages 1.2%
PepsiCo, Inc. ...................................... United States 136,913 18,077,993
Biotechnology 1.4%
AbbVie, Inc. ....................................... United States 118,521 21,999,868
Building Products 3.2%
Carlisle Cos., Inc. ................................... United States 51,834 19,354,816
Johnson Controls International plc ....................... United States 281,231 29,703,618
49,058,434
Capital Markets 7.3%
Ares Management Corp. , A ............................ United States 117,287 20,314,108
Charles Schwab Corp. (The) ........................... United States 315,160 28,755,199
Morgan Stanley ..................................... United States 228,583 32,198,201
Nasdaq, Inc. ....................................... United States 366,664 32,787,095
114,054,603
Chemicals 6.2%
Air Products and Chemicals, Inc. ........................ United States 64,427 18,172,280
Ecolab, Inc. ........................................ United States 74,513 20,076,783
Linde plc .......................................... United States 95,964 45,024,389
Sherwin-Williams Co. (The) ............................ United States 36,221 12,436,842
95,710,294
Commercial Services & Supplies 1.7%
Cintas Corp. ....................................... United States 115,675 25,780,487
Consumer Staples Distribution & Retail 4.0%
Casey's General Stores, Inc. ........................... United States 28,335 14,458,500
Target Corp. ....................................... United States 58,836 5,804,171
Walmart, Inc. ...................................... United States 424,002 41,458,916
61,721,587
Electric Utilities 1.1%
NextEra Energy, Inc. ................................. United States 252,627 17,537,366
Electrical Equipment 1.6%
nVent Electric plc ................................... United States 344,232 25,214,994
Financial Services 3.4%
Visa, Inc. , A ........................................ United States 148,490 52,721,375
Food Products 0.7%
McCormick & Co., Inc. ............................... United States 152,769 11,582,946
Health Care Equipment & Supplies 6.9%
Abbott Laboratories .................................. United States 253,202 34,438,004
Becton Dickinson & Co. ............................... United States 82,103 14,142,242
STERIS plc ........................................ United States 60,011 14,415,842
Stryker Corp. ...................................... United States 110,967 43,901,874
106,897,962
Health Care Providers & Services 0.2%
UnitedHealth Group, Inc. .............................. United States 10,058 3,137,794

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 1.9%
McDonald's Corp. ................................... United States 102,781 $ 30,029,525
Household Durables 0.5%
DR Horton, Inc. ..................................... United States 63,326 8,163,988
Household Products 2.6%
Colgate-Palmolive Co. ............................... United States 128,887 11,715,828
Procter & Gamble Co. (The) ........................... United States 177,286 28,245,206
39,961,034
Industrial Conglomerates 1.8%
Honeywell International, Inc. ........................... United States 117,753 27,422,319
Insurance 1.7%
Erie Indemnity Co. , A ................................. United States 33,565 11,640,006
Marsh & McLennan Cos., Inc. .......................... United States 68,033 14,874,735
26,514,741
IT Services 2.2%
Accenture plc , A .................................... Ireland 112,125 33,513,041
Life Sciences Tools & Services 1.8%
Danaher Corp. ..................................... United States 89,715 17,722,301
West Pharmaceutical Services, Inc. ...................... United States 47,693 10,435,228
28,157,529
Machinery 1.1%
Parker-Hannifin Corp. ................................ United States 25,213 17,610,524
Oil, Gas & Consumable Fuels 2.6%
Chevron Corp. ..................................... United States 124,029 17,759,712
EOG Resources, Inc. ................................ United States 82,383 9,853,831
Exxon Mobil Corp. ................................... United States 121,401 13,087,028
40,700,571
Pharmaceuticals 2.9%
Eli Lilly & Co. ...................................... United States 25,807 20,117,331
Johnson & Johnson ................................. United States 160,008 24,441,222
44,558,553
Semiconductors & Semiconductor Equipment 9.9%
Analog Devices, Inc. ................................. United States 126,502 30,110,006
Applied Materials, Inc. ................................ United States 55,244 10,113,519
Broadcom, Inc. ..................................... United States 256,893 70,812,556
Texas Instruments, Inc. ............................... United States 208,760 43,342,751
154,378,832
Software 15.3%
Microsoft Corp. ..................................... United States 305,874 152,144,786
Oracle Corp. ....................................... United States 209,506 45,804,297
Roper Technologies, Inc. .............................. United States 71,259 40,392,452
238,341,535
Specialty Retail 3.3%
Lowe's Cos., Inc. .................................... United States 112,865 25,041,357
Ross Stores, Inc. ................................... United States 150,072 19,146,186
Tractor Supply Co. .................................. United States 147,487 7,782,889
51,970,432

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc. ........................................ United States 222,193 $ 45,587,338
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. , B ....................................... United States 96,448 6,851,666
Trading Companies & Distributors 1.5%
WW Grainger, Inc. ................................... United States 22,422 23,324,261
Total Common Stocks (Cost $ 674,898,652 ) ...................................
1,522,649,207
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 32,810,479 32,810,479
Total Money Market Funds (Cost $ 32,810,479 ) ................................
32,810,479
Total Short Term Investments (Cost $ 32,810,479 ) ..............................
32,810,479
a
Total Investments (Cost $ 707,709,131 ) 100.0% ................................
$1,555,459,686
Other Assets, less Liabilities (0.0) %
†
.........................................
(625,606)
Net Assets 100.0% .........................................................
$1,554,834,080
a a a
†
Rounds to less than 0.1% of net assets.
a
See Note 3(e) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Rising
Dividends VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $674,898,652
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 32,810,479
Value - Unaffiliated issuers .................................................................. $1,522,649,207
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 32,810,479
Cash .................................................................................... 432,582
Receivables:
Capital shares sold ........................................................................ 309,910
Dividends ............................................................................... 431,500
Total assets .......................................................................... 1,556,633,678
Liabilities:
Payables:
Capital shares redeemed ................................................................... 683,507
Management fees ......................................................................... 764,165
Distribution fees .......................................................................... 293,778
Trustees' fees and expenses ................................................................. 792
Accrued expenses and other liabilities ........................................................... 57,356
Total liabilities ......................................................................... 1,799,598
Net assets, at value ................................................................. $1,554,834,080
Net assets consist of:
Paid-in capital ............................................................................. $628,203,109
Total distributable earnings (losses) ............................................................. 926,630,971
Net assets, at value ................................................................. $1,554,834,080
Franklin Rising
Dividends VIP
Fund
Class 1:
Net assets, at value ....................................................................... $118,581,104
Shares outstanding ........................................................................ 4,227,592
Net asset value and maximum offering price per share
a
............................................. $28.05
Class 2:
Net assets, at value ....................................................................... $1,338,909,425
Shares outstanding ........................................................................ 50,408,259
Net asset value and maximum offering price per share
a
............................................. $26.56
Class 4:
Net assets, at value ....................................................................... $97,343,551
Shares outstanding ........................................................................ 3,659,233
Net asset value and maximum offering price per share
a
............................................. $26.60
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Rising
Dividends VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $11,648,688
Non-controlled affiliates (Note 3 e ) ............................................................. 649,506
Total investment income ................................................................... 12,298,194
Expenses:
Management fees (Note 3 a ) ................................................................... 4,559,275
Distribution fees: (Note 3c )
Class 2 ................................................................................ 1,555,065
Class 4 ................................................................................ 162,892
Custodian fees ............................................................................ 4,344
Reports to shareholders fees .................................................................. 7,502
Professional fees ........................................................................... 29,417
Trustees' fees and expenses .................................................................. 8,511
Other .................................................................................... 22,310
Total expenses ......................................................................... 6,349,316
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (54,883)
Net expenses ......................................................................... 6,294,433
Net investment income ................................................................ 6,003,761
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 76,350,452
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 684,233
Net realized and unrealized gain (loss) ............................................................ 77,034,685
Net increase (decrease) in net assets resulting from operations .......................................... $83,038,446

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Rising Dividends VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,003,761 $12,941,764
Net realized gain (loss) ................................................. 76,350,452 149,684,225
Net change in unrealized appreciation (depreciation) ........................... 684,233 (8,771,489)
Net increase (decrease) in net assets resulting from operations ................ 83,038,446 153,854,500
Distributions to shareholders:
Class 1 ............................................................. (12,107,990) (7,002,257)
Class 2 ............................................................. (140,081,829) (75,894,877)
Class 4 ............................................................. (10,107,041) (4,949,380)
Total distributions to shareholders .......................................... (162,296,860) (87,846,514)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 4,770,215 (4,421,272)
Class 2 ............................................................. 118,317,861 (23,574,111)
Class 4 ............................................................. 6,606,559 8,793,866
Total capital share transactions ............................................ 129,694,635 (19,201,517)
Net increase (decrease) in net assets ................................... 50,436,221 46,806,469
Net assets:
Beginning of period ..................................................... 1,504,397,859 1,457,591,390
End of period .......................................................... $1,554,834,080 $1,504,397,859

Franklin Templeton Variable Insurance Products Trust
11
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Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Rising Dividends VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Rising Dividends VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
12
franklintempleton.com
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 81,455 $2,388,898 258,522 $7,650,494
Shares issued in reinvestment of distributions .......... 440,130 12,107,990 247,430 7,002,257
Shares redeemed ............................... (327,622) (9,726,673) (652,063) (19,074,023)
Net increase (decrease) .......................... 193,963 $4,770,215 (146,111) $(4,421,272)
Class 2 Shares:
Shares sold ................................... 5,701,364 $160,942,619 3,148,339 $88,223,587
Shares issued in reinvestment of distributions .......... 5,375,358 140,081,829 2,816,136 75,894,877
Shares redeemed ............................... (6,605,601) (182,706,587) (6,685,925) (187,692,575)
Net increase (decrease) .......................... 4,471,121 $118,317,861 (721,450) $(23,574,111)
Class 4 Shares:
Shares sold ................................... 194,248 $5,433,104 651,349 $18,330,061
Shares issued in reinvestment of distributions .......... 387,243 10,107,041 183,310 4,949,380
Shares redeemed ............................... (318,898) (8,933,586) (517,306) (14,485,575)
Net increase (decrease) .......................... 262,593 $6,606,559 317,353 $8,793,866
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.628% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
4. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$195,831,720 and $229,877,948, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.332% $23,716,508 $207,555,067 $(198,461,096) $— $— $32,810,479 32,810,479 $649,506
Total Affiliated Securities ... $23,716,508 $207,555,067 $(198,461,096) $— $— $32,810,479 $649,506
Cost of investments .......................................................................... $710,242,888
Unrealized appreciation ........................................................................ $854,423,401
Unrealized depreciation ........................................................................ (9,206,603)
Net unrealized appreciation (depreciation) .......................................................... $845,216,798
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
8. Operating Segments
The Fund  has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the  Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Templeton Variable Insurance Products Trust
17
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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Rising Dividends VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
18
franklintempleton.com
Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all large-cap core funds underlying variable insurance products
(VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management also explained that, while the
Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in 2022, the Fund’s performance was negatively impacted by an underweight to the “Magnificent Seven” in 2023 and 2024. Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the
Fund was underweight the “Magnificent Seven” as most were either non-dividend paying companies or companies that paid their first dividend in 2024. Management discussed with the Board the actions that are being taken/have been taken in an

Franklin Templeton Variable Insurance Products Trust
19
franklintempleton.com
Semiannual Report
effort to improve the overall performance of the Fund, including, among others, enhancements to its investment process and certain personnel changes. The Board noted that, although below the median, the Fund’s annualized total return was greater than 10.50% for the one-, five- and 10-year periods. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and nine other large-cap core funds underlying VIPs. The Board noted
that the Management Rate for the Fund was above the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was below the median of its Expense Group. The Board further noted that the Management
Rate was less than one basis point above the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

Franklin Templeton Variable Insurance Products Trust
20
franklintempleton.com
Semiannual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4836-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Small Cap Value VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Changes In and Disagreements with Accountants 20
Results of Meeting(s) of Shareholders 20
Remuneration Paid to Directors, Officers and Others 20
Board Approval of Management and Subadvisory Agreements 20

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.32 $14.16 $13.32 $18.43 $15.20 $15.73
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.19 0.17 0.12 0.19 0.20
Net realized and unrealized gains (losses) (0.36) 1.45 1.50 (2.06) 3.71 0.31
Total from investment operations ........ (0.26) 1.64 1.67 (1.94) 3.90 0.51
Less distributions from:
Net investment income .............. (0.19) (0.16) (0.10) (0.21) (0.21) (0.23)
Net realized gains ................. (1.21) (0.32) (0.73) (2.96) (0.46) (0.81)
Total distributions ................... (1.40) (0.48) (0.83) (3.17) (0.67) (1.04)
Net asset value, end of period .......... $13.66 $15.32 $14.16 $13.32 $18.43 $15.20
Total return
c
....................... (1.34)% 12.01% 13.02% (9.82)% 25.67% 5.41%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.65% 0.66% 0.63% 0.66% 0.68%
Expenses net of waiver and payments by
affiliates .......................... 0.65% 0.65%
e
0.65%
f
0.62%
f
0.66%
e
0.68%
e,f
Net investment income ............... 1.33% 1.26% 1.27% 0.82% 1.07% 1.54%
Supplemental data
Net assets , end of period (000’s) ........ $81,090 $85,945 $73,984 $66,574 $73,715 $50,572
Portfolio turnover rate ................ 21.61% 58.70% 65.28% 54.83% 60.41% 69.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.32 $13.27 $12.53 $17.54 $14.50 $15.05
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.14 0.13 0.08 0.14 0.16
Net realized and unrealized gains (losses) (0.33) 1.36 1.41 (1.97) 3.53 0.30
Total from investment operations ........ (0.26) 1.50 1.54 (1.89) 3.67 0.46
Less distributions from:
Net investment income .............. (0.15) (0.13) (0.07) (0.16) (0.17) (0.19)
Net realized gains ................. (1.21) (0.32) (0.73) (2.96) (0.46) (0.82)
Total distributions ................... (1.36) (0.45) (0.80) (3.12) (0.63) (1.01)
Net asset value, end of period .......... $12.70 $14.32 $13.27 $12.53 $17.54 $14.50
Total return
c
....................... (1.43)% 11.71% 12.75% (10.06)% 25.37% 5.19%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.90% 0.91% 0.88% 0.91% 0.93%
Expenses net of waiver and payments by
affiliates .......................... 0.90% 0.90%
e
0.90%
f
0.87%
f
0.91%
e
0.93%
e,f
Net investment income ............... 1.07% 1.01% 1.02% 0.56% 0.83% 1.28%
Supplemental data
Net assets , end of period (000’s) ........ $949,198 $1,002,257 $1,000,793 $943,928 $1,135,623 $1,103,373
Portfolio turnover rate ................ 21.61% 58.70% 65.28% 54.83% 60.41% 69.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.00 $13.88 $13.07 $18.14 $14.99 $15.51
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.13 0.12 0.07 0.13 0.15
Net realized and unrealized gains (losses) (0.36) 1.43 1.48 (2.03) 3.64 0.32
Total from investment operations ........ (0.29) 1.56 1.60 (1.96) 3.77 0.47
Less distributions from:
Net investment income .............. (0.14) (0.12) (0.06) (0.15) (0.16) (0.18)
Net realized gains ................. (1.21) (0.32) (0.73) (2.96) (0.46) (0.81)
Total distributions ................... (1.35) (0.44) (0.79) (3.11) (0.62) (0.99)
Net asset value, end of period .......... $13.36 $15.00 $13.88 $13.07 $18.14 $14.99
Total return
c
....................... (1.57)% 11.60% 12.67% (10.11)% 25.17% 5.13%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.01% 1.00% 1.01% 0.98% 1.01% 1.03%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 1.00%
e
1.00%
f
0.97%
f
1.01%
e
1.03%
e,f
Net investment income ............... 0.98% 0.91% 0.93% 0.47% 0.73% 1.18%
Supplemental data
Net assets , end of period (000’s) ........ $49,566 $50,752 $43,731 $35,519 $38,148 $29,461
Portfolio turnover rate ................ 21.61% 58.70% 65.28% 54.83% 60.41% 69.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin Small Cap Value VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.8%
Aerospace & Defense 7.3%
Babcock International Group plc ........................ United Kingdom 722,656 $ 11,381,776
Melrose Industries plc ................................ United Kingdom 2,469,138 17,983,192
QinetiQ Group plc ................................... United Kingdom 4,708,019 33,312,900
Senior plc ......................................... United Kingdom 6,448,089 16,285,784
78,963,652
Banks 19.4%
Atlantic Union Bankshares Corp. ........................ United States 521,882 16,324,469
Camden National Corp. ............................... United States 257,612 10,453,895
Columbia Banking System, Inc. ......................... United States 1,144,173 26,750,765
First Bancorp ...................................... United States 420,886 18,556,864
First Commonwealth Financial Corp. ..................... United States 684,631 11,111,561
First Interstate BancSystem, Inc. , A ...................... United States 925,635 26,676,801
German American Bancorp, Inc. ........................ United States 298,868 11,509,406
Peoples Bancorp, Inc. ................................ United States 262,878 8,028,294
Seacoast Banking Corp. of Florida ...................... United States 441,625 12,197,682
SouthState Corp. ................................... United States 309,496 28,482,917
TriCo Bancshares ................................... United States 309,914 12,548,418
Washington Trust Bancorp, Inc. ......................... United States 70,403 1,990,997
WSFS Financial Corp. ................................ United States 448,689 24,677,895
209,309,964
Building Products 1.2%
a
American Woodmark Corp. ............................ United States 61,349 3,274,196
UFP Industries, Inc. .................................. United States 98,001 9,737,380
13,011,576
Capital Markets 3.8%
Piper Sandler Cos. .................................. United States 30,739 8,543,598
a,b
Rosebank Industries plc .............................. Jersey 2,077,313 9,610,463
Victory Capital Holdings, Inc. , A ......................... United States 363,817 23,164,228
41,318,289
Chemicals 4.1%
Ashland, Inc. ....................................... United States 20,159 1,013,594
Avient Corp. ....................................... United States 636,129 20,553,328
Elementis plc ...................................... United Kingdom 10,185,228 22,389,349
43,956,271
Commercial Services & Supplies 0.7%
HNI Corp. ......................................... United States 147,122 7,235,460
Construction & Engineering 4.9%
Valmont Industries, Inc. ............................... United States 88,326 28,844,622
WillScot Holdings Corp. ............................... United States 870,241 23,844,603
52,689,225
Consumer Finance 1.6%
Bread Financial Holdings, Inc. .......................... United States 297,041 16,966,982
Diversified REITs 0.7%
Alexander & Baldwin, Inc. ............................. United States 424,602 7,570,654
Electric Utilities 0.8%
IDACORP, Inc. ..................................... United States 71,985 8,310,668
Electrical Equipment 2.0%
Regal Rexnord Corp. ................................ United States 152,126 22,052,185

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 6.9%
Benchmark Electronics, Inc. ........................... United States 398,601 $ 15,477,677
a
Knowles Corp. ..................................... United States 686,996 12,104,869
a
Sanmina Corp. ..................................... United States 281,885 27,576,810
a
TTM Technologies, Inc. ............................... United States 284,465 11,611,861
Vontier Corp. ....................................... United States 220,211 8,125,786
74,897,003
Energy Equipment & Services 1.8%
Hunting plc ........................................ United Kingdom 1,727,831 7,143,136
Liberty Energy, Inc. , A ................................ United States 415,145 4,765,865
Select Water Solutions, Inc. , A .......................... United States 458,530 3,961,699
TechnipFMC plc .................................... United Kingdom 103,898 3,578,247
19,448,947
Ground Transportation 1.5%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 294,803 13,039,137
a
RXO, Inc. ......................................... United States 195,314 3,070,336
16,109,473
Health Care Equipment & Supplies 2.5%
a
Envista Holdings Corp. ............................... United States 1,394,847 27,255,310
Hotels, Restaurants & Leisure 2.8%
Boyd Gaming Corp. ................................. United States 174,835 13,677,342
a
Hilton Grand Vacations, Inc. ........................... United States 402,808 16,728,616
30,405,958
Household Durables 2.5%
Century Communities, Inc. ............................ United States 48,546 2,734,111
La-Z-Boy, Inc. ...................................... United States 63,678 2,366,911
a
M/I Homes, Inc. ..................................... United States 54,436 6,103,364
Meritage Homes Corp. ............................... United States 92,252 6,178,116
a
Taylor Morrison Home Corp. , A ......................... United States 152,899 9,391,057
26,773,559
Industrial REITs 0.4%
STAG Industrial, Inc. ................................. United States 110,648 4,014,309
Insurance 7.9%
CNO Financial Group, Inc. ............................ United States 709,403 27,368,768
Hanover Insurance Group, Inc. (The) ..................... United States 152,068 25,831,791
Horace Mann Educators Corp. ......................... United States 630,819 27,106,293
Selective Insurance Group, Inc. ......................... United States 58,048 5,029,859
a
TWFG, Inc. , A ...................................... United States 1,819 63,665
85,400,376
Leisure Products 2.8%
BRP, Inc. .......................................... United States 30,975 1,503,541
Brunswick Corp. .................................... United States 104,581 5,777,055
a
Mattel, Inc. ........................................ United States 1,184,225 23,352,917
30,633,513
Machinery 7.5%
a
Chart Industries, Inc. ................................. United States 192,314 31,664,500
a
Gates Industrial Corp. plc ............................. United States 939,786 21,643,271
a
Middleby Corp. (The) ................................ United States 92,295 13,290,480

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Mueller Water Products, Inc. , A ......................... United States 595,915 $ 14,325,797
80,924,048
Metals & Mining 3.5%
Commercial Metals Co. ............................... United States 555,841 27,186,183
Ryerson Holding Corp. ............................... United States 494,170 10,659,247
37,845,430
Multi-Utilities 0.9%
Black Hills Corp. .................................... United States 171,289 9,609,313
Oil, Gas & Consumable Fuels 0.4%
Whitecap Resources, Inc. ............................. Canada 724,705 4,869,507
Paper & Forest Products 0.5%
Louisiana-Pacific Corp. ............................... United States 57,947 4,982,863
Retail REITs 0.7%
Kite Realty Group Trust ............................... United States 331,609 7,510,944
Semiconductors & Semiconductor Equipment 0.4%
MKS, Inc. ......................................... United States 48,792 4,847,973
Software 2.9%
a
ACI Worldwide, Inc. .................................. United States 682,707 31,343,078
Specialty Retail 2.2%
Bath & Body Works, Inc. .............................. United States 290,431 8,701,313
Gap, Inc. (The) ..................................... United States 666,162 14,528,993
23,230,306
Textiles, Apparel & Luxury Goods 1.2%
a
Crocs, Inc. ........................................ United States 60,936 6,171,598
Dr. Martens plc ..................................... United Kingdom 6,113,002 6,297,455
12,469,053
Trading Companies & Distributors 2.0%
McGrath RentCorp .................................. United States 187,015 21,686,259
Total Common Stocks (Cost $ 876,391,999 ) ...................................
1,055,642,148
Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.2%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 34,394,900 34,394,900
Total Money Market Funds (Cost $ 34,394,900 ) ................................
34,394,900
Total Short Term Investments (Cost $ 34,394,900 ) ..............................
34,394,900
a
Total Investments (Cost $ 910,786,899 ) 101.0% ................................
$1,090,037,048
Other Assets, less Liabilities (1.0) % .........................................
(10,182,441)
Net Assets 100.0% .........................................................
$1,079,854,607
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
See Abbreviations on Page 19.
a
Non-income producing.
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
c
See Note 3(e) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Small
Cap Value VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $876,391,999
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 34,394,900
Value - Unaffiliated issuers .................................................................. $1,055,642,148
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 34,394,900
Foreign currency, at value (cost $ 99 ) ............................................................ 114
Receivables:
Investment securities sold ................................................................... 224,061
Capital shares sold ........................................................................ 399,758
Dividends ............................................................................... 782,988
Total assets .......................................................................... 1,091,443,969
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,466,689
Capital shares redeemed ................................................................... 1,330,698
Management fees ......................................................................... 550,189
Distribution fees .......................................................................... 203,085
Trustees' fees and expenses ................................................................. 566
Accrued expenses and other liabilities ........................................................... 38,135
Total liabilities ......................................................................... 11,589,362
Net assets, at value ................................................................. $1,079,854,607
Net assets consist of:
Paid-in capital ............................................................................. $888,745,911
Total distributable earnings (losses) ............................................................. 191,108,696
Net assets, at value ................................................................. $1,079,854,607
Franklin Small
Cap Value VIP
Fund
Class 1:
Net assets, at value ....................................................................... $81,090,421
Shares outstanding ........................................................................ 5,936,208
Net asset value and maximum offering price per share
a
............................................. $13.66
Class 2:
Net assets, at value ....................................................................... $949,198,067
Shares outstanding ........................................................................ 74,742,181
Net asset value and maximum offering price per share
a
............................................. $12.70
Class 4:
Net assets, at value ....................................................................... $49,566,119
Shares outstanding ........................................................................ 3,708,868
Net asset value and maximum offering price per share
a
............................................. $13.36
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Small
Cap Value VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $24,366)
Unaffiliated issuers ........................................................................ $10,038,856
Non-controlled affiliates (Note 3 e ) ............................................................. 443,603
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (103)
Non-controlled affiliates (Note 3 e ) ............................................................. 113
Total investment income ................................................................... 10,482,469
Expenses:
Management fees (Note 3 a ) ................................................................... 3,421,098
Distribution fees: (Note 3c )
Class 2 ................................................................................ 1,164,609
Class 4 ................................................................................ 84,724
Custodian fees ............................................................................ 5,579
Reports to shareholders fees .................................................................. 5,275
Professional fees ........................................................................... 28,922
Trustees' fees and expenses .................................................................. 6,157
Other .................................................................................... 16,481
Total expenses ......................................................................... 4,732,845
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (37,052)
Net expenses ......................................................................... 4,695,793
Net investment income ................................................................ 5,786,676
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 14,084,819
Foreign currency transactions ................................................................ 9,494
Net realized gain (loss) .................................................................. 14,094,313
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (37,184,277)
Translation of other assets and liabilities denominated in foreign currencies .............................. (112,285)
Net change in unrealized appreciation (depreciation) ............................................ (37,296,562)
Net realized and unrealized gain (loss) ............................................................ (23,202,249)
Net increase (decrease) in net assets resulting from operations .......................................... $(17,415,573)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Small Cap Value VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,786,676 $11,546,442
Net realized gain (loss) ................................................. 14,094,313 90,587,214
Net change in unrealized appreciation (depreciation) ........................... (37,296,562) 23,210,155
Net increase (decrease) in net assets resulting from operations ................ (17,415,573) 125,343,811
Distributions to shareholders:
Class 1 ............................................................. (7,503,573) (2,641,707)
Class 2 ............................................................. (91,769,192) (32,419,539)
Class 4 ............................................................. (4,530,654) (1,320,637)
Total distributions to shareholders .......................................... (103,803,419) (36,381,883)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 3,821,444 5,326,435
Class 2 ............................................................. 54,004,819 (77,160,727)
Class 4 ............................................................. 4,293,411 3,318,430
Total capital share transactions ............................................ 62,119,674 (68,515,862)
Net increase (decrease) in net assets ................................... (59,099,318) 20,446,066
Net assets:
Beginning of period ..................................................... 1,138,953,925 1,118,507,859
End of period .......................................................... $1,079,854,607 $1,138,953,925

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Small Cap Value VIP Fund
12
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Small Cap Value VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege. The Fund was closed to new insurance company subaccounts effective
June 20, 2021.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2025, the
Fund had no securities on loan.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 341,638 $4,912,254 845,834 $12,345,724
Shares issued in reinvestment of distributions .......... 571,048 7,503,573 191,706 2,641,707
Shares redeemed ............................... (586,528) (8,594,383) (650,804) (9,660,996)
Net increase (decrease) .......................... 326,158 $3,821,444 386,736 $5,326,435
Class 2 Shares:
Shares sold ................................... 2,693,027 $36,367,754 5,273,509 $72,392,392
Shares issued in reinvestment of distributions .......... 7,509,754 91,769,192 2,513,143 32,419,539
Shares redeemed ............................... (5,430,045) (74,132,127) (13,207,091) (181,972,658)
Net increase (decrease) .......................... 4,772,736 $54,004,819 (5,420,439) $(77,160,727)
Class 4 Shares:
Shares sold ................................... 454,121 $6,490,540 788,126 $11,389,636
Shares issued in reinvestment of distributions .......... 352,306 4,530,654 97,753 1,320,637
Shares redeemed ............................... (482,129) (6,727,783) (652,595) (9,391,843)
Net increase (decrease) .......................... 324,298 $4,293,411 233,284 $3,318,430
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $200 million
0.635% Over $200 million, up to and including $700 million
0.600% Over $700 million, up to and including $1.2 billion
0.575% Over $1.2 billion, up to and including $1.3 billion
0.475% In excess of $1.3 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.644% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.332% $17,941,521 $127,657,600 $(111,204,221) $— $— $34,394,900 34,394,900 $443,603
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.332% $— $633,000 $(633,000) $— $— $— — $113
Total Affiliated Securities ... $17,941,521 $128,290,600 $(111,837,221) $— $— $34,394,900 $443,716
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
4. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$228,813,517 and $272,938,383, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Cost of investments .......................................................................... $917,784,413
Unrealized appreciation ........................................................................ $210,434,400
Unrealized depreciation ........................................................................ (38,181,765)
Net unrealized appreciation (depreciation) .......................................................... $172,252,635

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
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Franklin Small Cap Value VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
8. Operating Segments
The Fund  has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the  Fund's financial position or results of operations.
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 16,285,784 $ 62,677,868 $ — $ 78,963,652
Banks ............................... 209,309,964 — — 209,309,964
Building Products ...................... 13,011,576 — — 13,011,576
Capital Markets ........................ 31,707,826 9,610,463 — 41,318,289
Chemicals ........................... 21,566,922 22,389,349 — 43,956,271
Commercial Services & Supplies ........... 7,235,460 — — 7,235,460
Construction & Engineering ............... 52,689,225 — — 52,689,225
Consumer Finance ..................... 16,966,982 — — 16,966,982
Diversified REITs ...................... 7,570,654 — — 7,570,654
Electric Utilities ........................ 8,310,668 — — 8,310,668
Electrical Equipment .................... 22,052,185 — — 22,052,185
Electronic Equipment, Instruments &
Components ........................ 74,897,003 — — 74,897,003
Energy Equipment & Services ............. 12,305,811 7,143,136 — 19,448,947
Ground Transportation .................. 16,109,473 — — 16,109,473
Health Care Equipment & Supplies ......... 27,255,310 — — 27,255,310
Hotels, Restaurants & Leisure ............. 30,405,958 — — 30,405,958
Household Durables .................... 26,773,559 — — 26,773,559
Industrial REITs ....................... 4,014,309 — — 4,014,309
Insurance ............................ 85,400,376 — — 85,400,376
Leisure Products ....................... 30,633,513 — — 30,633,513
Machinery ............................ 80,924,048 — — 80,924,048
Metals & Mining ....................... 37,845,430 — — 37,845,430
Multi-Utilities .......................... 9,609,313 — — 9,609,313
Oil, Gas & Consumable Fuels ............. 4,869,507 — — 4,869,507
Paper & Forest Products ................. 4,982,863 — — 4,982,863
Retail REITs .......................... 7,510,944 — — 7,510,944
Semiconductors & Semiconductor Equipment . 4,847,973 — — 4,847,973
Software ............................. 31,343,078 — — 31,343,078
Specialty Retail ........................ 23,230,306 — — 23,230,306
Textiles, Apparel & Luxury Goods .......... 12,469,053 — — 12,469,053
Trading Companies & Distributors .......... 21,686,259 — — 21,686,259
Short Term Investments ................... 34,394,900 — — 34,394,900
Total Investments in Securities ........... $988,216,232 $101,820,816
a
$— $1,090,037,048
a
Includes foreign securities valued at $101,820,816, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
19
franklintempleton.com
Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
REIT Real Estate Investment Trust
8. Operating Segments
(continued)

Franklin Templeton Variable Insurance Products Trust
20
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Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small Cap Value VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Mutual Advisers, LLC (Manager) and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
21
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Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address areas evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all small-cap value funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, five- and 10-year periods was above the median of its Performance Universe, and for the three-year period was equal to the median of its Performance Universe. The
Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio

Franklin Templeton Variable Insurance Products Trust
22
franklintempleton.com
Semiannual Report
and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund, three other small-cap value funds underlying VIPs and one small-cap core fund underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board also noted the small size of the Fund’s Expense Group and that therefore no quintile information was provided for the Fund. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of

Franklin Templeton Variable Insurance Products Trust
23
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Semiannual Report
potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4848-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Small-Mid Cap
Growth VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Changes In and Disagreements with Accountants 23
Results of Meeting(s) of Shareholders 23
Remuneration Paid to Directors, Officers and Others 23
Board Approval of Management and Subadvisory Agreements 23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.99 $17.06 $13.42 $26.72 $26.99 $19.74
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.01) (0.02) 0.01 (0.03) (0.15) (0.07)
Net realized and unrealized gains (losses) 0.78 1.95 3.63 (9.01) 2.79 9.96
Total from investment operations ........ 0.77 1.93 3.64 (9.04) 2.64 9.89
Less distributions from:
Net realized gains ................. (0.84) — — (4.26) (2.91) (2.64)
Net asset value, end of period .......... $18.92 $18.99 $17.06 $13.42 $26.72 $26.99
Total return
c
....................... 4.13% 11.31% 27.12% (33.52)% 10.25% 55.52%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.83% 0.83% 0.79% 0.83% 0.85%
Expenses net of waiver and payments by
affiliates .......................... 0.82% 0.82% 0.82%
e
0.77%
e
0.82%
e
0.84%
e
Net investment income (loss) .......... (0.16)% (0.13)% 0.09% (0.16)% (0.55)% (0.33)%
Supplemental data
Net assets, end of period (000’s) ........ $75,587 $79,165 $71,742 $60,901 $79,526 $72,039
Portfolio turnover rate ................ 15.17% 31.76% 43.03% 41.30% 43.35% 48.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.79 $13.32 $10.51 $22.39 $23.11 $17.29
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.03) (0.05) (0.02) (0.06) (0.19) (0.11)
Net realized and unrealized gains (losses) 0.61 1.52 2.83 (7.56) 2.38 8.57
Total from investment operations ........ 0.58 1.47 2.81 (7.62) 2.19 8.46
Less distributions from:
Net realized gains ................. (0.84) — — (4.26) (2.91) (2.64)
Net asset value, end of period .......... $14.53 $14.79 $13.32 $10.51 $22.39 $23.11
Total return
c
....................... 4.02% 11.04% 26.74% (33.69)% 10.01% 55.09%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.08% 1.08% 1.08% 1.04% 1.08% 1.10%
Expenses net of waiver and payments by
affiliates .......................... 1.07% 1.07% 1.07%
e
1.02%
e
1.07%
e
1.09%
e
Net investment (loss) ................ (0.41)% (0.38)% (0.16)% (0.43)% (0.80)% (0.61)%
Supplemental data
Net assets, end of period (000’s) ........ $332,866 $337,996 $347,641 $293,545 $472,565 $503,032
Portfolio turnover rate ................ 15.17% 31.76% 43.03% 41.30% 43.35% 48.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.89 $14.33 $11.31 $23.62 $24.26 $18.04
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.04) (0.07) (0.03) (0.07) (0.22) (0.14)
Net realized and unrealized gains (losses) 0.65 1.63 3.05 (7.98) 2.49 9.00
Total from investment operations ........ 0.61 1.56 3.02 (8.05) 2.27 8.86
Less distributions from:
Net realized gains ................. (0.84) — — (4.26) (2.91) (2.64)
Net asset value, end of period .......... $15.66 $15.89 $14.33 $11.31 $23.62 $24.26
Total return
c
....................... 3.99% 10.89% 26.70% (33.76)% 9.86% 55.01%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.18% 1.18% 1.18% 1.14% 1.18% 1.20%
Expenses net of waiver and payments by
affiliates .......................... 1.17% 1.17% 1.17%
e
1.12%
e
1.17%
e
1.19%
e
Net investment (loss) ................ (0.50)% (0.48)% (0.26)% (0.52)% (0.90)% (0.71)%
Supplemental data
Net assets, end of period (000’s) ........ $23,467 $22,352 $22,381 $17,786 $26,518 $25,580
Portfolio turnover rate ................ 15.17% 31.76% 43.03% 41.30% 43.35% 48.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Product
Schedule of Investments (unaudited), June 30, 2025
Franklin Small-Mid Cap Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.3%
Aerospace & Defense 5.1%
a
Axon Enterprise, Inc. ................................. United States 16,300 $ 13,495,422
BWX Technologies, Inc. .............................. United States 38,500 5,546,310
Howmet Aerospace, Inc. .............................. United States 5,600 1,042,328
a
StandardAero, Inc. .................................. United States 61,100 1,933,815
22,017,875
Banks 0.8%
Fifth Third Bancorp .................................. United States 86,300 3,549,519
Biotechnology 3.8%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 17,900 5,837,011
a
Ascendis Pharma A/S , ADR ........................... Denmark 8,600 1,484,360
a
CG oncology, Inc. ................................... United States 42,400 1,102,400
a
Insmed, Inc. ....................................... United States 23,700 2,385,168
a
Natera, Inc. ........................................ United States 34,500 5,828,430
16,637,369
Building Products 0.2%
AAON, Inc. ........................................ United States 9,900 730,125
Capital Markets 9.4%
Ares Management Corp. , A ............................ United States 65,800 11,396,560
Blue Owl Capital, Inc. , A .............................. United States 294,500 5,657,345
LPL Financial Holdings, Inc. ........................... United States 14,800 5,549,556
MSCI, Inc. , A ....................................... United States 13,800 7,959,012
Nasdaq, Inc. ....................................... United States 61,300 5,481,446
Tradeweb Markets, Inc. , A ............................. United States 32,700 4,787,280
40,831,199
Electrical Equipment 2.9%
AMETEK, Inc. ...................................... United States 30,000 5,428,800
Vertiv Holdings Co. , A ................................ United States 54,000 6,934,140
12,362,940
Energy Equipment & Services 0.0%
†
Halliburton Co. ..................................... United States 7,400 150,812
Entertainment 3.4%
a
ROBLOX Corp. , A ................................... United States 139,300 14,654,360
Financial Services 1.7%
a
Block, Inc. , A ....................................... United States 86,100 5,848,773
a
Paymentus Holdings, Inc. , A ........................... United States 41,300 1,352,575
7,201,348
Food Products 0.5%
a
Freshpet, Inc. ...................................... United States 32,500 2,208,700
Ground Transportation 1.4%
Old Dominion Freight Line, Inc. ......................... United States 36,700 5,956,410
Health Care Equipment & Supplies 4.5%
a
Dexcom, Inc. ....................................... United States 104,552 9,126,344
a
IDEXX Laboratories, Inc. .............................. United States 10,250 5,497,485
a
Penumbra, Inc. ..................................... United States 18,460 4,737,390
19,361,219
Health Care Providers & Services 1.4%
Cencora, Inc. ...................................... United States 12,200 3,658,170

Franklin Templeton Variable Insurance Product
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
a
HealthEquity, Inc. ................................... United States 24,800 $ 2,598,048
6,256,218
Health Care Technology 1.9%
a
Veeva Systems, Inc. , A ............................... United States 28,400 8,178,632
Hotels, Restaurants & Leisure 7.9%
a
Cava Group, Inc. .................................... United States 69,000 5,811,870
a
DoorDash, Inc. , A ................................... United States 46,000 11,339,460
Hilton Worldwide Holdings, Inc. ......................... United States 6,700 1,784,478
Marriott International, Inc. , A ........................... United States 4,600 1,256,766
Royal Caribbean Cruises Ltd. .......................... United States 4,500 1,409,130
Texas Roadhouse, Inc. , A ............................. United States 31,800 5,959,638
Wingstop, Inc. ...................................... United States 19,600 6,600,104
34,161,446
Household Durables 1.0%
a
NVR, Inc. ......................................... United States 582 4,298,454
Independent Power and Renewable Electricity Producers 1.6%
Vistra Corp. ........................................ United States 36,800 7,132,208
Industrial REITs 0.5%
Terreno Realty Corp. ................................. United States 37,350 2,094,215
Interactive Media & Services 1.4%
a
Pinterest, Inc. , A .................................... United States 163,900 5,877,454
IT Services 3.6%
a
Cloudflare, Inc. , A ................................... United States 47,700 9,341,091
a
MongoDB, Inc. , A ................................... United States 29,300 6,152,707
15,493,798
Leisure Products 1.3%
a,b,c
Fanatics Holdings, Inc. ............................... United States 94,539 5,764,478
Life Sciences Tools & Services 1.1%
a
Repligen Corp. ..................................... United States 37,400 4,651,812
Machinery 1.2%
Xylem, Inc. ........................................ United States 39,200 5,070,912
Media 2.7%
a
Blaize Events & Media, Inc. ............................ United States 302,809 902,371
a,b
Blaize Events & Media, Inc. ............................ United States 30,660 —
New York Times Co. (The) , A ........................... United States 84,700 4,741,506
a
Trade Desk, Inc. (The) , A .............................. United States 82,600 5,946,374
11,590,251
Oil, Gas & Consumable Fuels 2.5%
Cheniere Energy, Inc. ................................ United States 16,600 4,042,432
Hess Corp. ........................................ United States 29,000 4,017,660
Targa Resources Corp. ............................... United States 16,200 2,820,096
10,880,188
Personal Care Products 0.7%
a
BellRing Brands, Inc. ................................. United States 52,600 3,047,118
Professional Services 4.6%
Paychex, Inc. ...................................... United States 47,600 6,923,896

Franklin Templeton Variable Insurance Product
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
TransUnion ........................................ United States 34,300 $ 3,018,400
Verisk Analytics, Inc. , A ............................... United States 32,700 10,186,050
20,128,346
Residential REITs 0.6%
Equity LifeStyle Properties, Inc. ......................... United States 43,800 2,701,146
Semiconductors & Semiconductor Equipment 4.5%
a
Astera Labs, Inc. .................................... United States 12,400 1,121,208
a,b
Blaize Holdings, Inc. ................................. United States 10,198 —
a
Lattice Semiconductor Corp. ........................... United States 103,255 5,058,462
Monolithic Power Systems, Inc. ......................... United States 10,650 7,789,197
a
Onto Innovation, Inc. ................................. United States 25,500 2,573,715
a
SiTime Corp. ....................................... United States 12,800 2,727,424
19,270,006
Software 13.9%
a
Alkami Technology, Inc. ............................... United States 103,025 3,105,173
a
Arteris, Inc. ........................................ United States 161,800 1,541,954
a
Confluent, Inc. , A .................................... United States 197,000 4,911,210
a
Datadog, Inc. , A .................................... United States 72,300 9,712,059
a
Fair Isaac Corp. .................................... United States 4,700 8,591,412
a
HubSpot, Inc. ...................................... United States 14,200 7,904,146
a
Manhattan Associates, Inc. ............................ United States 25,500 5,035,485
a,b,c
Plaid, Inc. , A ....................................... Japan 3,377 653,488
a
Procore Technologies, Inc. ............................ United States 64,500 4,413,090
a,d
SailPoint, Inc. ...................................... United States 66,600 1,522,476
a
ServiceTitan, Inc. , A ................................. United States 8,000 857,440
a
Synopsys, Inc. ..................................... United States 11,050 5,665,114
a
Tyler Technologies, Inc. ............................... United States 10,200 6,046,968
59,960,015
Specialty Retail 6.5%
a
AutoZone, Inc. ..................................... United States 1,700 6,310,791
a
Boot Barn Holdings, Inc. .............................. United States 8,400 1,276,800
a
Burlington Stores, Inc. ................................ United States 29,100 6,769,824
a
Carvana Co. , A ..................................... United States 8,600 2,897,856
Ross Stores, Inc. ................................... United States 20,900 2,666,422
Tractor Supply Co. .................................. United States 151,485 7,993,863
27,915,556
Trading Companies & Distributors 1.7%
Fastenal Co. ....................................... United States 71,300 2,994,600
United Rentals, Inc. .................................. United States 5,900 4,445,060
7,439,660
Total Common Stocks (Cost $ 270,169,651 ) ...................................
407,573,789
Convertible Preferred Stocks 1.7%
Diversified Consumer Services 0.2%
a,b,c
Newsela, Inc. , D .................................... United States 48,915 909,455
a
Software 1.0%
a,b,c
Benchling, Inc. , F ................................... United States 35,200 439,609
a,b,c
Databricks, Inc. , G .................................. United States 25,878 2,693,905

Franklin Templeton Variable Insurance Product
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Software (continued)
a,b,c
OneTrust LLC , C .................................... United States 82,367 $ 1,294,749
4,428,263
Trading Companies & Distributors 0.5%
a,b,c
Anduril Industries, Inc. , F .............................. United States 45,571 1,863,070
a
Total Convertible Preferred Stocks (Cost $ 6,321,492 ) ..........................
7,200,788
Total Long Term Investments (Cost $ 276,491,143 ) .............................
414,774,577
a
Short Term Investments 3.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.8%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 12,072,595 12,072,595
Total Money Market Funds (Cost $ 12,072,595 ) ................................
12,072,595
g
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 1,422,900 1,422,900
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 1,422,900 ) ..........................................................
1,422,900
Total Short Term Investments (Cost $ 13,495,495 ) ..............................
13,495,495
a
Total Investments (Cost $ 289,986,638 ) 99.1% .................................
$428,270,072
Other Assets, less Liabilities 0.9% ...........................................
3,649,680
Net Assets 100.0% .........................................................
$431,919,752
a a a
See Abbreviations on page 22 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
A portion or all of the security is on loan at June 30, 2025. See Note 1(c).
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Product
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Small-
Mid Cap Growth
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $276,491,143
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 13,495,495
Value - Unaffiliated issuers (Includes securities loaned of $ 1,393,524 ) .................................. $414,774,577
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 13,495,495
Cash .................................................................................... 36,336
Receivables:
Investment securities sold ................................................................... 23,505,672
Capital shares sold ........................................................................ 14,574
Dividends ............................................................................... 166,806
Total assets .......................................................................... 451,993,460
Liabilities:
Payables:
Investment securities purchased .............................................................. 17,829,708
Capital shares redeemed ................................................................... 404,838
Management fees ......................................................................... 276,316
Distribution fees .......................................................................... 73,415
Trustees' fees and expenses ................................................................. 193
Payable upon return of securities loaned (Note 1 c ) .................................................. 1,422,900
Accrued expenses and other liabilities ........................................................... 66,338
Total liabilities ......................................................................... 20,073,708
Net assets, at value ................................................................. $431,919,752
Net assets consist of:
Paid-in capital ............................................................................. $277,969,570
Total distributable earnings (losses) ............................................................. 153,950,182
Net assets, at value ................................................................. $431,919,752
Franklin Small-
Mid Cap Growth
VIP Fund
Class 1:
Net assets, at value ....................................................................... $75,587,020
Shares outstanding ........................................................................ 3,996,101
Net asset value and maximum offering price per share
a
............................................. $18.92
Class 2:
Net assets, at value ....................................................................... $332,865,686
Shares outstanding ........................................................................ 22,911,479
Net asset value and maximum offering price per share
a
............................................. $14.53
Class 4:
Net assets, at value ....................................................................... $23,467,046
Shares outstanding ........................................................................ 1,498,065
Net asset value and maximum offering price per share
a
............................................. $15.66
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Product
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Small-
Mid Cap Growth
VIP Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $1,212,645
Non-controlled affiliates (Note 3 e ) ............................................................. 154,653
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (6,556)
Non-controlled affiliates (Note 3 e ) ............................................................. 12,118
Total investment income ................................................................... 1,372,860
Expenses:
Management fees (Note 3 a ) ................................................................... 1,655,756
Distribution fees: (Note 3c )
Class 2 ................................................................................ 395,201
Class 4 ................................................................................ 38,430
Custodian fees ............................................................................ (703)
Reports to shareholders fees .................................................................. 5,053
Professional fees ........................................................................... 30,820
Trustees' fees and expenses .................................................................. 2,383
Other .................................................................................... 19,635
Total expenses ......................................................................... 2,146,575
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (13,683)
Net expenses ......................................................................... 2,132,892
Net investment income (loss) ............................................................ (760,032)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 18,769,290
Foreign currency transactions ................................................................ 52
Net realized gain (loss) .................................................................. 18,769,342
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,376,742)
Net realized and unrealized gain (loss) ............................................................ 17,392,600
Net increase (decrease) in net assets resulting from operations .......................................... $16,632,568

Franklin Templeton Variable Insurance Product
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Small-Mid Cap Growth VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(760,032) $(1,505,388)
Net realized gain (loss) ................................................. 18,769,342 32,500,409
Net change in unrealized appreciation (depreciation) ........................... (1,376,742) 15,586,726
Net increase (decrease) in net assets resulting from operations ................ 16,632,568 46,581,747
Distributions to shareholders:
Class 1 ............................................................. (3,452,903) —
Class 2 ............................................................. (18,316,419) —
Class 4 ............................................................. (1,205,092) —
Total distributions to shareholders .......................................... (22,974,414) —
Capital share transactions: (Note 2 )
Class 1 ............................................................. (3,454,167) (794,489)
Class 2 ............................................................. 828,567 (45,470,128)
Class 4 ............................................................. 1,374,320 (2,567,436)
Total capital share transactions ............................................ (1,251,280) (48,832,053)
Net increase (decrease) in net assets ................................... (7,593,126) (2,250,306)
Net assets:
Beginning of period ..................................................... 439,512,878 441,763,184
End of period .......................................................... $431,919,752 $439,512,878

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
12
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Small-Mid Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers
three classes of shares: Class 1, Class 2 and Class 4. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 170,400 $3,117,207 628,612 $11,154,647
Shares issued in reinvestment of distributions .......... 187,250 3,452,903 — —
Shares redeemed ............................... (531,194) (10,024,277) (665,146) (11,949,136)
Net increase (decrease) .......................... (173,544) $(3,454,167) (36,534) $(794,489)
Class 2 Shares:
Shares sold ................................... 1,068,179 $15,429,998 793,547 $11,063,745
Shares issued in reinvestment of distributions .......... 1,292,620 18,316,419 — —
Shares redeemed ............................... (2,297,400) (32,917,850) (4,039,161) (56,533,873)
Net increase (decrease) .......................... 63,399 $828,567 (3,245,614) $(45,470,128)
Class 4 Shares:
Shares sold ................................... 120,124 $1,852,593 217,567 $3,222,163
Shares issued in reinvestment of distributions .......... 78,867 1,205,092 — —
Shares redeemed ............................... (107,302) (1,683,365) (373,263) (5,789,599)
Net increase (decrease) .......................... 91,689 $1,374,320 (155,696) $(2,567,436)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.800% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.800% Up to and including $500 million
0.700% Over $500 million, up to and including $1 billion
0.650% Over $1 billion, up to and including $1.5 billion
0.600% Over $1.5 billion, up to and including $6.5 billion
0.575% Over $6.5 billion, up to and including $11.5 billion
0.550% Over $11.5 billion, up to and including $16.5 billion
0.540% Over $16.5 billion, up to and including $19 billion
0.530% Over $19 billion, up to and including $21.5 billion
0.520% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
4. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, corporate actions and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$62,629,694 and $99,670,443, respectively.
At June 30, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,422,900 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $5,387,512 $38,982,418 $(32,297,335) $— $— $12,072,595 12,072,595 $154,653
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $339,200 $11,593,211 $(10,509,511) $— $— $1,422,900 1,422,900 $12,118
Total Affiliated Securities ... $5,726,712 $50,575,629 $(42,806,846) $— $— $13,495,495 $166,771
Cost of investments .......................................................................... $292,216,509
Unrealized appreciation ........................................................................ $149,907,139
Unrealized depreciation ........................................................................ (13,853,576)
Net unrealized appreciation (depreciation) .......................................................... $136,053,563
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
At June 30, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Shares Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
45,571 Anduril Industries, Inc., F ...................... 7/17/24 $ 990,559 $ 1,863,070
35,200 Benchling, Inc., F ............................ 10/20/21 1,150,910 439,609
25,878 Databricks, Inc., G ........................... 2/01/21 1,529,975 2,693,905
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 5,764,478
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 909,455
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,241 1,294,749
3,377 Plaid, Inc., A ................................ 3/31/25 688,829 653,488
Total Restricted Securities (Value is 3.2% of Net Assets) ............... $8,680,060 $13,618,754
6. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
19
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 22,017,875 $ — $ — $ 22,017,875
Banks ............................... 3,549,519 — — 3,549,519
Biotechnology ......................... 16,637,369 — — 16,637,369
Building Products ...................... 730,125 — — 730,125
Capital Markets ........................ 40,831,199 — — 40,831,199
Electrical Equipment .................... 12,362,940 — — 12,362,940
Energy Equipment & Services ............. 150,812 — — 150,812
Entertainment ......................... 14,654,360 — — 14,654,360
Financial Services ...................... 7,201,348 — — 7,201,348
Food Products ........................ 2,208,700 — — 2,208,700
Ground Transportation .................. 5,956,410 — — 5,956,410
Health Care Equipment & Supplies ......... 19,361,219 — — 19,361,219
Health Care Providers & Services .......... 6,256,218 — — 6,256,218
Health Care Technology ................. 8,178,632 — — 8,178,632
Hotels, Restaurants & Leisure ............. 34,161,446 — — 34,161,446
Household Durables .................... 4,298,454 — — 4,298,454
Independent Power and Renewable Electricity
Producers .......................... 7,132,208 — — 7,132,208
Industrial REITs ....................... 2,094,215 — — 2,094,215
Interactive Media & Services .............. 5,877,454 — — 5,877,454
IT Services ........................... 15,493,798 — — 15,493,798
Leisure Products ....................... — — 5,764,478 5,764,478
Life Sciences Tools & Services ............ 4,651,812 — — 4,651,812
Machinery ............................ 5,070,912 — — 5,070,912
Media ............................... 11,590,251 — —
a
11,590,251
Oil, Gas & Consumable Fuels ............. 10,880,188 — — 10,880,188
Personal Care Products ................. 3,047,118 — — 3,047,118
Professional Services ................... 20,128,346 — — 20,128,346
Residential REITs ...................... 2,701,146 — — 2,701,146
Semiconductors & Semiconductor Equipment . 19,270,006 — —
a
19,270,006
Software ............................. 59,306,527 — 653,488 59,960,015
Specialty Retail ........................ 27,915,556 — — 27,915,556
Trading Companies & Distributors .......... 7,439,660 — — 7,439,660
Convertible Preferred Stocks ................ — — 7,200,788 7,200,788
Short Term Investments ................... 13,495,495 — — 13,495,495
Total Investments in Securities ........... $414,651,318 $— $13,618,754 $428,270,072
a
Includes financial instruments determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2025, the reconciliation is as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 6,108,687 $ — $ — $ — $ — $ — $ — $ (344,209) $ 5,764,478 $ (344,209)
Media ........... — —
c
— — — — — — —
c
—
Semiconductors &
Semiconductor
Equipment ....... — —
c
— — — — — — —
c
—
Software .......... — 688,829 — — — — — (35,341) 653,488 (35,341)
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 892,289 — — — — — — 17,166 909,455 17,166
Software .......... 6,288,594 — (2,553,999) — — — — 693,668 4,428,263 376,949
Trading Companies &
Distributors ...... 990,559 — — — — — — 872,511 1,863,070 872,511
Warrants :
Software .......... 52,261
c
— (7)
c
— — — — (52,254) — —
Convertible Bonds :
Software .......... 436,363 — (195,400) — — — — (240,963) — —
Corporate Bonds :
Software .......... 187,279 — (64,369) — — — — (122,910) — —
Total Investments in
Securities ............ $14,956,032 $688,829 $(2,813,775) $— $— $— $— $787,668 $13,618,754 $887,076
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
21
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2025, are as follows:
Abbreviations List
EV - Enterprise value
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
..............
$5,764,478 Market comparables Discount for lack of
marketability
12.8% Decrease
EV / revenue multiple 3.3x Increase
Revenue $8.7 bil increase
Trade Price $60.9 Increase
Convertible Preferred Stocks:
Software. . . . . . . . . . . . . . . . . . . . . . 2,693,905 Market comparables Discount for lack of marketability
7.5% Decrease
EV / revenue multiple 21.0x Increase
Revenue $3.9 bil Increase
Trade Price $92.5 Increase
All Other Investments
.............
5,160,371
b,c
Total
..........................
$13,618,754
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
22
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
9. Operating Segments
(continued)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small-Mid Cap Growth VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
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Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the five-year period was equal to the median of its Performance Universe, but for the one-, three- and 10-year periods was below the median of its Performance Universe.
The Board discussed the Fund’s performance with management and management explained that the primary driver of the
Fund’s one- and three-year underperformance was stock selection in the consumer discretionary, information technology, financials, communication services and energy sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
25
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Semiannual Report
to the investment process and changes to the Fund’s portfolio positioning. The Board noted that, although below the median, the Fund’s annualized total return for the one-year period was 11.31%. The Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund, 11 other mid-cap growth funds underlying VIPs and one multi-cap growth fund underlying VIPs. The Board noted that the Management Rate was equal to the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
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Semiannual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4842-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
Strategic Income VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 34
Notes to Financial Statements 38
Changes In and Disagreements with Accountants 55
Results of Meeting(s) of Shareholders 55
Remuneration Paid to Directors, Officers and Others 55
Board Approval of Management and Subadvisory Agreements 55

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021
*
2020
a
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.35 $9.39 $9.09 $10.64 $10.76 $10.93
Income from investment operations
b
:
Net investment income
c
............. 0.23 0.43 0.43 0.37 0.33 0.36
Net realized and unrealized gains (losses) 0.13 (0.04) 0.31 (1.49) (0.08) 0.01
Total from investment operations ........ 0.36 0.39 0.74 (1.12) 0.25 0.37
Less distributions from:
Net investment income .............. (0.47) (0.43) (0.44) (0.43) (0.37) (0.54)
Net realized gains ................. (—)
d
— — — — —
Net asset value, end of period .......... $9.24 $9.35 $9.39 $9.09 $10.64 $10.76
Total return
e
....................... 3.94% 4.32% 8.37% (10.46)% 2.28% 3.75%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.79% 0.84% 0.77% 0.78% 0.75%
Expenses net of waiver and payments by
affiliates .......................... 0.79% 0.78% 0.79%
g
0.70%
g
0.74%
g
0.73%
g
Net investment income ............... 4.81% 4.55% 4.67% 3.84% 3.11% 3.46%
Supplemental data
Net assets, end of period (000’s) ........ $169,263 $172,517 $182,461 $189,767 $248,352 $261,409
Portfolio turnover rate ................ 58.19% 86.89%
h
59.05% 63.64% 58.28%
h
114.19%
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 27.23% 37.38%
h
58.37% 63.64% 43.00%
h
73.45%
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f) for prior year information.
i
See Note 1(g) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021
*
2020
a
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.95 $9.01 $8.73 $10.23 $10.36 $10.55
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.39 0.39 0.33 0.29 0.33
Net realized and unrealized gains (losses) 0.14 (0.04) 0.31 (1.43) (0.07) —
d
Total from investment operations ........ 0.34 0.35 0.70 (1.10) 0.22 0.33
Less distributions from:
Net investment income .............. (0.45) (0.41) (0.42) (0.40) (0.35) (0.52)
Net realized gains ................. (—)
d
— — — — —
Net asset value, end of period .......... $8.84 $8.95 $9.01 $8.73 $10.23 $10.36
Total return
e
....................... 3.84% 4.02% 8.18% (10.75)% 2.11% 3.43%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.04% 1.09% 1.02% 1.03% 1.01%
Expenses net of waiver and payments by
affiliates .......................... 1.04% 1.03% 1.04%
g
0.95%
g
0.99%
g
0.99%
g
Net investment income ............... 4.56% 4.30% 4.42% 3.59% 2.86% 3.23%
Supplemental data
Net assets, end of period (000’s) ........ $68,554 $68,010 $73,436 $73,617 $89,733 $100,758
Portfolio turnover rate ................ 58.19% 86.89%
h
59.05% 63.64% 58.28%
h
114.19%
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 27.23% 37.38%
h
58.37% 63.64% 43.00%
h
73.45%
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f) for prior year information.
i
See Note 1(g) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021
*
2020
a
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.27 $9.31 $9.01 $10.54 $10.66 $10.83
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.39 0.39 0.33 0.29 0.32
Net realized and unrealized gains (losses) 0.13 (0.03) 0.31 (1.47) (0.07) 0.01
Total from investment operations ........ 0.34 0.36 0.70 (1.14) 0.22 0.33
Less distributions from:
Net investment income .............. (0.43) (0.40) (0.40) (0.39) (0.34) (0.50)
Net realized gains ................. (—)
d
— — — — —
Net asset value, end of period .......... $9.18 $9.27 $9.31 $9.01 $10.54 $10.66
Total return
e
....................... 3.77% 3.98% 7.99% (10.84)% 2.06% 3.34%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.14% 1.19% 1.12% 1.13% 1.10%
Expenses net of waiver and payments by
affiliates .......................... 1.14% 1.13% 1.14%
g
1.05%
g
1.09%
g
1.09%
g
Net investment income ............... 4.45% 4.20% 4.31% 3.48% 2.76% 3.12%
Supplemental data
Net assets, end of period (000’s) ........ $32,089 $35,001 $36,147 $37,419 $50,381 $51,709
Portfolio turnover rate ................ 58.19% 86.89%
h
59.05% 63.64% 58.28%
h
114.19%
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 27.23% 37.38%
h
58.37% 63.64% 43.00%
h
73.45%
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f) for prior year information.
i
See Note 1(g) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin Strategic Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd. , A ....................... South Africa 14,792,309 $ —
a,b,c
K2016470219 South Africa Ltd. , B ....................... South Africa 1,472,041 —
—
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 30,412 1,125
Machinery 0.0%
†
a
UTEX Industries, Inc. ................................ United States 1,757 82,010
Oil, Gas & Consumable Fuels 0.0%
†
b
Amplify Energy Corp. ................................ United States 431 1,379
Birch Permian Holdings, Inc. ........................... United States 4,478 23,545
24,924
Total Common Stocks (Cost $ 1,107,537 ) .....................................
108,059
Management Investment Companies 1.0%
Capital Markets 1.0%
a,d,e
Franklin BSP Real Estate Debt BDC ..................... United States 98,171 2,681,647
Total Management Investment Companies (Cost $ 2,554,118 ) ...................
2,681,647
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc. , 12/05/25 ......................... United States 150 1
Total Warrants (Cost $ 132 ) .................................................
1
Principal
Amount
*
Corporate Bonds 55.3%
Aerospace & Defense 1.2%
f
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 200,000 206,172
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 150,000 154,824
Boeing Co. (The) ,
Senior Bond , 3.625% , 2/01/31 ........................ United States 700,000 659,797
Senior Note , 5.15% , 5/01/30 ......................... United States 700,000 712,993
f
Bombardier, Inc. ,
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 375,000 390,988
Senior Note , 144A, 6.75% , 6/15/33 .................... Canada 250,000 259,363
f
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 600,000 608,032
Howmet Aerospace, Inc. , Senior Note , 4.85% , 10/15/31 .......
United States 250,000 253,492
3,245,661
Automobile Components 0.3%
f
Adient Global Holdings Ltd. ,
Senior Note , 144A, 7.5% , 2/15/33 ..................... United States 250,000 255,872
Senior Secured Note , 144A, 7% , 4/15/28 ................ United States 200,000 206,291
f
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 600,000 465,382
927,545

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles 0.4%
f
Hyundai Capital America ,
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 150,000 $ 152,904
Senior Note , 144A, 4.75% , 9/26/31 .................... United States 500,000 494,041
f
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 400,000 398,483
1,045,428
Banks 6.9%
f
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 250,000 255,501
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 .........
Spain 300,000 267,305
Bank of America Corp. ,
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 800,000 787,485
Senior Note , 4.376% to 4/26/27, FRN thereafter , 4/27/28 .... United States 1,000,000 1,000,161
f
BNP Paribas SA , Senior Preferred Note , 144A, 5.176% to
1/08/29, FRN thereafter , 1/09/30 ...................... France 1,000,000 1,021,104
f
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 800,000 773,766
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ......................................... United States 1,600,000 1,603,669
Fifth Third Bancorp , Senior Note , 5.631% to 1/28/31, FRN
thereafter , 1/29/32 ................................. United States 800,000 832,778
HSBC Holdings plc ,
Senior Bond , 2.848% to 6/03/30, FRN thereafter , 6/04/31 ... United Kingdom 800,000 731,310
Senior Bond , 2.357% to 8/17/30, FRN thereafter , 8/18/31 ... United Kingdom 300,000 266,513
Senior Note , 5.21% to 8/10/27, FRN thereafter , 8/11/28 ..... United Kingdom 550,000 557,876
Huntington Bancshares, Inc. , Senior Bond , 5.709% to 2/01/34,
FRN thereafter , 2/02/35 ............................. United States 800,000 817,880
JPMorgan Chase & Co. ,
Senior Bond , 3.2% , 6/15/26 .......................... United States 1,213,000 1,201,623
Senior Bond , 2.522% to 4/21/30, FRN thereafter , 4/22/31 ... United States 1,000,000 914,531
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 300,000 307,208
KeyBank NA , Senior Note , 4.15% , 8/08/25 ................
United States 500,000 499,641
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 500,000 519,287
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 800,000 777,229
f
Societe Generale SA ,
Senior Non-Preferred Bond , 144A, 2.889% to 6/08/31, FRN
thereafter , 6/09/32 ................................. France 800,000 706,065
Senior Non-Preferred Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................. France 700,000 681,473
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ...
Canada 1,000,000 1,009,905
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 ................................ United States 800,000 803,347
f
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 500,000 453,089
Wells Fargo & Co. ,
Senior Note , 4.54% to 8/14/25, FRN thereafter , 8/15/26 ..... United States 500,000 499,905
Senior Note , 6.303% to 10/22/28, FRN thereafter , 10/23/29 .. United States 800,000 845,649
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 450,000 461,029
18,595,329

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 0.2%
f
Primo Water Holdings, Inc. / Triton Water Holdings, Inc. , Senior
Secured Note , 144A, 4.375% , 4/30/29 .................. United States 500,000 $ 485,257
Biotechnology 0.5%
Amgen, Inc. ,
Senior Bond , 4.2% , 3/01/33 .......................... United States 400,000 384,110
Senior Bond , 5.25% , 3/02/33 ......................... United States 700,000 717,061
f
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 200,000 192,390
1,293,561
Broadline Retail 0.1%
a ,f ,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 1,036,360 —
a ,f ,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 564,697 —
f
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 400,000 401,179
401,179
Building Products 0.6%
f
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 50,000 50,468
f
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 300,000 307,885
Owens Corning , Senior Bond , 5.7% , 6/15/34 ...............
United States 800,000 831,317
f
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 100,000 103,245
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 150,000 154,342
f
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 100,000 102,528
f
Standard Industries, Inc. , Senior Bond , 144A, 3.375% , 1/15/31 . United States 200,000 179,502
1,729,287
Capital Markets 2.7%
Deutsche Bank AG , Senior Preferred Note , 5.371% , 9/09/27 ...
Germany 800,000 820,760
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.383% to 7/20/31, FRN thereafter , 7/21/32 ... United States 370,000 323,239
Senior Note , 4.387% to 6/14/26, FRN thereafter , 6/15/27 .... United States 300,000 299,607
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .. United States 1,000,000 968,519
f
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 750,000 757,628
Morgan Stanley ,
Senior Bond , 3.591% , 7/22/28 ........................ United States 809,000 794,991
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 200,000 204,690
f
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............. United States 1,200,000 1,052,417
f
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 250,000 256,940
f ,h
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 150,000 151,630
f
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 300,000 314,664
UBS Group AG ,
Senior Note , 4.55% , 4/17/26 ......................... Switzerland 400,000 400,128
f
Senior Note , 144A, 6.373% to 7/14/25, FRN thereafter , 7/15/26 Switzerland 300,000 300,282
f
Senior Note , 144A, 5.711% to 1/11/26, FRN thereafter , 1/12/27 Switzerland 700,000 704,272
7,349,767
Chemicals 0.8%
f
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 200,000 201,995

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
f
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 300,000 $ 311,691
f
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 800,000 776,392
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 150,000 153,881
f ,i
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 United States 364,651 321,551
f
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 300,000 322,110
2,087,620
Commercial Services & Supplies 1.7%
f
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 500,000 522,791
f
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 200,000 189,513
f
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 1,000,000 969,464
Republic Services, Inc. , Senior Note , 5.15% , 3/15/35 .........
United States 800,000 816,068
f
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 400,000 400,302
f
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 150,000 162,562
Waste Management, Inc. , Senior Note , 3.875% , 1/15/29 ......
United States 1,000,000 988,062
f
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 100,000 104,062
f
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 500,000 520,925
4,673,749
Communications Equipment 0.3%
Motorola Solutions, Inc. , Senior Bond , 5.4% , 4/15/34 .........
United States 800,000 816,232
Construction & Engineering 0.3%
f
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ........... United States 800,000 774,503
Consumer Finance 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 800,000 705,907
Capital One Financial Corp. , Senior Bond , 5.268% to 5/09/32,
FRN thereafter , 5/10/33 ............................. United States 900,000 908,195
f
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 600,000 621,626
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 200,000 196,869
Senior Note , 9% , 1/15/29 ........................... United States 400,000 419,719
2,852,316
Consumer Staples Distribution & Retail 0.2%
f
US Foods, Inc. ,
Senior Note , 144A, 6.875% , 9/15/28 ................... United States 300,000 310,567
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 100,000 100,145
410,712
Containers & Packaging 0.7%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 .................... United States 600,000 268,041
Senior Secured Note , 144A, 2.125% , 8/15/26 ............ United States 200,000 EUR 225,816
f
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 650,000 667,481
f
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 425,000 434,808

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ..................
United States 400,000 $ 349,967
1,946,113
Distributors 0.1%
f
RB Global Holdings, Inc. ,
Senior Note , 144A, 7.75% , 3/15/31 .................... Canada 275,000 289,440
Senior Secured Note , 144A, 6.75% , 3/15/28 ............. Canada 75,000 77,027
366,467
Diversified Consumer Services 0.3%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 800,000 777,891
Diversified REITs 0.3%
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 400,000 382,908
VICI Properties LP , Senior Note , 5.625% , 4/01/35 ...........
United States 450,000 454,317
837,225
Diversified Telecommunication Services 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 .................................... United States 300,000 279,560
f
IHS Holding Ltd. , Senior Note , 144A, 8.25% , 11/29/31 ........ Nigeria 200,000 202,460
f
Iliad Holding SASU ,
Senior Secured Note , 144A, 7% , 10/15/28 ............... France 600,000 611,432
Senior Secured Note , 144A, 7% , 4/15/32 ................ France 525,000 538,561
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ..
United States 1,000,000 862,355
f
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 400,000 372,006
2,866,374
Electric Utilities 2.2%
f
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 200,000 206,209
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 ...........
United States 600,000 544,679
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 100,000 103,193
f
Energo-Pro A/S , Senior Note , 144A, 11% , 11/02/28 .......... Czech Republic 200,000 214,572
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ................
United States 1,300,000 1,279,385
f
NRG Energy, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........ United States 275,000 276,728
Southern Co. (The) ,
Senior Bond , 4.4% , 7/01/46 .......................... United States 400,000 333,675
Senior Note , 5.5% , 3/15/29 .......................... United States 700,000 728,990
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 .
United States 85,000 91,560
f
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 1,100,000 1,072,828
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 500,000 492,841
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 .............
United States 500,000 510,356
5,855,016
Electrical Equipment 0.1%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 .................
United States 200,000 194,051
Electronic Equipment, Instruments & Components 0.4%
f
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 800,000 765,082

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electronic Equipment, Instruments & Components (continued)
f
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 300,000 $ 308,685
1,073,767
Energy Equipment & Services 0.8%
f
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 400,000 413,023
f
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 600,000 621,031
f
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 500,000 371,799
Transocean, Inc. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 100,000 70,405
f
Senior Note , 144A, 8.25% , 5/15/29 .................... United States 100,000 92,533
f
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 480,000 493,996
2,062,787
Entertainment 0.2%
f
Banijay Entertainment SAS ,
Senior Secured Note , 144A, 7% , 5/01/29 ................ France 300,000 EUR 370,001
Senior Secured Note , 144A, 8.125% , 5/01/29 ............ France 32,323 33,561
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 ....
United States 300,000 241,500
645,062
Financial Services 1.4%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 500,000 526,615
f
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 450,000 455,207
f
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 ........ Ireland 400,000 423,396
f
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 United States 700,000 698,782
f
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 600,000 609,835
f
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 400,000 408,361
f
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 .......... United States 400,000 369,027
f
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 150,000 153,668
3,644,891
Food Products 1.1%
f ,i
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 104,195 109,338
f
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 100,000 104,331
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 2.5% , 1/15/27 .......................... United States 500,000 486,699
Senior Note , 3% , 2/02/29 ........................... United States 200,000 190,133
Senior Note , 3.625% , 1/15/32 ........................ United States 400,000 366,232
Kraft Heinz Foods Co. , Senior Bond , 5.4% , 3/15/35 ..........
United States 800,000 811,114
f
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............... United States 945,000 956,794
3,024,641
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ..
United States 300,000 201,001
Ground Transportation 1.2%
f
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 200,000 204,796
f ,h
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 120,000 122,619
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 550,000 458,744
f
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 500,000 470,360

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
f
SMBC Aviation Capital Finance DAC , Senior Bond , 144A, 5.7% ,
7/25/33 ......................................... Ireland 800,000 $ 820,693
f
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 200,000 207,130
f
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 300,000 313,817
f
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 600,000 629,263
3,227,422
Health Care Equipment & Supplies 0.7%
f
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 800,000 836,000
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ......
United States 500,000 465,573
f
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 United States 600,000 621,109
1,922,682
Health Care Providers & Services 2.5%
f
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.625% , 3/15/27 ............ United States 500,000 492,803
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 200,000 192,535
Cigna Group (The) , Senior Bond , 5.25% , 2/15/34 ...........
United States 800,000 813,054
f
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 200,000 207,323
CVS Health Corp. ,
Senior Bond , 1.75% , 8/21/30 ......................... United States 400,000 345,858
Senior Bond , 5.3% , 6/01/33 .......................... United States 500,000 504,440
Senior Bond , 2.7% , 8/21/40 .......................... United States 600,000 414,650
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 800,000 767,037
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 ...................
United States 1,300,000 1,229,726
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 200,000 204,507
f
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 700,000 672,273
f
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, 5.75% , 12/31/30 ............ United States 45,013 37,118
i
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 68,893 66,919
i
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 320,092 239,036
Tenet Healthcare Corp. , Senior Secured Note , 6.125% , 6/15/30 .
United States 500,000 509,317
6,696,596
Health Care REITs 0.6%
Alexandria Real Estate Equities, Inc. ,
Senior Bond , 1.875% , 2/01/33 ........................ United States 1,000,000 799,955
Senior Bond , 5.25% , 5/15/36 ......................... United States 250,000 245,486
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 5% , 10/15/27 .......................... United States 400,000 369,811
Senior Bond , 3.5% , 3/15/31 .......................... United States 300,000 212,379
f
Senior Secured Note , 144A, 8.5% , 2/15/32 .............. United States 100,000 104,736
1,732,367
Health Care Technology 0.2%
f
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 650,000 667,854
Hotel & Resort REITs 0.5%
f
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 200,000 201,212
f
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 700,000 720,385

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs (continued)
f
XHR LP ,
Senior Note , 144A, 6.625% , 5/15/30 ................... United States 125,000 $ 127,515
Senior Secured Note , 144A, 4.875% , 6/01/29 ............ United States 400,000 387,911
1,437,023
Hotels, Restaurants & Leisure 2.2%
f
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 700,000 653,043
f
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Czech Republic 600,000 626,453
f
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 900,000 859,662
Senior Note , 144A, 6% , 10/15/32 ..................... United States 100,000 98,134
f
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 1,000,000 1,017,565
f
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 500,000 461,803
f
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 500,000 489,762
f
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 300,000 306,676
f
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 100,000 100,674
Senior Note , 144A, 6% , 2/01/33 ...................... United States 600,000 611,941
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Bond , 144A, 5.125% , 10/01/29 .................. United States 500,000 496,729
Senior Note , 144A, 7.125% , 2/15/31 ................... United States 300,000 320,126
6,042,568
Household Durables 0.5%
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 50,000 48,766
Senior Note , 6.625% , 5/15/32 ........................ United States 50,000 47,823
f
Senior Note , 144A, 8.5% , 6/01/28 ..................... United States 200,000 210,542
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 640,000 621,409
f
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 500,000 484,616
1,413,156
Household Products 0.1%
f
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 United States 400,000 371,790
Independent Power and Renewable Electricity Producers 1.4%
f
AES Andes SA , Senior Note , 144A, 6.3% , 3/15/29 ........... Chile 400,000 411,543
f
Atlantica Sustainable Infrastructure Ltd. , Senior Note , 144A,
4.125% , 6/15/28 ................................... Spain 900,000 861,060
f
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% ,
2/15/31 ......................................... United States 500,000 459,459
Constellation Energy Generation LLC , Senior Bond , 6.125% ,
1/15/34 ......................................... United States 200,000 215,525
f
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 934,346
f
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625% ,
6/01/30 ......................................... United States 800,000 857,865
3,739,798
Insurance 2.7%
f
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 300,000 313,068

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
f
Acrisure LLC / Acrisure Finance, Inc., (continued)
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 500,000 $ 516,842
f
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 100,000 103,206
Senior Secured Note , 144A, 6.75% , 4/15/28 ............. United States 600,000 610,338
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 200,000 207,033
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .......
United States 1,000,000 729,724
Arthur J Gallagher & Co. , Senior Note , 5% , 2/15/32 ..........
United States 250,000 253,599
Brown & Brown, Inc. , Senior Bond , 5.65% , 6/11/34 ..........
United States 800,000 822,181
f
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 United States 200,000 209,161
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 200,000 206,330
f
Metropolitan Life Global Funding I ,
Secured Note , 144A, 5.05% , 1/06/28 ................... United States 1,100,000 1,123,157
Secured Note , 144A, 4.3% , 8/25/29 .................... United States 300,000 298,914
f
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ......................................... United States 600,000 612,174
f
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 700,000 722,500
f
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 400,000 429,245
7,157,472
Interactive Media & Services 0.1%
f
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 200,000 205,350
IT Services 0.6%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 900,000 867,998
f
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 425,000 419,033
f
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 300,000 314,660
1,601,691
Machinery 0.6%
f
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 400,000 382,779
f
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 300,000 307,533
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 300,000 306,095
f
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 700,000 701,887
1,698,294
Media 2.1%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 2.8% , 4/01/31 ............................... United States 1,300,000 1,159,656
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Secured Note , 144A, 5.125% , 8/15/27 ............ United States 200,000 197,850
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 200,000 206,631
Comcast Corp. , Senior Bond , 4.8% , 5/15/33 ...............
United States 600,000 599,028
f
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ..... United States 200,000 138,752
f
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 700,000 698,153
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ..................
United States 500,000 541,150
f
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 400,000 417,560
f
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 500,000 477,911

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Paramount Global , Senior Bond , 4.2% , 5/19/32 .............
United States 800,000 $ 730,468
f
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 500,000 505,543
5,672,702
Metals & Mining 0.8%
f
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 275,000 259,576
f
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ......... United States 400,000 376,157
f
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 300,000 287,646
Senior Note , 144A, 3.25% , 11/15/26 ................... United States 300,000 295,395
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 100,000 103,456
f
POSCO , Senior Note , 144A, 5.625% , 1/17/26 .............. South Korea 850,000 853,946
2,176,176
Multi-Utilities 0.6%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .......
United States 1,150,000 1,104,538
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 600,000 609,008
1,713,546
Oil, Gas & Consumable Fuels 5.2%
f
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 900,000 804,166
f
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .. United States 598,000 614,354
f
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25% , 7/15/29 .............. United States 400,000 412,000
f
Civitas Resources, Inc. ,
Senior Note , 144A, 8.625% , 11/01/30 .................. United States 100,000 101,605
Senior Note , 144A, 8.75% , 7/01/31 .................... United States 400,000 404,944
f
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 350,000 261,268
f
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.375% , 1/15/33 ................... United States 150,000 143,518
h
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 330,000 330,432
f
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ..... United States 700,000 670,771
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 1,200,000 1,249,681
Energy Transfer LP ,
Senior Bond , 3.75% , 5/15/30 ......................... United States 200,000 191,970
f
Senior Note , 144A, 6% , 2/01/29 ...................... United States 400,000 406,478
f
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ...... United Kingdom 200,000 197,875
f
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 300,000 304,659
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 300,000 308,724
f
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6.25% , 4/15/32 ................................... United States 200,000 191,156
f
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 400,000 403,668
f
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 800,000 807,288
f
Kraken Oil & Gas Partners LLC , Senior Note , 144A, 7.625% ,
8/15/29 ......................................... United States 200,000 196,654
MPLX LP , Senior Bond , 5.4% , 4/01/35 ....................
United States 500,000 496,598
f
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 202,151
f ,h
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 240,000 238,500
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% ,
5/15/30 ......................................... United States 1,600,000 1,597,915

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6% , 4/15/27 ........................... United States 500,000 $ 500,176
Senior Note , 4.5% , 5/15/29 .......................... United States 900,000 874,369
f
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 300,000 277,895
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 300,000 283,052
f
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 700,000 727,546
f
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 200,000 216,658
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 200,000 214,304
f
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ...... United States 400,000 424,740
14,055,115
Passenger Airlines 0.7%
f
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 900,000 899,773
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.5% , 10/20/25 ............................... United States 184,000 183,580
f
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ..... United States 320,000 320,620
f
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 200,000 208,421
f
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 United States 143,097 142,240
1,754,634
Personal Care Products 0.2%
f
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 625,000 638,289
Pharmaceuticals 0.9%
f
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 889,000 880,940
f
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 400,000 423,923
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 345,000 344,103
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ............
United States 500,000 376,794
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ................................... Israel 300,000 301,953
2,327,713
Professional Services 0.1%
f
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 225,000 232,470
Real Estate Management & Development 0.2%
f
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 500,000 504,140
Residential REITs 0.3%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 ...
United States 500,000 449,329
Essex Portfolio LP , Senior Bond , 5.375% , 4/01/35 ...........
United States 300,000 304,625
753,954
Semiconductors & Semiconductor Equipment 0.3%
f
Foundry JV Holdco LLC , Senior Secured Bond , 144A, 6.25% ,
1/25/35 ......................................... United States 800,000 841,182
Software 0.7%
f
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 150,000 154,401
f
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 800,000 756,291

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Oracle Corp. , Senior Bond , 4.3% , 7/08/34 .................
United States 900,000 $ 855,199
1,765,891
Specialized REITs 0.3%
f
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ......... United States 900,000 932,279
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC / EMC Corp. , Senior Bond , 5.4% , 4/15/34
United States 900,000 916,948
f
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 300,000 305,229
1,222,177
Textiles, Apparel & Luxury Goods 0.3%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 400,000 403,001
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 200,000 200,878
f
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 170,000 172,585
776,464
Tobacco 0.3%
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 800,000 826,499
Trading Companies & Distributors 0.9%
f
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 United States 400,000 425,576
f
Herc Holdings, Inc. ,
Senior Note , 144A, 7% , 6/15/30 ...................... United States 200,000 208,997
Senior Note , 144A, 7.25% , 6/15/33 .................... United States 100,000 104,845
f
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 450,000 464,716
f
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 500,000 515,636
f
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 700,000 721,057
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 100,000 104,042
2,544,869
Transportation Infrastructure 0.0%
†
f ,j
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, 2 .89% ,
9/30/36 ......................................... United States 153,333 111,270
Wireless Telecommunication Services 0.9%
f
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 500,000 503,189
a ,j
Digicel Group Holdings Ltd. ,
29 .233% , 11/17/33 ................................ Bermuda 29,663 938
26 .68% , 11/17/33 ................................. Bermuda 10,459 1,282
T-Mobile USA, Inc. , Senior Note , 3.875% , 4/15/30 ...........
United States 1,300,000 1,262,981
f
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 600,000 641,697
2,410,087
Total Corporate Bonds (Cost $ 151,551,360 ) ...................................
149,356,952

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests 2.4%
Air Freight & Logistics 0.1%
l
Rand Parent LLC, First Lien, CME Term Loan, B , 7.299% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 130,905 $ 130,387
l
Automobile Components 0.1%
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 7.077% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 80,000 80,175
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 8.191% , ( 1-month SOFR + 3.75% ), 10/04/28 ........ United States 36,512 35,029
First Brands Group LLC, First Lien, 2021 CME Term Loan ,
9.541% , ( 3-month SOFR + 5% ), 3/30/27 ................ United States 77,899 73,812
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
13.041% , ( 3-month SOFR + 8.5% ), 3/30/28 .............. United States 107,744 97,509
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan , 7.827% , ( 1-month SOFR + 3.5% ), 2/13/30 ...... United States 45,375 45,715
332,240
a a a a a a
Automobiles 0.0%
†
l
American Trailer World Corp., First Lien, CME Term Loan, B ,
8.177% , ( 1-month SOFR + 3.75% ), 3/03/28 .............. United States 78,730 64,649
Beverages 0.0%
†
l
Primo Brands Corp., First Lien, 2025 Refinancing CME Term
Loan , 6.549% , ( 3-month SOFR + 2.25% ), 3/31/28 ......... United States 55,573 55,835
Broadline Retail 0.0%
†
l
Peer Holding III BV, First Lien, CME Term Loan, B5B , 6.799% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 51,110 51,449
l
Building Products 0.1%
AZZ, Inc., First Lien, Initial CME Term Loan , 6.827% , ( 1-month
SOFR + 2.5% ), 5/14/29 ............................. United States 31,558 31,789
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C ,
8.812% , ( 1-month SOFR + 4.5% ), 5/15/31 ............... United States 122,671 104,884
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.827% , ( 1-month SOFR + 2.5% ), 8/04/31 .. United States 35,237 35,224
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 6.577% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 42,201 42,240
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 6.577% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 27,517 27,514
241,651
a a a a a a
l
Capital Markets 0.1%
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing CME Term
Loan, B , 7.424% , ( 12-month SOFR + 3.25% ), 7/31/28 ...... United States 59,924 59,907
Citadel Securities Global Holdings LLC, First Lien, 2024 CME
Term Loan , 6.327% , ( 1-month SOFR + 2% ), 10/31/31 ...... United States 42,314 42,534
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan , 7.327% , ( 1-month SOFR + 3% ), 4/07/28 ... United States 25,731 25,788
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2 ,
7.296% , ( 3-month SOFR + 3% ), 3/05/29 ................ United States 118,500 118,735
h
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
6.333% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 72,001 71,993
318,957
a a a a a a
l
Chemicals 0.2%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 7.077% ,
( 1-month SOFR + 2.75% ), 9/09/31 ..................... United States 25,469 25,485

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
l
Chemicals (continued)
Albaugh LLC, First Lien, Initial CME Term Loan , 8.077% ,
( 1-month SOFR + 3.75% ), 4/06/29 ..................... United States 39,591 $ 39,442
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.864% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 50,408 49,463
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan ,
7.577% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 83,706 80,441
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
8.677% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 41,764 38,998
Lummus Technology Holdings V LLC, First Lien, Amendment No.
2 Refinancing CME Term Loan, B , 7.327% , ( 1-month SOFR +
3% ), 12/31/29 .................................... United States 29,661 29,786
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.55% , ( 3-month SOFR + 3.25% ), 4/03/28 ... Netherlands 51,824 52,131
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 7.28% , ( 3-month SOFR + 3% ), 1/31/29 .............. United States 42,195 42,258
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.642% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 59,117 51,781
409,785
a a a a a a
l
Commercial Services & Supplies 0.1%
Allied Universal Holdco LLC, First Lien, Initial USD CME Term
Loan , 8.177% , ( 1-month SOFR + 3.75% ), 5/12/28 ......... United States 66,218 66,608
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 8.577% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 108,455 95,576
162,184
a a a a a a
Communications Equipment 0.0%
†
h,l
Viavi Solutions, Inc., First Lien, CME Term Loan, B , 6.325% ,
( 12-month SOFR + 2.5% ), 6/11/32 ..................... United States 24,221 24,259
Construction & Engineering 0.0%
†
l
Radar Bidco SARL, First Lien, USD CME Term Loan, B2 , 7.785% ,
( 3-month SOFR + 3.5% ), 4/04/31 ...................... Luxembourg 41,666 41,965
Consumer Finance 0.1%
l
Neon Maple US Debt Mergersub, Inc., First Lien, Term Loan, B1 ,
7.327% , ( 1-month SOFR + 3% ), 11/17/31 ................ United States 122,754 123,099
l
Containers & Packaging 0.1%
Berlin Packaging LLC, First Lien, 2024-2 Replacement CME Term
Loan , 7.821% , ( 3-month SOFR + 3.5% ), 6/09/31 .......... United States 119,200 119,763
Charter Next Generation, Inc., First Lien, 2024 Replacement CME
Term Loan , 7.061% , ( 1-month SOFR + 2.75% ), 11/29/30 .... United States 41,889 42,086
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.227% , ( 6-month SOFR + 4.725% ), 2/09/26 ...... Luxembourg 145,593 135,089
296,938
a a a a a a
Distributors 0.0%
†
l
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 8.296% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 72,503 72,847
l
Electric Utilities 0.0%
†
h
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
6.327% , ( 1-month SOFR + 2% ), 9/30/31 ................ United States 64,059 64,048
h
Astoria Energy LLC, First Lien, CME Term Loan, B , 6.825% ,
( 12-month SOFR + 3% ), 6/14/32 ...................... United States 21,117 21,174
85,222
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
Electrical Equipment 0.0%
†
l
Indicor LLC, First Lien, Dollar CME Term Loan, D , 7.046% ,
( 3-month SOFR + 2.75% ), 11/22/29 .................... United States 80,954 $ 80,893
Entertainment 0.0%
†
l
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 7.191% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 43,464 42,832
Financial Services 0.0%
†
h,l
GC Ferry Acquisition I, Inc., First Lien, CME Term Loan , 7.566% ,
( 12-month SOFR + 3.5% ), 6/02/32 ..................... United States 56,472 55,554
l
Food Products 0.1%
Aspire Bakeries Holdings LLC, First Lien, Initial CME Term Loan ,
8.577% , ( 1-month SOFR + 4.25% ), 12/22/30 ............. United States 43,896 44,122
Froneri International Ltd., First Lien, CME Term Loan, B4 ,
6.237% , ( 6-month SOFR + 2% ), 9/30/31 ................ United Kingdom 116,704 115,684
Primary Products Finance LLC, First Lien, 2024 Second
Replacement CME Term Loan, B , 7.535% , ( 3-month SOFR +
3.25% ), 4/02/29 ................................... United States 72,837 72,571
232,377
a a a a a a
l
Ground Transportation 0.1%
Albion Financing 3 SARL, First Lien, 2025 Amended USD CME
Term Loan , 7.321% , ( 3-month SOFR + 3% ), 8/16/29 ....... Luxembourg 14,076 14,116
First Student Bidco, Inc., First Lien, CME Term Loan, B , 6.796% ,
( 3-month SOFR + 2.5% ), 7/21/28 ...................... United States 21,817 21,854
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C ,
6.796% , ( 3-month SOFR + 2.5% ), 7/21/28 ............... United States 6,686 6,698
i
LaserShip, Inc., First Lien, CME Term Loan, B1 , PIK, 6.057% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 35,223 20,660
i
LaserShip, Inc., First Lien, CME Term Loan, D , PIK, 6.057% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 25,506 7,330
WWEX UNI TopCo Holdings LLC, First Lien, Initial CME Term
Loan , 8.299% , ( 3-month SOFR + 4% ), 7/26/28 ............ United States 59,537 59,613
130,271
a a a a a a
Health Care Equipment & Supplies 0.0%
†
h,l
Bausch + Lomb Corp., First Lien, Initial CME Term Loan , 7.679% ,
( 1-month SOFR + 3.25% ), 5/10/27 ..................... United States 75,000 74,962
l
Health Care Providers & Services 0.1%
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan , 8.564% , ( 1-month SOFR + 4.25% ), 2/11/28 ......... United States 65,125 65,212
CNT Holdings I Corp., First Lien, 2025 Replacement CME Term
Loan , 6.78% , ( 3-month SOFR + 2.5% ), 11/08/32 .......... United States 27,797 27,897
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.88% , ( 3-month SOFR + 3.5% ), 11/01/28 ............... United States 67,174 36,197
Pacific Dental Services, Inc., First Lien, CME Term Loan , 7.068% ,
( 1-month SOFR + 2.75% ), 3/17/31 ..................... United States 42,261 42,348
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 , 6.827% ,
( 1-month SOFR + 2.5% ), 2/21/31 ...................... United States 49,501 49,720
Surgery Center Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.077% , ( 1-month SOFR + 2.75% ), 12/19/30 .... United States 6,078 6,107
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
8.689% , ( 1-month SOFR + 4.25% ), 10/02/28 ............. United States 102,297 101,227

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
l
Health Care Providers & Services (continued)
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
6.577% , ( 1-month SOFR + 2.25% ), 10/22/29 ............. United States 19,702 $ 19,800
348,508
a a a a a a
l
Hotels, Restaurants & Leisure 0.2%
Bally's Corp., First Lien, CME Term Loan, B , 7.784% , ( 3-month
SOFR + 3.25% ), 10/02/28 ........................... United States 73,299 65,053
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 6.577% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 43,140 43,172
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B , 7.563% , ( 3-month SOFR + 3.25% ), 6/29/29 ....... United States 33,645 32,693
Entain plc, First Lien, CME Term Loan, B3 , 7.016% , ( 6-month
SOFR + 2.75% ), 10/31/29 ........................... United Kingdom 49,500 49,752
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan ,
8.077% , ( 1-month SOFR + 3.75% ), 1/28/32 .............. United States 64,225 64,225
Golden State Foods LLC, First Lien, Initial CME Term Loan ,
8.561% , ( 1-month SOFR + 4.25% ), 12/04/31 ............. United States 33,645 33,849
h
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
9.074% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 66,658 65,258
Ontario Gaming GTA LP, First Lien, CME Term Loan, B , 8.549% ,
( 3-month SOFR + 4.25% ), 8/01/30 ..................... Canada 20,916 20,743
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 7.285% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 128,866 128,904
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B , 6.827% , ( 1-month SOFR + 2.5% ), 8/03/28 ........ United States 78,027 78,149
581,798
a a a a a a
l
Household Durables 0.0%
†
h
Bingo Holdings I LLC, First Lien, CME Term Loan , 8.575% ,
( 12-month SOFR + 4.75% ), 6/11/32 .................... United States 50,000 49,297
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 7.546% ,
( 3-month SOFR + 3.25% ), 1/16/32 ..................... Netherlands 68,997 68,839
118,136
a a a a a a
l
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan , 6.327% , ( 1-month SOFR + 2% ), 7/19/30 ... United States 50,000 50,062
Calpine Corp., First Lien, 2024 CME Term Loan , 6.077% ,
( 1-month SOFR + 1.75% ), 1/31/31 ..................... United States 49,875 49,926
99,988
a a a a a a
l
Insurance 0.2%
h
Acrisure LLC, First Lien, 2025 Refinancing CME Term Loan, B ,
7.568% , ( 1-month SOFR + 3.25% ), 6/21/32 .............. United States 29,197 29,197
Acrisure LLC, First Lien, CME Term Loan, B6 , 7.327% , ( 1-month
SOFR + 3% ), 11/06/30 .............................. United States 29,486 29,451
AssuredPartners, Inc., First Lien, 2024 CME Term Loan , 7.827% ,
( 1-month SOFR + 3.5% ), 2/14/31 ...................... United States 81,705 82,002
Asurion LLC, First Lien, New CME Term Loan, B10 , 8.427% ,
( 1-month SOFR + 4% ), 8/21/28 ....................... United States 24,885 24,576
Asurion LLC, First Lien, New CME Term Loan, B11 , 8.677% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 9,079 8,995
Asurion LLC, Second Lien, New CME Term Loan, B4 , 9.691% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 60,815 56,582
Broadstreet Partners, Inc., First Lien, 2024 CME Term Loan, B ,
7.327% , ( 1-month SOFR + 3% ), 6/16/31 ................ United States 121,962 122,246

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
l
Insurance (continued)
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 7.327% , ( 1-month SOFR + 3% ), 7/31/31 ... United States 68,993 $ 69,319
422,368
a a a a a a
l
IT Services 0.1%
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan ,
7.827% , ( 1-month SOFR + 3.5% ), 6/27/31 ............... United States 71,673 71,942
Kaseya, Inc., First Lien, Initial CME Term Loan , 7.577% , ( 1-month
SOFR + 3.25% ), 3/05/32 ............................ United States 79,800 80,205
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
8.577% , ( 1-month SOFR + 4.25% ), 5/03/28 .............. United States 15,798 14,851
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
8.577% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 10,693 9,319
176,317
a a a a a a
l
Machinery 0.1%
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 8.824% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 118,496 116,228
h
SunSource Borrower LLC, First Lien, First Refinancing CME Term
Loan , 8.427% , ( 1-month SOFR + 4% ), 3/25/31 ............ United States 75,037 74,015
190,243
a a a a a a
l
Media 0.1%
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan , 7.83% , ( 3-month SOFR + 3.5% ), 3/24/31 ........... United States 52,258 52,444
Gray Media, Inc., First Lien, CME Term Loan, D , 7.439% ,
( 1-month SOFR + 3% ), 12/01/28 ...................... United States 80,296 77,951
h
Wasserman Media Group LLC, First Lien, Initial CME Term Loan ,
7.321% , ( 1-month SOFR + 3% ), 6/11/32 ................. United States 25,714 25,779
156,174
a a a a a a
l
Oil, Gas & Consumable Fuels 0.1%
EPIC Crude Services LP, First Lien, CME Term Loan , 7.256% ,
( 3-month SOFR + 3% ), 10/15/31 ...................... United States 74,579 74,921
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
6.827% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 83,651 84,101
159,022
a a a a a a
l
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.522% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 30,773 30,617
American Airlines, Inc., First Lien, Initial CME Term Loan , 6.507% ,
( 6-month SOFR + 2.25% ), 6/04/29 ..................... United States 64,000 63,503
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan ,
6.269% , ( 3-month SOFR + 2% ), 10/01/31 ................ United States 68,131 68,574
United Airlines, Inc., First Lien, CME Term Loan, B , 6.275% ,
( 3-month SOFR + 2% ), 2/24/31 ....................... United States 44,197 44,349
207,043
a a a a a a
Professional Services 0.0%
†
l
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan , 8.002% , ( 3-month SOFR + 3.75% ), 7/18/31 ......... United States 41,603 41,369
l
Software 0.1%
Adeia, Inc., First Lien, Initial CME Term Loan, B6 , 6.827% ,
( 1-month SOFR + 2.5% ), 6/08/28 ...................... United States 98,140 98,508

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
l
Software (continued)
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan , 7.546% , ( 3-month SOFR + 3.25% ), 7/06/29 ......... United States 59,550 $ 49,876
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan , 8.307% ,
( 3-month SOFR + 4% ), 12/09/31 ...................... United States 23,753 23,820
ConnectWise LLC, First Lien, Initial CME Term Loan , 8.057% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 44,988 45,274
Imprivata, Inc., First Lien, 2024 Refinancing CME Term Loan ,
7.78% , ( 3-month SOFR + 3.5% ), 12/01/27 ............... United States 28,652 28,817
McAfee Corp., First Lien, CME Term Loan, B1 , 7.316% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 66,572 64,790
311,085
a a a a a a
l
Specialty Retail 0.2%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan , 8.052% ,
( 3-month SOFR + 3.75% ), 4/26/28 ..................... United States 43,920 43,962
i
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
10.427% , ( 1-month SOFR + 6% ), 10/07/26 ............... United States 316,647 215,320
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
7.577% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 46,347 46,354
Petco Health & Wellness Co., Inc., First Lien, Initial CME Term
Loan , 7.807% , ( 3-month SOFR + 3.25% ), 3/03/28 ......... United States 75,000 69,288
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 8.191% ,
( 1-month SOFR + 3.75% ), 1/31/28 ..................... United States 64,730 58,184
Restoration Hardware, Inc., First Lien, 2022 Incremental CME
Term Loan , 7.677% , ( 1-month SOFR + 3.25% ), 10/20/28 .... United States 88,895 86,957
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.577% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 79,910 79,595
599,660
a a a a a a
l
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.776% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 59,585 56,041
Hanesbrands, Inc., First Lien, CME Term Loan, B , 7.077% ,
( 1-month SOFR + 2.75% ), 3/08/32 ..................... United States 57,887 58,110
114,151
a a a a a a
Total Senior Floating Rate Interests (Cost $ 6,753,900 ) .........................
6,554,218
m
Marketplace Loans 0.3%
a
Financial Services 0.3%
a a a a a a
Total Marketplace Loans (Cost $ 1,019,925 ) ...................................
876,567
Foreign Government and Agency Securities 4.9%
f
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 400,000 346,503
f
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 410,000 EUR 413,562
Brazil Government Bond , Senior Bond , 3.875% , 6/12/30 ......
Brazil 810,000 764,701
f
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 100,000 97,861
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 140,000 EUR 171,145
f
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 260,000 EUR 240,454
Chile Government Bond , Senior Bond , 5.65% , 1/13/37 .......
Chile 400,000 413,040
Colombia Government Bond , Senior Bond , 8% , 11/14/35 ......
Colombia 470,000 473,191
f
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 460,000 474,025

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
f
Dominican Republic Government Bond , Senior Bond , Reg S, 6% ,
7/19/28 .........................................
Dominican
Republic 620,000 $ 630,850
Ecopetrol SA , Senior Bond , 8.875% , 1/13/33 ...............
Colombia 160,000 165,169
f
Egypt Government Bond , Senior Note , 144A, 8.625% , 2/04/30 . Egypt 490,000 495,941
f
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 200,000 206,109
f
Gabon Government Bond , Senior Bond , 144A, 6.625% , 2/06/31 Gabon 260,000 207,591
f
Guatemala Government Bond , Senior Note , 144A, 7.05% ,
10/04/32 ........................................ Guatemala 600,000 638,859
f
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 400,000 403,747
f
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 280,000 281,101
f
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 292,500 289,979
f
Ivory Coast Government Bond , Senior Bond , Reg S, 4.875% ,
1/30/32 ......................................... Ivory Coast 400,000 EUR 423,014
f
Jordan Government Bond , Senior Note , 144A, 7.5% , 1/13/29 .. Jordan 200,000 205,628
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 400,000 347,000
f
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 220,000 EUR 257,013
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 200,000 213,308
f
Paraguay Government Bond , Senior Bond , Reg S, 4.95% ,
4/28/31 ......................................... Paraguay 660,000 657,096
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 340,000 305,371
Petroleos Mexicanos , Senior Note , 10% , 2/07/33 ............
Mexico 335,000 358,873
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 400,000 414,907
f
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 400,000 383,669
f
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 320,000 EUR 359,976
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 500,000 483,641
f
Serbia Government Bond ,
Senior Bond , Reg S, 6.5% , 9/26/33 .................... Serbia 230,000 242,485
Senior Note , 144A, 6.25% , 5/26/28 ..................... Serbia 380,000 393,186
South Africa Government Bond , Senior Bond , 5.875% , 4/20/32 .
South Africa 400,000 392,071
f
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 200,000 202,881
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 410,000 455,248
f
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 400,000 412,358
Total Foreign Government and Agency Securities (Cost $ 12,870,426 ) ............
13,221,553
U.S. Government and Agency Securities 15.6%
FFCB , 2.1%, 2/25/36 .................................
United States 805,000 629,261
U.S. Treasury Bonds ,
3%, 2/15/48 ..................................... United States 1,450,000 1,077,814
3.375%, 11/15/48 ................................. United States 500,000 395,684
U.S. Treasury Notes ,
n
Index Linked, 0.625%, 1/15/26 ....................... United States 2,800,000 3,759,650
3.875%, 1/15/26 .................................. United States 3,050,000 3,046,050
4%, 2/15/26 ..................................... United States 11,200,000 11,186,574
3.625%, 5/15/26 .................................. United States 400,000 398,549
2.25%, 2/15/27 ................................... United States 1,400,000 1,366,094
2.75%, 7/31/27 ................................... United States 3,850,000 3,775,331
3.875%, 11/30/27 ................................. United States 4,000,000 4,015,938
2.875%, 5/15/28 .................................. United States 2,500,000 2,444,629
3.125%, 11/15/28 ................................. United States 2,900,000 2,846,418
2.625%, 2/15/29 .................................. United States 1,000,000 963,242

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
3.5%, 1/31/30 .................................... United States 1,750,000 $ 1,729,937
4.125%, 8/31/30 .................................. United States 2,600,000 2,638,086
2.875%, 5/15/32 .................................. United States 1,300,000 1,213,215
2.75%, 8/15/32 ................................... United States 500,000 461,348
Total U.S. Government and Agency Securities (Cost $ 42,139,856 ) ...............
41,947,820
Asset-Backed Securities 2.2%
Financial Services 2.2%
f ,o
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51 , PT , 144A, FRN , 16.013% , 1/15/45 .............. United States 1,026 940
2019-52 , PT , 144A, FRN , 16.268% , 1/15/45 .............. United States 1,636 924
2020-2 , PT , 144A, FRN , 16.26% , 3/15/45 ................ United States 1,287 1,085
2020-7 , PT , 144A, FRN , 16.119% , 4/17/45 ............... United States 925 606
f ,l
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 5.558% ,
( 3-month SOFR + 1.302% ), 4/15/34 . ................... United States 2,400,000 2,405,280
f ,h ,o
FIGRE Trust , 2025-HE4 , A , 144A, FRN , 5.408% , 7/25/55 . ..... United States 634,000 638,747
f
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 .................... United States 1,219,093 1,174,054
2021-3 , B , 144A, 2.649% , 1/17/41 ..................... United States 432,676 402,878
f ,l
LCM XVII LP , 17A , BRR , 144A, FRN , 6.118% , ( 3-month SOFR +
1.862% ), 10/15/31 . ................................. United States 350,000 351,883
f ,l
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
5.488% , ( 3-month SOFR + 1.232% ), 4/15/31 . ............. United States 180,572 180,796
f ,l
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 6.393% , ( 3-month
SOFR + 2.112% ), 4/25/31 . ........................... United States 780,000 782,979
5,940,172
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 .
United States 33,238 33,199
Total Asset-Backed Securities (Cost $ 6,033,102 ) ..............................
5,973,371
Commercial Mortgage-Backed Securities 4.9%
Financial Services 4.9%
o
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.451% , 9/15/48 .............................. United States 695,000 671,514
o ,p
BANK , 2020-BN26 , XA , IO, FRN , 1.306% , 3/15/63 .......... United States 2,929,015 123,047
o ,p
BANK5 , 2025-5YR14 , XA , IO, FRN , 1.202% , 4/15/58 ........ United States 4,487,757 184,991
f ,o ,p
BANK5 Trust , 2025-5YR13 , XA , IO, 144A, FRN , 1.284% , 1/15/58 United States 5,495,951 233,658
o ,p
BBCMS Mortgage Trust ,
2024-5C25 , XA , IO, FRN , 1.431% , 3/15/57 ............... United States 4,999,358 192,263
2024-5C31 , XA , IO, FRN , 1.281% , 12/15/57 .............. United States 4,213,553 175,443
2025-5C33 , XA , IO, FRN , 1.039% , 3/15/58 ............... United States 6,010,453 202,245
o ,p
Benchmark Mortgage Trust ,
2020-B17 , XA , IO, FRN , 1.494% , 3/15/53 ................ United States 7,406,920 325,840
2020-B20 , XA , IO, FRN , 1.695% , 10/15/53 ............... United States 4,369,389 230,145
2020-B22 , XA , IO, FRN , 1.615% , 1/15/54 ................ United States 2,913,252 191,499
2024-V12 , XA , IO, FRN , 1.068% , 12/15/57 ............... United States 5,599,803 188,710
2025-V13 , XA , IO, FRN , 1.132% , 2/15/58 ................ United States 5,224,000 180,391
2025-V14 , XA , IO, FRN , 0.981% , 4/15/57 ................ United States 6,946,440 225,464
o ,p
BMO Mortgage Trust ,
2024-5C8 , XA , IO, FRN , 1.24% , 12/15/57 ................ United States 5,158,265 206,204
2025-5C9 , XA , IO, FRN , 0.924% , 4/15/58 ................ United States 6,419,290 192,786
f ,l
BX Commercial Mortgage Trust ,
2021-VOLT , A , 144A, FRN , 5.126% , ( 1-month SOFR + 0.814% ),
9/15/36 ......................................... United States 242,207 241,526

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
f,l
BX Commercial Mortgage Trust, (continued)
2021-VOLT , B , 144A, FRN , 5.376% , ( 1-month SOFR +
1.064% ), 9/15/36 .................................. United States 387,531 $ 386,115
2022-LP2 , A , 144A, FRN , 5.325% , ( 1-month SOFR + 1.013% ),
2/15/39 ......................................... United States 503,238 503,245
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 280,000 276,137
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45% ,
7/10/49 ......................................... United States 180,288 177,513
o
COMM Mortgage Trust , 2015-CR26 , B , FRN , 4.668% , 10/10/48 United States 283,000 278,196
CSAIL Commercial Mortgage Trust ,
o
2015-C1 , B , FRN , 3.959% , 4/15/50 .................... United States 482,000 461,564
o
2015-C2 , AS , FRN , 3.849% , 6/15/57 ................... United States 132,509 130,839
2015-C3 , A4 , 3.718% , 8/15/48 ........................ United States 431,455 429,779
o,p
2019-C17 , XA , IO, FRN , 1.461% , 9/15/52 ................ United States 12,030,377 502,155
o,p
2021-C20 , XA , IO, FRN , 1.113% , 3/15/54 ................ United States 4,331,883 182,393
GS Mortgage Securities Trust ,
f,o
2013-GC13 , AS , 144A, FRN , 4.012% , 7/10/46 ............ United States 229,645 226,303
2016-GS2 , A4 , 3.05% , 5/10/49 ........................ United States 130,000 128,330
JPMBB Commercial Mortgage Securities Trust ,
2015-C31 , A3 , 3.801% , 8/15/48 ....................... United States 98,006 97,793
2016-C1 , A5 , 3.576% , 3/17/49 ........................ United States 424,000 420,524
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 292,983 286,670
Morgan Stanley Bank of America Merrill Lynch Trust ,
o
2013-C9 , B , FRN , 3.708% , 5/15/46 .................... United States 606,913 589,347
o
2013-C9 , C , FRN , 3.839% , 5/15/46 .................... United States 459,000 430,653
o
2015-C22 , C , FRN , 4.191% , 4/15/48 ................... United States 678,000 589,449
2015-C27 , AS , 4.068% , 12/15/47 ...................... United States 155,000 153,976
o
2016-C32 , AS , FRN , 3.994% , 12/15/49 ................. United States 231,000 227,091
o,p
2025-5C1 , XA , IO, FRN , 1.377% , 3/15/58 ................ United States 4,396,862 205,484
o
Morgan Stanley Capital I Trust ,
2015-MS1 , AS , FRN , 4.152% , 5/15/48 .................. United States 189,345 188,934
p
2021-L5 , XA , IO, FRN , 1.4% , 5/15/54 ................... United States 3,310,499 163,643
Wells Fargo Commercial Mortgage Trust ,
o
2015-C29 , C , FRN , 4.361% , 6/15/48 ................... United States 692,000 673,325
2015-C31 , A4 , 3.695% , 11/15/48 ...................... United States 150,000 149,387
2015-P2 , B , 4.255% , 12/15/48 ........................ United States 709,000 702,131
o
2016-C32 , B , FRN , 4.858% , 1/15/59 ................... United States 121,000 119,843
o,p
2019-C49 , XA , IO, FRN , 1.41% , 3/15/52 ................. United States 8,561,764 286,195
o,p
2025-5C3 , XA , IO, FRN , 1.049% , 1/15/58 ................ United States 4,649,209 154,857
o
WFRBS Commercial Mortgage Trust , 2014-C23 , B , FRN , 4.372% ,
10/15/57 ........................................ United States 215,000 201,702
13,089,299
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 13,020,083 ) ..............
13,089,299
Mortgage-Backed Securities 12.4%
q
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 6.473%, ( 1-year CMT T-Note +/- MBS Margin), 1/01/33 United States 3,588 3,663
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.6%
FHLMC Gold Pool, 30 Year , 5%, 4/01/34 - 8/01/35 ........... United States 53,957 54,771
FHLMC Gold Pool, 30 Year , 5.5%, 6/01/33 - 1/01/35 ......... United States 29,149 29,501
FHLMC Gold Pool, 30 Year , 6%, 4/01/33 - 2/01/36 ........... United States 41,510 42,709
FHLMC Gold Pool, 30 Year , 6.5%, 11/01/27 - 7/01/32 ........ United States 2,574 2,674

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Gold Pool, 30 Year , 7%, 4/01/30 .................. United States 520 $ 550
FHLMC Gold Pool, 30 Year , 7.5%, 8/01/30 ................ United States 80 83
FHLMC Pool, 30 Year , 2%, 3/01/52 ...................... United States 3,385,425 2,689,294
FHLMC Pool, 30 Year , 4%, 6/01/52 ...................... United States 2,298,520 2,143,066
FHLMC Pool, 30 Year , 4.5%, 8/01/52 ..................... United States 5,271,611 5,054,698
FHLMC Pool, 30 Year , 5.5%, 11/01/52 .................... United States 2,488,490 2,498,008
12,515,354
q
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 6.729%, ( 1-year CMT T-Note +/- MBS Margin), 12/01/34 United States 15,027 15,423
Federal National Mortgage Association (FNMA) Fixed Rate 6.6%
FNMA, 20 Year , 5%, 4/01/30 ........................... United States 7,680 7,771
FNMA, 30 Year , 3%, 9/01/48 - 9/01/51 .................... United States 1,554,436 1,368,434
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 476,663 453,825
FNMA, 30 Year , 4.5%, 5/01/48 ......................... United States 986,210 959,998
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 2,293,438 2,335,917
FNMA, 30 Year , 6.5%, 5/01/31 - 10/01/37 ................. United States 28,410 29,719
r
Uniform Mortgage-Backed Securities , 2% , TBA, 7/25/55 ...... United States 10,860,000 8,599,560
r
Uniform Mortgage-Backed Securities , 5.5% , TBA, 7/25/55 ..... United States 2,040,000 2,039,852
r
Uniform Mortgage-Backed Securities , 6% , TBA, 7/25/55 ...... United States 2,000,000 2,032,558
17,827,634
Government National Mortgage Association (GNMA) Fixed Rate 1.2%
GNMA I, Single-family, 30 Year , 5%, 11/15/33 - 7/15/34 ....... United States 52,228 52,558
GNMA I, Single-family, 30 Year , 7%, 10/15/28 - 2/15/29 ....... United States 5,729 5,763
GNMA I, Single-family, 30 Year , 7.5%, 9/15/30 .............. United States 405 420
GNMA II, 30 Year , 6.5%, 2/20/34 ........................ United States 961 949
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 11/20/33 ....... United States 14,544 14,718
r
GNMA II, Single-family, 30 Year , 5.5%, 7/15/55 ............. United States 1,550,000 1,552,518
GNMA II, Single-family, 30 Year , 6%, 11/20/34 .............. United States 23,039 24,061
r
GNMA II, Single-family, 30 Year , 6%, 7/15/55 ............... United States 1,520,000 1,542,678
GNMA II, Single-family, 30 Year , 6.5%, 4/20/31 - 1/20/33 ...... United States 8,346 8,655
GNMA II, Single-family, 30 Year , 7.5%, 1/20/28 - 4/20/32 ...... United States 2,013 2,073
3,204,393
Total Mortgage-Backed Securities (Cost $ 33,864,588 ) ..........................
33,566,467
Residential Mortgage-Backed Securities 1.9%
Financial Services 1.9%
f
BRAVO Residential Funding Trust ,
o
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................. United States 202,598 194,243
2024-NQM5 , A1 , 144A, 5.803% , 6/25/64 ................ United States 609,313 612,312
f ,l
Chase Home Lending Mortgage Trust , 2025-7 , A11 , 144A, FRN ,
5.702% , ( 30-day SOFR Average + 1.4% ), 5/25/56 ......... United States 238,000 238,594
f ,o
CIM Trust ,
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ................ United States 46,113 44,199
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 ................ United States 133,908 126,560
f
COLT Mortgage Loan Trust ,
o
2022-4 , A1 , 144A, FRN , 4.301% , 3/25/67 ................ United States 295,551 294,751
2024-2 , A1 , 144A, 6.125% , 4/25/69 .................... United States 319,201 321,895
2024-3 , A1 , 144A, 6.393% , 6/25/69 .................... United States 609,214 617,241
f ,l
FHLMC STACR Trust , 2019-DNA3 , B1 , 144A, FRN , 7.67% , ( 30-
day SOFR Average + 3.364% ), 7/25/49 ................. United States 327,000 344,880
l
FNMA Connecticut Avenue Securities ,
2015-C03 , 1M2 , FRN , 9.42% , ( 30-day SOFR Average +
5.114% ), 7/25/25 .................................. United States 368,964 369,329

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
l
FNMA Connecticut Avenue Securities, (continued)
2016-C01 , 1M2 , FRN , 11.17% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 36,032 $ 37,095
f ,o
J.P. Morgan Mortgage Trust , 2021-15 , A4 , 144A, FRN , 2.5% ,
6/25/52 ......................................... United States 339,702 302,407
f ,o
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 372,928 366,082
f ,o
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ......... United States 96,913 86,635
f ,o
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 174,363 154,297
f ,o
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 ........................................ United States 126,402 109,189
f ,o
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 904,266 811,316
5,031,025
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 5,306,247 ) ................
5,031,025
Agency Commercial Mortgage-Backed Securities 0.9%
Financial Services 0.9%
p
FNMA , 2023-59 , IK , IO, 3.5% , 4/25/51 .................... United States 4,018,382 861,158
p
GNMA ,
2020-134 , ID , IO, 3% , 9/20/50 ........................ United States 4,883,451 841,912
2022-88 , IO, 2.5% , 1/20/52 .......................... United States 5,150,593 767,369
2,470,439
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 2,437,743 ) ........
2,470,439
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 72,822 1,084
b
Mesquite Energy, Inc., Escrow Account ................... United States 243,000 4,860
Total Escrows and Litigation Trusts (Cost $ 243,000 ) ...........................
5,944
Total Long Term Investments (Cost $ 278,902,017 ) .............................
274,883,362
a
Short Term Investments 3.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.0%
d,s
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 8,034,406 8,034,406
Total Money Market Funds (Cost $ 8,034,406 ) .................................
8,034,406
Total Short Term Investments (Cost $ 8,034,406 ) ...............................
8,034,406
a
Total Investments (Cost $ 286,936,423 ) 104.8% ................................
$282,917,768
Other Assets, less Liabilities (4.8) % .........................................
(13,010,635)
Net Assets 100.0% .........................................................
$269,907,133
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 7 regarding restricted securities.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
Security is a business development company. See Note 1(f).
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $108,223,561, representing 40.1% of net assets.
g
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
Income may be received in additional securities and/or cash.
j
The rate shown represents the yield at period end.
k
See Note 1(h) regarding senior floating rate interests.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
n
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(k).
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
q
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
r
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
s
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin Strategic Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
At June 30, 2025, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 0.3%
Freedom Financial Asset Management LLC
APP-11823715.FP.FTS.B , 14 .99% , 2/05/26 $ 4,906 $ 4,984
a
APP-11795510.FP.FTS.B , 12 .49% , 2/11/26 4,900 1,187
APP-11819292.FP.FTS.B , 18 .99% , 3/31/26 3,374 3,483
APP-14159522.FP.FTS.B , 10 .34% , 6/15/26 6,092 6,160
APP-14167786.FP.FTS.B , 10 .34% , 6/17/26 9,730 9,840
APP-14974854.FP.FTS.B , 16 .49% , 7/10/26 6,312 6,470
APP-11124654.FP.FTS.B , 19 .49% , 12/18/26 19,625 20,378
APP-11605924.FP.FTS.B , 11 .74% , 12/20/26 14,603 14,770
APP-11803939.FP.FTS.B , 10 .99% , 2/10/27 13,375 13,562
APP-11806622.FP.FTS.B , 18 .99% , 2/11/27 4,341 4,476
APP-11798689.FP.FTS.B , 16 .99% , 2/12/27 8,307 8,472
APP-12249339.FP.FTS.B , 19 .49% , 3/13/27 2,197 2,205
APP-12139734.FP.FTS.B , 13 .49% , 3/14/27 6,676 6,798
APP-12106231.FP.FTS.B , 11 .74% , 3/22/27 17,611 17,905
APP-13685540.FP.FTS.B , 13 .59% , 5/20/27 16,628 16,934
APP-13701830.FP.FTS.B , 20 .24% , 5/21/27 14,855 15,587
APP-14967059.FP.FTS.B , 11 .99% , 6/01/27 1,378 1,378
APP-14058204.FP.FTS.B , 11 .59% , 6/05/27 6,088 6,174
APP-14057383.FP.FTS.B , 11 .34% , 6/15/27 16,468 16,738
APP-14163864.FP.FTS.B , 11 .34% , 6/19/27 18,312 18,629
APP-14975701.FP.FTS.B , 11 .74% , 7/15/27 9,481 9,635
a
APP-14861817.FP.FTS.B , 11 .99% , 11/05/27 12,772 1,370
207,135
a
LendingClub Corp. - LCX PM
170715926.LC.FTS.B , 16 .08% , 10/25/25 .. 3,061 142
174329530.LC.FTS.B , 20 .49% , 2/03/26 ... 2,770 323
465
Prosper Funding LLC
1605968.PS.FTS.B , 14 .29% , 8/17/26 .... 2,255 2,265
1605959.PS.FTS.B , 18 .73% , 8/17/26 .... 2,391 2,382
1624202.PS.FTS.B , 11 .79% , 9/21/26 .... 5,839 5,834
1644821.PS.FTS.B , 16 .18% , 10/26/26 ... 5,164 5,186
1657248.PS.FTS.B , 10 .5% , 10/29/26 .... 8,455 8,531
1646507.PS.FTS.B , 16% , 11/02/26 ...... 5,921 5,944
1654273.PS.FTS.B , 11 .4% , 11/05/26 ..... 5,143 5,112
1661067.PS.FTS.B , 12 .3% , 11/05/26 .... 3,787 2,065
1661382.PS.FTS.B , 16 .7% , 11/05/26 .... 1,856 1,882
1660956.PS.FTS.B , 18 .25% , 11/05/26 .... 2,658 2,693
1645643.PS.FTS.B , 18 .5% , 11/10/26 .... 4,321 4,423
a
1647191.PS.FTS.B , 16 .32% , 11/12/26 .... 5,265 718
1660294.PS.FTS.B , 15 .2% , 11/25/26 .... 4,401 4,391
1645601.PS.FTS.B , 26 .13% , 11/26/26 .... 2,286 2,392
1686756.PS.FTS.B , 20 .08% , 12/16/26 ... 3,073 3,123
1675325.PS.FTS.B , 14% , 12/20/26 ...... 6,609 6,606
1673693.PS.FTS.B , 12 .5% , 1/01/27 ..... 6,086 3,371
1695804.PS.FTS.B , 10 .8% , 1/04/27 ..... 1,882 1,866
1701348.PS.FTS.B , 11 .1% , 1/13/27 ..... 1,890 1,878
1702140.PS.FTS.B , 11 .55% , 1/14/27 .... 5,707 5,671
1701774.PS.FTS.B , 19 .3% , 1/16/27 ..... 3,415 3,467
1692578.PS.FTS.B , 13 .1% , 1/20/27 ..... 1,541 1,533
1702129.PS.FTS.B , 12 .7% , 1/25/27 ..... 2,708 2,697
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1709019.PS.FTS.B , 19% , 1/25/27 ....... $ 5,070 $ 5,187
1691666.PS.FTS.B , 11 .88% , 2/08/27 .... 3,283 3,256
1714696.PS.FTS.B , 12 .6% , 2/15/27 ..... 3,071 3,046
1711397.PS.FTS.B , 18 .15% , 2/22/27 .... 7,847 7,846
1750201.PS.FTS.B , 19 .9% , 4/06/27 ..... 4,849 4,904
1750603.PS.FTS.B , 14 .29% , 4/07/27 .... 2,257 2,235
a
1743635.PS.FTS.B , 13 .1% , 4/13/27 ..... 6,051 –
1753401.PS.FTS.B , 16 .9% , 4/15/27 ..... 8,249 7,157
117,661
Upgrade, Inc. - Card
992260350.UG.FTS.B , 28 .98% , 11/03/25 . 24 4
992330039.UG.FTS.B , 22 .97% , 4/03/28 .. 546 347
992293228.UG.FTS.B , 28 .98% , 5/03/29 .. 113 112
992357555.UG.FTS.B , 19 .99% , 7/03/30 .. 16 16
479
Upstart Network, Inc.
L1914732.UP.FTS.B , 17 .66% , 8/25/25 .... 582 575
L1739715.UP.FTS.B , 9 .65% , 9/20/26 .... 7,416 7,242
L1736636.UP.FTS.B , 14 .78% , 9/20/26 .... 4,508 4,425
FW1739526.UP.FTS.B , 17 .22% , 9/20/26 .. 2,676 2,646
L1738899.UP.FTS.B , 19 .15% , 9/20/26 .... 5,166 5,086
L1739562.UP.FTS.B , 22 .68% , 9/20/26 .... 2,021 1,989
L1738904.UP.FTS.B , 24 .36% , 9/20/26 .... 2,596 2,558
L1915447.UP.FTS.B , 20 .32% , 10/25/26 ... 1,889 1,863
L1915468.UP.FTS.B , 23 .09% , 10/25/26 ... 1,828 1,803
L1897015.UP.FTS.B , 23 .49% , 10/25/26 ... 4,654 4,591
a
L1915604.UP.FTS.B , 24 .04% , 10/25/26 ... 518 17
L1915081.UP.FTS.B , 25 .35% , 10/25/26 ... 1,114 1,099
FW1915312.UP.FTS.B , 31 .22% , 10/25/26 . 1,759 1,755
L2024110.UP.FTS.B , 7 .78% , 11/16/26 .... 5,803 5,657
L2052804.UP.FTS.B , 9 .15% , 11/16/26 .... 13,100 12,774
L2053787.UP.FTS.B , 10 .61% , 11/16/26 ... 1,693 1,658
L2052126.UP.FTS.B , 12 .52% , 11/16/26 ... 5,578 5,464
L2055857.UP.FTS.B , 12 .9% , 11/16/26 .... 4,206 4,121
L2055412.UP.FTS.B , 14 .29% , 11/16/26 ... 1,020 1,000
FW2056157.UP.FTS.B , 15 .18% , 11/16/26 . 3,265 3,224
a
FW2055789.UP.FTS.B , 15 .22% , 11/16/26 . 6,325 920
L2052051.UP.FTS.B , 15 .75% , 11/16/26 ... 1,646 1,626
FW2053732.UP.FTS.B , 16 .83% , 11/16/26 . 398 273
L2056403.UP.FTS.B , 18 .49% , 11/16/26 ... 665 543
FW2055175.UP.FTS.B , 19 .05% , 11/16/26 . 6,873 6,752
L2047823.UP.FTS.B , 23 .05% , 11/16/26 ... 1,380 1,356
L2053900.UP.FTS.B , 23 .81% , 11/16/26 ... 409 402
L2055855.UP.FTS.B , 25 .11% , 11/16/26 ... 824 810
L2056364.UP.FTS.B , 25 .24% , 11/16/26 ... 584 574
L2049616.UP.FTS.B , 25 .29% , 11/16/26 ... 506 497
L2052082.UP.FTS.B , 25 .42% , 11/16/26 ... 627 616
FW2054089.UP.FTS.B , 26 .17% , 11/16/26 . 844 829
FW2046105.UP.FTS.B , 29 .67% , 11/16/26 . 1,985 1,952
FW2057500.UP.FTS.B , 30 .64% , 11/16/26 . 3,277 3,223
FW2054534.UP.FTS.B , 31 .22% , 11/16/26 . 538 530

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2057162.UP.FTS.B , 32 .15% , 11/16/26 . $ 4,220 $ 4,154
L2055269.UP.FTS.B , 19 .56% , 11/26/26 ... 9,266 9,095
L2242685.UP.FTS.B , 9% , 12/13/26 ...... 5,223 5,089
L2242651.UP.FTS.B , 11 .78% , 12/13/26 ... 5,451 5,334
L2241857.UP.FTS.B , 11 .98% , 12/13/26 ... 4,377 4,281
L2242098.UP.FTS.B , 12 .31% , 12/13/26 ... 2,565 2,510
L2242668.UP.FTS.B , 12 .46% , 12/13/26 ... 8,079 7,906
L2241756.UP.FTS.B , 12 .69% , 12/13/26 ... 2,046 2,001
L2242202.UP.FTS.B , 14 .09% , 12/13/26 ... 6,243 6,111
L2239758.UP.FTS.B , 14 .15% , 12/13/26 ... 4,329 4,238
L2241610.UP.FTS.B , 15 .37% , 12/13/26 ... 2,876 2,836
L2241045.UP.FTS.B , 17 .22% , 12/13/26 ... 3,345 3,301
L2242791.UP.FTS.B , 17 .38% , 12/13/26 ... 5,938 5,820
L2241989.UP.FTS.B , 17 .5% , 12/13/26 .... 1,027 1,014
L2242119.UP.FTS.B , 18 .59% , 12/13/26 ... 1,795 1,773
FW2241711.UP.FTS.B , 21 .36% , 12/13/26 . 5,415 5,304
L2230478.UP.FTS.B , 21 .97% , 12/13/26 ... 3,209 3,148
L2242489.UP.FTS.B , 22 .19% , 12/13/26 ... 9,133 8,949
L2232043.UP.FTS.B , 23 .76% , 12/13/26 ... 2,364 2,318
L2242200.UP.FTS.B , 24 .08% , 12/13/26 ... 2,503 2,454
L2241600.UP.FTS.B , 24 .51% , 12/13/26 ... 1,486 1,459
a
L2242322.UP.FTS.B , 25 .22% , 12/13/26 ... 515 37
L2241994.UP.FTS.B , 25 .4% , 12/13/26 .... 760 747
a
L2242162.UP.FTS.B , 25 .7% , 12/13/26 .... 914 66
FW2241764.UP.FTS.B , 27 .11% , 12/13/26 . 2,107 2,067
FW2242232.UP.FTS.B , 27 .33% , 12/13/26 . 1,728 937
FW2242379.UP.FTS.B , 28 .85% , 12/13/26 . 2,270 2,229
FW2241624.UP.FTS.B , 31 .84% , 12/13/26 . 2,035 1,999
FW2465936.UP.FTS.B , 5 .53% , 1/19/27 ... 15,603 15,083
L2465582.UP.FTS.B , 5 .92% , 1/19/27 .... 1,050 1,020
L2465889.UP.FTS.B , 6 .5% , 1/19/27 ..... 2,100 2,031
FW2466269.UP.FTS.B , 6 .87% , 1/19/27 ... 1,772 1,713
FW2465536.UP.FTS.B , 7 .64% , 1/19/27 ... 7,169 6,983
L2465717.UP.FTS.B , 8 .6% , 1/19/27 ..... 1,459 1,422
FW2464781.UP.FTS.B , 9 .13% , 1/19/27 ... 3,484 3,394
FW2465681.UP.FTS.B , 9 .16% , 1/19/27 ... 3,875 3,776
L2466129.UP.FTS.B , 9 .84% , 1/19/27 .... 7,415 7,255
L2465666.UP.FTS.B , 10 .14% , 1/19/27 .... 931 907
FW2464664.UP.FTS.B , 10 .42% , 1/19/27 .. 2,992 2,927
L2463372.UP.FTS.B , 11 .09% , 1/19/27 .... 1,888 1,847
L2465414.UP.FTS.B , 11 .1% , 1/19/27 ..... 2,266 2,218
L2465634.UP.FTS.B , 14 .68% , 1/19/27 .... 1,832 1,803
L2465986.UP.FTS.B , 15 .77% , 1/19/27 .... 490 484
FW2466368.UP.FTS.B , 16 .6% , 1/19/27 ... 1,430 1,401
L2465805.UP.FTS.B , 18 .87% , 1/19/27 .... 9,766 6,548
L2465928.UP.FTS.B , 20 .32% , 1/19/27 .... 1,288 1,266
FW2466202.UP.FTS.B , 23 .59% , 1/19/27 .. 1,352 1,329
L2458881.UP.FTS.B , 24 .14% , 1/19/27 .... 1,987 1,953
L2466086.UP.FTS.B , 25 .1% , 1/19/27 .... 1,579 1,089
FW2465954.UP.FTS.B , 25 .21% , 1/19/27 .. 1,187 1,167
FW2465642.UP.FTS.B , 25 .73% , 1/19/27 .. 1,976 1,943
FW2464901.UP.FTS.B , 27 .8% , 1/19/27 ... 1,701 1,674
FW2466130.UP.FTS.B , 28 .33% , 1/19/27 .. 33 32
FW2465882.UP.FTS.B , 28 .77% , 1/19/27 .. 656 646
FW2465848.UP.FTS.B , 30 .66% , 1/19/27 .. 967 953
FW2464665.UP.FTS.B , 30 .79% , 1/19/27 .. 684 674
FW2465741.UP.FTS.B , 30 .94% , 1/19/27 .. 851 839
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2466141.UP.FTS.B , 32% , 1/19/27 .... $ 3,059 $ 3,016
FW1738592.UP.FTS.B , 28 .44% , 2/20/27 .. 2,780 2,735
L2635721.UP.FTS.B , 6% , 2/22/27 ....... 320 316
L2675715.UP.FTS.B , 6 .52% , 2/22/27 .... 3,874 2,432
FW2676020.UP.FTS.B , 6 .82% , 2/22/27 ... 2,823 2,727
FW2676337.UP.FTS.B , 8 .57% , 2/22/27 ... 4,576 4,456
FW2675837.UP.FTS.B , 9 .42% , 2/22/27 ... 2,692 2,622
FW2675651.UP.FTS.B , 9 .54% , 2/22/27 ... 2,631 2,562
FW2675315.UP.FTS.B , 9 .86% , 2/22/27 ... 10,804 10,573
FW2675769.UP.FTS.B , 11 .04% , 2/22/27 .. 13,441 13,148
FW2675417.UP.FTS.B , 12 .04% , 2/22/27 .. 3,416 3,341
L2675483.UP.FTS.B , 14 .22% , 2/22/27 .... 1,901 1,861
L2675701.UP.FTS.B , 15 .05% , 2/22/27 .... 2,875 2,815
FW2676119.UP.FTS.B , 15 .87% , 2/22/27 .. 1,902 1,880
FW2674729.UP.FTS.B , 15 .98% , 2/22/27 .. 2,032 1,990
L2675286.UP.FTS.B , 16 .53% , 2/22/27 .... 6,579 6,504
a
FW2676101.UP.FTS.B , 16 .63% , 2/22/27 .. 5,198 778
FW2676275.UP.FTS.B , 16 .64% , 2/22/27 .. 9,286 9,175
FW2673151.UP.FTS.B , 16 .69% , 2/22/27 .. 2,139 2,115
L2676056.UP.FTS.B , 17 .4% , 2/22/27 .... 1,806 1,201
L2675889.UP.FTS.B , 18 .95% , 2/22/27 .... 23,380 15,483
FW2675506.UP.FTS.B , 19 .13% , 2/22/27 .. 4,773 4,691
a
FW2675598.UP.FTS.B , 19 .23% , 2/22/27 .. 3,297 239
L2676048.UP.FTS.B , 19 .28% , 2/22/27 .... 15,908 15,635
FW2675725.UP.FTS.B , 19 .97% , 2/22/27 .. 2,683 2,655
FW2676447.UP.FTS.B , 21 .12% , 2/22/27 .. 3,337 3,302
L2675653.UP.FTS.B , 22 .41% , 2/22/27 .... 1,885 1,853
FW2674944.UP.FTS.B , 22 .84% , 2/22/27 .. 4,343 2,954
a
FW2675190.UP.FTS.B , 23 .05% , 2/22/27 .. 3,182 497
FW2675530.UP.FTS.B , 23 .25% , 2/22/27 .. 1,393 1,370
FW2675911.UP.FTS.B , 24 .61% , 2/22/27 .. 1,416 1,393
L2676213.UP.FTS.B , 25 .44% , 2/22/27 .... 1,261 1,241
L2676015.UP.FTS.B , 26 .95% , 2/22/27 .... 443 436
FW2675720.UP.FTS.B , 27 .06% , 2/22/27 .. 1,602 1,577
FW2675330.UP.FTS.B , 27 .13% , 2/22/27 .. 1,603 1,578
FW2675561.UP.FTS.B , 27 .52% , 2/22/27 .. 3,510 3,458
FW2675198.UP.FTS.B , 30 .64% , 2/22/27 .. 3,470 3,420
FW2675958.UP.FTS.B , 30 .93% , 2/22/27 .. 709 698
FW2676100.UP.FTS.B , 31 .11% , 2/22/27 .. 590 581
FW2676065.UP.FTS.B , 31 .64% , 2/22/27 .. 4,919 4,851
FW2675468.UP.FTS.B , 31 .91% , 2/22/27 .. 3,939 3,885
FW2675534.UP.FTS.B , 32 .24% , 2/22/27 .. 4,567 4,505
FW2676248.UP.FTS.B , 25 .38% , 3/05/27 .. 1,654 1,627
FW1908593.UP.FTS.B , 28 .41% , 3/25/27 .. 10,350 10,185
a
L2057382.UP.FTS.B , 22 .46% , 4/16/27 .... 1,304 93
L2057372.UP.FTS.B , 23 .63% , 4/16/27 .... 3,652 2,424
FW2056081.UP.FTS.B , 30 .81% , 4/16/27 .. 1,041 1,026
L2981847.UP.FTS.B , 12 .88% , 4/20/27 .... 4,486 2,848
FW2981800.UP.FTS.B , 15 .54% , 4/20/27 .. 9,126 8,960
a
L2981666.UP.FTS.B , 17 .74% , 4/20/27 .... 25,041 1,805
L2982362.UP.FTS.B , 19 .25% , 4/20/27 .... 1,025 1,017
FW2982412.UP.FTS.B , 19 .87% , 4/20/27 .. 5,811 5,725
FW2980149.UP.FTS.B , 20 .02% , 4/20/27 .. 2,843 1,840
FW2982427.UP.FTS.B , 20 .52% , 4/20/27 .. 11,223 11,032
FW2980976.UP.FTS.B , 25 .24% , 4/20/27 .. 7,477 7,382
FW2981812.UP.FTS.B , 25 .87% , 4/20/27 .. 1,663 1,642

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2981818.UP.FTS.B , 25 .89% , 4/20/27 .... $ 5,002 $ 4,970
a
L2981438.UP.FTS.B , 25 .94% , 4/20/27 .... 1,724 265
FW2982630.UP.FTS.B , 27 .01% , 4/20/27 .. 1,736 1,715
FW2982476.UP.FTS.B , 28 .13% , 4/20/27 .. 16,075 15,889
FW2982596.UP.FTS.B , 28 .27% , 4/20/27 .. 801 791
FW2982248.UP.FTS.B , 30 .44% , 4/20/27 .. 2,726 2,696
a
FW2980005.UP.FTS.B , 30 .65% , 4/20/27 .. 915 6
FW2982470.UP.FTS.B , 30 .66% , 4/20/27 .. 1,260 1,246
FW2981459.UP.FTS.B , 31 .69% , 4/20/27 .. 5,203 5,148
L2981618.UP.FTS.B , 6 .67% , 4/22/27 .... 5,513 3,391
FW2982593.UP.FTS.B , 14 .46% , 4/25/27 .. 3,613 3,547
L2241971.UP.FTS.B , 20 .32% , 5/13/27 .... 1,910 897
a
L2465861.UP.FTS.B , 5 .83% , 6/19/27 .... 15,142 1,255
FW2451492.UP.FTS.B , 6 .07% , 6/19/27 ... 20,617 19,847
FW2464742.UP.FTS.B , 26 .31% , 6/19/27 .. 724 711
FW2676429.UP.FTS.B , 14 .76% , 7/22/27 .. 13,609 8,230
FW2675787.UP.FTS.B , 15 .6% , 12/22/27 .. 4,408 2,893
a
L2675381.UP.FTS.B , 18 .91% , 12/22/27 ... 9,840 704
a
FW2675485.UP.FTS.B , 24 .08% , 12/22/27 . 2,830 205
L2982002.UP.FTS.B , 25 .37% , 2/20/28 .... 4,288 4,250
a
FW2982315.UP.FTS.B , 15 .15% , 4/20/35 .. 33 12
550,827
Total Marketplace Loans (Cost
$ 1,019,925 ) .......................
$876,567

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin Strategic Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
At June 30, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At June 30, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bund ................................. Short 4 $ 613,241 9/08/25 $ 3,688
U.S. Treasury 10 Year Ultra Notes ................ Short 8 914,125 9/19/25 (14,761)
U.S. Treasury 2 Year Notes ..................... Short 39 8,112,914 9/30/25 (28,995)
U.S. Treasury 5 Year Notes ..................... Long 135 14,715,000 9/30/25 134,828
U.S. Treasury Ultra Bonds ...................... Long 9 1,072,125 9/19/25 40,486
Total Futures Contracts ...................................................................... $135,246
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 1,150,000 1,260,619 8/25/25 $ — $ (99,066)
Euro ............. JPHQ Sell 930,000 1,093,404 12/29/25 — (14,939)
Total Forward Exchange Contracts ................................................... — $(114,005)
Net unrealized appreciation (depreciation) ............................................ $(114,005)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
At June 30, 2025 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( d ).
At June 30, 2025, the Fund had the following total return swap contracts outstanding. See Note 1(d).
See Note 10 regarding other derivative information.
See Abbreviations on page 54 .
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 7,400,000 $ 567,946 $ 463,960 $ 103,986
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $567,946 $463,960 $103,986
OTC Swap Contracts
Contracts to Sell Protection
(c) (d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 780,000 5,522 (55,672) 61,194 BB+
Total OTC Swap Contracts .............................................. $5,522 $(55,672) $61,194
Total Credit Default Swap Contracts .................................... $573,468 $ 408,288 $165,180
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx USD Liquid Leveraged Loans
Total Return Index ................... 1-day SOFR Quarterly BNPS 12/20/25 5,525,000 $ 90,154
Short
(b)
U.S. Treasury Bonds ................... 4.464% At Maturity BOFA 9/12/25 3,500,000 (66,367)
Total Return Swap Contracts .................................................................... $23,787
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
(b)
The Fund receives the total return on the underlying instrument.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
Franklin
Strategic
Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $276,347,899
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 10,588,524
Value - Unaffiliated issuers .................................................................. $272,201,715
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 10,716,053
Cash .................................................................................... 64,598
Foreign currency, at value (cost $ 22,465 ) ......................................................... 22,466
Receivables:
Investment securities sold ................................................................... 515,497
Capital shares sold ........................................................................ 518,557
Dividends and interest ..................................................................... 3,883,385
Deposits with brokers for:
Futures contracts ........................................................................ 219,013
Variation margin on futures contracts ........................................................... 23,857
Variation margin on centrally cleared swap contracts ............................................... 27,065
Unrealized appreciation on OTC swap contracts .................................................... 151,348
Deferred tax benefit ......................................................................... 135,841
Total assets .......................................................................... 288,479,395
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,873,038
Payable for purchases of TBA securities (Note 1 c ) ................................................. 15,493,048
Capital shares redeemed ................................................................... 608,233
Management fees ......................................................................... 135,139
Distribution fees .......................................................................... 23,222
Trustees' fees and expenses ................................................................. 554
OTC swap contracts (upfront receipts $ 204,855 ) ................................................... 106,960
Unrealized depreciation on OTC swap contracts .................................................... 66,367
Unrealized depreciation on OTC forward exchange contracts .......................................... 114,005
Unrealized depreciation on unfunded loan commitments (Note 8 ) ....................................... 163
Accrued expenses and other liabilities ........................................................... 151,533
Total liabilities ......................................................................... 18,572,262
Net assets, at value ................................................................. $269,907,133
Net assets consist of:
Paid-in capital ............................................................................. $361,438,181
Total distributable earnings (losses) ............................................................. (91,531,048)
Net assets, at value ................................................................. $269,907,133

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
Franklin
Strategic
Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $169,263,446
Shares outstanding ........................................................................ 18,317,927
Net asset value and maximum offering price per share
a
............................................. $9.24
Class 2:
Net assets, at value ....................................................................... $68,554,489
Shares outstanding ........................................................................ 7,754,343
Net asset value and maximum offering price per share
a
............................................. $8.84
Class 4:
Net assets, at value ....................................................................... $32,089,198
Shares outstanding ........................................................................ 3,495,677
Net asset value and maximum offering price per share
a
............................................. $9.18
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
Strategic
Income VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $177,501
Non-controlled affiliates (Note 3 e ) ............................................................. 364,864
Interest:
Unaffiliated issuers ........................................................................ 7,035,481
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,146
Non-controlled affiliates (Note 3 e ) ............................................................. 337
Total investment income ................................................................... 7,579,329
Expenses:
Management fees (Note 3 a ) ................................................................... 846,115
Distribution fees: (Note 3c )
Class 2 ................................................................................ 84,780
Class 4 ................................................................................ 58,344
Custodian fees ............................................................................ 1,331
Reports to shareholders fees .................................................................. 8,234
Professional fees ........................................................................... 67,401
Trustees' fees and expenses .................................................................. 1,917
Marketplace lending fees (Note 1 i ) .............................................................. 127,625
Other .................................................................................... 42,154
Total expenses ......................................................................... 1,237,901
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (20,485)
Net expenses ......................................................................... 1,217,416
Net investment income ................................................................ 6,361,913
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (4,760,037)
Written options ........................................................................... 87,210
Foreign currency transactions ................................................................ (9,589)
Forward exchange contracts ................................................................. (32,619)
Futures contracts ......................................................................... 148,667
TBA sale commitments ..................................................................... (2,731)
Swap contracts ........................................................................... 338,137
Net realized gain (loss) .................................................................. (4,230,962)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers and TBA sale commitments ................................................. 8,916,009
Non-controlled affiliates (Note 3 e ) ........................................................... 49,367
Translation of other assets and liabilities denominated in foreign currencies .............................. 3,309
Unfunded loan commitments (Note 8 ) .......................................................... (163)
Forward exchange contracts ................................................................. (263,962)
Futures contracts ......................................................................... 76,693
Swap contracts ........................................................................... (514,065)
Net change in unrealized appreciation (depreciation) ............................................ 8,267,188
Net realized and unrealized gain (loss) ............................................................ 4,036,226
Net increase (decrease) in net assets resulting from operations .......................................... $10,398,139

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
Franklin Strategic Income VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,361,913 $12,766,587
Net realized gain (loss) ................................................. (4,230,962) (1,548,027)
Net change in unrealized appreciation (depreciation) ........................... 8,267,188 752,267
Net increase (decrease) in net assets resulting from operations ................ 10,398,139 11,970,827
Distributions to shareholders:
Class 1 ............................................................. (8,271,456) (8,092,061)
Class 2 ............................................................. (3,331,446) (3,314,844)
Class 4 ............................................................. (1,462,157) (1,550,557)
Total distributions to shareholders .......................................... (13,065,059) (12,957,462)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (1,599,201) (9,451,014)
Class 2 ............................................................. 1,303,113 (5,045,612)
Class 4 ............................................................. (2,657,439) (1,033,362)
Total capital share transactions ............................................ (2,953,527) (15,529,988)
Net increase (decrease) in net assets ................................... (5,620,447) (16,516,623)
Net assets:
Beginning of period ..................................................... 275,527,580 292,044,203
End of period .......................................................... $269,907,133 $275,527,580

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Strategic Income VIP Fund
38
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Strategic Income VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. At June 30, 2025, 73.9% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2025, the Fund had OTC
derivatives in a net liability position of $180,372.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to interest rate
and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty
to exchange a return linked to an underlying instrument for
a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 10 regarding other derivative information.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2025, the
Fund had no securities on loan.
f. Business Development Companies
The Fund may invest in securities of closed-end investment
companies that have elected to be treated as a business
development company under the 1940 Act. The Fund
may purchase a business development company to gain
exposure to the securities in the underlying portfolio. The
risks of owning a business development company generally
reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their
value.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
g. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
h. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
i. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
j. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
j. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 502,832 $4,733,260 799,640 $7,486,031
Shares issued in reinvestment of distributions .......... 904,973 8,271,456 891,196 8,092,061
Shares redeemed ............................... (1,545,964) (14,603,917) (2,674,742) (25,029,106)
Net increase (decrease) .......................... (138,159) $(1,599,201) (983,906) $(9,451,014)
Class 2 Shares:
Shares sold ................................... 647,919 $5,842,501 1,524,842 $13,708,559
Shares issued in reinvestment of distributions .......... 381,172 3,331,446 381,017 3,314,844
Shares redeemed ............................... (873,037) (7,870,834) (2,461,400) (22,069,015)
Net increase (decrease) .......................... 156,054 $1,303,113 (555,541) $(5,045,612)
Class 4 Shares:
Shares sold ................................... 38,597 $358,465 273,885 $2,541,636
Shares issued in reinvestment of distributions .......... 161,031 1,462,157 171,902 1,550,557
Shares redeemed ............................... (480,263) (4,478,061) (552,406) (5,125,555)
Net increase (decrease) .......................... (280,635) $(2,657,439) (106,619) $(1,033,362)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.625% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
3 . Transactions with Affiliates (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
f. Other Affiliated Transactions
During the year ended December 31, 2024, the Fund realized $1,084,209 of net losses resulting from in-kind transactions in which the Fund redeemed shares of the Franklin Floating Rate Income Fund, a series of Franklin Floating Rate Master Trust, for securities held by the underlying fund rather than for cash.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses, payments-in-kind, bond discounts and premiums and derivative financial instruments.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Real Estate Debt
BDC .................. $1,823,176 $809,104 $— $— $49,367 $2,681,647 98,171 $125,742
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% 3,347,828 51,281,090 (46,594,512) — — 8,034,406 8,034,406 239,122
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $2,474,000 $(2,474,000) $— $— $— — $337
Total Affiliated Securities ... $5,171,004 $54,564,194 $(49,068,512) $— $49,367 $10,716,053 $365,201
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 8,842,619
Long term ................................................................................ 77,440,676
Total capital loss carryforwards ............................................................... $86,283,295
Cost of investments .......................................................................... $289,735,981
Unrealized appreciation ........................................................................ $4,886,858
Unrealized depreciation ........................................................................ (11,086,575)
Net unrealized appreciation (depreciation) .......................................................... $(6,199,717)
3 . Transactions with Affiliates (continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$159,814,927 and $173,593,355, respectively.
6. Credit Risk and Defaulted Securities
At June 30, 2025, the Fund had 28.9% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At June 30, 2025, unfunded commitments were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 114,768 $ —
1,472,041
a
K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
Total Restricted Securities (Value is —% of Net Assets) ............... $115,861 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,084 as of June 30, 2025.
Borrower Unfunded Commitment
Franklin Strategic Income VIP Fund
GC Ferry Acquisition I, Inc. $ 9,642
$ 9,642

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
9. Unfunded Capital Commitments
The Fund enters into certain capital commitments and may be obligated to perform on such agreements at a future date.
The Fund monitors these commitments and assesses the probability of required performance. For any agreements whose probability of performance is determined to be greater than remote, the Fund assesses the fair value of the commitment.
In instances where the probability of performance is greater than remote and the performance under the commitment would result in a material unrealized loss, the Fund recognizes such losses in the Statement of Assets and Liabilities and the Statement of Operations.
At June 30, 2025, the Fund had an unfunded capital commitment with a maximum amount of $70,882, for which no depreciation has been recognized.
10. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 179,002
a
Variation margin on futures
contracts
$ 43,756
a
Unrealized appreciation on OTC
swap contracts
— Unrealized depreciation on OTC
swap contracts
66,367
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
— Unrealized depreciation on OTC
forward exchange contracts
114,005
Credit contracts ............
Variation margin on centrally
cleared swap contracts
103,986
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
— OTC swap contracts (upfront
receipts)
106,960
Unrealized appreciation on OTC
swap contracts
151,348 Unrealized depreciation on OTC
swap contracts
—
Total .................... $434,336 $331,088
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
For the period ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2025, the average month end notional amount of futures contracts, swap contracts and options represented $17,782,560, $12,290,714 and $2,571,429, respectively. The average month end contract value of forward exchange contracts was $2,555,690.
See Note 1(d)  regarding derivative financial instruments.
See Abbreviations on page 54 .
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Strategic Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $148,667 Futures contracts $76,693
Swap contracts — Swap contracts (66,367)
Foreign exchange contracts .....
Forward exchange contracts (32,619) Forward exchange contracts (263,962)
Credit contracts ...............
Investments 171,000
a
Investments —
Written options 87,210 Written options —
Swap contracts 338,137 Swap contracts (447,698)
Total ....................... $712,395 $(701,334)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Statement of Operations.
10. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... $ — $ — $ —
a
$ —
Hotels, Restaurants & Leisure ............. — 1,125 — 1,125
Machinery ............................ — — 82,010 82,010
Oil, Gas & Consumable Fuels ............. 1,379 23,545 — 24,924
Management Investment Companies ......... — — 2,681,647 2,681,647
Warrants ............................... — — 1 1
Corporate Bonds :
Aerospace & Defense ................... — 3,245,661 — 3,245,661
Automobile Components ................. — 927,545 — 927,545
Automobiles .......................... — 1,045,428 — 1,045,428
Banks ............................... — 18,595,329 — 18,595,329
Beverages ........................... — 485,257 — 485,257
Biotechnology ......................... — 1,293,561 — 1,293,561
Broadline Retail ....................... — 401,179 —
a
401,179
Building Products ...................... — 1,729,287 — 1,729,287
Capital Markets ........................ — 7,349,767 — 7,349,767
Chemicals ........................... — 2,087,620 — 2,087,620
Commercial Services & Supplies ........... — 4,673,749 — 4,673,749
Communications Equipment .............. — 816,232 — 816,232
Construction & Engineering ............... — 774,503 — 774,503
Consumer Finance ..................... — 2,852,316 — 2,852,316
Consumer Staples Distribution & Retail ...... — 410,712 — 410,712
Containers & Packaging ................. — 1,946,113 — 1,946,113
Distributors ........................... — 366,467 — 366,467
Diversified Consumer Services ............ — 777,891 — 777,891
Diversified REITs ...................... — 837,225 — 837,225
Diversified Telecommunication Services ..... — 2,866,374 — 2,866,374
Electric Utilities ........................ — 5,855,016 — 5,855,016
Electrical Equipment .................... — 194,051 — 194,051
Electronic Equipment, Instruments &
Components ........................ — 1,073,767 — 1,073,767
Energy Equipment & Services ............. — 2,062,787 — 2,062,787
Entertainment ......................... — 645,062 — 645,062
Financial Services ...................... — 3,644,891 — 3,644,891
Food Products ........................ — 3,024,641 — 3,024,641

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Gas Utilities .......................... $ — $ 201,001 $ — $ 201,001
Ground Transportation .................. — 3,227,422 — 3,227,422
Health Care Equipment & Supplies ......... — 1,922,682 — 1,922,682
Health Care Providers & Services .......... — 6,696,596 — 6,696,596
Health Care REITs ..................... — 1,732,367 — 1,732,367
Health Care Technology ................. — 667,854 — 667,854
Hotel & Resort REITs ................... — 1,437,023 — 1,437,023
Hotels, Restaurants & Leisure ............. — 6,042,568 — 6,042,568
Household Durables .................... — 1,413,156 — 1,413,156
Household Products .................... — 371,790 — 371,790
Independent Power and Renewable Electricity
Producers .......................... — 3,739,798 — 3,739,798
Insurance ............................ — 7,157,472 — 7,157,472
Interactive Media & Services .............. — 205,350 — 205,350
IT Services ........................... — 1,601,691 — 1,601,691
Machinery ............................ — 1,698,294 — 1,698,294
Media ............................... — 5,672,702 — 5,672,702
Metals & Mining ....................... — 2,176,176 — 2,176,176
Multi-Utilities .......................... — 1,713,546 — 1,713,546
Oil, Gas & Consumable Fuels ............. — 14,055,115 — 14,055,115
Passenger Airlines ..................... — 1,754,634 — 1,754,634
Personal Care Products ................. — 638,289 — 638,289
Pharmaceuticals ....................... — 2,327,713 — 2,327,713
Professional Services ................... — 232,470 — 232,470
Real Estate Management & Development .... — 504,140 — 504,140
Residential REITs ...................... — 753,954 — 753,954
Semiconductors & Semiconductor Equipment . — 841,182 — 841,182
Software ............................. — 1,765,891 — 1,765,891
Specialized REITs ...................... — 932,279 — 932,279
Technology Hardware, Storage & Peripherals . — 1,222,177 — 1,222,177
Textiles, Apparel & Luxury Goods .......... — 776,464 — 776,464
Tobacco ............................. — 826,499 — 826,499
Trading Companies & Distributors .......... — 2,544,869 — 2,544,869
Transportation Infrastructure .............. — 111,270 — 111,270
Wireless Telecommunication Services ....... — 2,407,867 2,220 2,410,087
Senior Floating Rate Interests ............... — 6,554,218 — 6,554,218
Marketplace Loans ....................... — — 876,567 876,567
Foreign Government and Agency Securities .... — 13,221,553 — 13,221,553
U.S. Government and Agency Securities ....... — 41,947,820 — 41,947,820
Asset-Backed Securities ................... — 5,973,371 — 5,973,371
Commercial Mortgage-Backed Securities ...... — 13,089,299 — 13,089,299
Mortgage-Backed Securities ................ — 33,566,467 — 33,566,467
Residential Mortgage-Backed Securities ....... — 5,031,025 — 5,031,025
Agency Commercial Mortgage-Backed Securities — 2,470,439 — 2,470,439
Escrows and Litigation Trusts ............... — 4,860 1,084 5,944
Short Term Investments ................... 8,034,406 — — 8,034,406
Total Investments in Securities ........... $8,035,785 $271,238,454 $3,643,529 $282,917,768
Other Financial Instruments:
Futures Contracts ....................... $179,002 $— $— $179,002
Swap Contracts ......................... — 255,334 — 255,334
Total Other Financial Instruments ......... $179,002 $255,334 $— $434,336
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2025, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $114,005 $— $114,005
Futures Contracts ........................ 43,756 — — 43,756
Swap Contracts ......................... — 66,367 — 66,367
Unfunded Loan Commitments ............... — 163 — 163
Total Other Financial Instruments ......... $43,756 $180,535 $— $224,291
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Machinery ......... — — — 73,135 — — — 8,875 82,010 8,875
Management Investment
Companies :
Capital Markets ..... 1,823,176 809,104 — — — — — 49,367 2,681,647 49,367
Warrants :
Machinery ......... —
d
— — — — — — 1 1 1
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Wireless
Telecommunication
Services ........ 1,440 — (1,347) — — 569 983 575 2,220 982
Marketplace Loans :
Financial Services ... 1,392,974 7,707 (658,803) — — — 17,452 117,237 876,567 12,953
Escrows and Litigation
Trusts : —
d
— — — — — — 1,084 1,084 1,084
Total Investments in
Securities ............ $3,217,590 $816,811 $(660,150) $73,135 $— $569 $18,435 $177,139 $3,643,529 $73,262
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2025, are as follows:
13. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Management Investment Companies:
Capital Markets. . . . . . . . . . $2,681,647 Dividend Accrual Dividend Yield 2.5% Increase
Net Asset Value $27.3 Increase
All Other Investments . . . . . . . 961,882
b,c
Total . . . . . . . . . . . . . .
............
$3,643,529
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
Abbreviations
Counterparty
BNPS
BNP Paribas Securities Corp.
BOFA
Bank of America NA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
Cu r rency
EUR
Euro
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
Selected Portfolio
BDC
Business Development Company
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.45%

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Strategic Income VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust

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Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the three-year period was above the median of its Performance Universe, but for the one-, five- and 10-year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 4.32% for the one-year period. The Board concluded that the Fund’s performance was satisfactory.

Franklin Templeton Variable Insurance Products Trust

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Semiannual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and 10 other multi-sector income funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group.
The Board noted management’s explanation that the Fund currently has a slightly higher than median Management Rate, which is less than one basis point above the median of its Expense Group. The Board also noted management’s explanation that the above median actual total expense ratio was primarily due to an increase in other non-management expenses, which was driven by 10 basis points in service fees for marketplace loan investments. The Board also noted management’s representation that excluding the servicing fees, the Fund’s other non-management expenses would be in-line with the
Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

Franklin Templeton Variable Insurance Products Trust

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Semiannual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term.
The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4884-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
U.S. Government
Securities VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 17
Results of Meeting(s) of Shareholders 17
Remuneration Paid to Directors, Officers and Others 17
Board Approval of Management and Subadvisory Agreements 17

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.43 $10.62 $10.44 $11.85 $12.37 $12.34
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.31 0.28 0.20 0.12 0.22
Net realized and unrealized gains (losses) 0.22 (0.16) 0.21 (1.32) (0.32) 0.28
Total from investment operations ........ 0.38 0.15 0.49 (1.12) (0.20) 0.50
Less distributions from:
Net investment income .............. (0.37) (0.34) (0.31) (0.29) (0.32) (0.47)
Net asset value, end of period .......... $10.44 $10.43 $10.62 $10.44 $11.85 $12.37
Total return
c
....................... 3.73% 1.50% 4.76% (9.50)% (1.62)% 4.08%
Ratios to average net assets
d
Expenses ......................... 0.53% 0.53% 0.52%
e
0.49%
e
0.53%
e
0.53%
e
Net investment income ............... 3.14% 2.96% 2.70% 1.79% 1.03% 1.81%
Supplemental data
Net assets, end of period (000’s) ........ $29,681 $32,918 $35,731 $37,066 $45,733 $52,307
Portfolio turnover rate ................ 10.85% 11.16% 16.46% 9.28% 80.81% 56.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.18 $10.36 $10.19 $11.57 $12.08 $12.05
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.28 0.25 0.16 0.09 0.19
Net realized and unrealized gains (losses) 0.21 (0.14) 0.20 (1.28) (0.31) 0.27
Total from investment operations ........ 0.36 0.14 0.45 (1.12) (0.22) 0.46
Less distributions from:
Net investment income .............. (0.35) (0.32) (0.28) (0.26) (0.29) (0.43)
Net asset value, end of period .......... $10.19 $10.18 $10.36 $10.19 $11.57 $12.08
Total return
c
....................... 3.54% 1.37% 4.47% (9.75)% (1.83)% 3.83%
Ratios to average net assets
d
Expenses ......................... 0.78% 0.78% 0.77%
e
0.74%
e
0.78%
e
0.78%
e
Net investment income ............... 2.89% 2.71% 2.45% 1.53% 0.78% 1.56%
Supplemental data
Net assets, end of period (000’s) ........ $475,595 $489,726 $522,181 $555,028 $730,340 $771,332
Portfolio turnover rate ................ 10.85% 11.16% 16.46% 9.28% 80.81% 56.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin U.S. Government Securities VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 0.5%
Oil, Gas & Consumable Fuels 0.5%
Reliance Industries Ltd. ,
Senior Bond , 2.512% , 1/15/26 ........................ India 1,312,500 $ 1,302,732
Senior Note , 1.87% , 1/15/26 ......................... India 736,842 730,267
Senior Note , 2.06% , 1/15/26 ......................... India 625,000 619,658
2,652,657
Total Corporate Bonds (Cost $ 2,659,028 ) .....................................
2,652,657
U.S. Government and Agency Securities 14.9%
FHLB , 2.625%, 9/12/25 ...............................
United States 10,000,000 9,964,280
U.S. International Development Finance Corp. (The) , 4.01%,
5/15/30 ......................................... United States 935,000 929,476
U.S. Treasury Notes ,
2.25%, 8/15/27 ................................... United States 34,040,000 33,024,119
4%, 7/31/29 ..................................... United States 24,000,000 24,229,687
0.625%, 8/15/30 .................................. United States 8,500,000 7,251,065
Total U.S. Government and Agency Securities (Cost $ 78,257,481 ) ...............
75,398,627
Mortgage-Backed Securities 77.7%
a
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.7%
FHLMC , 6.435%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/37 United States 41,848 42,766
FHLMC , 6.535% - 6.991%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 3/01/36 - 4/01/40 ........ United States 3,144,738 3,229,208
3,271,974
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.1%
FHLMC Gold Pool, 20 Year , 3.5%, 3/01/32 ................ United States 656,777 644,957
FHLMC Gold Pool, 30 Year , 3%, 5/01/43 .................. United States 119,216 108,031
FHLMC Gold Pool, 30 Year , 3.5%, 5/01/43 ................ United States 19,442 18,252
FHLMC Gold Pool, 30 Year , 4%, 9/01/40 - 12/01/41 .......... United States 1,887,660 1,825,985
FHLMC Gold Pool, 30 Year , 4.5%, 5/01/40 - 7/01/41 ......... United States 550,920 549,718
FHLMC Gold Pool, 30 Year , 5%, 9/01/33 - 4/01/40 ........... United States 1,708,469 1,732,600
FHLMC Gold Pool, 30 Year , 5.5%, 7/01/33 - 5/01/38 ......... United States 304,593 313,562
FHLMC Gold Pool, 30 Year , 6%, 7/01/28 - 8/01/35 ........... United States 290,692 298,851
FHLMC Gold Pool, 30 Year , 6.5%, 5/01/29 - 5/01/35 ......... United States 74,539 77,626
FHLMC Gold Pool, 30 Year , 7%, 2/01/31 - 9/01/31 ........... United States 22,825 24,101
FHLMC Gold Pool, 30 Year , 8.5%, 7/01/31 ................ United States 25,341 26,770
FHLMC Pool, 30 Year , 2%, 1/01/51 ...................... United States 3,978,002 3,195,580
FHLMC Pool, 30 Year , 4%, 11/01/45 ..................... United States 6,526,073 6,192,874
FHLMC Pool, 30 Year , 4.5%, 1/01/49 ..................... United States 1,973,941 1,924,101
FHLMC Pool, 30 Year , 4.5%, 10/01/52 .................... United States 13,034,737 12,498,846
FHLMC Pool, 30 Year , 5%, 12/01/52 ..................... United States 12,625,508 12,440,640
FHLMC Pool, 30 Year , 5.5%, 1/01/53 ..................... United States 11,879,332 11,920,185
FHLMC Pool, 30 Year , 6%, 2/01/55 ...................... United States 2,371,407 2,411,379
56,204,058
a
Federal National Mortgage Association (FNMA) Adjustable Rate 1.7%
FNMA , 4.182% - 5.612%, ( COFI 11th District +/- MBS Margin),
6/01/26 - 11/01/36 ................................. United States 12,655 12,537
FNMA , 5.274% - 6.588%, ( 12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ...................... United States 82,818 83,446
FNMA , 5.47% - 7.005%, ( 6-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 9/01/27 - 3/01/37 ........ United States 151,568 154,635
FNMA , 4.882% - 7.5%, ( 1-year CMT T-Note +/- MBS Margin),
10/01/25 - 12/01/40 ................................ United States 1,682,953 1,729,555

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
a
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA , 5.941% - 7.665%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 1/01/32 - 4/01/41 ........ United States 6,731,172 $ 6,904,046
8,884,219
Federal National Mortgage Association (FNMA) Fixed Rate 20.1%
FNMA , 2.64%, 7/01/25 ............................... United States 2,165,834 2,159,463
FNMA , 3.28%, 7/01/27 ............................... United States 4,000,000 3,939,481
FNMA , 5.5%, 4/01/34 ................................ United States 232,119 238,020
FNMA, 15 Year , 2%, 9/01/35 ........................... United States 1,608,955 1,485,202
FNMA, 15 Year , 3%, 9/01/37 ........................... United States 9,319,801 8,891,441
FNMA, 30 Year , 2.5%, 8/01/51 ......................... United States 7,970,650 6,636,246
FNMA, 30 Year , 2.5%, 9/01/51 ......................... United States 17,620,615 14,695,497
FNMA, 30 Year , 2.5%, 11/01/51 ......................... United States 4,082,826 3,391,600
FNMA, 30 Year , 2.5%, 12/01/51 ......................... United States 5,577,025 4,636,642
FNMA, 30 Year , 2.5%, 2/01/52 ......................... United States 7,348,522 6,116,912
FNMA, 30 Year , 3%, 7/01/51 ........................... United States 3,417,311 2,980,353
FNMA, 30 Year , 3%, 12/01/42 - 9/01/51 ................... United States 2,935,250 2,556,566
FNMA, 30 Year , 3.5%, 7/01/45 ......................... United States 7,605,269 7,087,992
FNMA, 30 Year , 4%, 1/01/41 - 8/01/41 .................... United States 1,733,349 1,674,614
FNMA, 30 Year , 4%, 9/01/52 ........................... United States 13,256,717 12,359,404
FNMA, 30 Year , 4.5%, 8/01/40 - 6/01/41 .................. United States 1,666,117 1,649,646
FNMA, 30 Year , 5%, 3/01/34 - 7/01/41 .................... United States 1,065,514 1,078,861
FNMA, 30 Year , 5.5%, 12/01/32 - 8/01/35 ................. United States 638,724 654,846
FNMA, 30 Year , 5.5%, 3/01/54 ......................... United States 3,368,613 3,371,087
FNMA, 30 Year , 6%, 6/01/29 - 8/01/38 .................... United States 497,716 512,630
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 9,415,578 9,589,974
FNMA, 30 Year , 6.5%, 12/01/29 - 9/01/36 ................. United States 66,746 69,755
FNMA, 30 Year , 6.5%, 2/01/55 ......................... United States 5,191,069 5,364,440
FNMA, 30 Year , 7.5%, 8/01/25 ......................... United States 8 8
FNMA, 30 Year , 9%, 10/01/26 .......................... United States 9,016 9,042
101,149,722
Government National Mortgage Association (GNMA) Fixed Rate 44.1%
GNMA I, 30 Year , 5%, 9/15/40 .......................... United States 5,716,017 5,737,265
GNMA I, 30 Year , 5.5%, 3/15/32 - 2/15/38 ................. United States 166,238 171,842
GNMA I, 30 Year , 6%, 7/15/29 - 11/15/38 .................. United States 131,558 137,770
GNMA I, 30 Year , 6.5%, 12/15/28 - 1/15/33 ................ United States 52,760 54,558
GNMA I, 30 Year , 7%, 12/15/28 ......................... United States 2,067 2,120
GNMA I, 30 Year , 7.5%, 12/15/31 - 8/15/33 ................ United States 36,990 38,738
GNMA I, Single-family, 30 Year , 3%, 7/15/42 ............... United States 185,777 168,552
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....... United States 2,666,121 2,533,473
GNMA I, Single-family, 30 Year , 4.5%, 1/15/39 - 6/15/41 ...... United States 4,068,076 4,005,092
GNMA I, Single-family, 30 Year , 5.5%, 1/15/29 - 10/15/39 ...... United States 1,212,631 1,242,290
GNMA I, Single-family, 30 Year , 6%, 3/15/29 - 9/15/38 ........ United States 516,390 532,968
GNMA I, Single-family, 30 Year , 6.5%, 2/15/26 - 5/15/37 ...... United States 227,750 234,640
GNMA I, Single-family, 30 Year , 7%, 12/15/25 - 9/15/31 ....... United States 16,426 16,780
GNMA I, Single-family, 30 Year , 7.5%, 2/15/27 .............. United States 439 441
GNMA II, Single-family, 30 Year , 2%, 10/20/50 .............. United States 6,001,617 4,892,878
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............... United States 4,245,074 3,460,725
GNMA II, Single-family, 30 Year , 2%, 12/20/51 .............. United States 9,504,668 7,748,393
GNMA II, Single-family, 30 Year , 2%, 3/20/52 ............... United States 6,048,369 4,930,704
GNMA II, Single-family, 30 Year , 2.5%, 6/20/51 ............. United States 9,332,329 7,938,564
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............. United States 3,939,167 3,350,847
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............. United States 26,438,535 22,489,840
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............ United States 8,729,213 7,425,445
GNMA II, Single-family, 30 Year , 3%, 12/20/42 - 9/20/45 ...... United States 2,555,250 2,297,131
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............... United States 4,778,761 4,294,320

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
See Abbreviations on page 16 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 3%, 7/20/51 ............... United States 12,992,783 $ 11,516,673
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............... United States 5,054,509 4,479,471
GNMA II, Single-family, 30 Year , 3%, 10/20/51 .............. United States 13,566,009 12,021,575
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............. United States 5,191,788 4,860,799
GNMA II, Single-family, 30 Year , 3.5%, 11/20/42 ............ United States 3,163,202 2,960,879
GNMA II, Single-family, 30 Year , 3.5%, 1/20/43 ............. United States 4,232,914 3,961,777
GNMA II, Single-family, 30 Year , 3.5%, 5/20/47 ............. United States 7,715,695 7,140,799
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............. United States 12,839,377 11,827,117
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 - 10/20/47 ..... United States 12,250,407 11,453,064
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 ............ United States 3,467,283 3,204,623
GNMA II, Single-family, 30 Year , 4%, 11/20/39 - 2/20/44 ....... United States 5,586,330 5,326,780
GNMA II, Single-family, 30 Year , 4.5%, 10/20/39 - 10/20/44 .... United States 7,560,600 7,483,439
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 6/20/44 ....... United States 2,968,528 3,005,925
GNMA II, Single-family, 30 Year , 5%, 9/20/54 ............... United States 5,645,641 5,550,865
GNMA II, Single-family, 30 Year , 5.5%, 5/20/34 - 6/20/38 ...... United States 1,199,685 1,235,983
GNMA II, Single-family, 30 Year , 5.5%, 3/20/54 ............. United States 4,733,614 4,755,546
GNMA II, Single-family, 30 Year , 5.5%, 8/20/54 ............. United States 10,496,990 10,528,081
GNMA II, Single-family, 30 Year , 6%, 4/20/28 - 7/20/39 ....... United States 782,538 817,464
GNMA II, Single-family, 30 Year , 6%, 1/20/55 ............... United States 11,030,548 11,203,695
GNMA II, Single-family, 30 Year , 6%, 2/20/55 ............... United States 10,359,300 10,522,237
GNMA II, Single-family, 30 Year , 6.5%, 12/20/27 - 4/20/32 ..... United States 85,604 89,056
GNMA II, Single-family, 30 Year , 6.5%, 2/20/55 ............. United States 5,045,659 5,191,831
GNMA II, Single-family, 30 Year , 7%, 5/20/32 ............... United States 2,330 2,471
GNMA II, Single-family, 30 Year , 7.5%, 10/20/25 - 11/20/26 .... United States 1,010 1,013
GNMA II, Single-family, 30 Year , 8%, 8/20/26 ............... United States 235 236
222,846,775
Total Mortgage-Backed Securities (Cost $ 433,410,038 ) .........................
392,356,748
Total Long Term Investments (Cost $ 514,326,547 ) .............................
470,408,032
a
Short Term Investments 6.6%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 6.6%
b
Joint Repurchase Agreement , 4.344% , 7/01/25 (Maturity Value
$ 33,364,258 )
BNP Paribas Securities Corp. (Maturity Value $15,320,534)
Deutsche Bank Securities, Inc. (Maturity Value $4,766,084)
HSBC Securities (USA), Inc. (Maturity Value $13,277,640)
Collateralized by U.S. Government Agency Securities,
2% - 7.5%, 1/20/27 - 4/20/65; U.S. Treasury Bills, 7/17/25 -
12/18/25; and U.S. Treasury Notes, 4.13%, 1/31/27 (valued at
$ 34,066,206 ) ..................................... 33,360,233 33,360,233
Total Repurchase Agreements (Cost $ 33,360,233 ) .............................
33,360,233
Total Short Term Investments (Cost $ 33,360,233 ) ..............................
33,360,233
a
Total Investments (Cost $ 547,686,780 ) 99.7% .................................
$503,768,265
Other Assets, less Liabilities 0.3% ...........................................
1,508,158
Net Assets 100.0% .........................................................
$505,276,423
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
b
See Note 1(b) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin U.S.
Government
Securities VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $514,326,547
Cost - Unaffiliated repurchase agreements ...................................................... 33,360,233
Value - Unaffiliated issuers .................................................................. $470,408,032
Value - Unaffiliated repurchase agreements ...................................................... 33,360,233
Cash .................................................................................... 8,875
Receivables:
Investment securities sold ................................................................... 21,611
Capital shares sold ........................................................................ 94,592
Interest ................................................................................. 2,203,392
Total assets .......................................................................... 506,096,735
Liabilities:
Payables:
Capital shares redeemed ................................................................... 433,343
Management fees ......................................................................... 205,949
Distribution fees .......................................................................... 96,948
Trustees' fees and expenses ................................................................. 556
Accrued expenses and other liabilities ........................................................... 83,516
Total liabilities ......................................................................... 820,312
Net assets, at value ................................................................. $505,276,423
Net assets consist of:
Paid-in capital ............................................................................. $688,320,347
Total distributable earnings (losses) ............................................................. (183,043,924)
Net assets, at value ................................................................. $505,276,423
Franklin U.S.
Government
Securities VIP
Fund
Class 1:
Net assets, at value ....................................................................... $29,681,123
Shares outstanding ........................................................................ 2,842,374
Net asset value and maximum offering price per share
a
............................................. $10.44
Class 2:
Net assets, at value ....................................................................... $475,595,300
Shares outstanding ........................................................................ 46,679,315
Net asset value and maximum offering price per share
a
............................................. $10.19
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin U.S.
Government
Securities VIP
Fund
Investment income:
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... $(605,409)
Paid in cash
a
........................................................................... 9,959,281
Total investment income ................................................................... 9,353,872
Expenses:
Management fees (Note 3 a ) ................................................................... 1,268,826
Distribution fees: (Note 3c )
Class 2 ................................................................................ 598,790
Reports to shareholders fees .................................................................. 5,636
Professional fees ........................................................................... 33,847
Trustees' fees and expenses .................................................................. 3,115
Other .................................................................................... 46,242
Total expenses ......................................................................... 1,956,456
Net investment income ................................................................ 7,397,416
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (5,394,010)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 15,948,103
Net realized and unrealized gain (loss) ............................................................ 10,554,093
Net increase (decrease) in net assets resulting from operations .......................................... $17,951,509
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin U.S. Government Securities VIP
Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,397,416 $14,731,216
Net realized gain (loss) ................................................. (5,394,010) (6,948)
Net change in unrealized appreciation (depreciation) ........................... 15,948,103 (7,499,190)
Net increase (decrease) in net assets resulting from operations ................ 17,951,509 7,225,078
Distributions to shareholders:
Class 1 ............................................................. (1,029,697) (1,111,700)
Class 2 ............................................................. (15,652,905) (15,532,806)
Total distributions to shareholders .......................................... (16,682,602) (16,644,506)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (3,288,103) (2,228,260)
Class 2 ............................................................. (15,348,446) (23,620,386)
Total capital share transactions ............................................ (18,636,549) (25,848,646)
Net increase (decrease) in net assets ................................... (17,367,642) (35,268,074)
Net assets:
Beginning of period ..................................................... 522,644,065 557,912,139
End of period .......................................................... $505,276,423 $522,644,065

Franklin Templeton Variable Insurance Products Trust
11
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin U.S. Government Securities VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin U.S. Government Securities
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2025,
59.1% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds,

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
12
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Franklin U.S. Government Securities VIP Fund
(continued)
with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 30, 2025.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued daily.
Amortization of premium and accretion of discount on debt
securities are included in interest income. Paydown gains
and losses are recorded separately in the Statement of
Operations. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
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Franklin U.S. Government Securities VIP Fund
(continued)
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 105,309 $1,118,825 136,141 $1,432,376
Shares issued in reinvestment of distributions .......... 99,874 1,029,697 108,142 1,111,700
Shares redeemed ............................... (517,505) (5,436,625) (455,602) (4,772,336)
Net increase (decrease) .......................... (312,322) $(3,288,103) (211,319) $(2,228,260)
Class 2 Shares:
Shares sold ................................... 2,423,503 $25,053,110 4,438,751 $45,546,173
Shares issued in reinvestment of distributions .......... 1,555,885 15,652,198 1,547,092 15,532,806
Shares redeemed ............................... (5,429,153) (56,053,754) (8,268,762) (84,699,365)
Net increase (decrease) .......................... (1,449,765) $(15,348,446) (2,282,919) $(23,620,386)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
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Franklin U.S. Government Securities VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.499% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 49,170,613
Long term ................................................................................ 89,262,082
Total capital loss carryforwards ............................................................... $138,432,695
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Franklin U.S. Government Securities VIP Fund
(continued)
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$51,727,199 and $67,708,633, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Cost of investments .......................................................................... $549,099,820
Unrealized appreciation ........................................................................ $830,487
Unrealized depreciation ........................................................................ (46,162,042)
Net unrealized appreciation (depreciation) .......................................................... $(45,331,555)
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Franklin U.S. Government Securities VIP Fund
(continued)
8. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
T-Note
Treasury Note

Franklin Templeton Variable Insurance Products Trust
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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin U.S. Government Securities VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median and in the third quintile of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted
that, although below median, the Fund’s one-year annualized income return was 3.35%. The Board concluded that the Fund’s performance was satisfactory.

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Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund, two other intermediate US government funds underlying VIPs and six inflation-protected bond funds underlying VIPs. The Board noted that the Management Rate for the Fund was below the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

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Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4830-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Franklin
VolSmart Allocation
VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 14
Notes to Financial Statements 17
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
franklintempleton.com
Semiannual The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022
a
Class 1
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $13.40 $12.41 $12.13 $13.60
Income from investment operations
b
:
Net investment income
c,d
..................................... 0.15 0.24 0.25 0.17
Net realized and unrealized gains (losses) ........................ 0.05 1.21 1.13 (0.18)
Total from investment operations ................................. 0.20 1.45 1.38 (0.01)
Less distributions from:
Net investment income ....................................... (0.27) (0.28) (0.26) (0.25)
Net realized gains .......................................... (1.68) (0.18) (0.84) (1.21)
Total distributions ............................................ (1.95) (0.46) (1.10) (1.46)
Net asset value, end of period ................................... $11.65 $13.40 $12.41 $12.13
Total return
e
................................................ 1.70% 11.80% 11.78% 0.15%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.................. 0.89% 0.89% 0.81% 0.81%
Expenses net of waiver and payments by affiliates
g
................... 0.65% 0.65% 0.65%
h
0.65%
h
Net investment income ........................................ 2.28% 1.81% 2.06% 2.20%
Supplemental data
Net assets, end of period (000’s) ................................. $4 $5 $5 $4
Portfolio turnover rate ......................................... 7.39% 34.51% 22.91% 37.75%
a
For the period May 20, 2022 (effective date) to December 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2025.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.45 $12.47 $12.19 $15.57 $14.55 $12.60
Income from investment operations
a
:
Net investment income
b,c
............ 0.13 0.22 0.25 0.23 0.26 0.24
Net realized and unrealized gains (losses) 0.05 1.22 1.13 (2.15) 2.19 1.86
Total from investment operations ........ 0.18 1.44 1.38 (1.92) 2.45 2.10
Less distributions from:
Net investment income .............. (0.23) (0.28) (0.26) (0.25) (0.64) (0.15)
Net realized gains ................. (1.68) (0.18) (0.84) (1.21) (0.79) —
Total distributions ................... (1.91) (0.46) (1.10) (1.46) (1.43) (0.15)
Net asset value, end of period .......... $11.72 $13.45 $12.47 $12.19 $15.57 $14.55
Total return
d
....................... 1.57% 11.66% 11.72% (12.13)% 17.62% 16.85%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.14% 1.11% 0.85% 0.85% 0.88% 0.88%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.90% 0.90% 0.65%
g
0.65%
g
0.65%
g
0.65%
g
Net investment income ............... 2.02% 1.68% 2.11% 1.71% 1.75% 1.85%
Supplemental data
Net assets, end of period (000’s) ........ $163 $167 $111 $33 $48 $45
Portfolio turnover rate ................ 7.39% 34.51% 22.91% 37.75% 41.28% 69.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2025.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.43 $12.43 $12.15 $15.52 $14.52 $12.59
Income from investment operations
a
:
Net investment income
b ,c
............ 0.14 0.22 0.23 0.21 0.23 0.23
Net realized and unrealized gains (losses) 0.05 1.22 1.13 (2.14) 2.18 1.86
Total from investment operations ........ 0.19 1.44 1.36 (1.93) 2.41 2.09
Less distributions from:
Net investment income .............. (0.24) (0.26) (0.24) (0.23) (0.62) (0.16)
Net realized gains ................. (1.68) (0.18) (0.84) (1.21) (0.79) —
Total distributions ................... (1.92) (0.44) (1.08) (1.44) (1.41) (0.16)
Net asset value, end of period .......... $11.70 $13.43 $12.43 $12.15 $15.52 $14.52
Total return
d
....................... 1.67% 11.68% 11.57% (12.27)% 17.36% 16.78%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.04% 1.01% 1.00% 1.00% 1.03% 1.03%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.80% 0.80% 0.80%
g
0.80%
g
0.80%
g
0.80%
g
Net investment income ............... 2.09% 1.66% 1.89% 1.57% 1.57% 1.70%
Supplemental data
Net assets, end of period (000’s) ........ $132,342 $140,399 $159,621 $170,682 $209,784 $195,818
Portfolio turnover rate ................ 7.39% 34.51% 22.91% 37.75% 41.28% 69.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2025.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin VolSmart Allocation VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual
5
a a
Shares
a
Value
a
Common Stocks 61.3%
Aerospace & Defense 1.1%
General Dynamics Corp. .............................................. 1,784 $ 520,321
Howmet Aerospace, Inc. .............................................. 1,205 224,287
RTX Corp. ........................................................ 4,868 710,825
1,455,433
Automobiles 0.6%
General Motors Co. .................................................. 2,957 145,514
a
Tesla, Inc. ......................................................... 1,920 609,907
755,421
Banks 1.7%
Citigroup, Inc. ...................................................... 5,977 508,762
Citizens Financial Group, Inc. .......................................... 1,311 58,667
JPMorgan Chase & Co. ............................................... 5,666 1,642,630
M&T Bank Corp. .................................................... 320 62,077
2,272,136
Beverages 0.3%
Coca-Cola Consolidated, Inc. .......................................... 341 38,073
PepsiCo, Inc. ...................................................... 3,028 399,817
437,890
Biotechnology 1.2%
AbbVie, Inc. ....................................................... 6,116 1,135,252
a
Exelixis, Inc. ....................................................... 1,278 56,328
Gilead Sciences, Inc. ................................................ 3,053 338,486
a
United Therapeutics Corp. ............................................. 147 42,240
1,572,306
Broadline Retail 1.2%
a
Amazon.com, Inc. ................................................... 6,859 1,504,796
eBay, Inc. ......................................................... 1,444 107,520
1,612,316
Building Products 0.9%
Armstrong World Industries, Inc. ........................................ 360 58,478
Carlisle Cos., Inc. ................................................... 1,139 425,303
Johnson Controls International plc ....................................... 6,206 655,478
Lennox International, Inc. ............................................. 121 69,362
1,208,621
Capital Markets 3.0%
Ares Management Corp. , A ............................................ 2,583 447,376
Bank of New York Mellon Corp. (The) .................................... 1,616 147,234
Charles Schwab Corp. (The) ........................................... 6,935 632,749
Goldman Sachs Group, Inc. (The) ....................................... 765 541,429
Houlihan Lokey, Inc. , A ............................................... 249 44,807
Interactive Brokers Group, Inc. , A ....................................... 968 53,637
Janus Henderson Group plc ........................................... 1,217 47,268
Jefferies Financial Group, Inc. .......................................... 781 42,713
LPL Financial Holdings, Inc. ........................................... 122 45,746
Moody's Corp. ...................................................... 505 253,303
Morgan Stanley ..................................................... 6,546 922,070
Nasdaq, Inc. ....................................................... 8,082 722,692
Northern Trust Corp. ................................................. 415 52,618

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual The accompanying notes are an integral part of these financial statements.
6
a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
SEI Investments Co. ................................................. 566 $ 50,861
4,004,503
Chemicals 1.8%
Air Products and Chemicals, Inc. ........................................ 1,906 537,606
CF Industries Holdings, Inc. ........................................... 604 55,568
Eastman Chemical Co. ............................................... 484 36,135
Ecolab, Inc. ........................................................ 1,634 440,265
Linde plc .......................................................... 2,105 987,624
NewMarket Corp. ................................................... 80 55,269
Sherwin-Williams Co. (The) ............................................ 794 272,628
2,385,095
Commercial Services & Supplies 0.7%
Cintas Corp. ....................................................... 3,550 791,189
Republic Services, Inc. , A ............................................. 582 143,527
Rollins, Inc. ........................................................ 894 50,439
985,155
Communications Equipment 1.0%
a
Arista Networks, Inc. ................................................. 3,247 332,201
Cisco Systems, Inc. ................................................. 8,641 599,513
a
F5, Inc. ........................................................... 179 52,683
Motorola Solutions, Inc. ............................................... 508 213,594
Ubiquiti, Inc. ....................................................... 133 54,749
1,252,740
Construction & Engineering 0.1%
Comfort Systems USA, Inc. ............................................ 130 69,707
EMCOR Group, Inc. ................................................. 137 73,280
Valmont Industries, Inc. ............................................... 130 42,454
185,441
Construction Materials 0.1%
CRH plc .......................................................... 1,789 164,230
Consumer Finance 0.2%
Capital One Financial Corp. ........................................... 514 109,358
Synchrony Financial ................................................. 1,547 103,247
212,605
Consumer Staples Distribution & Retail 2.4%
a
BJ's Wholesale Club Holdings, Inc. ...................................... 452 48,739
Casey's General Stores, Inc. ........................................... 745 380,151
Costco Wholesale Corp. .............................................. 776 768,193
Kroger Co. (The) .................................................... 1,439 103,220
Target Corp. ....................................................... 1,373 135,447
Walmart, Inc. ...................................................... 17,240 1,685,727
3,121,477
Containers & Packaging 0.1%
Amcor plc ......................................................... 4,589 42,173
International Paper Co. ............................................... 1,402 65,656
Packaging Corp. of America ........................................... 288 54,273
162,102

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual
7
a a
Shares
a
Value
a
Common Stocks
(continued)
Diversified Consumer Services 0.0%
†
a
Grand Canyon Education, Inc. .......................................... 255 $ 48,195
a
Diversified Telecommunication Services 0.9%
AT&T, Inc. ......................................................... 21,848 632,281
Verizon Communications, Inc. .......................................... 12,209 528,284
1,160,565
Electric Utilities 0.5%
Entergy Corp. ...................................................... 1,209 100,492
Evergy, Inc. ........................................................ 661 45,563
NextEra Energy, Inc. ................................................. 5,565 386,322
NRG Energy, Inc. ................................................... 432 69,371
601,748
Electrical Equipment 0.5%
Acuity, Inc. ........................................................ 149 44,453
nVent Electric plc ................................................... 7,557 553,550
598,003
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. , A .................................................. 3,490 344,638
Avnet, Inc. ........................................................ 897 47,613
Corning, Inc. ....................................................... 2,295 120,694
TD SYNNEX Corp. .................................................. 332 45,052
557,997
Entertainment 0.2%
a
Spotify Technology SA ................................................ 414 317,679
a
Financial Services 2.4%
a
Berkshire Hathaway, Inc. , B ............................................ 1,166 566,408
Equitable Holdings, Inc. ............................................... 828 46,451
a
Fiserv, Inc. ........................................................ 1,284 221,374
Mastercard, Inc. , A .................................................. 1,408 791,212
MGIC Investment Corp. ............................................... 1,855 51,643
a
Toast, Inc. , A ....................................................... 1,076 47,656
Visa, Inc. , A ........................................................ 4,168 1,479,848
Western Union Co. (The) .............................................. 3,944 33,209
3,237,801
Food Products 0.3%
Ingredion, Inc. ...................................................... 351 47,603
Kellanova ......................................................... 707 56,228
McCormick & Co., Inc. ............................................... 3,406 258,243
Pilgrim's Pride Corp. ................................................. 975 43,855
405,929
Gas Utilities 0.1%
Atmos Energy Corp. ................................................. 314 48,390
MDU Resources Group, Inc. ........................................... 2,646 44,109
National Fuel Gas Co. ................................................ 607 51,419
UGI Corp. ......................................................... 1,336 48,657
192,575
Ground Transportation 0.0%
†
Ryder System, Inc. .................................................. 323 51,357

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual The accompanying notes are an integral part of these financial statements.
8
a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies 3.6%
Abbott Laboratories .................................................. 9,407 $ 1,279,446
Becton Dickinson & Co. ............................................... 1,843 317,457
a
Boston Scientific Corp. ............................................... 4,685 503,216
a
Globus Medical, Inc. , A ............................................... 592 34,940
a
Insulet Corp. ....................................................... 167 52,468
a
Intuitive Surgical, Inc. ................................................ 1,062 577,101
a
Masimo Corp. ...................................................... 242 40,709
Medtronic plc ...................................................... 1,658 144,528
ResMed, Inc. ...................................................... 373 96,234
STERIS plc ........................................................ 1,325 318,292
Stryker Corp. ...................................................... 3,470 1,372,836
4,737,227
Health Care Providers & Services 0.4%
Cardinal Health, Inc. ................................................. 353 59,304
Chemed Corp. ..................................................... 78 37,981
a
DaVita, Inc. ........................................................ 306 43,590
Encompass Health Corp. ............................................. 476 58,372
Labcorp Holdings, Inc. ............................................... 183 48,039
Premier, Inc. , A ..................................................... 2,082 45,658
Quest Diagnostics, Inc. ............................................... 289 51,913
a
Tenet Healthcare Corp. ............................................... 349 61,424
UnitedHealth Group, Inc. .............................................. 222 69,257
475,538
Health Care REITs 0.2%
Medical Properties Trust, Inc. .......................................... 7,955 34,286
Omega Healthcare Investors, Inc. ....................................... 1,182 43,320
Welltower, Inc. ..................................................... 894 137,435
215,041
Health Care Technology 0.0%
†
a
Doximity, Inc. , A .................................................... 663 40,668
a
Hotel & Resort REITs 0.0%
†
Park Hotels & Resorts, Inc. ............................................ 3,369 34,465
Hotels, Restaurants & Leisure 1.7%
Booking Holdings, Inc. ............................................... 106 613,659
Darden Restaurants, Inc. ............................................. 228 49,697
Domino's Pizza, Inc. ................................................. 114 51,368
a
DoorDash, Inc. , A ................................................... 464 114,381
a
Dutch Bros, Inc. , A .................................................. 574 39,244
Expedia Group, Inc. ................................................. 231 38,965
Hilton Worldwide Holdings, Inc. ......................................... 646 172,056
McDonald's Corp. ................................................... 2,260 660,304
Royal Caribbean Cruises Ltd. .......................................... 630 197,278
Starbucks Corp. .................................................... 1,462 133,963
Texas Roadhouse, Inc. , A ............................................. 265 49,664
Travel + Leisure Co. ................................................. 844 43,559
Wyndham Hotels & Resorts, Inc. ........................................ 434 35,245
Yum! Brands, Inc. ................................................... 392 58,087
2,257,470
Household Durables 0.2%
DR Horton, Inc. ..................................................... 1,399 180,359

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual
9
a a
Shares
a
Value
a
Common Stocks
(continued)
Household Durables (continued)
Garmin Ltd. ........................................................ 547 $ 114,170
294,529
Household Products 0.8%
Colgate-Palmolive Co. ............................................... 2,860 259,974
Kimberly-Clark Corp. ................................................. 869 112,031
Procter & Gamble Co. (The) ........................................... 3,912 623,260
995,265
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp. ........................................................ 521 100,975
Industrial Conglomerates 0.6%
3M Co. ........................................................... 1,360 207,047
Honeywell International, Inc. ........................................... 2,580 600,830
807,877
Insurance 0.7%
Aon plc , A ......................................................... 424 151,266
Axis Capital Holdings Ltd. ............................................. 471 48,899
Erie Indemnity Co. , A ................................................. 753 261,133
Lincoln National Corp. ................................................ 1,429 49,444
Marsh & McLennan Cos., Inc. .......................................... 1,505 329,053
Unum Group ....................................................... 579 46,760
886,555
Interactive Media & Services 2.4%
Alphabet, Inc. , A .................................................... 5,135 904,941
Alphabet, Inc. , C .................................................... 4,272 757,810
Meta Platforms, Inc. , A ............................................... 2,050 1,513,085
3,175,836
IT Services 1.3%
Accenture plc , A .................................................... 2,467 737,362
Amdocs Ltd. ....................................................... 531 48,448
Cognizant Technology Solutions Corp. , A .................................. 1,431 111,661
a
GoDaddy, Inc. , A .................................................... 310 55,819
International Business Machines Corp. ................................... 2,460 725,159
a
Twilio, Inc. , A ....................................................... 382 47,505
1,725,954
Life Sciences Tools & Services 0.5%
Danaher Corp. ..................................................... 2,005 396,068
a
Medpace Holdings, Inc. ............................................... 146 45,823
a
Waters Corp. ...................................................... 117 40,838
West Pharmaceutical Services, Inc. ...................................... 1,065 233,022
715,751
Machinery 1.3%
Allison Transmission Holdings, Inc. ...................................... 485 46,070
Caterpillar, Inc. ..................................................... 1,385 537,671
Cummins, Inc. ...................................................... 399 130,673
Illinois Tool Works, Inc. ............................................... 635 157,004
PACCAR, Inc. ...................................................... 1,619 153,902
Parker-Hannifin Corp. ................................................ 911 636,306
Snap-on, Inc. ...................................................... 130 40,453
1,702,079

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual The accompanying notes are an integral part of these financial statements.
10
a a
Shares
a
Value
a
Common Stocks
(continued)
Media 0.1%
Fox Corp. , A ....................................................... 817 $ 45,785
Fox Corp. , B ....................................................... 843 43,524
89,309
Metals & Mining 0.2%
Newmont Corp. ..................................................... 1,469 85,584
Royal Gold, Inc. .................................................... 322 57,264
Southern Copper Corp. ............................................... 487 49,270
Steel Dynamics, Inc. ................................................. 455 58,245
250,363
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Rithm Capital Corp. .................................................. 3,758 42,428
Office REITs 0.1%
Cousins Properties, Inc. .............................................. 1,601 48,078
Highwoods Properties, Inc. ............................................ 1,477 45,920
Kilroy Realty Corp. .................................................. 1,321 45,323
139,321
Oil, Gas & Consumable Fuels 1.0%
APA Corp. ......................................................... 1,897 34,696
Chevron Corp. ..................................................... 2,766 396,063
Civitas Resources, Inc. ............................................... 863 23,750
Devon Energy Corp. ................................................. 1,418 45,107
DT Midstream, Inc. .................................................. 475 52,207
EOG Resources, Inc. ................................................ 2,548 304,766
Exxon Mobil Corp. ................................................... 2,657 286,425
Targa Resources Corp. ............................................... 415 72,243
Texas Pacific Land Corp. .............................................. 59 62,327
1,277,584
Passenger Airlines 0.1%
Delta Air Lines, Inc. .................................................. 1,685 82,868
a
United Airlines Holdings, Inc. ........................................... 833 66,332
149,200
Personal Care Products 0.0%
†
a
BellRing Brands, Inc. ................................................. 600 34,758
a
Pharmaceuticals 1.9%
Bristol-Myers Squibb Co. .............................................. 4,751 219,924
Eli Lilly & Co. ...................................................... 1,232 960,381
a
Jazz Pharmaceuticals plc ............................................. 337 35,762
Johnson & Johnson ................................................. 8,128 1,241,552
Organon & Co. ..................................................... 3,206 31,034
Royalty Pharma plc , A ................................................ 1,356 48,857
2,537,510
Professional Services 0.3%
Automatic Data Processing, Inc. ........................................ 905 279,102
Genpact Ltd. ....................................................... 855 37,629
Paychex, Inc. ...................................................... 470 68,366
SS&C Technologies Holdings, Inc. ....................................... 606 50,177
435,274
Residential REITs 0.1%
AvalonBay Communities, Inc. .......................................... 303 61,661

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual
11
a a
Shares
a
Value
a
Common Stocks
(continued)
Residential REITs (continued)
Essex Property Trust, Inc. ............................................. 178 $ 50,445
112,106
Retail REITs 0.3%
Agree Realty Corp. .................................................. 616 45,005
NNN REIT, Inc. ..................................................... 997 43,050
Realty Income Corp. ................................................. 1,818 104,735
Simon Property Group, Inc. ............................................ 1,030 165,583
358,373
Semiconductors & Semiconductor Equipment 6.8%
Analog Devices, Inc. ................................................. 2,790 664,076
Applied Materials, Inc. ................................................ 1,225 224,261
Broadcom, Inc. ..................................................... 9,796 2,700,268
NVIDIA Corp. ...................................................... 20,970 3,313,050
QUALCOMM, Inc. ................................................... 3,290 523,965
Texas Instruments, Inc. ............................................... 7,300 1,515,626
8,941,246
Software 7.6%
a
DocuSign, Inc. , A ................................................... 565 44,008
a
Fair Isaac Corp. .................................................... 59 107,850
a
Fortinet, Inc. ....................................................... 1,618 171,055
a
Guidewire Software, Inc. .............................................. 237 55,802
Microsoft Corp. ..................................................... 12,548 6,241,501
Oracle Corp. ....................................................... 8,675 1,896,615
a
Palantir Technologies, Inc. , A ........................................... 4,889 666,468
Roper Technologies, Inc. .............................................. 1,560 884,270
10,067,569
Specialized REITs 0.2%
EPR Properties ..................................................... 858 49,987
Gaming and Leisure Properties, Inc. ..................................... 907 42,339
Millrose Properties, Inc. , A ............................................. 1,998 56,963
VICI Properties, Inc. , A ............................................... 2,695 87,857
237,146
Specialty Retail 2.0%
Best Buy Co., Inc. ................................................... 637 42,762
Dick's Sporting Goods, Inc. ............................................ 231 45,694
Home Depot, Inc. (The) ............................................... 1,893 694,049
Lowe's Cos., Inc. .................................................... 2,477 549,572
a
O'Reilly Automotive, Inc. .............................................. 1,809 163,045
Ross Stores, Inc. ................................................... 3,313 422,673
TJX Cos., Inc. (The) ................................................. 3,351 413,815
Tractor Supply Co. .................................................. 4,479 236,357
Williams-Sonoma, Inc. ............................................... 464 75,804
2,643,771
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc. ........................................................ 19,072 3,913,002
Hewlett Packard Enterprise Co. ......................................... 4,211 86,115
HP, Inc. ........................................................... 3,000 73,380
NetApp, Inc. ....................................................... 695 74,052
4,146,549

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual The accompanying notes are an integral part of these financial statements.
12
a a
Shares
a
Value
a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 0.2%
a
Lululemon Athletica, Inc. .............................................. 159 $ 37,775
NIKE, Inc. , B ....................................................... 2,219 157,638
Ralph Lauren Corp. , A ................................................ 200 54,856
Tapestry, Inc. ...................................................... 712 62,521
312,790
Tobacco 0.9%
Altria Group, Inc. .................................................... 6,643 389,479
Philip Morris International, Inc. ......................................... 4,022 732,527
1,122,006
Trading Companies & Distributors 0.6%
Fastenal Co. ....................................................... 3,926 164,892
WW Grainger, Inc. ................................................... 627 652,230
817,122
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc. ................................................... 1,459 347,621
Total Common Stocks (Cost $ 41,993,477 ) ......................................
81,186,596
a
Investments In Underlying Funds and Exchange Traded Funds
34.0%
Domestic Fixed Income 26.3%
b
Franklin U.S. Core Bond ETF .......................................... 1,084,725 23,343,282
b
Putnam Core Bond Fund , Class R6 ...................................... 1,409,176 11,597,515
34,940,797
Domestic Hybrid 7.7%
b
Franklin Income VIP Fund , Class 1 ...................................... 681,956 10,202,068
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 49,625,205 ) ................................................................
45,142,865
Total Long Term Investments (Cost $ 91,618,682 ) ................................
126,329,461
a
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 1,408,058 1,408,058
Total Money Market Funds (Cost $ 1,408,058 ) ...................................
1,408,058
Total Short Term Investments (Cost $ 1,408,058 ) .................................
1,408,058
a
Total Investments (Cost $ 93,026,740 ) 96.4% ....................................
$127,737,519
Other Assets, less Liabilities 3.6% .............................................
4,771,944
Net Assets 100.0% ...........................................................
$132,509,463
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(e) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual
13
At June 30, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( c ).
At June 30, 2025 , the Fund had the following total return swap contracts outstanding. See Note 1(c) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 68 $ 21,262,750 9/19/25 $ (753,407)
Total Futures Contracts ...................................................................... $(753,407)
*
As of period end.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Dynamic VIX Backwardation (BEFSDVB1
Index) ............................ — Monthly BZWS 8/25/25 4,000,000 $ (1,014)
Total Return Swap Contracts .................................................................... $(1,014)
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument.
See Note 6 regarding other derivative information.
See Abbreviations on page 25 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Franklin
VolSmart
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $41,993,477
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 51,033,263
Value - Unaffiliated issuers .................................................................. $81,186,596
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 46,550,923
Cash .................................................................................... 48,773
Receivables:
Investment securities sold ................................................................... 2,502,334
Capital shares sold ........................................................................ 694,660
Dividends ............................................................................... 48,007
Deposits with brokers for:
OTC derivative contracts .................................................................. 390,000
Futures contracts ........................................................................ 1,371,079
Total assets .......................................................................... 132,792,372
Liabilities:
Payables:
Capital shares redeemed ................................................................... 78,262
Management fees ......................................................................... 58,767
Distribution fees .......................................................................... 16,032
Professional fees ......................................................................... 34,720
Trustees' fees and expenses ................................................................. 602
Variation margin on futures contracts ........................................................... 102,851
Unrealized depreciation on OTC swap contracts .................................................... 1,014
Accrued expenses and other liabilities ........................................................... (9,339)
Total liabilities ......................................................................... 282,909
Net assets, at value ................................................................. $132,509,463
Net assets consist of:
Paid-in capital ............................................................................. $95,507,389
Total distributable earnings (losses) ............................................................. 37,002,074
Net assets, at value ................................................................. $132,509,463
Franklin
VolSmart
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,284
Shares outstanding ........................................................................ 368
Net asset value and maximum offering price per share
a
............................................. $11.65
Class 2:
Net assets, at value ....................................................................... $162,687
Shares outstanding ........................................................................ 13,877
Net asset value and maximum offering price per share
a
............................................. $11.72
Class 5:
Net assets, at value ....................................................................... $132,342,492
Shares outstanding ........................................................................ 11,314,458
Net asset value and maximum offering price per share
a
............................................. $11.70
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
Franklin
VolSmart
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $40)
Unaffiliated issuers ........................................................................ $682,275
Non-controlled affiliates (Note 3 e ) ............................................................. 1,236,967
Interest:
Unaffiliated issuers ........................................................................ 12,985
Total investment income ................................................................... 1,932,227
Expenses:
Management fees (Note 3 a ) ................................................................... 534,410
Distribution fees: (Note 3c )
Class 2 ................................................................................ 205
Class 5 ................................................................................ 100,075
Custodian fees ............................................................................ 535
Reports to shareholders fees .................................................................. 4,890
Professional fees ........................................................................... 46,164
Trustees' fees and expenses .................................................................. 1,270
Other .................................................................................... 4,795
Total expenses ......................................................................... 692,344
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (157,854)
Net expenses ......................................................................... 534,490
Net investment income ................................................................ 1,397,737
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 6,587,342
Non-controlled affiliates (Note 3 e ) ........................................................... (166,040)
Futures contracts ......................................................................... (4,103,594)
Swap contracts ........................................................................... (475,996)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 e ) ........................................................... 102,934
Net realized gain (loss) .................................................................. 1,944,646
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,411,482)
Non-controlled affiliates (Note 3 e ) ........................................................... 687,719
Futures contracts ......................................................................... (753,407)
Swap contracts ........................................................................... 228,180
Net change in unrealized appreciation (depreciation) ............................................ (1,248,990)
Net realized and unrealized gain (loss) ............................................................ 695,656
Net increase (decrease) in net assets resulting from operations .......................................... $2,093,393

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
Franklin VolSmart Allocation VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,397,737 $2,551,924
Net realized gain (loss) ................................................. 1,944,646 16,762,453
Net change in unrealized appreciation (depreciation) ........................... (1,248,990) (1,928,802)
Net increase (decrease) in net assets resulting from operations ................ 2,093,393 17,385,575
Distributions to shareholders:
Class 1 ............................................................. (715) (169)
Class 2 ............................................................. (23,475) (7,620)
Class 5 ............................................................. (18,742,527) (5,130,477)
Total distributions to shareholders .......................................... (18,766,717) (5,138,266)
Capital share transactions: (Note 2 )
Class 2 ............................................................. 17,044 39,281
Class 5 ............................................................. 8,595,342 (31,452,078)
Total capital share transactions ............................................ 8,612,386 (31,412,797)
Net increase (decrease) in net assets ................................... (8,060,938) (19,165,488)
Net assets:
Beginning of period ..................................................... 140,570,401 159,735,889
End of period .......................................................... $132,509,463 $140,570,401

Franklin Templeton Variable Insurance Products Trust
17
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Semiannual Report
Notes to Financial Statements (unaudited)
Franklin VolSmart Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin VolSmart Allocation
VIP Fund (Fund) is included in this report. The Fund
invests a large percentage of its assets in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton (FT
Underlying Funds). Shares of the Fund are generally sold
only to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. At June 30, 2025, 98.0% of the Fund's shares
were held through one insurance company. Investment
activities of these insurance company separate accounts
could have a material impact on the Fund. The Fund
offers three classes of shares: Class 1, Class 2 and Class 5.
Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange
privilege.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds' shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds' shareholder reports are not
covered by this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
franklintempleton.com
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
19
franklintempleton.com
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment
by the Fund of any net liability owed to that counterparty
under the ISDA agreement. At June 30, 2025, the Fund had
OTC derivatives in a net liability position of $1,014 and the aggregate value of collateral pledged for such contracts was
$390,000.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 6 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
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Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income and capital gain distributions by
Underlying Funds and ETFs are recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as  soon as the information is received by
the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Fund may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). During the period ended June 30,
2025 and the year ended December 31, 2024, there were no transactions of the Fund's Class 1 shares. Transactions in the
Fund's Class 2 and Class 5 shares were as follows:
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
21
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Franklin VolSmart Allocation VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.80% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class
5, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 325 $4,354 16,683 $212,735
Shares issued in reinvestment of distributions .......... 1,590 18,328 490 6,384
Shares redeemed ............................... (431) (5,638) (13,654) (179,838)
Net increase (decrease) .......................... 1,484 $17,044 3,519 $39,281
Class 5 Shares:
Shares sold ................................... 421,916 $5,453,758 468,170 $6,114,023
Shares issued in reinvestment of distributions .......... 1,629,785 18,742,527 394,652 5,130,477
Shares redeemed ............................... (1,192,754) (15,600,943) (3,246,808) (42,696,578)
Net increase (decrease) .......................... 858,947 $8,595,342 (2,383,986) $(31,452,078)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
22
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Franklin VolSmart Allocation VIP Fund
(continued)
e. Investments in FT Underlying Funds
The Fund invests in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin
Templeton Services, LLC. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by the Underlying Funds.
Investments in Underlying Funds for the period ended June 30, 2025, were as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and derivative financial instruments.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1 $ 10,986,407 $ 617,283 $ (1,260,001) $ (166,040) $ 24,419 $ 10,202,068 681,956 $ 617,283
a
Franklin U.S. Core Bond ETF ... 22,876,850 — — — 466,432 23,343,282 1,084,725 403,981
Institutional Fiduciary Trust - Money
Market Portfolio, 4.332% ...... 4,998,049 16,335,818 (19,925,809) — — 1,408,058 1,408,058 64,057
Putnam Core Bond Fund, Class R6 11,185,947 214,700 — — 196,868 11,597,515 1,409,176 254,580
Total Affiliated Securities .... $50,047,253 $17,167,801 $(21,185,810) $(166,040) $687,719 $46,550,923 $1,339,901
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
Cost of investments .......................................................................... $93,124,341
Unrealized appreciation ........................................................................ $39,796,242
Unrealized depreciation ........................................................................ (5,937,485)
Net unrealized appreciation (depreciation) .......................................................... $33,858,757
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
23
franklintempleton.com
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$9,704,834 and $24,742,681, respectively.
6. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2025, the average month end notional amount of futures contracts and swap contracts represented $11,437,050 and $4,000,000, respectively.
See Note 1(c) regarding derivative financial instruments.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin VolSmart Allocation VIP Fund
Equity contracts ...........
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 753,407
a
Unrealized appreciation on OTC
swap contracts
— Unrealized depreciation on OTC
swap contracts
1,014
Total .................... $— $754,421
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin VolSmart Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Futures contracts $(4,103,594) Futures contracts $(753,407)
Swap contracts (475,996) Swap contracts 228,180
Total ....................... $(4,579,590) $(525,227)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
24
franklintempleton.com
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
9. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 81,186,596 $ — $ — $ 81,186,596
Investments in Underlying Funds and Exchange
Traded Funds ........................... 45,142,865 — — 45,142,865
Short Term Investments ................... 1,408,058 — — 1,408,058
Total Investments in Securities ........... $127,737,519 $— $— $127,737,519
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ 753,407 — — 753,407
Swap Contracts ......................... — 1,014 — 1,014
Total Other Financial Instruments ......... $753,407 $1,014 $— $754,421
a
For detailed categories, see the accompanying Schedule of Investments.
7. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
25
franklintempleton.com
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BZWS
Barclays Bank plc
Selected Portfolio
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
VIX
Market Volatility Index

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
26
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Annual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin VolSmart Allocation VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
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Annual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
28
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Annual Report
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund, three other flexible portfolio funds underlying VIPs and one mixed-
asset target allocation aggressive growth fund underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board also noted management’s explanation that, unlike the peers in the Fund’s Expense Group that primarily invest in underlying funds, the Fund primarily makes direct investments. Management further explained that, when comparing the Fund’s and the Expense Group peers’ actual total expense ratios including underlying fund expenses, the Fund’s actual total expense ratio is the second lowest among its peers.
The Board further noted the small size of the Fund’s Expense Group for the Management Rate and actual total expense ratio and that no quintile information was provided for the Fund. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
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Annual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund does not currently have an asset size that would likely enable the
Fund to achieve economies of scale.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

17071-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Templeton
Developing Markets
VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Changes In and Disagreements with Accountants 22
Results of Meeting(s) of Shareholders 22
Remuneration Paid to Directors, Officers and Others 22
Board Approval of Management and Subadvisory Agreements 22

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.53 $8.30 $7.53 $10.76 $11.73 $10.80
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.17 0.21
c
0.20 0.10 0.07
Net realized and unrealized gains (losses) 1.71 0.49 0.76 (2.52) (0.70) 1.57
Total from investment operations ........ 1.81 0.66 0.97 (2.32) (0.60) 1.64
Less distributions from:
Net investment income .............. (0.08) (0.36) (0.19) (0.26) (0.13) (0.45)
Net realized gains ................. (0.17) (0.07) (0.01) (0.65) (0.24) (0.26)
Total distributions ................... (0.25) (0.43) (0.20) (0.91) (0.37) (0.71)
Net asset value, end of period .......... $10.09 $8.53 $8.30 $7.53 $10.76 $11.73
Total return
d
....................... 21.28% 7.98% 12.77% (21.70)% (5.51)% 17.39%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.12% 1.11% 1.10% 1.06% 1.19% 1.19%
Expenses net of waiver and payments by
affiliates .......................... 1.11% 1.10% 1.09% 1.05% 1.19%
f
1.19%
f
Net investment income ............... 2.12% 2.02% 2.62%
c
2.39% 0.82% 0.73%
Supplemental data
Net assets, end of period (000’s) ........ $87,714 $74,317 $71,691 $66,115 $83,269 $89,165
Portfolio turnover rate ................ 7.52% 18.66% 25.99% 27.39% 19.35% 11.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.45 $8.23 $7.46 $10.67 $11.64 $10.71
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.15 0.19
c
0.17 0.07 0.05
Net realized and unrealized gains (losses) 1.69 0.48 0.76 (2.50) (0.69) 1.56
Total from investment operations ........ 1.77 0.63 0.95 (2.33) (0.62) 1.61
Less distributions from:
Net investment income .............. (0.05) (0.34) (0.17) (0.23) (0.11) (0.42)
Net realized gains ................. (0.17) (0.07) (0.01) (0.65) (0.24) (0.26)
Total distributions ................... (0.22) (0.41) (0.18) (0.88) (0.35) (0.68)
Net asset value, end of period .......... $10.00 $8.45 $8.23 $7.46 $10.67 $11.64
Total return
d
....................... 21.08% 7.67% 12.62% (21.98)% (5.74)% 17.18%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.37% 1.36% 1.35% 1.31% 1.44% 1.45%
Expenses net of waiver and payments by
affiliates .......................... 1.36% 1.35% 1.34% 1.30% 1.44%
f
1.44%
Net investment income ............... 1.85% 1.78% 2.38%
c
2.13% 0.57% 0.49%
Supplemental data
Net assets, end of period (000’s) ........ $202,475 $177,743 $179,472 $164,648 $215,977 $241,104
Portfolio turnover rate ................ 7.52% 18.66% 25.99% 27.39% 19.35% 11.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.67%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.52 $8.30 $7.53 $10.73 $11.71 $10.77
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.14 0.18
c
0.17 0.05 0.04
Net realized and unrealized gains (losses) 1.70 0.48 0.76 (2.51) (0.70) 1.57
Total from investment operations ........ 1.78 0.62 0.94 (2.34) (0.65) 1.61
Less distributions from:
Net investment income .............. (0.04) (0.33) (0.16) (0.21) (0.09) (0.41)
Net realized gains ................. (0.17) (0.07) (0.01) (0.65) (0.24) (0.26)
Total distributions ................... (0.21) (0.40) (0.17) (0.86) (0.33) (0.67)
Net asset value, end of period .......... $10.09 $8.52 $8.30 $7.53 $10.73 $11.71
Total return
d
....................... 21.02% 7.51% 12.54% (22.00)% (5.90)% 17.05%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.47% 1.46% 1.45% 1.41% 1.54% 1.54%
Expenses net of waiver and payments by
affiliates .......................... 1.46% 1.45% 1.44% 1.40% 1.54%
f
1.54%
f
Net investment income ............... 1.74% 1.68% 2.26%
c
2.01% 0.46% 0.44%
Supplemental data
Net assets, end of period (000’s) ........ $4,427 $4,031 $4,018 $3,444 $4,846 $5,518
Portfolio turnover rate ................ 7.52% 18.66% 25.99% 27.39% 19.35% 11.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Templeton Developing Markets VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a Industry Shares a Value
a
Common Stocks 93.2%
Brazil 2.8%
Hypera SA ..................... Pharmaceuticals 328,354 $ 1,643,251
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 875,989 827,119
TOTVS SA ..................... Software 239,337 1,859,420
Vale SA ........................ Metals & Mining 272,323 2,638,973
XP, Inc. , A ...................... Capital Markets 68,554 1,384,791
8,353,554
Cambodia 0.1%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,089,238 494,627
Chile 1.0%
Banco Santander Chile , ADR ....... Banks 113,339 2,858,410
China 22.7%
b
Alibaba Group Holding Ltd. ......... Broadline Retail 692,511 9,803,151
b
Alibaba Group Holding Ltd. , ADR .... Broadline Retail 1,110 125,885
a,b
Baidu, Inc. , A .................... Interactive Media & Services 272,655 2,922,025
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 257,247 385,424
c,d
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 3,440,558 3,416,074
China Merchants Bank Co. Ltd. , A .... Banks 858,415 5,507,525
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,474,247 978,232
a,c
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 53,817 816,404
d
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 529,539 296,646
Haier Smart Home Co. Ltd. , D ....... Household Durables 836,125 1,798,192
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 202,534 295,025
b
JD.com, Inc. , A .................. Broadline Retail 52,927 864,420
a,b,d
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 369,818 3,002,031
b
NetEase, Inc. ................... Entertainment 120,813 3,255,834
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 501,906 3,203,826
Prosus NV ..................... Broadline Retail 264,791 14,856,498
b
Tencent Holdings Ltd. ............. Interactive Media & Services 129,176 8,323,535
Uni-President China Holdings Ltd. .... Food Products 1,658,111 2,008,894
Weichai Power Co. Ltd. , H ......... Machinery 1,074,149 2,186,987
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 306,139 467,646
a,d
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 720,132 2,366,285
66,880,539
Hong Kong 1.7%
Techtronic Industries Co. Ltd. ....... Machinery 449,149 4,955,900
Hungary 1.1%
Richter Gedeon Nyrt. ............. Pharmaceuticals 113,238 3,337,846
India 12.4%
ACC Ltd. ....................... Construction Materials 43,565 974,145
a
Ather Energy Ltd. ................ Automobiles 103,431 400,771
a
Ather Energy Ltd. ................ Automobiles 147,829 572,803
Bajaj Holdings & Investment Ltd. ..... Financial Services 9,536 1,600,092
Brigade Enterprises Ltd. ........... Real Estate Management & Development 81,279 1,052,318
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 976,555 3,007,593
Federal Bank Ltd. ................ Banks 927,139 2,304,663

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
HDB Financial Services Ltd. ........ Financial Services 1,665 $ 14,367
a,e
HDB Financial Services Ltd. ........ Financial Services 67,580 583,130
HDFC Bank Ltd. ................. Banks 309,844 7,233,451
a,f
Hemisphere Properties India Ltd. .... Real Estate Management & Development 82,304 66,666
ICICI Bank Ltd. .................. Banks 746,963 12,623,483
Infosys Ltd. ..................... IT Services 130,468 2,437,492
Natco Pharma Ltd. ............... Pharmaceuticals 13,611 147,043
a
Niva Bupa Health Insurance Co. Ltd. .. Insurance 1,189,377 1,133,700
a,c
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 341,041 2,356,593
36,508,310
Indonesia 0.5%
Astra International Tbk. PT ......... Industrial Conglomerates 5,100,168 1,414,352
Italy 0.1%
a,c,d
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 14,268 214,231
Mexico 2.7%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 850,978 7,778,505
a,d
Nemak SAB de CV , 144A , Reg S .... Automobile Components 1,249,421 214,401
7,992,906
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 30,652 1,168,761
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 457,494 1,240,984
Russia 0.0%
a,f,g
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
f,g
Sberbank of Russia PJSC .......... Banks 1,061,956 —
—
South Africa 2.3%
Discovery Ltd. ................... Insurance 374,349 4,550,751
Netcare Ltd. .................... Health Care Providers & Services 2,717,289 2,140,530
6,691,281
South Korea 18.6%
a,d
Delivery Hero SE , 144A , Reg S ...... Hotels, Restaurants & Leisure 123,190 3,343,651
Doosan Bobcat, Inc. .............. Machinery 73,421 3,155,887
Hyundai Motor Co. ............... Automobiles 20,219 3,036,033
KT Skylife Co. Ltd. ............... Media 92,351 344,050
LG Corp. ....................... Industrial Conglomerates 81,614 4,801,882
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 7,220 613,782
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 49,892 1,318,306
NAVER Corp. ................... Interactive Media & Services 29,074 5,645,735
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 216,989 9,595,605
Samsung Life Insurance Co. Ltd. ..... Insurance 59,616 5,613,778
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 12,879 1,644,402
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 69,144 14,899,260
Soulbrain Co. Ltd. ................ Chemicals 5,705 757,494
54,769,865

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan 19.8%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,128,756 $ 6,227,727
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 242,028 917,487
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 181,729 7,786,845
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,105,116 40,413,378
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 90,467 1,501,200
h
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 446,106 1,535,221
58,381,858
Thailand 2.7%
Kasikornbank PCL ............... Banks 890,920 4,208,350
Kiatnakin Phatra Bank PCL ......... Banks 549,194 764,509
Minor International PCL ............ Hotels, Restaurants & Leisure 2,463,103 1,761,926
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,332,420 517,807
Thai Beverage PCL ............... Beverages 2,310,605 836,321
8,088,913
Turkiye 0.3%
h
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 68,921 856,368
United Arab Emirates 0.7%
Emaar Development PJSC ......... Real Estate Management & Development 7,876 28,996
Emirates Central Cooling Systems Corp. Water Utilities 2,969,137 1,342,038
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 1,594,627 646,951
2,017,985
United States 2.9%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 54,281 4,235,546
Genpact Ltd. .................... Professional Services 97,098 4,273,283
8,508,829
Total Common Stocks (Cost $ 181,525,785 ) .....................................
274,735,519
a
Preferred Stocks 5.8%
Brazil 5.8%
c
Banco Bradesco SA , ADR .......... Banks 1,645,557 5,084,771
i
Itau Unibanco Holding SA , ADR , 3 .28 % Banks 884,508 6,005,809
i
Petroleo Brasileiro SA - Petrobras ,
12 .49% ...................... Oil, Gas & Consumable Fuels 1,021,528 5,900,048
16,990,628
Total Preferred Stocks (Cost $ 13,455,550 ) ......................................
16,990,628
Total Long Term Investments (Cost $ 194,981,335 ) ...............................
291,726,147

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Short Term Investments 1.5%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.0%
United States 1.0%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio , 4.332% ......... 2,968,731 $ 2,968,731
Total Money Market Funds (Cost $ 2,968,731 ) ...................................
2,968,731
l
Investments from Cash Collateral Received for Loaned
Securities 0.5%
Money Market Funds 0.5%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio , 4.332% ......... 1,354,719 1,354,719
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 1,354,719 ) .................................................................
1,354,719
a a a a a
Total Short Term Investments (Cost $ 4,323,450 ) .................................
4,323,450
a a a
Total Investments (Cost $ 199,304,785 ) 100.5% ..................................
$296,049,597
Other Assets, less Liabilities (0.5) % ...........................................
(1,433,082)
Net Assets 100.0% ...........................................................
$294,616,515
a a a
See Abbreviations on page 21 .
a
Non-income producing.
b
Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At June 30, 2025, the aggregate value of these securities was $28,296,881, representing 9.6% of net assets.
c
A portion or all of the security is on loan at June 30, 2025. See Note 1(d).
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $12,853,319, representing 4.4% of net assets.
e
See Note 6 regarding restricted securities.
f
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
g
See Note 7 regarding investments in Russian securities.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
Variable rate security. The rate shown represents the yield at period end.
j
See Note 3(e) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
See Note 1(d) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Templeton
Developing
Markets VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $194,981,335
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 4,323,450
Value - Unaffiliated issuers (Includes securities loaned of $ 4,575,335 ) .................................. $291,726,147
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 4,323,450
Cash .................................................................................... 755,152
Foreign currency, at value (cost $ 136,914 ) ........................................................ 135,620
Receivables:
Investment securities sold ................................................................... 1,470,487
Capital shares sold ........................................................................ 371,322
Dividends ............................................................................... 941,113
Total assets .......................................................................... 299,723,291
Liabilities:
Payables:
Investment securities purchased .............................................................. 127,895
Capital shares redeemed ................................................................... 760,808
Management fees ......................................................................... 246,209
Distribution fees .......................................................................... 41,701
Trustees' fees and expenses ................................................................. 297
Payable upon return of securities loaned (Note 1 d ) .................................................. 1,354,719
Deferred taxes on unrealized appreciation ........................................................ 2,500,386
Accrued expenses and other liabilities ........................................................... 74,761
Total liabilities ......................................................................... 5,106,776
Net assets, at value ................................................................. $294,616,515
Net assets consist of:
Paid-in capital ............................................................................. $198,409,198
Total distributable earnings (losses) ............................................................. 96,207,317
Net assets, at value ................................................................. $294,616,515
Templeton
Developing
Markets VIP
Fund
Class 1:
Net assets, at value ....................................................................... $87,714,328
Shares outstanding ........................................................................ 8,695,374
Net asset value and maximum offering price per share
a
............................................. $10.09
Class 2:
Net assets, at value ....................................................................... $202,475,443
Shares outstanding ........................................................................ 20,249,302
Net asset value and maximum offering price per share
a
............................................. $10.00
Class 4:
Net assets, at value ....................................................................... $4,426,744
Shares outstanding ........................................................................ 438,640
Net asset value and maximum offering price per share
a
............................................. $10.09
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Templeton
Developing
Markets VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $411,670)
Unaffiliated issuers ........................................................................ $4,197,714
Non-controlled affiliates (Note 3 e ) ............................................................. 81,594
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (1,145)
Non-controlled affiliates (Note 3 e ) ............................................................. 3,909
Total investment income ................................................................... 4,282,072
Expenses:
Management fees (Note 3 a ) ................................................................... 1,396,699
Distribution fees: (Note 3c )
Class 2 ................................................................................ 229,487
Class 4 ................................................................................ 7,178
Custodian fees ............................................................................ 29,873
Reports to shareholders fees .................................................................. 5,325
Professional fees ........................................................................... 37,761
Trustees' fees and expenses .................................................................. 1,617
Other .................................................................................... 13,415
Total expenses ......................................................................... 1,721,355
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (7,223)
Net expenses ......................................................................... 1,714,132
Net investment income ................................................................ 2,567,940
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $530,335)
Unaffiliated issuers ...................................................................... 5,823,553
Foreign currency transactions ................................................................ 117,350
Net realized gain (loss) .................................................................. 5,940,903
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 43,413,144
Translation of other assets and liabilities denominated in foreign currencies .............................. (66,180)
Change in deferred taxes on unrealized appreciation ............................................... 206,651
Net change in unrealized appreciation (depreciation) ............................................ 43,553,615
Net realized and unrealized gain (loss) ............................................................ 49,494,518
Net increase (decrease) in net assets resulting from operations .......................................... $52,062,458

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Templeton Developing Markets VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,567,940 $4,848,604
Net realized gain (loss) ................................................. 5,940,903 5,759,153
Net change in unrealized appreciation (depreciation) ........................... 43,553,615 9,035,648
Net increase (decrease) in net assets resulting from operations ................ 52,062,458 19,643,405
Distributions to shareholders:
Class 1 ............................................................. (2,121,025) (3,585,542)
Class 2 ............................................................. (4,474,091) (8,650,895)
Class 4 ............................................................. (93,106) (187,573)
Total distributions to shareholders .......................................... (6,688,222) (12,424,010)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (37,262) 614,743
Class 2 ............................................................. (6,494,919) (6,820,360)
Class 4 ............................................................. (317,461) (103,463)
Total capital share transactions ............................................ (6,849,642) (6,309,080)
Net increase (decrease) in net assets ................................... 38,524,594 910,315
Net assets:
Beginning of period ..................................................... 256,091,921 255,181,606
End of period .......................................................... $294,616,515 $256,091,921

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Templeton Developing Markets VIP Fund
12
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Developing Markets VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers
three classes of shares: Class 1, Class 2 and Class 4. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, at June
30, 2025, the Fund held $3,308,429 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
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(continued)
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Developing Markets VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 404,368 $3,727,709 735,158 $6,318,551
Shares issued in reinvestment of distributions .......... 216,211 2,121,025 426,342 3,585,542
Shares redeemed ............................... (638,755) (5,885,996) (1,081,198) (9,289,350)
Net increase (decrease) .......................... (18,176) $(37,262) 80,302 $614,743
Class 2 Shares:
Shares sold ................................... 1,891,449 $17,496,181 2,744,267 $23,098,877
Shares issued in reinvestment of distributions .......... 460,298 4,474,091 1,037,278 8,650,895
Shares redeemed ............................... (3,144,768) (28,465,191) (4,549,123) (38,570,132)
Net increase (decrease) .......................... (793,021) $(6,494,919) (767,578) $(6,820,360)
Class 4 Shares:
Shares sold ................................... 8,517 $74,299 21,829 $184,281
Shares issued in reinvestment of distributions .......... 9,491 93,106 22,277 187,573
Shares redeemed ............................... (52,550) (484,866) (55,210) (475,317)
Net increase (decrease) .......................... (34,542) $(317,461) (11,104) $(103,463)
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Developing Markets VIP Fund
(continued)
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 1.050% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $3,050,480 $21,303,623 $(21,385,372) $— $— $2,968,731 2,968,731 $81,594
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Developing Markets VIP Fund
(continued)
4. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, foreign capital gains tax and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$19,951,194 and $32,616,594, respectively.
At June 30, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,354,719 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $2,933,384 $(1,578,665) $— $— $1,354,719 1,354,719 $3,909
Total Affiliated Securities ... $3,050,480 $24,237,007 $(22,964,037) $— $— $4,323,450 $85,503
Cost of investments .......................................................................... $205,275,837
Unrealized appreciation ........................................................................ $120,332,013
Unrealized depreciation ........................................................................ (29,558,253)
Net unrealized appreciation (depreciation) .......................................................... $90,773,760
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Developing Markets VIP Fund
(continued)
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian
Shares Issuer
Acquisition
Date Cost Value
Templeton Developing Markets VIP Fund
67,580
a
HDB Financial Services Ltd .................... 6/25/25 $ 580,894 $ 583,130
Total Restricted Securities (Value is 0.2% of Net Assets) ............... $580,894 $583,130
a
The Fund also invests in unrestricted securities of the issuer, valued at $14,367 as of June 30, 2025.
6. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Developing Markets VIP Fund
(continued)
issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at
June 30, 2025.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 8,353,554 $ — $ — $ 8,353,554
Cambodia ............................ — 494,627 — 494,627
Chile ................................ 2,858,410 — — 2,858,410
China ............................... 942,289 65,938,250 — 66,880,539
Hong Kong ........................... — 4,955,900 — 4,955,900
Hungary ............................. 3,337,846 — — 3,337,846
India ................................ 2,929,396 33,512,248 66,666 36,508,310
Indonesia ............................ — 1,414,352 — 1,414,352
Italy ................................. — 214,231 — 214,231
Mexico .............................. 7,992,906 — — 7,992,906
Peru ................................ 1,168,761 — — 1,168,761
7. Concentration of Risk
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Developing Markets VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
11. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Philippines ............................ $ — $ 1,240,984 $ — $ 1,240,984
Russia ............................... — — —
a
—
South Africa ........................... — 6,691,281 — 6,691,281
South Korea .......................... — 54,769,865 — 54,769,865
Taiwan ............................... — 58,381,858 — 58,381,858
Thailand ............................. — 8,088,913 — 8,088,913
Turkiye .............................. 856,368 — — 856,368
United Arab Emirates .................... 1,988,989 28,996 — 2,017,985
United States .......................... 8,508,829 — — 8,508,829
Preferred Stocks ........................ 16,990,628 — — 16,990,628
Short Term Investments ................... 4,323,450 — — 4,323,450
Total Investments in Securities ........... $60,251,426 $235,731,505
b
$66,666 $296,049,597
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $234,733,237, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Developing Markets VIP Fund
(continued)
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
PJSC
Public Joint Stock Company

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Developing Markets VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Templeton Asset Management Ltd. (TAML) and the Trust, on behalf of the Fund, and the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of the Fund (each a Management Agreement) for an additional one year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement.
FTIML and TAML are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all emerging markets funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the

Franklin Templeton Variable Insurance Products Trust
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Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and 12 other emerging markets funds underlying VIPs. The Board noted
that the Management Rate for the Fund was approximately five basis points above the median of its Expense Group, but the actual total expense ratio for the Fund was below the median of its Expense Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and FTIML reflected the services provided by each to the Fund. The Board concluded that the Management
Rate charged to the Fund and the sub-advisory fee paid to FTIML as the Fund’s sub-adviser are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of

Franklin Templeton Variable Insurance Products Trust
25
franklintempleton.com
Semiannual Report
potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

381-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Templeton
Foreign VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 20
Results of Meeting(s) of shareholders 20
Remuneration Paid to Directors, Officers and Others 20
Board Approval of Management and Subadvisory Agreements 20

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.08 $14.57 $12.44 $13.90 $13.57 $14.23
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.32 0.33 0.30 0.23 0.32
c
Net realized and unrealized gains (losses) 2.33 (0.42) 2.27 (1.33) 0.39 (0.54)
Total from investment operations ........ 2.57 (0.10) 2.60 (1.03) 0.62 (0.22)
Less distributions from:
Net investment income .............. (0.41) (0.39) (0.47) (0.43) (0.29) (0.44)
Net realized gains ................. (1.03) — — — — —
Total distributions ................... (1.44) (0.39) (0.47) (0.43) (0.29) (0.44)
Net asset value, end of period .......... $15.21 $14.08 $14.57 $12.44 $13.90 $13.57
Total return
d
....................... 18.45% (0.79)% 21.09% (7.39)% 4.44% (0.92)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.81% 0.82% 0.79% 0.87% 0.86%
Expenses net of waiver and payments by
affiliates .......................... 0.81% 0.80% 0.80% 0.78% 0.86% 0.84%
Net investment income ............... 3.14% 2.18% 2.39% 2.41% 1.58% 2.68%
c
Supplemental data
Net assets , end of period (000’s) ........ $116,060 $101,005 $107,439 $95,961 $114,563 $113,317
Portfolio turnover rate ................ 25.70% 25.29% 15.07% 19.38% 26.13% 40.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.76 $14.24 $12.17 $13.59 $13.28 $13.93
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.28 0.29 0.27 0.19 0.28
c
Net realized and unrealized gains (losses) 2.28 (0.41) 2.21 (1.31) 0.38 (0.53)
Total from investment operations ........ 2.49 (0.13) 2.50 (1.04) 0.57 (0.25)
Less distributions from:
Net investment income .............. (0.37) (0.35) (0.43) (0.38) (0.26) (0.40)
Net realized gains ................. (1.03) — — — — —
Total distributions ................... (1.40) (0.35) (0.43) (0.38) (0.26) (0.40)
Net asset value, end of period .......... $14.85 $13.76 $14.24 $12.17 $13.59 $13.28
Total return
d
....................... 18.28% (1.00)% 20.76% (7.61)% 4.16% (1.16)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.07% 1.06% 1.07% 1.04% 1.11% 1.11%
Expenses net of waiver and payments by
affiliates .......................... 1.06% 1.05% 1.05% 1.03% 1.11%
f
1.09%
Net investment income ............... 2.86% 1.96% 2.14% 2.17% 1.35% 2.42%
c
Supplemental data
Net assets , end of period (000’s) ........ $682,453 $618,695 $707,601 $691,189 $831,031 $1,084,789
Portfolio turnover rate ................ 25.70% 25.29% 15.07% 19.38% 26.13% 40.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.28%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.07 $14.55 $12.42 $13.87 $13.54 $14.20
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.27 0.28 0.26 0.18 0.28
c
Net realized and unrealized gains (losses) 2.32 (0.41) 2.27 (1.34) 0.39 (0.55)
Total from investment operations ........ 2.53 (0.14) 2.55 (1.08) 0.57 (0.27)
Less distributions from:
Net investment income .............. (0.35) (0.34) (0.42) (0.37) (0.24) (0.39)
Net realized gains ................. (1.03) — — — — —
Total distributions ................... (1.38) (0.34) (0.42) (0.37) (0.24) (0.39)
Net asset value, end of period .......... $15.22 $14.07 $14.55 $12.42 $13.87 $13.54
Total return
d
....................... 18.18% (1.08)% 20.69% (7.75)% 4.10% (1.34)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.17% 1.16% 1.17% 1.14% 1.21% 1.21%
Expenses net of waiver and payments by
affiliates .......................... 1.16% 1.15% 1.15% 1.12% 1.21%
f
1.19%
Net investment income ............... 2.74% 1.84% 2.03% 2.06% 1.22% 2.33%
c
Supplemental data
Net assets , end of period (000’s) ........ $75,061 $70,777 $77,354 $76,110 $91,428 $106,224
Portfolio turnover rate ................ 25.70% 25.29% 15.07% 19.38% 26.13% 40.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.19%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Templeton Foreign VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.3%
Aerospace & Defense 1.7%
Dassault Aviation SA ................................. France 41,091 $ 14,528,631
Automobile Components 1.5%
Continental AG ..................................... Germany 146,025 12,744,732
Banks 15.1%
HDFC Bank Ltd. .................................... India 1,126,931 26,308,725
ING Groep NV ..................................... Netherlands 1,216,783 26,669,072
Lloyds Banking Group plc ............................. United Kingdom 18,260,860 19,201,623
Standard Chartered plc ............................... United Kingdom 1,606,743 26,589,263
Sumitomo Mitsui Financial Group, Inc. .................... Japan 1,312,400 33,047,494
131,816,177
Broadline Retail 2.5%
a
Alibaba Group Holding Ltd. ............................ China 1,556,200 22,029,489
Chemicals 2.3%
Akzo Nobel NV ..................................... Netherlands 223,601 15,688,666
Albemarle Corp. .................................... United States 67,546 4,233,108
19,921,774
Commercial Services & Supplies 1.9%
Securitas AB , B ..................................... Sweden 1,119,174 16,756,644
Construction & Engineering 1.5%
Vinci SA .......................................... France 90,742 13,381,758
Construction Materials 1.4%
CRH plc .......................................... United States 129,555 11,959,185
Consumer Staples Distribution & Retail 1.9%
Carrefour SA ....................................... France 1,156,376 16,312,108
Containers & Packaging 3.0%
Smurfit WestRock plc ................................ United States 615,818 26,635,330
Electric Utilities 2.3%
SSE plc .......................................... United Kingdom 781,098 19,668,157
Household Durables 3.9%
Barratt Redrow plc .................................. United Kingdom 2,729,396 17,091,456
Persimmon plc ..................................... United Kingdom 945,891 16,827,771
33,919,227
Independent Power and Renewable Electricity Producers 2.7%
b,c
Orsted A/S , 144A , Reg S .............................. Denmark 540,718 23,293,388
Insurance 5.8%
AIA Group Ltd. ..................................... Hong Kong 1,175,400 10,647,295
Prudential plc ...................................... Hong Kong 2,020,195 25,285,268
Swiss Re AG ....................................... United States 87,639 15,160,417
51,092,980
Life Sciences Tools & Services 1.0%
b
ICON plc .......................................... United States 60,600 8,814,270
Machinery 4.9%
d
CNH Industrial NV ................................... United States 2,460,923 31,893,562
Ebara Corp. ....................................... Japan 550,800 10,563,064
42,456,626
Media 1.5%
TBS Holdings, Inc. .................................. Japan 371,900 13,039,057

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining 1.9%
Antofagasta plc ..................................... Chile 674,546 $ 16,771,161
Multi-Utilities 1.0%
Veolia Environnement SA ............................. France 250,246 8,934,252
Oil, Gas & Consumable Fuels 9.3%
BP plc ............................................ United States 6,387,961 31,826,721
Galp Energia SGPS SA , B ............................ Portugal 876,713 16,048,974
Shell plc .......................................... United States 949,294 33,120,444
80,996,139
Pharmaceuticals 6.6%
AstraZeneca plc .................................... United Kingdom 224,225 31,205,207
Novo Nordisk A/S , B ................................. Denmark 163,555 11,333,388
Sanofi SA ......................................... United States 154,817 14,988,409
57,527,004
Professional Services 2.3%
Adecco Group AG ................................... Switzerland 678,141 20,207,215
Semiconductors & Semiconductor Equipment 10.9%
ASM International NV ................................ Netherlands 21,268 13,642,946
Infineon Technologies AG ............................. Germany 659,424 28,138,971
STMicroelectronics NV ............................... Singapore 591,345 18,131,818
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 973,000 35,581,982
95,495,717
Specialty Retail 2.8%
JD Sports Fashion plc ................................ United Kingdom 20,420,268 24,902,007
Technology Hardware, Storage & Peripherals 3.0%
Samsung Electronics Co. Ltd. .......................... South Korea 589,000 26,046,535
Textiles, Apparel & Luxury Goods 1.6%
Kering SA ......................................... France 65,920 14,361,043
Total Common Stocks (Cost $ 630,264,234 ) ...................................
823,610,606
Convertible Preferred Stocks 0.3%
Chemicals 0.3%
Albemarle Corp. , 7.25% .............................. United States 100,000 3,210,000
Total Convertible Preferred Stocks (Cost $ 5,000,000 ) ..........................
3,210,000
Total Long Term Investments (Cost $ 635,264,234 ) .............................
826,820,606
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
Short Term Investments 5.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.6%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 48,809,723 $ 48,809,723
Total Money Market Funds (Cost $ 48,809,723 ) ................................
48,809,723
Total Short Term Investments (Cost $ 48,809,723 ) ..............................
48,809,723
a
Total Investments (Cost $ 684,073,957 ) 100.2% ................................
$875,630,329
Other Assets, less Liabilities (0.2) % .........................................
(2,057,443)
Net Assets 100.0% .........................................................
$873,572,886
a a a
a
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At June 30, 2025, the value of this security was $22,029,489, representing
2.5% of net assets.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the value of this security was
$23,293,388, representing 2.7% of net assets.
d
A portion or all of the security is on loan at June 30, 2025. See Note 1(c).
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Templeton
Foreign VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $635,264,234
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 48,809,723
Value - Unaffiliated issuers (Includes securities loaned of $ 2,391,120 ) .................................. $826,820,606
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 48,809,723
Foreign currency, at value (cost $ 22,103 ) ......................................................... 22,607
Receivables:
Investment securities sold ................................................................... 4,019,146
Capital shares sold ........................................................................ 673,062
Dividends ............................................................................... 4,933,105
European Union tax reclaims (Note 1 d ) ......................................................... 135,331
Total assets .......................................................................... 885,413,580
Liabilities:
Payables:
Investment securities purchased .............................................................. 8,784,849
Capital shares redeemed ................................................................... 726,055
Management fees ......................................................................... 548,608
Distribution fees .......................................................................... 158,916
Trustees' fees and expenses ................................................................. 765
Deferred taxes on unrealized appreciation ........................................................ 1,539,632
Accrued expenses and other liabilities ........................................................... 81,869
Total liabilities ......................................................................... 11,840,694
Net assets, at value ................................................................. $873,572,886
Net assets consist of:
Paid-in capital ............................................................................. $656,604,913
Total distributable earnings (losses) ............................................................. 216,967,973
Net assets, at value ................................................................. $873,572,886
Templeton
Foreign VIP
Fund
Class 1:
Net assets, at value ....................................................................... $116,059,549
Shares outstanding ........................................................................ 7,630,611
Net asset value and maximum offering price per share
a
............................................. $15.21
Class 2:
Net assets, at value ....................................................................... $682,452,638
Shares outstanding ........................................................................ 45,948,120
Net asset value and maximum offering price per share
a
............................................. $14.85
Class 4:
Net assets, at value ....................................................................... $75,060,699
Shares outstanding ........................................................................ 4,930,674
Net asset value and maximum offering price per share
a
............................................. $15.22
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Templeton
Foreign VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $1,120,815)
Unaffiliated issuers ........................................................................ $15,386,577
Non-controlled affiliates (Note 3 e ) ............................................................. 786,531
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 10,176
Non-controlled affiliates (Note 3 e ) ............................................................. 5,125
Other income (Note 1 d ) ...................................................................... 688
Total investment income ................................................................... 16,189,097
Expenses:
Management fees (Note 3 a ) ................................................................... 3,290,051
Distribution fees: (Note 3c )
Class 2 ................................................................................ 808,081
Class 4 ................................................................................ 127,428
Custodian fees ............................................................................ 29,615
Reports to shareholders fees .................................................................. 7,586
Professional fees ........................................................................... 37,504
Trustees' fees and expenses .................................................................. 4,765
Other .................................................................................... 38,936
Total expenses ......................................................................... 4,343,966
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (66,847)
Net expenses ......................................................................... 4,277,119
Net investment income ................................................................ 11,911,978
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 25,613,216
Foreign currency transactions ................................................................ 125,559
Net realized gain (loss) .................................................................. 25,738,775
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 102,696,041
Translation of other assets and liabilities denominated in foreign currencies .............................. 308,330
Change in deferred taxes on unrealized appreciation ............................................... (413,383)
Net change in unrealized appreciation (depreciation) ............................................ 102,590,988
Net realized and unrealized gain (loss) ............................................................ 128,329,763
Net increase (decrease) in net assets resulting from operations .......................................... $140,241,741

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Templeton Foreign VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,911,978 $17,157,666
Net realized gain (loss) ................................................. 25,738,775 70,804,169
Net change in unrealized appreciation (depreciation) ........................... 102,590,988 (92,234,909)
Net increase (decrease) in net assets resulting from operations ................ 140,241,741 (4,273,074)
Distributions to shareholders:
Class 1 ............................................................. (10,104,566) (2,781,283)
Class 2 ............................................................. (59,153,220) (16,604,851)
Class 4 ............................................................. (6,332,646) (1,689,907)
Total distributions to shareholders .......................................... (75,590,432) (21,076,041)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 6,788,019 (3,059,705)
Class 2 ............................................................. 13,422,782 (69,100,165)
Class 4 ............................................................. (1,766,172) (4,408,513)
Total capital share transactions ............................................ 18,444,629 (76,568,383)
Net increase (decrease) in net assets ................................... 83,095,938 (101,917,498)
Net assets:
Beginning of period ..................................................... 790,476,948 892,394,446
End of period .......................................................... $873,572,886 $790,476,948

Franklin Templeton Variable Insurance Products Trust
11
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Foreign VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Templeton Foreign VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Foreign VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, at June
30, 2025, the Fund held $2,455,516 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Foreign VIP Fund
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Foreign VIP Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 132,123 $2,002,649 176,189 $2,589,900
Shares issued in reinvestment of distributions .......... 674,988 10,104,566 189,849 2,781,283
Shares redeemed ............................... (350,160) (5,319,196) (568,158) (8,430,888)
Net increase (decrease) .......................... 456,951 $6,788,019 (202,120) $(3,059,705)
Class 2 Shares:
Shares sold ................................... 2,165,652 $31,704,586 2,823,604 $40,396,059
Shares issued in reinvestment of distributions .......... 4,046,048 59,153,220 1,157,940 16,604,851
Shares redeemed ............................... (5,224,962) (77,435,024) (8,698,868) (126,101,075)
Net increase (decrease) .......................... 986,738 $13,422,782 (4,717,324) $(69,100,165)
Class 4 Shares:
Shares sold ................................... 163,643 $2,359,804 607,831 $8,825,001
Shares issued in reinvestment of distributions .......... 422,740 6,332,646 115,195 1,689,907
Shares redeemed ............................... (687,494) (10,458,622) (1,007,285) (14,923,421)
Net increase (decrease) .......................... (101,111) $(1,766,172) (284,259) $(4,408,513)
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Foreign VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.796% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.800% Up to and including $700 million
0.775% Over $700 million, up to and including $1.2 billion
0.675% In excess of $1.2 billion
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $45,660,015 $126,330,397 $(123,180,689) $— $— $48,809,723 48,809,723 $786,531
3 . Transactions with Affiliates (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Foreign VIP Fund
(continued)
4. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$203,617,951 and $248,998,818, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $13,299,948 $(13,299,948) $— $— $— — $5,125
Total Affiliated Securities ... $45,660,015 $139,630,345 $(136,480,637) $— $— $48,809,723 $791,656
Cost of investments .......................................................................... $693,388,492
Unrealized appreciation ........................................................................ $227,437,497
Unrealized depreciation ........................................................................ (45,195,660)
Net unrealized appreciation (depreciation) .......................................................... $182,241,837
3 . Transactions with Affiliates (continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Foreign VIP Fund
(continued)
whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 14,528,631 $ — $ 14,528,631
Automobile Components ................. — 12,744,732 — 12,744,732
Banks ............................... — 131,816,177 — 131,816,177
Broadline Retail ....................... — 22,029,489 — 22,029,489
Chemicals ........................... 4,233,108 15,688,666 — 19,921,774
Commercial Services & Supplies ........... — 16,756,644 — 16,756,644
Construction & Engineering ............... — 13,381,758 — 13,381,758
Construction Materials .................. — 11,959,185 — 11,959,185
6. Concentration of Risk
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Foreign VIP Fund
(continued)
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Consumer Staples Distribution & Retail ...... $ — $ 16,312,108 $ — $ 16,312,108
Containers & Packaging ................. — 26,635,330 — 26,635,330
Electric Utilities ........................ — 19,668,157 — 19,668,157
Household Durables .................... — 33,919,227 — 33,919,227
Independent Power and Renewable Electricity
Producers .......................... — 23,293,388 — 23,293,388
Insurance ............................ — 51,092,980 — 51,092,980
Life Sciences Tools & Services ............ 8,814,270 — — 8,814,270
Machinery ............................ 31,893,562 10,563,064 — 42,456,626
Media ............................... — 13,039,057 — 13,039,057
Metals & Mining ....................... — 16,771,161 — 16,771,161
Multi-Utilities .......................... — 8,934,252 — 8,934,252
Oil, Gas & Consumable Fuels ............. — 80,996,139 — 80,996,139
Pharmaceuticals ....................... — 57,527,004 — 57,527,004
Professional Services ................... — 20,207,215 — 20,207,215
Semiconductors & Semiconductor Equipment . — 95,495,717 — 95,495,717
Specialty Retail ........................ — 24,902,007 — 24,902,007
Technology Hardware, Storage & Peripherals . — 26,046,535 — 26,046,535
Textiles, Apparel & Luxury Goods .......... — 14,361,043 — 14,361,043
Convertible Preferred Stocks ................ 3,210,000 — — 3,210,000
Short Term Investments ................... 48,809,723 — — 48,809,723
Total Investments in Securities ........... $96,960,663 $778,669,666
a
$— $875,630,329
a
Includes foreign securities valued at $778,669,666, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Foreign VIP Fund
(continued)
10. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Templeton Variable Insurance Products Trust
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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Foreign VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Templeton Investment Counsel, LLC (Manager) and the Trust, on behalf of the Fund
(Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
21
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Semiannual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the three-year period was above the median of its Performance Universe, but for the one-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s one-
year underperformance versus its Performance Universe was primarily attributable to stock selection within the Consumer
Discretionary, Information Technology and Industrials sectors. Management further explained that the largest source of the
Fund’s underperformance for the five-year period stemmed from 2020, when the Fund’s portfolio was heavily skewed towards the value factor and prior to the changes implemented in 2021 to make the portfolio more core value. Management discussed

Franklin Templeton Variable Insurance Products Trust
22
franklintempleton.com
Semiannual Report
with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment process. The Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund, five other international multi-cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the Management Rate for the Fund was above the median of its Expense Group, but the actual total expense ratio for the Fund was below the median of its Expense Group. The
Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

Franklin Templeton Variable Insurance Products Trust
23
franklintempleton.com
Semiannual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

523-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Templeton
Global Bond VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Changes In and Disagreements with Accountants 27
Results of Meeting(s) of Shareholders 27
Remuneration Paid to Directors, Officers and Others 27
Board Approval of Management and Subadvisory Agreements 27

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.06 $13.57 $13.15 $13.82 $14.49 $16.63
Income from investment operations
a
:
Net investment income
b
............. 0.37 0.67 0.51 0.47 0.48 0.52
Net realized and unrealized gains (losses) 1.22 (2.18) (0.09) (1.14) (1.15) (1.31)
Total from investment operations ........ 1.59 (1.51) 0.42 (0.67) (0.67) (0.79)
Less distributions from:
Net investment income and net foreign
currency gains .................. — — — — — (1.35)
Tax return of capital ................ — — — — — (—)
c
Total distributions ................... — — — — — (1.35)
Net asset value, end of period .......... $13.65 $12.06 $13.57 $13.15 $13.82 $14.49
Total return
d
....................... 13.18% (11.13)% 3.19% (4.85)% (4.62)% (4.73)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.50% 0.50% 0.50% 0.50% 0.51% 0.51%
Expenses net of waiver and payments by
affiliates .......................... 0.46% 0.48% 0.48% 0.48% 0.50% 0.46%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.46% 0.48% 0.44% 0.48%
f
0.50%
f
0.45%
Net investment income ............... 5.89% 5.22% 3.94% 3.56% 3.42% 3.43%
Supplemental data
Net assets, end of period (000’s) ........ $160,632 $154,393 $162,098 $153,423 $204,318 $224,704
Portfolio turnover rate ................ 18.76% 37.96% 106.76% 14.78% 27.65% 52.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.38 $12.84 $12.47 $13.13 $13.82 $15.91
Income from investment operations
a
:
Net investment income
b
............. 0.34 0.60 0.45 0.41 0.43 0.46
Net realized and unrealized gains (losses) 1.14 (2.06) (0.08) (1.07) (1.12) (1.24)
Total from investment operations ........ 1.48 (1.46) 0.37 (0.66) (0.69) (0.78)
Less distributions from:
Net investment income and net foreign
currency gains .................. — — — — — (1.31)
Tax return of capital ................ — — — — — (—)
c
Total distributions ................... — — — — — (1.31)
Net asset value, end of period .......... $12.86 $11.38 $12.84 $12.47 $13.13 $13.82
Total return
d
....................... 13.01% (11.37)% 2.88% (4.95)% (4.99)% (4.92)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.75% 0.75% 0.75% 0.75% 0.76% 0.75%
Expenses net of waiver and payments by
affiliates .......................... 0.71% 0.73% 0.73% 0.73% 0.75% 0.71%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.71% 0.73% 0.69% 0.73%
f
0.75%
f
0.70%
Net investment income ............... 5.65% 4.96% 3.66% 3.31% 3.17% 3.16%
Supplemental data
Net assets, end of period (000’s) ........ $1,224,092 $1,167,095 $1,404,468 $1,527,997 $1,859,619 $2,022,487
Portfolio turnover rate ................ 18.76% 37.96% 106.76% 14.78% 27.65% 52.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.63 $13.13 $12.77 $13.46 $14.17 $16.27
Income from investment operations
a
:
Net investment income
b
............. 0.34 0.61 0.45 0.41 0.42 0.46
Net realized and unrealized gains (losses) 1.16 (2.11) (0.09) (1.10) (1.13) (1.27)
Total from investment operations ........ 1.50 (1.50) 0.36 (0.69) (0.71) (0.81)
Less distributions from:
Net investment income and net foreign
currency gains .................. — — — — — (1.29)
Tax return of capital ................ — — — — — (—)
c
Total distributions ................... — — — — — (1.29)
Net asset value, end of period .......... $13.13 $11.63 $13.13 $12.77 $13.46 $14.17
Total return
d
....................... 12.90% (11.42)% 2.82% (5.13)% (5.01)% (5.00)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.85% 0.85% 0.85% 0.85% 0.86% 0.85%
Expenses net of waiver and payments by
affiliates .......................... 0.81% 0.83% 0.83% 0.83% 0.85% 0.81%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.81% 0.83% 0.79% 0.83%
f
0.85%
f
0.80%
Net investment income ............... 5.54% 4.86% 3.56% 3.21% 3.07% 3.06%
Supplemental data
Net assets, end of period (000’s) ........ $46,162 $43,727 $51,317 $55,577 $71,454 $76,771
Portfolio turnover rate ................ 18.76% 37.96% 106.76% 14.78% 27.65% 52.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Templeton Global Bond VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 74.8%
Australia 7.3%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 7,096,000 AUD $ 3,922,668
a
Senior Bond , Reg S, 1.75% , 3/20/34 43,382,000 AUD 22,570,819
Queensland Treasury Corp. ,
Senior Bond , 2% , 8/22/33 ........ 23,430,000 AUD 12,698,282
a
Senior Bond , 144A, Reg S, 1.75% ,
7/20/34 ...................... 52,103,000 AUD 26,616,103
Treasury Corp. of Victoria ,
Senior Bond , 2.25% , 11/20/34 ..... 37,794,000 AUD 20,036,105
Senior Bond , 2% , 11/20/37 ........ 41,521,000 AUD 19,259,282
105,103,259
Brazil 10.6%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 173,720,000 BRL 30,353,032
10% , 1/01/31 .................. 435,778,000 BRL 69,813,362
10% , 1/01/33 .................. 130,494,000 BRL 20,188,644
F , 10% , 1/01/29 ................ 182,536,000 BRL 30,733,279
151,088,317
Colombia 6.5%
Colombia Government Bond , Senior
Bond , 9.85% , 6/28/27 ............ 576,000,000 COP 138,604
Colombia Titulos de Tesoreria ,
B , 7.5% , 8/26/26 ............... 62,065,600,000 COP 14,909,368
B , 6% , 4/28/28 ................. 28,988,600,000 COP 6,392,843
B , 7.75% , 9/18/30 .............. 37,868,000,000 COP 8,021,209
B , 7% , 3/26/31 ................. 17,210,500,000 COP 3,419,372
B , 7% , 6/30/32 ................. 24,227,000,000 COP 4,556,296
B , 13.25% , 2/09/33 ............. 95,554,000,000 COP 24,527,279
B , 7.25% , 10/18/34 ............. 53,738,000,000 COP 9,631,386
B , 6.25% , 7/09/36 .............. 10,374,000,000 COP 1,644,075
B , 9.25% , 5/28/42 .............. 105,197,500,000 COP 19,793,010
93,033,442
Egypt 2.2%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.5% , 1/31/47 .. 16,780,000 13,637,510
Senior Bond , 144A, 8.7% , 3/01/49 .. 5,020,000 4,123,464
Senior Bond , 144A, 8.875% , 5/29/50 11,120,000 9,276,230
Senior Bond , 144A, 8.75% , 9/30/51 . 4,820,000 3,961,527
30,998,731
Ghana 1.0%
b
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 25,388,735 GHS 2,076,470
PIK, 8.5% , 2/15/28 .............. 25,463,729 GHS 1,878,129
PIK, 8.65% , 2/13/29 ............. 25,144,673 GHS 1,716,988
PIK, 8.8% , 2/12/30 .............. 25,218,838 GHS 1,619,711
PIK, 8.95% , 2/11/31 ............. 23,099,657 GHS 1,396,588
PIK, 9.1% , 2/10/32 .............. 17,436,022 GHS 1,007,276
PIK, 9.25% , 2/08/33 ............. 15,613,261 GHS 868,724
PIK, 9.4% , 2/07/34 .............. 12,847,928 GHS 686,877
PIK, 9.55% , 2/06/35 ............. 12,039,324 GHS 629,705
PIK, 9.7% , 2/05/36 .............. 14,831,275 GHS 763,847

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
b
Ghana Government Bond, (continued)
PIK, 9.85% , 2/03/37 ............. 8,413,209 GHS $ 428,996
PIK, 10% , 2/02/38 .............. 12,184,536 GHS 617,836
13,691,147
Greece 1.5%
a
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 8,044,000 EUR 10,278,552
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 9,091,000 EUR 10,887,710
21,166,262
India 8.4%
India Government Bond ,
Senior Bond , 5.77% , 8/03/30 ...... 526,000,000 INR 6,056,183
Senior Bond , 7.26% , 8/22/32 ...... 1,877,900,000 INR 23,098,359
Senior Bond , 7.18% , 8/14/33 ...... 3,641,200,000 INR 44,478,005
Senior Bond , 7.1% , 4/08/34 ....... 552,840,000 INR 6,735,030
Senior Bond , 6.79% , 10/07/34 ..... 1,290,600,000 INR 15,510,317
Senior Note , 7.1% , 4/18/29 ....... 2,024,200,000 INR 24,463,859
120,341,753
Malaysia 8.9%
Malaysia Government Bond ,
3.955% , 9/15/25 ................ 8,790,000 MYR 2,091,455
3.9% , 11/30/26 ................. 68,750,000 MYR 16,521,910
3.892% , 3/15/27 ................ 5,820,000 MYR 1,401,232
3.502% , 5/31/27 ................ 56,390,000 MYR 13,504,089
3.899% , 11/16/27 ............... 209,830,000 MYR 50,712,752
3.733% , 6/15/28 ................ 15,880,000 MYR 3,831,383
3.885% , 8/15/29 ................ 41,250,000 MYR 10,026,236
4.498% , 4/15/30 ................ 39,053,000 MYR 9,776,969
3.582% , 7/15/32 ................ 82,656,000 MYR 19,861,905
127,727,931
Mexico 4.4%
Mexican Bonos Desarr Fixed Rate ,
M , 8.5% , 3/01/29 ............... 303,650,000 MXN 16,148,994
M , 8.5% , 2/28/30 ............... 238,510,000 MXN 12,633,934
M , 7.75% , 5/29/31 .............. 169,690,000 MXN 8,622,725
M , Senior Bond , 8.5% , 5/31/29 ..... 488,850,000 MXN 25,980,988
63,386,641
Norway 5.2%
a
Norway Government Bond ,
Senior Bond , 144A, Reg S, 1.5% ,
2/19/26 ...................... 680,209,000 NOK 66,504,511
Senior Bond , 144A, Reg S, 1.75% ,
2/17/27 ...................... 85,989,000 NOK 8,296,854
74,801,365
Panama 4.6%
Panama Government Bond ,
Senior Bond , 3.16% , 1/23/30 ...... 1,922,000 1,737,249

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Panama (continued)
Panama Government Bond, (continued)
Senior Bond , 2.252% , 9/29/32 ..... 7,860,000 $ 6,018,562
Senior Bond , 3.298% , 1/19/33 ..... 800,000 654,469
Senior Bond , 6.4% , 2/14/35 ....... 29,180,000 28,480,691
Senior Bond , 6.7% , 1/26/36 ....... 880,000 877,261
Senior Bond , 8% , 3/01/38 ........ 25,610,000 27,506,995
65,275,227
Serbia 0.4%
Serbia Treasury Bonds , 4.5% , 8/20/32 . 624,310,000 RSD 6,113,454
South Africa 6.4%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 332,190,000 ZAR 17,567,023
Senior Bond , 8.5% , 1/31/37 ....... 580,718,000 ZAR 28,595,486
Senior Bond , 9% , 1/31/40 ........ 612,520,000 ZAR 29,958,769
Senior Bond , 8.75% , 1/31/44 ...... 324,968,600 ZAR 14,933,381
91,054,659
Spain 4.4%
a
Spain Government Bond ,
Senior Bond , 144A, Reg S, 3.55% ,
10/31/33 ..................... 23,831,000 EUR 29,226,583
Senior Bond , 144A, Reg S, 3.15% ,
4/30/35 ...................... 29,290,000 EUR 34,455,837
63,682,420
Supranational 0.3%
c
International Bank for Reconstruction
& Development , Senior Note , 6.89% ,
2/06/30 ...................... 361,000,000 INR 4,259,864
Uruguay 2.7%
d
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 1,439,542,242 UYU 38,314,309
Total Foreign Government and Agency Securities (Cost $ 1,065,780,848 ) ...........
1,070,038,781
U.S. Government and Agency Securities 8.8%
United States 8.8%
U.S. Treasury Notes ,
3.5%, 2/15/33 ................. 117,400,000 113,208,454
4.25%, 11/15/34 ................ 13,001,100 13,047,822
126,256,276
Total U.S. Government and Agency Securities (Cost $ 129,964,460 ) ................
126,256,276
Total Long Term Investments (Cost $ 1,195,745,308 ) .............................
1,196,295,057

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.4%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 154.35 JPY , Expires 10/03/25 . 1 334,838,000 $ 434,558
434,558
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 128.00 JPY , Expires
9/11/25 ...................... 1 69,331,000 71,035
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 137.50 JPY , Expires 10/03/25 . 1 140,984,000 1,280,745
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 140.25 JPY , Expires
9/08/25 ...................... 1 295,258,000 3,221,951
4,573,731
Total Options Purchased (Cost $ 9,229,855 ) .....................................
5,008,289
Short Term Investments 15.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 15.1%
United States 15.1%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 4.332% ......... 216,723,802 216,723,802
Total Money Market Funds (Cost $ 216,723,802 ) .................................
216,723,802
a a a a a
Total Short Term Investments (Cost $ 216,723,802 ) ...............................
216,723,802
a a a
Total Investments (Cost $ 1,421,698,965 ) 99.1% ..................................
$1,418,027,148
Options Written (0.2) % .......................................................
(2,867,067)
Other Assets, less Liabilities 1.1% .............................................
15,726,053
Net Assets 100.0% ...........................................................
$1,430,886,134
a a a
a
Number of
Contracts
Notional
Amount
#
g
Options Written (0.2)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 146.80 JPY , Expires 10/03/25 . 1 167,419,000 (1,431,554)
(1,431,554)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
g
Options Written
(continued)
a
Puts - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 127.90 JPY , Expires 10/03/25 . 1 140,984,000 $ (238,981)
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 136.20 JPY , Expires
9/08/25 ...................... 1 246,048,000 (1,196,532)
(1,435,513)
Total Options Written (Premiums received $ 5,713,500 ) ...........................
$ (2,867,067)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $239,835,700, representing 16.8% of net assets.
b
Income may be received in additional securities and/or cash.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(f) .
e
See Note 3 ( e ) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding written options.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
At June 30, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
See Note  8  regarding other derivative information.
See Abbreviations on page 26 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNDP Sell 19,655,000 20,246,419 7/15/25 $ — $ (2,927,240)
Euro ............. BOFA Sell 17,697,861 18,245,167 7/15/25 — (2,620,983)
Euro ............. BZWS Sell 20,698,139 21,419,676 7/16/25 — (2,985,690)
Euro ............. JPHQ Sell 20,699,000 21,399,454 7/16/25 — (3,006,927)
Japanese Yen ...... BNDP Buy 14,877,674,660 96,403,701 7/16/25 7,081,952 —
Japanese Yen ...... BNDP Sell 6,261,500,000 43,179,143 7/16/25 137,655 (512,053)
Japanese Yen ...... DBAB Buy 2,720,492,240 17,753,587 7/17/25 1,171,925 —
Serbian Dinar ...... DBAB Buy 337,808,788 3,261,423 7/17/25 135,546 —
Serbian Dinar ...... DBAB Buy 1,188,227,000 11,559,303 8/05/25 389,017 —
Japanese Yen ...... JPHQ Buy 2,202,609,690 14,740,915 8/13/25 631,025 —
Japanese Yen ...... MSCO Buy 2,196,400,000 14,699,603 8/13/25 629,000 —
Chinese Yuan ...... DBAB Sell 250,714,186 35,033,562 8/18/25 — (124,396)
South Korean Won .. MSCO Buy 102,473,100,000 71,461,617 8/18/25 4,502,922 —
Chinese Yuan ...... CITI Sell 138,358,144 19,181,509 8/21/25 — (225,117)
Chinese Yuan ...... DBAB Sell 138,253,191 19,165,630 8/21/25 — (226,274)
Chinese Yuan ...... JPHQ Sell 109,990,533 15,249,353 8/21/25 — (178,327)
Australian Dollar .... HSBK Buy 71,050,000 45,424,183 8/25/25 1,390,548 —
Mexican Peso ...... BNDP Buy 393,038,660 20,115,083 8/27/25 704,253 —
Mexican Peso ...... HSBK Buy 823,179,264 42,144,081 8/27/25 1,459,888 —
Japanese Yen ...... MSCO Buy 14,098,516,000 98,351,676 9/10/25 343,280 —
Mexican Peso ...... BNDP Buy 142,834,437 7,361,841 9/10/25 192,810 —
Mexican Peso ...... HSBK Buy 145,436,000 7,493,997 9/10/25 198,253 —
Serbian Dinar ...... DBAB Buy 578,763,000 5,341,113 9/10/25 478,146 —
Indian Rupee ...... HSBK Buy 875,000,000 9,895,056 9/17/25 276,904 —
Indian Rupee ...... HSBK Sell 875,000,000 10,072,174 9/17/25 — (99,786)
Serbian Dinar ...... DBAB Buy 1,486,651,427 13,761,468 9/17/25 1,184,561 —
South Korean Won .. JPHQ Buy 5,342,000,000 3,674,382 9/17/25 292,993 —
Chinese Yuan ...... HSBK Sell 478,930,000 67,283,404 9/29/25 — (116,205)
Chinese Yuan ...... MSCO Sell 517,170,000 72,662,770 9/29/25 — (118,337)
Euro ............. JPHQ Sell 26,802,046 31,275,307 9/29/25 — (485,629)
South Korean Won .. DBAB Buy 42,726,848,000 31,630,773 9/29/25 124,974 —
Serbian Dinar ...... DBAB Buy 793,386,000 7,927,716 9/30/25 46,866 —
Japanese Yen ...... MSCO Buy 15,368,062,000 107,699,869 10/07/25 322,358 (118,561)
Chinese Yuan ...... CITI Sell 137,671,876 19,363,133 11/17/25 — (78,381)
Chinese Yuan ...... HSBK Sell 232,298,171 32,754,036 12/17/25 — (119,134)
Total Forward Exchange Contracts ................................................... $21,694,876 $(13,943,040)
Net unrealized appreciation (depreciation) ............................................ $7,751,836
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Templeton
Global Bond
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,204,975,163
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 216,723,802
Value - Unaffiliated issuers .................................................................. $1,201,303,346
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 216,723,802
Cash .................................................................................... 101,370
Restricted cash for OTC derivative contracts (Note 1 d ) ............................................... 2,500,000
Foreign currency, at value (cost $ 416,215 ) ........................................................ 416,147
Receivables:
Investment securities sold ................................................................... 207,704
Capital shares sold ........................................................................ 234,746
Interest ................................................................................. 27,336,089
Deposits with brokers for:
OTC derivative contracts .................................................................. 8,130,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 21,694,876
Total assets .......................................................................... 1,478,648,080
Liabilities:
Payables:
Investment securities purchased .............................................................. 25,377,115
Capital shares redeemed ................................................................... 1,431,260
Management fees ......................................................................... 497,618
Distribution fees .......................................................................... 263,386
Trustees' fees and expenses ................................................................. 1,196
Deposits from brokers for:
OTC derivative contracts .................................................................. 2,500,000
Options written, at value (premiums received $ 5,713,500 ) ............................................ 2,867,067
Unrealized depreciation on OTC forward exchange contracts .......................................... 13,943,040
Deferred taxes on unrealized appreciation ........................................................ 234,804
Accrued expenses and other liabilities ........................................................... 646,460
Total liabilities ......................................................................... 47,761,946
Net assets, at value ................................................................. $1,430,886,134
Net assets consist of:
Paid-in capital ............................................................................. $1,707,419,230
Total distributable earnings (losses) ............................................................. (276,533,096)
Net assets, at value ................................................................. $1,430,886,134

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Templeton
Global Bond
VIP Fund
Class 1:
Net assets, at value ....................................................................... $160,631,717
Shares outstanding ........................................................................ 11,767,534
Net asset value and maximum offering price per share
a
............................................. $13.65
Class 2:
Net assets, at value ....................................................................... $1,224,092,077
Shares outstanding ........................................................................ 95,151,143
Net asset value and maximum offering price per share
a
............................................. $12.86
Class 4:
Net assets, at value ....................................................................... $46,162,340
Shares outstanding ........................................................................ 3,515,166
Net asset value and maximum offering price per share
a
............................................. $13.13
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Templeton
Global Bond
VIP Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $3,560,924
Interest: (net of foreign taxes of $1,395,450)
Unaffiliated issuers ........................................................................ 40,757,177
Total investment income ................................................................... 44,318,101
Expenses:
Management fees (Note 3 a ) ................................................................... 3,263,487
Distribution fees: (Note 3c )
Class 2 ................................................................................ 1,496,514
Class 4 ................................................................................ 78,985
Custodian fees ............................................................................ 119,902
Reports to shareholders fees .................................................................. 7,778
Professional fees ........................................................................... 47,611
Trustees' fees and expenses .................................................................. 8,052
Other .................................................................................... 31,447
Total expenses ......................................................................... 5,053,776
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (297,261)
Net expenses ......................................................................... 4,756,515
Net investment income ................................................................ 39,561,586
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (30,260,949)
Written options ........................................................................... 3,091,690
Foreign currency transactions ................................................................ (836,859)
Forward exchange contracts ................................................................. (4,631,423)
Swap contracts ........................................................................... (3,566,375)
Net realized gain (loss) .................................................................. (36,203,916)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 135,760,806
Translation of other assets and liabilities denominated in foreign currencies .............................. 2,244,998
Written options ........................................................................... 2,699,490
Forward exchange contracts ................................................................. 21,970,195
Swap contracts ........................................................................... 6,263,575
Change in deferred taxes on unrealized appreciation ............................................... (181,274)
Net change in unrealized appreciation (depreciation) ............................................ 168,757,790
Net realized and unrealized gain (loss) ............................................................ 132,553,874
Net increase (decrease) in net assets resulting from operations .......................................... $172,115,460

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Templeton Global Bond VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $39,561,586 $74,707,414
Net realized gain (loss) ................................................. (36,203,916) (67,458,547)
Net change in unrealized appreciation (depreciation) ........................... 168,757,790 (182,491,404)
Net increase (decrease) in net assets resulting from operations ................ 172,115,460 (175,242,537)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (12,861,246) 10,828,419
Class 2 ............................................................. (90,508,484) (86,358,727)
Class 4 ............................................................. (3,074,992) (1,894,686)
Total capital share transactions ............................................ (106,444,722) (77,424,994)
Net increase (decrease) in net assets ................................... 65,670,738 (252,667,531)
Net assets:
Beginning of period ..................................................... 1,365,215,396 1,617,882,927
End of period .......................................................... $1,430,886,134 $1,365,215,396

Franklin Templeton Variable Insurance Products Trust
15
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Global Bond VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Global Bond VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
franklintempleton.com
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
d. Restricted Cash
At June 30, 2025, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and/or counterparty broker and is reflected in the Statement of Assets and Liabilities.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 560,037 $7,115,860 4,381,994 $56,217,700
Shares redeemed ............................... (1,589,352) (19,977,106) (3,527,969) (45,389,281)
Net increase (decrease) .......................... (1,029,315) $(12,861,246) 854,025 $10,828,419
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.468% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 3,329,892 $39,815,366 6,987,518 $84,176,369
Shares redeemed ............................... (10,693,532) (130,323,850) (13,858,029) (170,535,096)
Net increase (decrease) .......................... (7,363,640) $(90,508,484) (6,870,511) $(86,358,727)
Class 4 Shares:
Shares sold ................................... 214,551 $2,579,281 654,525 $8,238,130
Shares redeemed ............................... (460,032) (5,654,273) (803,325) (10,132,816)
Net increase (decrease) .......................... (245,481) $(3,074,992) (148,800) $(1,894,686)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $147,171,635 $256,520,621 $(186,968,454) $— $— $216,723,802 216,723,802 $3,560,924
Total Affiliated Securities ... $147,171,635 $256,520,621 $(186,968,454) $— $— $216,723,802 $3,560,924
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 26,913,689
Long term ................................................................................ 270,339,545
Total capital loss carryforwards ............................................................... $297,253,234
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, derivative financial instruments and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$222,607,498 and $332,648,970, respectively.
6. Credit Risk
At June 30, 2025, the Fund had 20.2% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Cost of investments .......................................................................... $1,406,636,434
Unrealized appreciation ........................................................................ $72,466,358
Unrealized depreciation ........................................................................ (56,190,875)
Net unrealized appreciation (depreciation) .......................................................... $16,275,483
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
8. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2025, the average month end notional amount of swap contracts and options represented
$79,637,143 and $1,788,327,714, respectively. The average month end contract value of forward exchange contracts was
$1,059,750,047.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond VIP Fund
Foreign exchange contracts ..
Investments in securities, at value $ 5,008,289
a
Options written, at value $ 2,867,067
Unrealized appreciation on OTC
forward exchange contracts
21,694,876 Unrealized depreciation on OTC
forward exchange contracts
13,943,040
Total .................... $26,703,165 $16,810,107
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Bond VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(3,566,375) Swap contracts $6,263,575
Foreign exchange contracts .....
Investments (3,948,478)
a
Investments 3,993,508
a
Written options 3,091,690 Written options 2,699,490
Forward exchange contracts (4,631,423) Forward exchange contracts 21,970,195
Total ....................... $(9,054,586) $34,926,768
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Statement of Operations.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
At June 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
At June 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond VIP Fund
Forward Exchange Contracts ............................. $ 21,694,876 $ 13,943,040
Options Purchased .................................... 5,008,289 —
Options Written ....................................... — 2,867,067
Total ............................................. $26,703,165 $16,810,107
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $ 8,116,670 $ (3,439,293) $ (4,677,377) $ — $ —
BOFA .................... — — — — —
BZWS ................... — — — — —
CITI ..................... — — — — —
DBAB ................... 3,531,035 (350,670) (3,180,365) — —
HSBK ................... 3,325,593 (335,125) — (2,500,000) 490,468
JPHQ ................... 924,018 (924,018) — — —
MSCO ................... 10,805,849 (3,103,965) (5,810,726) — 1,891,158
Total ................... $26,703,165 $(8,153,071) $(13,668,468) $(2,500,000) $2,381,626
$ 1
a
At June 30, 2025, the Fund received U.S Treasury Bonds, Notes, Inflation Indexed Bonds and Strips as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
At June 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 26 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $ 3,439,293 $ (3,439,293) $ — $ — $ —
BOFA .................... 2,620,983 — — (2,500,000) 120,983
BZWS ................... 2,985,690 — — (2,850,000) 135,690
CITI ..................... 303,498 — — (270,000) 33,498
DBAB ................... 350,670 (350,670) — — —
HSBK ................... 335,125 (335,125) — — —
JPHQ ................... 3,670,883 (924,018) — (2,510,000) 236,865
MSCO ................... 3,103,965 (3,103,965) — — —
Total ................... $16,810,107 $(8,153,071) $— $(8,130,000) $527,036
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
25
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Templeton Global Bond VIP Fund
(continued)
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 1,070,038,781 $ — $ 1,070,038,781
U.S. Government and Agency Securities ....... — 126,256,276 — 126,256,276
Options Purchased ....................... — 5,008,289 — 5,008,289
Short Term Investments ................... 216,723,802 — — 216,723,802
Total Investments in Securities ........... $216,723,802 $1,201,303,346 $— $1,418,027,148
Other Financial Instruments:
Forward Exchange Contracts ............... $— $21,694,876 $— $21,694,876
Total Other Financial Instruments ......... $— $21,694,876 $— $21,694,876
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $2,867,067 $— $2,867,067
Forward Exchange Contracts ............... — 13,943,040 — 13,943,040
Total Other Financial Instruments ......... $— $16,810,107 $— $16,810,107
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
26
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Templeton Global Bond VIP Fund
(continued)
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
JPY
Japanese Yen
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
RSD
Serbian Dinar
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Selected Portfolio
PIK Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust
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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Global Bond VIP Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the Meeting.
On several occasions, both prior to, and at the Meeting, the Independent Trustees met with senior executives of Franklin
Resources, Inc. (FRI) to discuss management’s perspectives on and ask questions regarding the performance of the Fund and future business strategies to address Fund underperformance. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund‘s investment manager according to the terms of the agreement.
Board Approval of Investment Management Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
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In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of FRI, the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The
Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year.
On several occasions, both prior to, and at the Meeting, the Independent Trustees met with senior executives at FRI to discuss management’s perspectives on and ask questions regarding the performance of the Fund and future business strategies to address persistent Fund underperformance. Management discussed with the Independent Trustees the scope of the overall integration of certain recently acquired asset managers and the impact of the integration firm wide. Management explained, as part of the larger firm-wide integration, its plan to integrate the Templeton Global Macro team into the Franklin Templeton
Fixed Income group. Management responded to questions from the Independent Trustees regarding the impact the integration would have on the investment leadership of the Templeton Global Macro team. Management explained that the Templeton
Global Macro team would now report to the CIO of the Franklin Templeton Fixed Income Group. The Trustees met with the

Franklin Templeton Variable Insurance Products Trust
29
franklintempleton.com
Semiannual Report
CIO of the Franklin Templeton Fixed Income Group and discussed, among other topics, past Fund performance and expected enhancements to the Fund’s fixed-income processes, including the enhanced collaboration with the firm’s Investment Risk
Management Group. The Board also considered the Fund’s specific performance results and actions that are being taken/have been taken in an effort to improve the overall performance of the Fund as discussed below.
The Performance Universe for the Fund included the Fund and all global income funds underlying variable insurance products
(VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater credit/spread allocations, greater US country and US dollar exposures, and longer portfolio durations than the Fund which all contributed to the Fund’s relative underperformance across all periods. Management further explained that the Fund’s relative underperformance for the one-, three- and five-year periods was primarily due to currency positions. Management also explained more specifically that it believed the Fund’s longer-term relative underperformance was largely attributable to the Fund’s defensive positioning in 2020, which restrained its upside potential as risk assets rallied in the second half of 2020, as well as the Fund’s non-dollar currency positioning in 2024 as the US dollar reached historical highs against many currencies. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including the enhanced collaboration between the portfolio management team and the firm’s Investment Risk Management
Group and refinements to the Fund’s investment process. Management reported that the Fund outperformed its benchmark, the JP Morgan Global Government Bond Index, for the three-year period ended December 31, 2024. The Board concluded that, taking into consideration all of the discussions with and information provided by management, the Fund’s Management
Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and nine other global income funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians and in the first (least expensive)
quintile of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies

Franklin Templeton Variable Insurance Products Trust
30
franklintempleton.com
Semiannual Report
used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4827-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

Templeton
Growth VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.77 $12.26 $10.47 $11.87 $11.42 $11.15
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.15 0.14 0.12 0.09 0.24
c
Net realized and unrealized gains (losses) 1.64 0.55 2.06 (1.47) 0.52 0.36
Total from investment operations ........ 1.73 0.70 2.20 (1.35) 0.61 0.60
Less distributions from:
Net investment income .............. (0.16) (0.15) (0.41) (0.05) (0.16) (0.33)
Net realized gains ................. (1.04) (0.04) — — — —
Total distributions ................... (1.20) (0.19) (0.41) (0.05) (0.16) (0.33)
Net asset value, end of period .......... $13.30 $12.77 $12.26 $10.47 $11.87 $11.42
Total return
d
....................... 13.80% 5.70% 21.23% (11.32)% 5.26% 5.99%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.92% 0.91% 0.90% 0.91% 0.91%
Expenses net of waiver and payments by
affiliates .......................... 0.87% 0.87% 0.87% 0.90%
f
0.91%
f
0.91%
f
Net investment income ............... 1.33% 1.15% 1.20% 1.12% 0.71% 2.42%
c
Supplemental data
Net assets , end of period (000’s) ........ $36,255 $33,772 $34,924 $31,251 $39,373 $92,653
Portfolio turnover rate ................ 43.37% 51.62% 29.48% 34.43% 45.59%
g
63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.08%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.48 $11.99 $10.24 $11.59 $11.17 $10.90
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.11 0.11 0.09 0.05 0.21
c
Net realized and unrealized gains (losses) 1.60 0.54 2.02 (1.42) 0.50 0.36
Total from investment operations ........ 1.67 0.65 2.13 (1.33) 0.55 0.57
Less distributions from:
Net investment income .............. (0.12) (0.12) (0.38) (0.02) (0.13) (0.30)
Net realized gains ................. (1.04) (0.04) — — — —
Total distributions ................... (1.16) (0.16) (0.38) (0.02) (0.13) (0.30)
Net asset value, end of period .......... $12.99 $12.48 $11.99 $10.24 $11.59 $11.17
Total return
d
....................... 13.68% 5.40% 21.01% (11.50)% 4.87% 5.80%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.19% 1.17% 1.16% 1.15% 1.18% 1.16%
Expenses net of waiver and payments by
affiliates .......................... 1.12% 1.12% 1.12% 1.15%
f
1.18%
f
1.16%
f
Net investment income ............... 1.07% 0.90% 0.95% 0.87% 0.39% 2.17%
c
Supplemental data
Net assets , end of period (000’s) ........ $320,692 $302,997 $333,250 $315,684 $405,365 $603,996
Portfolio turnover rate ................ 43.37% 51.62% 29.48% 34.43% 45.59%
g
63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.70 $12.19 $10.41 $11.79 $11.35 $11.07
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.10 0.10 0.08 0.03 0.20
c
Net realized and unrealized gains (losses) 1.63 0.55 2.04 (1.45) 0.53 0.36
Total from investment operations ........ 1.69 0.65 2.14 (1.37) 0.56 0.56
Less distributions from:
Net investment income .............. (0.10) (0.10) (0.36) (0.01) (0.12) (0.28)
Net realized gains ................. (1.04) (0.04) — — — —
Total distributions ................... (1.14) (0.14) (0.36) (0.01) (0.12) (0.28)
Net asset value, end of period .......... $13.25 $12.70 $12.19 $10.41 $11.79 $11.35
Total return
d
....................... 13.59% 5.35% 20.79% (11.62)% 4.85% 5.65%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.29% 1.27% 1.26% 1.25% 1.29% 1.26%
Expenses net of waiver and payments by
affiliates .......................... 1.22% 1.22% 1.22% 1.25%
f
1.29%
f
1.26%
f
Net investment income ............... 0.97% 0.80% 0.85% 0.77% 0.24% 2.04%
c
Supplemental data
Net assets , end of period (000’s) ........ $14,288 $14,425 $16,621 $17,048 $21,559 $23,213
Portfolio turnover rate ................ 43.37% 51.62% 29.48% 34.43% 45.59%
g
63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2025
Templeton Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.5%
Aerospace & Defense 9.2%
Airbus SE ......................................... France 48,327 $ 10,110,045
BAE Systems plc ................................... United Kingdom 316,104 8,203,811
Rolls-Royce Holdings plc ............................. United Kingdom 659,750 8,743,435
Safran SA ......................................... France 21,354 6,964,056
34,021,347
Banks 10.0%
HDFC Bank Ltd. .................................... India 215,493 5,030,784
ING Groep NV ..................................... Netherlands 183,035 4,011,704
KeyCorp .......................................... United States 226,622 3,947,755
Mizuho Financial Group, Inc. ........................... Japan 131,907 3,661,729
PNC Financial Services Group, Inc. (The) ................. United States 20,036 3,735,111
Royal Bank of Canada ............................... Canada 30,815 4,061,221
Sumitomo Mitsui Financial Group, Inc. .................... Japan 144,778 3,645,649
Wells Fargo & Co. ................................... United States 114,398 9,165,568
37,259,521
Broadline Retail 2.5%
a
Amazon.com, Inc. ................................... United States 41,632 9,133,644
Capital Markets 3.2%
Charles Schwab Corp. (The) ........................... United States 71,853 6,555,868
Intercontinental Exchange, Inc. ......................... United States 29,501 5,412,548
11,968,416
Chemicals 1.0%
Akzo Nobel NV ..................................... Netherlands 52,504 3,683,873
Construction & Engineering 1.9%
Vinci SA .......................................... France 48,554 7,160,277
Construction Materials 1.4%
CRH plc .......................................... United States 58,391 5,360,294
Containers & Packaging 1.2%
Crown Holdings, Inc. ................................. United States 42,195 4,345,241
Diversified Telecommunication Services 1.0%
AT&T, Inc. ......................................... United States 121,564 3,518,062
Electrical Equipment 1.9%
Mitsubishi Electric Corp. .............................. Japan 138,200 2,972,540
Schneider Electric SE ................................ United States 15,312 4,111,041
7,083,581
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp. , A .................................. United States 59,244 5,850,345
Financial Services 2.8%
Fidelity National Information Services, Inc. ................. United States 49,812 4,055,195
b
Visa, Inc. , A ........................................ United States 17,661 6,270,538
10,325,733
Food Products 1.2%
Danone SA ........................................ France 53,257 4,357,665
Ground Transportation 1.9%
Canadian Pacific Kansas City Ltd. ....................... Canada 89,607 7,118,550

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 0.9%
Medtronic plc ...................................... United States 39,720 $ 3,462,392
Health Care Providers & Services 1.2%
HCA Healthcare, Inc. ................................. United States 11,756 4,503,724
Hotels, Restaurants & Leisure 3.3%
Aramark .......................................... United States 157,992 6,615,125
Booking Holdings, Inc. ............................... United States 998 5,777,662
12,392,787
Industrial Conglomerates 3.1%
Honeywell International, Inc. ........................... United States 18,105 4,216,292
Siemens AG ....................................... Germany 28,970 7,441,182
11,657,474
Interactive Media & Services 5.1%
Alphabet, Inc. , A .................................... United States 32,374 5,705,270
Meta Platforms, Inc. , A ............................... United States 8,092 5,972,624
a
Pinterest, Inc. , A .................................... United States 110,837 3,974,615
c
Tencent Holdings Ltd. ................................ China 50,900 3,279,773
18,932,282
Life Sciences Tools & Services 2.1%
a
ICON plc .......................................... United States 28,082 4,084,527
Thermo Fisher Scientific, Inc. .......................... United States 8,812 3,572,913
7,657,440
Machinery 3.5%
b
CNH Industrial NV ................................... United States 501,446 6,498,740
Ebara Corp. ....................................... Japan 158,143 3,032,816
IHI Corp. .......................................... Japan 32,700 3,536,955
13,068,511
Metals & Mining 1.6%
Freeport-McMoRan, Inc. .............................. United States 138,072 5,985,421
Oil, Gas & Consumable Fuels 2.8%
BP plc ............................................ United States 1,248,352 6,219,661
Reliance Industries Ltd. ............................... India 231,845 4,058,034
10,277,695
Personal Care Products 3.2%
Kenvue, Inc. ....................................... United States 244,268 5,112,529
Unilever plc ........................................ United Kingdom 110,357 6,735,899
11,848,428
Pharmaceuticals 3.5%
AstraZeneca plc .................................... United Kingdom 42,932 5,974,811
Eli Lilly & Co. ...................................... United States 9,051 7,055,526
13,030,337
Semiconductors & Semiconductor Equipment 11.0%
ASM International NV ................................ Netherlands 7,443 4,774,518
Infineon Technologies AG ............................. Germany 186,218 7,946,303
NVIDIA Corp. ...................................... United States 108,367 17,120,903
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 49,284 11,162,333
41,004,057

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
See Abbreviations on page 18.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 11.1%
a
Autodesk, Inc. ...................................... United States 13,237 $ 4,097,778
Intuit, Inc. ......................................... United States 5,413 4,263,441
Microsoft Corp. ..................................... United States 39,467 19,631,280
Salesforce, Inc. ..................................... United States 27,901 7,608,324
SAP SE .......................................... Germany 18,049 5,519,014
41,119,837
Textiles, Apparel & Luxury Goods 2.1%
LVMH Moet Hennessy Louis Vuitton SE .................. France 6,783 3,550,087
NIKE, Inc. , B ....................................... United States 60,156 4,273,482
7,823,569
Trading Companies & Distributors 1.2%
Ferguson Enterprises, Inc. ............................ United States 19,632 4,274,868
Total Common Stocks (Cost $ 278,528,094 ) ...................................
358,225,371
Short Term Investments 3.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 3.7%
Royal Bank of Canada , 4.3% , 7/01/25 .................... Canada 13,600,000 13,600,000
Total Time Deposits (Cost $ 13,600,000 ) ......................................
13,600,000
Total Short Term Investments (Cost $ 13,600,000 ) ..............................
13,600,000
a
Total Investments (Cost $ 292,128,094 ) 100.2% ................................
$371,825,371
Other Assets, less Liabilities (0.2) % .........................................
(590,922)
Net Assets 100.0% .........................................................
$371,234,449
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2025. See Note 1(c).
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At June 30, 2025, the value of this security was $3,279,773, representing
0.9% of net assets.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Templeton
Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $292,128,094
Value - Unaffiliated issuers (Includes securities loaned of $ 10,836,615 ) ................................. $371,825,371
Cash .................................................................................... 62,417
Receivables:
Capital shares sold ........................................................................ 56,340
Dividends and interest ..................................................................... 664,034
European Union tax reclaims (Note 1 d ) ......................................................... 170,313
Other assets .............................................................................. 340,579
Total assets .......................................................................... 373,119,054
Liabilities:
Payables:
Capital shares redeemed ................................................................... 518,431
Management fees ......................................................................... 248,039
Distribution fees .......................................................................... 68,273
Trustees' fees and expenses ................................................................. 428
Deferred taxes on unrealized appreciation ........................................................ 991,663
Accrued expenses and other liabilities ........................................................... 57,771
Total liabilities ......................................................................... 1,884,605
Net assets, at value ................................................................. $371,234,449
Net assets consist of:
Paid-in capital ............................................................................. $262,793,939
Total distributable earnings (losses) ............................................................. 108,440,510
Net assets, at value ................................................................. $371,234,449
Templeton
Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $36,255,004
Shares outstanding ........................................................................ 2,725,213
Net asset value and maximum offering price per share
a
............................................. $13.30
Class 2:
Net assets, at value ....................................................................... $320,691,920
Shares outstanding ........................................................................ 24,690,677
Net asset value and maximum offering price per share
a
............................................. $12.99
Class 4:
Net assets, at value ....................................................................... $14,287,525
Shares outstanding ........................................................................ 1,078,031
Net asset value and maximum offering price per share
a
............................................. $13.25
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Templeton
Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $183,802)
Unaffiliated issuers ........................................................................ $3,489,302
Interest:
Unaffiliated issuers ........................................................................ 321,154
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 8,684
Other income (Note 1 d ) ...................................................................... 854
Total investment income ................................................................... 3,819,994
Expenses:
Management fees (Note 3 a ) ................................................................... 1,567,768
Distribution fees: (Note 3c )
Class 2 ................................................................................ 375,913
Class 4 ................................................................................ 24,376
Custodian fees ............................................................................ 5,325
Reports to shareholders fees .................................................................. 5,517
Professional fees ........................................................................... 42,965
Trustees' fees and expenses .................................................................. 2,161
Other .................................................................................... 8,681
Total expenses ......................................................................... 2,032,706
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (116,880)
Net expenses ......................................................................... 1,915,826
Net investment income ................................................................ 1,904,168
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 29,274,478
Foreign currency transactions ................................................................ 20,007
Net realized gain (loss) .................................................................. 29,294,485
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 14,307,232
Translation of other assets and liabilities denominated in foreign currencies .............................. 57,694
Change in deferred taxes on unrealized appreciation ............................................... (327,219)
Net change in unrealized appreciation (depreciation) ............................................ 14,037,707
Net realized and unrealized gain (loss) ............................................................ 43,332,192
Net increase (decrease) in net assets resulting from operations .......................................... $45,236,360

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Templeton Growth VIP Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,904,168 $3,473,292
Net realized gain (loss) ................................................. 29,294,485 28,211,786
Net change in unrealized appreciation (depreciation) ........................... 14,037,707 (10,749,072)
Net increase (decrease) in net assets resulting from operations ................ 45,236,360 20,936,006
Distributions to shareholders:
Class 1 ............................................................. (3,009,419) (531,254)
Class 2 ............................................................. (26,479,356) (4,139,710)
Class 4 ............................................................. (1,144,393) (176,753)
Total distributions to shareholders .......................................... (30,633,168) (4,847,717)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 990,276 (2,621,281)
Class 2 ............................................................. 5,245,390 (44,164,595)
Class 4 ............................................................. (798,671) (2,902,918)
Total capital share transactions ............................................ 5,436,995 (49,688,794)
Net increase (decrease) in net assets ................................... 20,040,187 (33,600,505)
Net assets:
Beginning of period ..................................................... 351,194,262 384,794,767
End of period .......................................................... $371,234,449 $351,194,262

Franklin Templeton Variable Insurance Products Trust
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Notes to Financial Statements (unaudited)
Templeton Growth VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Templeton Growth VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. At June 30, 2025, 40.4% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in time deposits are valued at cost, which
approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Additionally, at June 30, 2025, the
Fund held $10,977,470 in U.S. Government and Agency
securities as collateral. These securities are held as
collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
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Templeton Growth VIP Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 20,037 $253,022 70,226 $909,757
Shares issued in reinvestment of distributions .......... 233,288 3,009,419 40,992 531,254
Shares redeemed ............................... (172,737) (2,272,165) (314,174) (4,062,292)
Net increase (decrease) .......................... 80,588 $990,276 (202,956) $(2,621,281)
Class 2 Shares:
Shares sold ................................... 1,023,923 $13,389,171 656,666 $8,308,166
Shares issued in reinvestment of distributions .......... 2,103,206 26,479,356 326,475 4,139,710
Shares redeemed ............................... (2,721,633) (34,623,137) (4,499,430) (56,612,471)
Net increase (decrease) .......................... 405,496 $5,245,390 (3,516,289) $(44,164,595)
Class 4 Shares:
Shares sold ................................... 6,024 $75,967 48,727 $627,969
Shares issued in reinvestment of distributions .......... 89,058 1,144,393 13,691 176,753
Shares redeemed ............................... (153,002) (2,019,031) (289,492) (3,707,640)
Net increase (decrease) .......................... (57,920) $(798,671) (227,074) $(2,902,918)
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Templeton Asset Management Ltd. (TAML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Templeton Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.900% of the
Fund’s average daily net assets.
Under a subadvisory agreement, TAML, an affiliate of Global Advisors, provides subadvisory services to the Fund. The subadvisory fee is paid by Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by
Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.87% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Annualized Fee Rate Net Assets
1.000% Up to and including $100 million
0.900% Over $100 million, up to and including $250 million
0.800% Over $250 million, up to and including $500 million
0.750% Over $500 million, up to and including $1 billion
0.700% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3 . Transactions with Affiliates (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Templeton Growth VIP Fund
(continued)
4. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$147,783,654 and $171,847,246, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Cost of investments .......................................................................... $293,515,819
Unrealized appreciation ........................................................................ $83,073,200
Unrealized depreciation ........................................................................ (4,763,648)
Net unrealized appreciation (depreciation) .......................................................... $78,309,552

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2025, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 34,021,347 $ — $ 34,021,347
Banks ............................... 20,909,655 16,349,866 — 37,259,521
Broadline Retail ....................... 9,133,644 — — 9,133,644
Capital Markets ........................ 11,968,416 — — 11,968,416
Chemicals ........................... — 3,683,873 — 3,683,873
Construction & Engineering ............... — 7,160,277 — 7,160,277
Construction Materials .................. 5,360,294 — — 5,360,294
Containers & Packaging ................. 4,345,241 — — 4,345,241
Diversified Telecommunication Services ..... 3,518,062 — — 3,518,062
Electrical Equipment .................... — 7,083,581 — 7,083,581
Electronic Equipment, Instruments &
Components ........................ 5,850,345 — — 5,850,345
Financial Services ...................... 10,325,733 — — 10,325,733
Food Products ........................ — 4,357,665 — 4,357,665
Ground Transportation .................. 7,118,550 — — 7,118,550
Health Care Equipment & Supplies ......... 3,462,392 — — 3,462,392
Health Care Providers & Services .......... 4,503,724 — — 4,503,724
Hotels, Restaurants & Leisure ............. 12,392,787 — — 12,392,787
Industrial Conglomerates ................ 4,216,292 7,441,182 — 11,657,474
Interactive Media & Services .............. 15,652,509 3,279,773 — 18,932,282
Life Sciences Tools & Services ............ 7,657,440 — — 7,657,440
Machinery ............................ 6,498,740 6,569,771 — 13,068,511
Metals & Mining ....................... 5,985,421 — — 5,985,421
Oil, Gas & Consumable Fuels ............. — 10,277,695 — 10,277,695
7. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Personal Care Products ................. $ 5,112,529 $ 6,735,899 $ — $ 11,848,428
Pharmaceuticals ....................... 7,055,526 5,974,811 — 13,030,337
Semiconductors & Semiconductor Equipment . 28,283,236 12,720,821 — 41,004,057
Software ............................. 35,600,823 5,519,014 — 41,119,837
Textiles, Apparel & Luxury Goods .......... 4,273,482 3,550,087 — 7,823,569
Trading Companies & Distributors .......... 4,274,868 — — 4,274,868
Short Term Investments ................... — 13,600,000 — 13,600,000
Total Investments in Securities ........... $223,499,709 $148,325,662
a
$— $371,825,371
a
Includes foreign securities valued at $134,725,662, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Growth VIP Fund
(Fund)
April 15, 2025 15(c) Meeting
At an in-person meeting held on April 15, 2025 (April Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Templeton Global Advisors Limited (TGAL) and the Trust, on behalf of the Fund, and the investment sub-advisory agreement between TGAL and Templeton Asset Management Ltd. (TAML), on behalf of the Fund
(each a Management Agreement) for an additional one year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement. TGAL and TAML are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the April Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each
Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the April Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the April Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one- and three-year period was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance Universe.
The Board concluded that the Fund’s performance was satisfactory.

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Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, one global large-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rate was above the median of its Expense Group. The
Board also noted that the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board further noted the small size (5 funds) of the Fund’s Expense Group for the Management Rate and actual total expense ratio and that no quintile information was provided for the Fund. The Board also noted that the Fund had the median assets under management (AUM) for the Expense Group, which were at least $700 million less than the AUM of each of the two largest funds in the Expense Group that had the lowest expenses. The Board further noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted that the Fund’s sub-adviser is paid by TGAL out of the management fee TGAL receives from the Fund and that the allocation of the fee between TGAL and TAML reflected the services provided by each to the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-
advisory fee paid to TAML as the Fund’s sub-adviser are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Fund, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.
May 29, 2025 15(c) Meeting
At a meeting held on May 29, 2025 (May Meeting), the Board reviewed and approved an amendment to the existing investment sub-advisory agreement between TGAL and TAML (the Sub-Advisory Agreement). The Board noted its review and consideration of the information it received in connection with both the April Meeting and the May Meeting. In particular, the
Board reviewed and considered information from the Managers, which included information on an increase to the sub-advisory fee paid by TGAL to TAML from 25% to 33% of the “net advisory fee” paid by the Fund to TGAL, in light of the retirement of a portfolio manager of the Fund employed by TGAL and the reallocation of responsibilities as between TGAL and TAML. The
Board also noted that the amended sub-advisory fee does not impact the amount of management fees that are currently paid by the Fund as TAML is paid by TGAL out of the management fee that TGAL receives from the Fund. The Board further noted
that the allocation of the fee between TGAL and TAML reflects the services provided by TAML pursuant to the Sub-Advisory
Agreement. The Board determined that the conclusions it made at the April Meeting had not changed. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the
Board unanimously approved the amendment to the Sub-Advisory Agreement, noting that the amended sub-advisory fee went into effect on January 1, 2025.

4840-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 26, 2025